UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds
and Schwab Municipal Bond Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2025

Schwab Treasury Inflation Protected Securities Index Fund

Ticker Symbol: SWRSX

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$5	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund returned 4.89%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 3.14%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which
returned 4.89%. The fund does not seek to track the regulatory index.
■

Of the fund’s return, more than two thirds came from coupon income generated by the fund’s holdings, with the remainder coming from price appreciation

Portfolio holdings may have changed since the report date.
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report
1
REG125428-01  00317425

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006) 1	4.89%	1.21%	2.82%
Bloomberg US Aggregate Bond Index 2	3.14%	-0.68%	1.80%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	4.89%	1.26%	2.90%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
2
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Statistics

Net Assets (millions)	$2,705
Number of Holdings	49
Portfolio Turnover Rate	31%
Advisory Fees Paid by the Fund	$1,260,253
30-Day SEC Yield	5.55%
12-Month Distribution Yield	3.49%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.4 Yrs
Business Interest Deduction (163j)	99.93%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Aggregate Bond Index Fund

Ticker Symbol: SWAGX

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund returned 3.17%. The Bloomberg US Aggregate Bond Index returned 3.14%.
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree
■

The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.0%, with a minimum exposure of 0.5% and maximum exposure of 1.3% over the period.

Portfolio holdings may have changed since the report date.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
1
REG125429-01  00317426

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2025)
1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017) 1	3.17%	-0.76%	1.62%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Statistics

Net Assets (millions)	$5,332
Number of Holdings	10,800
Portfolio Turnover Rate	42%
Advisory Fees Paid by the Fund	$2,130,868
30-Day SEC Yield	4.18%
12-Month Distribution Yield	3.99%
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Business Interest Deduction (163j)	99.79%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Annual Report |
August 31, 2025

Schwab Short-Term Bond Index Fund

Ticker Symbol: SWSBX

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$6	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund returned 4.81%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 3.14%. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index which returned 4.79%. The fund does not seek to track the regulatory index.
■

Of the fund’s return, more than two thirds came from coupon income generated by the fund’s holdings, with the remainder coming from price appreciation

Portfolio holdings may have changed since the report date.
Schwab Short-Term Bond Index Fund | Annual Report
1
REG125426-01  00317423

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2025)
1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017) 1	4.81%	1.27%	2.05%
Bloomberg US Aggregate Bond Index 2	3.14%	-0.68%	1.73%
Bloomberg US Government/Credit 1-5 Year Index	4.79%	1.33%	2.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Short-Term Bond Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,506
Number of Holdings	2,797
Portfolio Turnover Rate	49%
Advisory Fees Paid by the Fund	$885,673
30-Day SEC Yield	3.86%
12-Month Distribution Yield	4.06%
Weighted Average Maturity (Source: Aladdin)	2.8 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Business Interest Deduction (163j)	99.86%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term
investments
.
Schwab Short-Term Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Short-Term Bond Index Fund | Annual Report

Annual Report |
August 31, 2025

Schwab Tax-Free Bond Fund

Ticker Symbol: SWNTX

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$38	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund returned 0.14%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 0.08%. The Bloomberg
Municipal 3-15 Year Blend Index which returned 2.08%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The national municipal bond market experienced significant increase in new issue supply during 2024, hitting a new record level, with the trend continuing through the end of the reporting period which drove municipal bond returns down
■

Curve steepening in the 10+ year portion of the yield curve detracted from relative performance as yields rose over the reporting period

Portfolio holdings may have changed since the report date.
Schwab Tax-Free Bond Fund | Annual Report
1
REG125427-01  00317424

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992) 1,2	0.14%	0.33%	1.74%
Bloomberg Municipal Bond Index 3	0.08%	0.40%	2.18%
Bloomberg Municipal 3-15 Year Blend Index	2.08%	0.81%	2.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (thousands)	$540,656
Number of Holdings	396
Portfolio Turnover Rate	49%
Advisory Fees Paid by the Fund	$1,097,975
30-Day SEC Yield	3.65%
30-Day SEC Yield-No Waiver	3.63%
12-Month Distribution Yield	3.60%
Weighted Average Maturity (Source: Aladdin)	7.9 Yrs
Weighted Average Duration (Source: Aladdin)	6.6 Yrs
Tax Exempt Income Distribution	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Tax-Free Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Tax-Free Bond Fund | Annual Report

Annual Report |
August 31, 2025

Schwab California Tax-Free Bond Fund

Ticker Symbol: SWCAX

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$38	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund returned 0.21%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 0.08%. The Bloomberg
California Municipal 3-15 Year Blend Index which returned 2.26%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The national municipal bond market experienced significant increase in new issue supply during 2024, hitting a new record level, with the trend continuing through the end of the reporting period which drove municipal bond returns down
■

New issue supply in the California municipal bond market was also above historical averages but below prior record levels
■

Curve steepening in the 10+ year portion of the yield curve detracted from relative performance as yields rose over the reporting period

Portfolio holdings may have changed since the report date.
Schwab California Tax-Free Bond Fund | Annual Report
1
REG125411-01  00317408

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain
performance
information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992) 1,2	0.21%	0.23%	1.67%
Bloomberg Municipal Bond Index 3	0.08%	0.40%	2.18%
Bloomberg California Municipal 3-15 Year Blend Index 4	2.26%	0.69%	N/A 5
S&P California AMT-Free Municipal Bond Index	-0.02%	0.19%	2.00%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
2
Schwab California Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (thousands)	$468,247
Number of Holdings	374
Portfolio Turnover Rate	35%
Advisory Fees Paid by the Fund	$864,129
30-Day SEC Yield	3.30%
30-Day SEC Yield-No Waiver	3.28%
12-Month Distribution Yield	3.26%
Weighted Average Maturity (Source: Aladdin)	7.3 Yrs
Weighted Average Duration (Source: Aladdin)	6.2 Yrs
Tax Exempt Income Distribution	99.99%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may
have
changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab California Tax-Free Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab California Tax-Free Bond Fund | Annual Report

Annual Report |
August 31, 2025

Schwab Opportunistic Municipal Bond Fund

Ticker Symbol: SWHYX

This annual shareholder report contains important information about the fund for the period of Se
ptember 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$50	0.50%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended
August
31, 2025, the fund returned -1.98%. The Bloomberg Municipal Bond
Index
returned 0.08%.
■

The national municipal bond market experienced significant increase in new issue supply during 2024, hitting a new record level, with the trend continuing through the end of the reporting period which drove municipal bond returns down
■

Curve steepening in the 10+ year portion of the yield curve detracted from relative performance as yields rose over the reporting period

Portfolio holdings may have changed since the report date.
Schwab Opportunistic Municipal Bond Fund | Annual Report
1
REG125425-01  00317422

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2,3

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 1,2,3,4	-1.98%	0.12%	2.02%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
2
Schwab Opportunistic Municipal Bond Fund |
Annual
Report

Statistics

Net Assets (thousands)	$72,883
Number of Holdings	266
Portfolio Turnover Rate	39%
Advisory Fees Paid by the Fund	$220,945
30-Day SEC Yield	3.94%
30-Day SEC Yield-No Waiver	3.84%
12-Month Distribution Yield	4.26%
Weighted Average Maturity (Source: Aladdin)	12.0 Yrs
Weighted Average Duration (Source: Aladdin)	9.2 Yrs
Tax Exempt Income Distribution	98.94%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Opportunistic Municipal Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Opportunistic Municipal Bond Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. Six series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2025/2026 and 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$283,400	$283,400	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,515,513	2024/2025: $2,757,348

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | August 31, 2025
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$10.39	$10.17	$11.27	$12.70	$12.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.37	0.30	0.90	0.59
Net realized and unrealized gains (losses)	0.11	0.23	(0.72)	(1.64)	0.07
Total from investment operations	0.50	0.60	(0.42)	(0.74)	0.66
Less distributions:
Distributions from net investment income	(0.37)	(0.38)	(0.59)	(0.67)	(0.28)
Distributions from net realized gains	—	—	(0.09)	(0.02)	(0.01)
Total distributions	(0.37)	(0.38)	(0.68)	(0.69)	(0.29)
Net asset value at end of period	$10.52	$10.39	$10.17	$11.27	$12.70
Total return	4.89%	6.07%	(3.67%)	(6.04%)	5.48%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%
Net investment income (loss)	3.77%	3.68%	2.92%	7.50%	4.83%
Portfolio turnover rate	31%	31%	44%	37%	25%
Net assets, end of period (x 1,000,000)	$2,705	$2,479	$2,590	$2,750	$2,397

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2025

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/26	80,982,700	80,527,172
0.38%, 01/15/27	66,363,883	65,915,409
2.38%, 01/15/27	32,938,299	33,606,715
0.13%, 04/15/27	82,845,999	81,757,027
0.38%, 07/15/27	73,642,605	73,288,775
1.63%, 10/15/27	83,073,919	84,698,078
0.50%, 01/15/28	74,987,640	74,321,246
1.75%, 01/15/28	31,025,671	31,657,697
1.25%, 04/15/28	81,977,622	82,626,078
3.63%, 04/15/28	31,692,414	33,900,979
0.75%, 07/15/28	65,133,104	65,100,028
2.38%, 10/15/28	84,393,257	88,383,806
0.88%, 01/15/29	56,220,956	56,069,423
2.50%, 01/15/29	28,772,155	30,235,489
2.13%, 04/15/29	86,811,554	90,148,373
3.88%, 04/15/29	36,468,551	40,151,020
0.25%, 07/15/29	66,301,701	64,616,964
1.63%, 10/15/29	89,576,039	91,874,924
0.13%, 01/15/30	74,888,579	71,837,455
1.63%, 04/15/30	92,829,280	94,794,650
0.13%, 07/15/30	82,459,560	78,774,648
0.13%, 01/15/31	85,045,775	80,203,814
0.13%, 07/15/31	86,667,470	81,247,368
0.13%, 01/15/32	94,220,466	86,991,989
3.38%, 04/15/32	13,344,227	15,033,888
0.63%, 07/15/32	98,465,044	93,468,712
1.13%, 01/15/33	96,593,866	93,799,813
1.38%, 07/15/33	94,628,436	93,297,724
1.75%, 01/15/34	100,035,806	100,532,078
1.88%, 07/15/34	103,853,542	105,253,131
2.13%, 01/15/35	109,208,631	112,222,534
1.88%, 07/15/35	40,263,381	40,489,076
2.13%, 02/15/40	16,899,120	16,828,157
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	25,247,265	24,833,545
0.75%, 02/15/42	39,717,135	30,921,962
0.63%, 02/15/43	31,970,479	23,767,429
1.38%, 02/15/44	43,856,517	36,663,020
0.75%, 02/15/45	48,478,793	35,162,275
1.00%, 02/15/46	24,884,294	18,658,846
0.88%, 02/15/47	30,371,541	21,777,344
1.00%, 02/15/48	22,007,253	15,987,925
1.00%, 02/15/49	20,015,578	14,298,628
0.25%, 02/15/50	31,173,786	17,744,095
0.13%, 02/15/51	30,632,242	16,329,618
0.13%, 02/15/52	36,776,492	19,134,550
1.50%, 02/15/53	33,553,830	25,956,378
2.13%, 02/15/54	34,057,884	30,451,873
2.38%, 02/15/55	33,168,881	31,366,619
Total Treasuries (Cost $2,785,761,815)		2,696,708,347

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (a)	2,649,743	2,649,743
Total Short-Term Investments (Cost $2,649,743)		2,649,743
Total Investments in Securities (Cost $2,788,411,558)		2,699,358,090

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,696,708,347	$—	$2,696,708,347
Short-Term Investments[1]	2,649,743	—	—	2,649,743
Total	$2,649,743	$2,696,708,347	$—	$2,699,358,090

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,788,411,558)		$2,699,358,090
Receivables:
Investments sold		12,210,145
Interest		6,842,432
Fund shares sold		2,835,835
Dividends	+	6,090
Total assets		2,721,252,592

Liabilities
Payables:
Investments bought		15,775,781
Fund shares redeemed		799,663
Investment adviser fees	+	112,703
Total liabilities		16,688,147
Net assets		$2,704,564,445

Net Assets by Source
Capital received from investors		$3,030,593,828
Total distributable loss	+	(326,029,383)
Net assets		$2,704,564,445

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,704,564,445		257,169,900		$10.52

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$96,285,519 *
Dividends received from securities - unaffiliated issuers	+	77,425
Total investment income		96,362,944

Expenses
Investment adviser fees		1,260,253
Total expenses	–	1,260,253
Net investment income		95,102,691

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(33,131,642)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	60,704,131
Net realized and unrealized gains		27,572,489
Increase in net assets resulting from operations		$122,675,180

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$95,102,691	$93,805,940
Net realized losses		(33,131,642)	(78,387,983)
Net change in unrealized appreciation (depreciation)	+	60,704,131	133,387,530
Increase in net assets resulting from operations		$122,675,180	$148,805,487

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($88,811,994 )	($93,949,390 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,947,813	$814,265,769	56,164,369	$569,420,370
Shares reinvested		6,363,252	65,844,986	6,919,433	69,791,244
Shares redeemed	+	(66,681,471)	(688,137,106)	(79,288,776)	(805,036,545)
Net transactions in fund shares		18,629,594	$191,973,649	(16,204,974)	($165,824,931 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		238,540,306	$2,478,727,610	254,745,280	$2,589,696,444
Total increase (decrease)	+	18,629,594	225,836,835	(16,204,974)	(110,968,834)
End of period		257,169,900	$2,704,564,445	238,540,306	$2,478,727,610
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$9.05	$8.76	$9.15	$10.57	$10.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.32	0.26	0.19	0.18
Net realized and unrealized gains (losses)	(0.07)	0.30	(0.38)	(1.39)	(0.22)
Total from investment operations	0.28	0.62	(0.12)	(1.20)	(0.04)
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.27)	(0.22)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.36)	(0.33)	(0.27)	(0.22)	(0.23)
Net asset value at end of period	$8.97	$9.05	$8.76	$9.15	$10.57
Total return	3.17%	7.23%	(1.34%)	(11.51%)	(0.30%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Net investment income (loss)	3.97%	3.67%	2.91%	1.93%	1.66%
Portfolio turnover rate[3]	42%	60%	71%	58%	56%
Net assets, end of period (x 1,000,000)	$5,332	$5,144	$4,521	$4,440	$5,510

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate includes to-be-announced (TBA) transactions (if any) (see financial note 2 for additional information).
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.6% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.4%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,752
7.10%, 11/15/27 (a)	150,000	158,249
2.20%, 11/02/28 (a)	100,000	93,348
5.74%, 05/15/29 (a)(b)	100,000	102,629
6.99%, 06/13/29 (a)(b)	150,000	158,831
6.85%, 01/03/30 (a)(b)	150,000	159,309
5.54%, 01/17/31 (a)(b)	150,000	153,578
8.00%, 11/01/31	450,000	514,682
6.18%, 07/26/35 (a)(b)	150,000	154,445
American Express Co.
1.65%, 11/04/26 (a)	250,000	243,073
2.55%, 03/04/27 (a)	350,000	342,345
3.30%, 05/03/27 (a)	300,000	296,580
5.85%, 11/05/27 (a)	250,000	259,435
5.10%, 02/16/28 (a)(b)	350,000	354,280
5.04%, 07/26/28 (a)(b)	200,000	203,254
4.73%, 04/25/29 (a)(b)	250,000	254,005
4.05%, 05/03/29 (a)	150,000	150,464
4.35%, 07/20/29 (a)(b)	270,000	271,428
5.28%, 07/27/29 (a)(b)	250,000	257,977
5.53%, 04/25/30 (a)(b)	250,000	261,152
5.09%, 01/30/31 (a)(b)	250,000	257,680
5.02%, 04/25/31 (a)(b)	250,000	256,930
6.49%, 10/30/31 (a)(b)	250,000	273,790
4.99%, 05/26/33 (a)(b)	100,000	100,849
4.92%, 07/20/33 (a)(b)	310,000	314,011
4.42%, 08/03/33 (a)(b)	250,000	245,860
5.04%, 05/01/34 (a)(b)	200,000	203,238
5.63%, 07/28/34 (a)(b)	100,000	103,501
5.92%, 04/25/35 (a)(b)	100,000	105,488
5.28%, 07/26/35 (a)(b)	300,000	306,093
5.44%, 01/30/36 (a)(b)	250,000	257,175
5.67%, 04/25/36 (a)(b)	250,000	261,247
4.05%, 12/03/42	150,000	127,106
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	98,969
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	77,992
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,608
4.90%, 07/16/27	250,000	254,445
3.92%, 09/30/27	250,000	249,875
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	200,000	207,094
7.88%, 11/15/34 (a)(b)	200,000	230,268
6.03%, 03/13/35 (a)(b)	200,000	210,010
Banco Santander SA
4.25%, 04/11/27	200,000	200,148
5.29%, 08/18/27	400,000	407,400
1.72%, 09/14/27 (a)(b)	200,000	194,552
6.53%, 11/07/27 (a)(b)	200,000	204,970
3.80%, 02/23/28	200,000	197,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 03/14/28 (a)(b)	200,000	203,640
4.18%, 03/24/28 (a)(b)	200,000	199,676
4.38%, 04/12/28	200,000	200,896
5.37%, 07/15/28 (a)(b)	200,000	204,112
5.59%, 08/08/28	400,000	416,096
6.61%, 11/07/28	200,000	214,122
3.31%, 06/27/29	200,000	193,256
5.57%, 01/17/30	200,000	208,874
5.54%, 03/14/30 (a)(b)	200,000	207,556
3.49%, 05/28/30	200,000	192,330
2.75%, 12/03/30	200,000	180,370
2.96%, 03/25/31	200,000	184,898
5.44%, 07/15/31	200,000	209,604
3.23%, 11/22/32 (a)(b)	200,000	181,672
6.92%, 08/08/33	400,000	440,556
6.94%, 11/07/33	200,000	227,104
6.35%, 03/14/34	200,000	212,176
6.03%, 01/17/35	200,000	212,454
Bank of America Corp.
6.22%, 09/15/26	50,000	50,982
4.25%, 10/22/26	350,000	350,035
5.93%, 09/15/27 (a)(b)	300,000	304,878
3.25%, 10/21/27 (a)	500,000	492,570
4.18%, 11/25/27 (a)	350,000	349,874
3.82%, 01/20/28 (a)(b)	500,000	497,160
2.55%, 02/04/28 (a)(b)	425,000	415,182
3.71%, 04/24/28 (a)(b)	350,000	347,186
4.38%, 04/27/28 (a)(b)	400,000	401,000
3.59%, 07/21/28 (a)(b)	400,000	395,712
4.95%, 07/22/28 (a)(b)	500,000	506,785
6.20%, 11/10/28 (a)(b)	400,000	416,904
3.42%, 12/20/28 (a)(b)	1,100,000	1,080,838
4.98%, 01/24/29 (a)(b)	500,000	508,875
3.97%, 03/05/29 (a)(b)	500,000	497,175
5.20%, 04/25/29 (a)(b)	600,000	615,300
4.62%, 05/09/29 (a)(b)	400,000	404,576
2.09%, 06/14/29 (a)(b)	500,000	472,530
4.27%, 07/23/29 (a)(b)	550,000	551,490
5.82%, 09/15/29 (a)(b)	550,000	575,113
3.97%, 02/07/30 (a)(b)	575,000	570,314
3.19%, 07/23/30 (a)(b)	450,000	432,346
2.88%, 10/22/30 (a)(b)	350,000	331,215
5.16%, 01/24/31 (a)(b)	500,000	516,215
2.50%, 02/13/31 (a)(b)	650,000	600,463
2.59%, 04/29/31 (a)(b)	400,000	370,080
1.90%, 07/23/31 (a)(b)	525,000	467,003
1.92%, 10/24/31 (a)(b)	450,000	397,512
2.65%, 03/11/32 (a)(b)	400,000	363,676
2.69%, 04/22/32 (a)(b)	800,000	725,976
2.30%, 07/21/32 (a)(b)	650,000	574,054
2.57%, 10/20/32 (a)(b)	600,000	535,674
2.97%, 02/04/33 (a)(b)	650,000	587,411
4.57%, 04/27/33 (a)(b)	600,000	594,234
5.02%, 07/22/33 (a)(b)	900,000	914,481
5.29%, 04/25/34 (a)(b)	950,000	974,776
5.87%, 09/15/34 (a)(b)	700,000	743,064
5.47%, 01/23/35 (a)(b)	900,000	929,934
5.43%, 08/15/35 (a)(b)	450,000	453,298
5.52%, 10/25/35 (a)(b)	600,000	605,412
5.51%, 01/24/36 (a)(b)	600,000	618,420
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.74%, 02/12/36 (a)(b)	450,000	461,416
5.46%, 05/09/36 (a)(b)	350,000	359,681
2.48%, 09/21/36 (a)(b)	400,000	345,844
6.11%, 01/29/37	350,000	372,204
3.85%, 03/08/37 (a)(b)	425,000	392,594
4.24%, 04/24/38 (a)(b)	350,000	320,596
7.75%, 05/14/38	320,000	384,979
4.08%, 04/23/40 (a)(b)	250,000	218,868
2.68%, 06/19/41 (a)(b)	900,000	648,999
5.88%, 02/07/42	275,000	287,317
3.31%, 04/22/42 (a)(b)	600,000	462,162
5.00%, 01/21/44	350,000	331,733
4.88%, 04/01/44	100,000	92,766
4.75%, 04/21/45	100,000	88,452
4.44%, 01/20/48 (a)(b)	325,000	277,147
3.95%, 01/23/49 (a)(b)	200,000	156,948
4.33%, 03/15/50 (a)(b)	500,000	411,895
4.08%, 03/20/51 (a)(b)	1,000,000	787,690
2.83%, 10/24/51 (a)(b)	150,000	93,384
3.48%, 03/13/52 (a)(b)	200,000	142,084
2.97%, 07/21/52 (a)(b)	350,000	224,886
Bank of America NA
6.00%, 10/15/36	168,000	179,693
Bank of Montreal
1.25%, 09/15/26	250,000	242,785
5.27%, 12/11/26	200,000	202,784
2.65%, 03/08/27	250,000	245,188
5.37%, 06/04/27	150,000	153,350
4.57%, 09/10/27 (a)(b)	200,000	200,584
4.70%, 09/14/27 (a)	200,000	202,406
5.20%, 02/01/28 (a)	250,000	256,577
5.72%, 09/25/28 (a)	200,000	209,240
5.00%, 01/27/29 (a)(b)	100,000	102,033
4.64%, 09/10/30 (a)(b)	150,000	152,151
5.51%, 06/04/31 (a)	150,000	157,784
3.80%, 12/15/32 (a)(b)	200,000	196,038
3.09%, 01/10/37 (a)(b)	200,000	176,480
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	254,202
Bank of New York Mellon Corp.
1.05%, 10/15/26 (a)	100,000	96,797
3.25%, 05/16/27 (a)	250,000	247,400
3.40%, 01/29/28 (a)	200,000	197,746
3.44%, 02/07/28 (a)(b)	150,000	148,785
4.44%, 06/09/28 (a)(b)	140,000	140,883
5.80%, 10/25/28 (a)(b)	250,000	259,060
3.00%, 10/30/28 (a)	150,000	145,245
1.90%, 01/25/29 (a)	100,000	93,469
4.54%, 02/01/29 (a)(b)	150,000	151,848
3.85%, 04/26/29 (a)	100,000	99,782
3.30%, 08/23/29 (a)	150,000	145,329
6.32%, 10/25/29 (a)(b)	200,000	213,144
4.98%, 03/14/30 (a)(b)	150,000	154,215
4.94%, 02/11/31 (a)(b)	250,000	256,987
1.80%, 07/28/31 (a)	100,000	87,930
2.50%, 01/26/32 (a)	100,000	89,354
5.06%, 07/22/32 (a)(b)	200,000	206,150
4.29%, 06/13/33 (a)(b)	200,000	195,612
5.83%, 10/25/33 (a)(b)	250,000	267,367
4.71%, 02/01/34 (a)(b)	150,000	149,589
4.97%, 04/26/34 (a)(b)	200,000	202,366
6.47%, 10/25/34 (a)(b)	100,000	110,654
5.19%, 03/14/35 (a)(b)	200,000	203,918
5.23%, 11/20/35 (a)(b)	150,000	153,215
5.32%, 06/06/36 (a)(b)	140,000	143,500
5.61%, 07/21/39 (a)(b)	100,000	103,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
1.30%, 09/15/26	250,000	242,970
5.35%, 12/07/26	200,000	202,898
1.95%, 02/02/27	150,000	145,980
2.95%, 03/11/27	150,000	147,651
5.40%, 06/04/27	150,000	153,551
5.25%, 06/12/28	150,000	155,042
4.40%, 09/08/28 (a)(b)	200,000	201,020
4.93%, 02/14/29 (a)(b)	200,000	203,434
5.45%, 08/01/29	125,000	130,493
4.85%, 02/01/30	200,000	204,664
5.13%, 02/14/31 (a)(b)	150,000	154,352
2.15%, 08/01/31	150,000	132,692
2.45%, 02/02/32	150,000	131,868
4.74%, 11/10/32 (a)(b)	150,000	151,617
5.65%, 02/01/34	150,000	158,232
4.59%, 05/04/37 (a)(b)	200,000	191,956
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	91,343
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	75,128
Barclays PLC
6.50%, 09/13/27 (a)(b)	200,000	204,202
2.28%, 11/24/27 (a)(b)	400,000	390,176
4.34%, 01/10/28 (a)	200,000	200,126
5.67%, 03/12/28 (a)(b)	200,000	203,890
4.84%, 05/09/28 (a)	250,000	251,155
5.50%, 08/09/28 (a)(b)	300,000	306,471
4.84%, 09/10/28 (a)(b)	200,000	202,088
7.39%, 11/02/28 (a)(b)	250,000	265,505
5.09%, 02/25/29 (a)(b)	250,000	254,362
4.97%, 05/16/29 (a)(b)	250,000	253,768
6.49%, 09/13/29 (a)(b)	200,000	212,094
4.48%, 11/11/29 (a)(b)	300,000	300,642
5.69%, 03/12/30 (a)(b)	350,000	364,213
5.09%, 06/20/30 (a)(b)	300,000	304,359
4.94%, 09/10/30 (a)(b)	250,000	254,027
5.37%, 02/25/31 (a)(b)	350,000	361,158
2.65%, 06/24/31 (a)(b)	100,000	91,689
2.67%, 03/10/32 (a)(b)	200,000	180,302
2.89%, 11/24/32 (a)(b)	250,000	223,913
5.75%, 08/09/33 (a)(b)	200,000	209,120
7.44%, 11/02/33 (a)(b)	350,000	399,822
6.22%, 05/09/34 (a)(b)	400,000	427,260
7.12%, 06/27/34 (a)(b)	250,000	276,447
6.69%, 09/13/34 (a)(b)	250,000	274,312
5.34%, 09/10/35 (a)(b)	400,000	400,752
3.56%, 09/23/35 (a)(b)	150,000	140,126
5.79%, 02/25/36 (a)(b)	350,000	361,007
3.81%, 03/10/42 (a)(b)	200,000	156,356
3.33%, 11/24/42 (a)(b)	200,000	149,548
5.25%, 08/17/45	200,000	187,198
5.86%, 08/11/46 (a)(b)	250,000	248,288
4.95%, 01/10/47	200,000	179,482
6.04%, 03/12/55 (a)(b)	200,000	204,340
BPCE SA
3.38%, 12/02/26	250,000	247,810
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	200,000	203,708
3.45%, 04/07/27 (a)	200,000	198,302
5.24%, 06/28/27	200,000	203,966
4.51%, 09/11/27 (a)(b)	150,000	150,372
4.86%, 01/13/28 (a)(b)	200,000	201,732
5.00%, 04/28/28 (a)	250,000	255,805
4.86%, 03/30/29 (a)(b)	250,000	253,765
5.26%, 04/08/29 (a)	200,000	207,070
4.63%, 09/11/30 (a)(b)	200,000	202,246
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 01/13/31 (a)(b)	200,000	206,524
3.60%, 04/07/32 (a)	200,000	188,258
6.09%, 10/03/33 (a)	250,000	269,977
Capital One Financial Corp.
4.10%, 02/09/27 (a)	150,000	149,730
3.75%, 03/09/27 (a)	300,000	298,095
3.65%, 05/11/27 (a)	250,000	247,895
1.88%, 11/02/27 (a)(b)	225,000	218,671
3.80%, 01/31/28 (a)	200,000	198,244
4.93%, 05/10/28 (a)(b)	300,000	303,135
5.47%, 02/01/29 (a)(b)	200,000	205,374
6.31%, 06/08/29 (a)(b)	300,000	315,003
5.70%, 02/01/30 (a)(b)	200,000	207,734
3.27%, 03/01/30 (a)(b)	200,000	192,822
5.25%, 07/26/30 (a)(b)	200,000	205,684
5.46%, 07/26/30 (a)(b)	200,000	207,168
7.62%, 10/30/31 (a)(b)	300,000	340,518
2.36%, 07/29/32 (a)(b)	150,000	129,258
2.62%, 11/02/32 (a)(b)	200,000	177,692
6.70%, 11/29/32 (a)	150,000	165,140
5.27%, 05/10/33 (a)(b)	200,000	203,656
5.82%, 02/01/34 (a)(b)	250,000	260,310
6.38%, 06/08/34 (a)(b)	300,000	322,476
7.96%, 11/02/34 (a)(b)	150,000	175,617
6.05%, 02/01/35 (a)(b)	200,000	210,912
5.88%, 07/26/35 (a)(b)	200,000	208,200
6.18%, 01/30/36 (a)(b)	300,000	309,705
Capital One NA
4.65%, 09/13/28 (a)	250,000	253,038
Citibank NA
5.49%, 12/04/26 (a)	250,000	254,030
4.58%, 05/29/27 (a)	400,000	403,304
4.88%, 11/19/27 (a)(b)	400,000	403,072
5.80%, 09/29/28 (a)	400,000	419,504
4.84%, 08/06/29 (a)	250,000	256,450
4.91%, 05/29/30 (a)	500,000	513,370
5.57%, 04/30/34 (a)	300,000	314,169
Citigroup, Inc.
3.20%, 10/21/26 (a)	600,000	593,364
4.30%, 11/20/26	150,000	150,192
4.45%, 09/29/27	680,000	682,101
3.89%, 01/10/28 (a)(b)	500,000	497,220
6.63%, 01/15/28	100,000	106,104
3.07%, 02/24/28 (a)(b)	500,000	491,155
4.64%, 05/07/28 (a)(b)	400,000	402,180
4.66%, 05/24/28 (a)(b)	300,000	301,872
3.67%, 07/24/28 (a)(b)	400,000	395,592
4.13%, 07/25/28	350,000	349,527
3.52%, 10/27/28 (a)(b)	400,000	393,976
4.79%, 03/04/29 (a)(b)	400,000	405,276
4.08%, 04/23/29 (a)(b)	300,000	298,863
5.17%, 02/13/30 (a)(b)	500,000	513,250
3.98%, 03/20/30 (a)(b)	450,000	444,510
4.54%, 09/19/30 (a)(b)	550,000	552,711
2.98%, 11/05/30 (a)(b)	400,000	378,144
2.67%, 01/29/31 (a)(b)	400,000	371,200
4.41%, 03/31/31 (a)(b)	700,000	698,558
4.95%, 05/07/31 (a)(b)	400,000	407,728
2.57%, 06/03/31 (a)(b)	650,000	596,921
2.56%, 05/01/32 (a)(b)	500,000	449,270
6.63%, 06/15/32	200,000	220,644
2.52%, 11/03/32 (a)(b)	300,000	265,746
3.06%, 01/25/33 (a)(b)	550,000	497,134
5.88%, 02/22/33	100,000	105,324
3.79%, 03/17/33 (a)(b)	575,000	541,063
4.91%, 05/24/33 (a)(b)	475,000	477,228
6.00%, 10/31/33	150,000	159,915
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.27%, 11/17/33 (a)(b)	500,000	542,235
6.17%, 05/25/34 (a)(b)	600,000	632,016
5.59%, 11/19/34 (a)(b)	200,000	204,388
5.83%, 02/13/35 (a)(b)	300,000	307,989
5.45%, 06/11/35 (a)(b)	450,000	462,388
6.02%, 01/24/36 (a)(b)	550,000	567,930
5.33%, 03/27/36 (a)(b)	400,000	404,412
6.13%, 08/25/36	100,000	105,096
3.88%, 01/24/39 (a)(b)	200,000	173,318
8.13%, 07/15/39	345,000	435,104
5.41%, 09/19/39 (a)(b)	200,000	198,056
5.32%, 03/26/41 (a)(b)	300,000	293,829
5.88%, 01/30/42	205,000	212,603
2.90%, 11/03/42 (a)(b)	200,000	142,392
6.68%, 09/13/43	200,000	221,388
5.30%, 05/06/44	150,000	142,508
4.65%, 07/30/45	180,000	157,685
4.75%, 05/18/46	330,000	286,684
4.28%, 04/24/48 (a)(b)	150,000	123,635
4.65%, 07/23/48 (a)	450,000	390,028
5.61%, 03/04/56 (a)(b)	300,000	292,362
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	250,000	260,185
3.25%, 04/30/30 (a)	150,000	141,888
5.25%, 03/05/31 (a)(b)	200,000	204,606
5.72%, 07/23/32 (a)(b)	200,000	208,902
2.64%, 09/30/32 (a)	100,000	84,689
6.65%, 04/25/35 (a)(b)	150,000	163,254
5.64%, 05/21/37 (a)(b)	100,000	100,567
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	246,860
5.98%, 01/30/30 (a)(b)	250,000	259,422
Commonwealth Bank of Australia
4.58%, 11/27/26	250,000	251,850
Cooperatieve Rabobank UA
5.50%, 10/05/26	250,000	253,873
5.04%, 03/05/27	250,000	253,840
4.88%, 01/21/28	250,000	255,507
5.25%, 05/24/41	200,000	197,454
5.75%, 12/01/43	250,000	250,395
5.25%, 08/04/45	250,000	233,440
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	171,522
Deutsche Bank AG
5.37%, 09/09/27	150,000	153,740
2.31%, 11/16/27 (a)(b)	250,000	243,895
2.55%, 01/07/28 (a)(b)	250,000	244,230
5.71%, 02/08/28 (a)(b)	200,000	203,726
5.37%, 01/10/29 (a)(b)	150,000	153,335
6.72%, 01/18/29 (a)(b)	300,000	315,705
5.41%, 05/10/29	150,000	156,287
6.82%, 11/20/29 (a)(b)	250,000	268,127
5.00%, 09/11/30 (a)(b)	200,000	203,438
5.30%, 05/09/31 (a)(b)	300,000	307,500
5.88%, 07/08/31 (a)(b)	200,000	207,226
4.95%, 08/04/31 (a)(b)	300,000	302,538
3.55%, 09/18/31 (a)(b)	350,000	332,160
3.73%, 01/14/32 (a)(b)	200,000	187,388
3.04%, 05/28/32 (a)(b)	150,000	136,922
4.88%, 12/01/32 (a)(b)	200,000	199,322
3.74%, 01/07/33 (a)(b)	200,000	183,234
7.08%, 02/10/34 (a)(b)	200,000	217,354
5.40%, 09/11/35 (a)(b)	250,000	251,728
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	146,283
3.95%, 03/14/28 (a)	150,000	149,270
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.36%, 10/27/28 (a)(b)	200,000	208,904
6.34%, 07/27/29 (a)(b)	200,000	211,192
4.77%, 07/28/30 (a)(b)	200,000	202,550
5.63%, 01/29/32 (a)(b)	200,000	209,494
8.25%, 03/01/38	200,000	245,262
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	243,495
4.97%, 01/28/28 (a)(b)	250,000	252,598
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,493
6.25%, 03/12/40 (a)(b)	100,000	100,670
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	257,180
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,869
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	101,891
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	159,473
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	450,000	446,364
5.95%, 01/15/27	157,000	160,878
3.85%, 01/26/27 (a)	600,000	597,396
1.54%, 09/10/27 (a)(b)	500,000	486,010
1.95%, 10/21/27 (a)(b)	750,000	730,192
2.64%, 02/24/28 (a)(b)	600,000	585,774
3.62%, 03/15/28 (a)(b)	400,000	395,936
4.94%, 04/23/28 (a)(b)	450,000	454,716
3.69%, 06/05/28 (a)(b)	500,000	495,360
4.48%, 08/23/28 (a)(b)	450,000	452,115
3.81%, 04/23/29 (a)(b)	450,000	445,468
4.22%, 05/01/29 (a)(b)	625,000	625,394
6.48%, 10/24/29 (a)(b)	500,000	532,170
2.60%, 02/07/30 (a)	350,000	327,260
3.80%, 03/15/30 (a)	475,000	467,039
5.73%, 04/25/30 (a)(b)	500,000	523,470
5.05%, 07/23/30 (a)(b)	450,000	460,840
4.69%, 10/23/30 (a)(b)	350,000	354,004
5.21%, 01/28/31 (a)(b)	400,000	412,304
5.22%, 04/23/31 (a)(b)	500,000	516,430
1.99%, 01/27/32 (a)(b)	500,000	439,425
2.62%, 04/22/32 (a)(b)	675,000	609,505
2.38%, 07/21/32 (a)(b)	700,000	620,515
2.65%, 10/21/32 (a)(b)	600,000	536,394
6.13%, 02/15/33	175,000	191,825
3.10%, 02/24/33 (a)(b)	700,000	636,979
6.56%, 10/24/34 (a)(b)	250,000	277,627
5.85%, 04/25/35 (a)(b)	500,000	527,905
5.33%, 07/23/35 (a)(b)	575,000	585,597
5.02%, 10/23/35 (a)(b)	500,000	497,150
5.54%, 01/28/36 (a)(b)	600,000	619,116
6.45%, 05/01/36	100,000	109,012
6.75%, 10/01/37	1,000,000	1,110,590
4.02%, 10/31/38 (a)(b)	475,000	418,119
4.41%, 04/23/39 (a)(b)	300,000	272,889
6.25%, 02/01/41	450,000	483,462
3.21%, 04/22/42 (a)(b)	400,000	301,084
2.91%, 07/21/42 (a)(b)	250,000	179,780
3.44%, 02/24/43 (a)(b)	375,000	287,497
4.80%, 07/08/44 (a)	350,000	315,252
5.15%, 05/22/45	350,000	319,217
4.75%, 10/21/45 (a)	300,000	266,607
5.56%, 11/19/45 (a)(b)	550,000	543,174
5.73%, 01/28/56 (a)(b)	300,000	299,589
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC Bank USA NA
5.88%, 11/01/34	250,000	266,125
7.00%, 01/15/39	250,000	292,637
HSBC Holdings PLC
4.38%, 11/23/26	200,000	200,274
2.25%, 11/22/27 (a)(b)	200,000	195,088
4.04%, 03/13/28 (a)(b)	400,000	398,588
5.60%, 05/17/28 (a)(b)	300,000	306,321
4.76%, 06/09/28 (a)(b)	450,000	453,478
5.21%, 08/11/28 (a)(b)	400,000	406,516
2.01%, 09/22/28 (a)(b)	350,000	334,204
7.39%, 11/03/28 (a)(b)	400,000	425,216
5.13%, 11/19/28 (a)(b)	300,000	304,920
4.90%, 03/03/29 (a)(b)	200,000	202,808
6.16%, 03/09/29 (a)(b)	450,000	469,620
4.58%, 06/19/29 (a)(b)	600,000	604,218
2.21%, 08/17/29 (a)(b)	400,000	376,924
5.55%, 03/04/30 (a)(b)	250,000	259,445
4.95%, 03/31/30	400,000	409,952
3.97%, 05/22/30 (a)(b)	450,000	442,948
5.29%, 11/19/30 (a)(b)	400,000	412,408
5.13%, 03/03/31 (a)(b)	200,000	204,906
5.24%, 05/13/31 (a)(b)	400,000	411,332
2.85%, 06/04/31 (a)(b)	250,000	231,933
2.36%, 08/18/31 (a)(b)	250,000	225,718
5.73%, 05/17/32 (a)(b)	250,000	262,490
2.80%, 05/24/32 (a)(b)	500,000	451,855
2.87%, 11/22/32 (a)(b)	350,000	314,909
4.76%, 03/29/33 (a)(b)	200,000	197,458
5.40%, 08/11/33 (a)(b)	450,000	464,616
8.11%, 11/03/33 (a)(b)	400,000	465,712
6.25%, 03/09/34 (a)(b)	400,000	432,300
6.55%, 06/20/34 (a)(b)	300,000	321,360
7.40%, 11/13/34 (a)(b)	200,000	225,464
5.72%, 03/04/35 (a)(b)	200,000	209,656
5.87%, 11/18/35 (a)(b)	200,000	205,236
5.45%, 03/03/36 (a)(b)	400,000	406,656
6.50%, 05/02/36	400,000	431,832
5.79%, 05/13/36 (a)(b)	400,000	416,264
6.50%, 09/15/37	405,000	432,943
6.80%, 06/01/38	400,000	442,084
6.10%, 01/14/42	200,000	213,300
6.33%, 03/09/44 (a)(b)	500,000	537,175
5.25%, 03/14/44	200,000	188,950
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,614
4.65%, 06/03/28	200,000	202,856
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	200,682
6.21%, 08/21/29 (a)(b)	100,000	105,411
2.55%, 02/04/30 (a)	150,000	138,852
5.27%, 01/15/31 (a)(b)	200,000	206,296
5.71%, 02/02/35 (a)(b)	200,000	206,904
2.49%, 08/15/36 (a)(b)	150,000	127,872
6.14%, 11/18/39 (a)(b)	100,000	103,097
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	252,403
5.65%, 01/10/30 (a)	250,000	261,752
ING Groep NV
3.95%, 03/29/27	200,000	199,226
6.08%, 09/11/27 (a)(b)	200,000	203,458
4.02%, 03/28/28 (a)(b)	250,000	249,123
4.55%, 10/02/28	300,000	303,207
4.86%, 03/25/29 (a)(b)	200,000	202,830
4.05%, 04/09/29	200,000	198,680
5.34%, 03/19/30 (a)(b)	200,000	206,518
5.07%, 03/25/31 (a)(b)	200,000	204,946
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 04/01/32 (a)(b)	200,000	182,626
4.25%, 03/28/33 (a)(b)	200,000	194,260
6.11%, 09/11/34 (a)(b)	200,000	214,052
5.55%, 03/19/35 (a)(b)	200,000	206,064
5.53%, 03/25/36 (a)(b)	200,000	204,834
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	550,000	543,933
7.63%, 10/15/26	150,000	155,975
4.13%, 12/15/26	350,000	350,154
8.00%, 04/29/27	150,000	159,441
1.47%, 09/22/27 (a)(b)	250,000	242,883
4.25%, 10/01/27	250,000	251,683
6.07%, 10/22/27 (a)(b)	300,000	305,931
3.63%, 12/01/27 (a)	150,000	148,646
5.04%, 01/23/28 (a)(b)	450,000	454,860
3.78%, 02/01/28 (a)(b)	500,000	497,075
2.95%, 02/24/28 (a)(b)	350,000	343,703
5.57%, 04/22/28 (a)(b)	500,000	510,770
4.32%, 04/26/28 (a)(b)	600,000	600,846
3.54%, 05/01/28 (a)(b)	450,000	445,162
2.18%, 06/01/28 (a)(b)	300,000	290,205
4.98%, 07/22/28 (a)(b)	350,000	355,190
4.85%, 07/25/28 (a)(b)	650,000	658,053
4.51%, 10/22/28 (a)(b)	350,000	352,415
3.51%, 01/23/29 (a)(b)	450,000	443,407
4.92%, 01/24/29 (a)(b)	400,000	407,124
4.01%, 04/23/29 (a)(b)	400,000	398,432
2.07%, 06/01/29 (a)(b)	350,000	331,096
4.20%, 07/23/29 (a)(b)	450,000	450,558
5.30%, 07/24/29 (a)(b)	500,000	515,105
6.09%, 10/23/29 (a)(b)	400,000	421,944
4.45%, 12/05/29 (a)(b)	450,000	453,550
5.01%, 01/23/30 (a)(b)	425,000	435,327
5.58%, 04/22/30 (a)(b)	500,000	522,255
3.70%, 05/06/30 (a)(b)	450,000	441,472
4.57%, 06/14/30 (a)(b)	400,000	404,344
5.00%, 07/22/30 (a)(b)	500,000	512,970
8.75%, 09/01/30	150,000	179,015
2.74%, 10/15/30 (a)(b)	650,000	612,781
4.60%, 10/22/30 (a)(b)	450,000	454,990
5.14%, 01/24/31 (a)(b)	500,000	515,815
4.49%, 03/24/31 (a)(b)	550,000	554,323
2.52%, 04/22/31 (a)(b)	500,000	462,125
5.10%, 04/22/31 (a)(b)	350,000	361,168
2.96%, 05/13/31 (a)(b)	575,000	536,699
1.76%, 11/19/31 (a)(b)	250,000	219,685
1.95%, 02/04/32 (a)(b)	550,000	484,016
2.58%, 04/22/32 (a)(b)	675,000	610,996
2.55%, 11/08/32 (a)(b)	300,000	267,591
2.96%, 01/25/33 (a)(b)	500,000	453,880
4.59%, 04/26/33 (a)(b)	450,000	448,101
4.91%, 07/25/33 (a)(b)	800,000	811,536
5.72%, 09/14/33 (a)(b)	600,000	628,626
5.35%, 06/01/34 (a)(b)	800,000	826,992
6.25%, 10/23/34 (a)(b)	550,000	601,260
5.34%, 01/23/35 (a)(b)	550,000	565,301
5.77%, 04/22/35 (a)(b)	575,000	607,666
5.29%, 07/22/35 (a)(b)	650,000	663,624
4.95%, 10/22/35 (a)(b)	550,000	547,294
5.50%, 01/24/36 (a)(b)	500,000	516,560
5.57%, 04/22/36 (a)(b)	600,000	624,210
5.58%, 07/23/36 (a)(b)	720,000	735,170
6.40%, 05/15/38	450,000	502,722
3.88%, 07/24/38 (a)(b)	475,000	420,399
5.50%, 10/15/40	230,000	234,655
3.11%, 04/22/41 (a)(b)	250,000	192,910
5.60%, 07/15/41	275,000	281,900
2.53%, 11/19/41 (a)(b)	300,000	212,502
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 01/06/42	250,000	249,843
3.16%, 04/22/42 (a)(b)	375,000	284,291
5.63%, 08/16/43	250,000	252,210
4.85%, 02/01/44	200,000	185,334
4.95%, 06/01/45	300,000	274,548
5.53%, 11/29/45 (a)(b)	450,000	451,300
4.26%, 02/22/48 (a)(b)	350,000	293,086
4.03%, 07/24/48 (a)(b)	250,000	200,883
3.96%, 11/15/48 (a)(b)	600,000	478,026
3.90%, 01/23/49 (a)(b)	300,000	236,154
3.11%, 04/22/51 (a)(b)	400,000	267,848
3.33%, 04/22/52 (a)(b)	600,000	415,656
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	350,000	354,560
KeyBank NA
4.39%, 12/14/27	250,000	250,935
4.90%, 08/08/32	250,000	245,538
5.00%, 01/26/33 (a)	250,000	249,565
KeyCorp
2.25%, 04/06/27	150,000	145,364
4.10%, 04/30/28	100,000	99,819
2.55%, 10/01/29	100,000	93,587
4.79%, 06/01/33 (a)(b)	100,000	99,048
6.40%, 03/06/35 (a)(b)	150,000	161,252
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	198,948
5.46%, 01/05/28 (a)(b)	250,000	253,670
3.75%, 03/18/28 (a)(b)	200,000	198,366
4.38%, 03/22/28	300,000	301,326
4.55%, 08/16/28	200,000	202,122
3.57%, 11/07/28 (a)(b)	400,000	394,008
5.09%, 11/26/28 (a)(b)	200,000	203,442
5.87%, 03/06/29 (a)(b)	200,000	207,716
4.82%, 06/13/29 (a)(b)	230,000	233,250
5.72%, 06/05/30 (a)(b)	300,000	314,034
4.98%, 08/11/33 (a)(b)	200,000	200,566
7.95%, 11/15/33 (a)(b)	200,000	230,928
5.68%, 01/05/35 (a)(b)	250,000	259,432
5.59%, 11/26/35 (a)(b)	200,000	205,488
6.07%, 06/13/36 (a)(b)	230,000	238,036
5.30%, 12/01/45	200,000	187,388
3.37%, 12/14/46 (a)(b)	200,000	145,834
4.34%, 01/09/48	300,000	241,788
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	101,183
7.41%, 10/30/29 (a)(b)	200,000	217,770
5.18%, 07/08/31 (a)(b)	140,000	143,216
6.08%, 03/13/32 (a)(b)	200,000	212,710
5.05%, 01/27/34 (a)(b)	250,000	248,288
5.40%, 07/30/35 (a)(b)	220,000	221,769
5.39%, 01/16/36 (a)(b)	200,000	200,630
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,095
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	200,000	197,166
3.68%, 02/22/27	200,000	198,940
3.29%, 07/25/27	250,000	246,718
1.64%, 10/13/27 (a)(b)	250,000	242,845
2.34%, 01/19/28 (a)(b)	200,000	194,878
3.96%, 03/02/28	250,000	249,578
4.08%, 04/19/28 (a)(b)	200,000	199,592
5.02%, 07/20/28 (a)(b)	200,000	203,128
4.05%, 09/11/28	250,000	250,478
5.35%, 09/13/28 (a)(b)	200,000	204,554
5.42%, 02/22/29 (a)(b)	200,000	205,820
3.74%, 03/07/29	300,000	296,709
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/18/29	200,000	192,506
2.56%, 02/25/30	200,000	185,948
5.26%, 04/17/30 (a)(b)	200,000	206,572
2.05%, 07/17/30	250,000	225,018
5.20%, 01/16/31 (a)(b)	200,000	206,568
5.16%, 04/24/31 (a)(b)	200,000	206,576
2.31%, 07/20/32 (a)(b)	200,000	177,048
2.49%, 10/13/32 (a)(b)	200,000	178,060
2.85%, 01/19/33 (a)(b)	200,000	179,550
4.32%, 04/19/33 (a)(b)	200,000	195,016
5.13%, 07/20/33 (a)(b)	300,000	306,480
5.47%, 09/13/33 (a)(b)	200,000	208,392
5.44%, 02/22/34 (a)(b)	200,000	208,488
5.41%, 04/19/34 (a)(b)(c)	200,000	208,466
5.43%, 04/17/35 (a)(b)	250,000	258,155
5.57%, 01/16/36 (a)(b)	200,000	208,092
5.62%, 04/24/36 (a)(b)	250,000	260,830
4.29%, 07/26/38	100,000	94,452
4.15%, 03/07/39	100,000	93,081
3.75%, 07/18/39	200,000	173,740
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	197,306
3.66%, 02/28/27	200,000	198,714
3.17%, 09/11/27	300,000	294,744
4.02%, 03/05/28	200,000	199,932
5.41%, 09/13/28 (a)(b)	200,000	204,774
5.78%, 07/06/29 (a)(b)	300,000	312,546
5.38%, 05/26/30 (a)(b)	200,000	206,984
3.15%, 07/16/30 (a)(b)	200,000	191,482
5.10%, 05/13/31 (a)(b)	200,000	205,462
5.74%, 05/27/31 (a)(b)	200,000	210,862
2.20%, 07/10/31 (a)(b)	250,000	225,343
1.98%, 09/08/31 (a)(b)	250,000	222,033
2.56%, 09/13/31	200,000	177,114
2.26%, 07/09/32 (a)(b)	200,000	176,050
5.67%, 09/13/33 (a)(b)	200,000	210,068
5.75%, 05/27/34 (a)(b)	200,000	210,840
5.75%, 07/06/34 (a)(b)	200,000	210,876
5.58%, 05/26/35 (a)(b)	200,000	208,078
5.42%, 05/13/36 (a)(b)	200,000	205,542
5.32%, 07/08/36 (a)(b)	200,000	203,682
Morgan Stanley
3.63%, 01/20/27	550,000	547,250
3.95%, 04/23/27	350,000	348,834
2.48%, 01/21/28 (a)(b)	400,000	390,512
5.65%, 04/13/28 (a)(b)	300,000	306,543
4.21%, 04/20/28 (a)(b)	475,000	475,028
3.59%, 07/22/28 (a)(b)	400,000	395,204
6.30%, 10/18/28 (a)(b)	400,000	417,028
3.77%, 01/24/29 (a)(b)	550,000	544,516
5.12%, 02/01/29 (a)(b)	500,000	510,715
4.99%, 04/12/29 (a)(b)	200,000	203,774
5.16%, 04/20/29 (a)(b)	500,000	511,365
5.45%, 07/20/29 (a)(b)	400,000	413,092
6.41%, 11/01/29 (a)(b)	400,000	425,168
5.17%, 01/16/30 (a)(b)	400,000	411,240
4.43%, 01/23/30 (a)(b)	575,000	577,743
5.66%, 04/18/30 (a)(b)	500,000	522,125
5.04%, 07/19/30 (a)(b)	400,000	409,908
4.65%, 10/18/30 (a)(b)	550,000	555,549
5.23%, 01/15/31 (a)(b)	500,000	516,225
2.70%, 01/22/31 (a)(b)	650,000	605,897
3.62%, 04/01/31 (a)(b)	600,000	580,596
5.19%, 04/17/31 (a)(b)	450,000	464,094
1.79%, 02/13/32 (a)(b)	500,000	433,975
7.25%, 04/01/32	180,000	207,515
1.93%, 04/28/32 (a)(b)	450,000	390,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 07/21/32 (a)(b)	650,000	571,311
2.51%, 10/20/32 (a)(b)	450,000	399,510
2.94%, 01/21/33 (a)(b)	500,000	450,935
4.89%, 07/20/33 (a)(b)	400,000	403,832
6.34%, 10/18/33 (a)(b)	550,000	601,403
5.25%, 04/21/34 (a)(b)	550,000	562,314
5.42%, 07/21/34 (a)(b)	475,000	490,760
6.63%, 11/01/34 (a)(b)	300,000	333,069
5.47%, 01/18/35 (a)(b)	450,000	464,476
5.83%, 04/19/35 (a)(b)	575,000	606,884
5.32%, 07/19/35 (a)(b)	600,000	611,574
5.59%, 01/18/36 (a)(b)	450,000	465,583
5.66%, 04/17/36 (a)(b)	500,000	520,595
2.48%, 09/16/36 (a)(b)	575,000	498,306
5.30%, 04/20/37 (a)(b)	350,000	352,341
5.95%, 01/19/38 (a)(b)	400,000	415,864
3.97%, 07/22/38 (a)(b)	400,000	353,760
5.94%, 02/07/39 (a)(b)	250,000	259,837
4.46%, 04/22/39 (a)(b)	200,000	186,538
3.22%, 04/22/42 (a)(b)	350,000	266,630
6.38%, 07/24/42	375,000	412,384
4.30%, 01/27/45	280,000	239,358
4.38%, 01/22/47	400,000	340,612
5.60%, 03/24/51 (a)(b)	350,000	345,537
2.80%, 01/25/52 (a)(b)	350,000	215,957
5.52%, 11/19/55 (a)(b)	550,000	536,453
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	250,000	254,947
4.45%, 10/15/27 (a)(b)	300,000	300,348
4.95%, 01/14/28 (a)(b)	250,000	252,328
5.50%, 05/26/28 (a)(b)	350,000	357,801
4.97%, 07/14/28 (a)(b)	250,000	253,500
5.02%, 01/12/29 (a)(b)	400,000	407,224
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	360,000	361,573
4.73%, 07/18/31 (a)(b)	540,000	547,765
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	249,920
5.09%, 06/11/27	250,000	254,937
4.94%, 01/12/28	250,000	255,760
4.31%, 06/13/28	250,000	252,495
4.90%, 06/13/28	250,000	256,457
4.79%, 01/10/29	250,000	256,325
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	252,535
5.60%, 12/18/28	250,000	260,645
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,770
3.07%, 05/22/28 (a)(b)	200,000	196,256
5.52%, 09/30/28 (a)(b)	200,000	205,018
4.89%, 05/18/29 (a)(b)	300,000	304,878
5.81%, 09/13/29 (a)(b)	200,000	208,988
5.08%, 01/27/30 (a)(b)	200,000	204,450
4.45%, 05/08/30 (a)(b)	200,000	200,648
4.96%, 08/15/30 (a)(b)	250,000	255,330
5.12%, 05/23/31 (a)(b)	200,000	204,994
6.02%, 03/02/34 (a)(b)	200,000	213,208
6.48%, 06/01/34 (a)(b)	200,000	210,162
5.78%, 03/01/35 (a)(b)	200,000	209,220
3.03%, 11/28/35 (a)(b)	250,000	227,693
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	100,070
3.65%, 08/03/28 (a)	100,000	99,348
3.15%, 05/03/29 (a)	100,000	97,107
1.95%, 05/01/30 (a)	200,000	181,898
6.13%, 11/02/32 (a)	200,000	217,894
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	245,425
3.25%, 01/22/28 (a)	250,000	246,183
4.05%, 07/26/28	250,000	249,343
2.70%, 10/22/29	250,000	235,225
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	200,000	197,022
6.62%, 10/20/27 (a)(b)	250,000	256,340
5.30%, 01/21/28 (a)(b)	200,000	203,060
5.35%, 12/02/28 (a)(b)	250,000	256,362
3.45%, 04/23/29 (a)	250,000	244,755
5.58%, 06/12/29 (a)(b)	400,000	415,024
2.55%, 01/22/30 (a)	300,000	280,344
5.49%, 05/14/30 (a)(b)	300,000	312,471
5.22%, 01/29/31 (a)(b)	200,000	206,736
4.90%, 05/13/31 (a)(b)	200,000	204,098
2.31%, 04/23/32 (a)(b)	200,000	178,006
4.81%, 10/21/32 (a)(b)	250,000	252,865
4.63%, 06/06/33 (a)(b)	150,000	147,696
6.04%, 10/28/33 (a)(b)	250,000	268,037
5.07%, 01/24/34 (a)(b)	250,000	253,005
5.94%, 08/18/34 (a)(b)	150,000	159,648
6.88%, 10/20/34 (a)(b)	400,000	449,480
5.68%, 01/22/35 (a)(b)	250,000	260,935
5.40%, 07/23/35 (a)(b)	250,000	255,695
5.58%, 01/29/36 (a)(b)	300,000	309,732
5.37%, 07/21/36 (a)(b)	270,000	274,401
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	250,000	260,347
5.50%, 09/06/35 (a)(b)	200,000	203,178
7.38%, 12/10/37	100,000	113,988
Royal Bank of Canada
1.40%, 11/02/26	200,000	194,068
4.88%, 01/19/27	200,000	202,328
2.05%, 01/21/27	100,000	97,344
3.63%, 05/04/27	200,000	198,868
4.24%, 08/03/27	250,000	251,263
4.51%, 10/18/27 (a)(b)	125,000	125,378
6.00%, 11/01/27	250,000	260,032
4.90%, 01/12/28	150,000	153,125
4.72%, 03/27/28 (a)(b)	200,000	201,798
5.20%, 08/01/28	200,000	206,616
4.52%, 10/18/28 (a)(b)	150,000	151,143
4.97%, 01/24/29 (a)(b)	300,000	305,490
4.95%, 02/01/29	200,000	205,904
4.50%, 08/06/29 (a)(b)	200,000	201,876
4.97%, 08/02/30 (a)(b)	300,000	306,612
4.65%, 10/18/30 (a)(b)	350,000	353,321
5.15%, 02/04/31 (a)(b)	300,000	309,042
4.97%, 05/02/31 (a)(b)	175,000	179,293
4.70%, 08/06/31 (a)(b)	200,000	202,096
2.30%, 11/03/31	250,000	222,618
5.00%, 02/01/33	300,000	307,599
5.00%, 05/02/33	150,000	153,513
5.15%, 02/01/34	200,000	206,828
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	148,239
4.40%, 07/13/27 (a)	150,000	150,329
2.49%, 01/06/28 (a)(b)	150,000	146,189
6.50%, 03/09/29 (a)(b)	200,000	209,536
5.47%, 03/20/29 (a)(b)	150,000	153,554
6.57%, 06/12/29 (a)(b)	100,000	105,216
6.17%, 01/09/30 (a)(b)	200,000	209,874
5.35%, 09/06/30 (a)(b)	200,000	205,584
5.74%, 03/20/31 (a)(b)	150,000	155,957
7.66%, 11/09/31 (a)(b)	100,000	112,738
6.34%, 05/31/35 (a)(b)	150,000	159,647
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	200,000	194,922
3.82%, 11/03/28 (a)(b)	250,000	247,040
6.53%, 01/10/29 (a)(b)	200,000	209,570
5.69%, 04/15/31 (a)(b)	200,000	208,908
2.90%, 03/15/32 (a)(b)	200,000	182,450
SouthState Corp.
7.00%, 06/13/35 (a)(b)	70,000	72,412
State Street Bank & Trust Co.
4.59%, 11/25/26	250,000	251,958
4.78%, 11/23/29	250,000	256,845
State Street Corp.
4.99%, 03/18/27 (a)	150,000	152,363
4.33%, 10/22/27 (a)	200,000	201,722
1.68%, 11/18/27 (a)(b)	100,000	97,010
2.20%, 02/07/28 (a)(b)	100,000	97,332
4.54%, 02/28/28 (a)	250,000	253,565
5.82%, 11/04/28 (a)(b)	100,000	103,615
4.53%, 02/20/29 (a)(b)	150,000	151,622
5.68%, 11/21/29 (a)(b)	250,000	262,357
4.14%, 12/03/29 (a)(b)	100,000	100,429
2.40%, 01/24/30	100,000	93,839
4.83%, 04/24/30 (a)	200,000	205,370
2.20%, 03/03/31	200,000	178,416
3.15%, 03/30/31 (a)(b)	100,000	95,931
4.68%, 10/22/32 (a)(b)	150,000	151,886
2.62%, 02/07/33 (a)(b)	100,000	89,314
4.42%, 05/13/33 (a)(b)	100,000	99,104
4.16%, 08/04/33 (a)(b)	100,000	97,017
4.82%, 01/26/34 (a)(b)	150,000	150,626
5.16%, 05/18/34 (a)(b)	200,000	205,488
3.03%, 11/01/34 (a)(b)	100,000	93,832
6.12%, 11/21/34 (a)(b)	100,000	107,510
5.15%, 02/28/36 (a)(b)	150,000	151,980
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	250,000	242,990
3.01%, 10/19/26	250,000	246,878
3.45%, 01/11/27	200,000	198,276
2.17%, 01/14/27	200,000	194,892
3.36%, 07/12/27	200,000	197,700
3.35%, 10/18/27	250,000	246,645
5.52%, 01/13/28	250,000	258,207
5.80%, 07/13/28	200,000	209,218
3.94%, 07/19/28	250,000	249,488
5.72%, 09/14/28	200,000	208,962
1.90%, 09/17/28	200,000	187,308
4.31%, 10/16/28	100,000	100,668
2.47%, 01/14/29	200,000	189,420
5.32%, 07/09/29	200,000	207,366
3.04%, 07/16/29	200,000	191,114
2.72%, 09/27/29	200,000	188,872
5.71%, 01/13/30	200,000	211,018
2.75%, 01/15/30	200,000	187,570
5.24%, 04/15/30	200,000	207,498
2.13%, 07/08/30	300,000	270,984
5.85%, 07/13/30	200,000	212,946
2.14%, 09/23/30	150,000	134,568
1.71%, 01/12/31	200,000	174,392
5.42%, 07/09/31	200,000	209,668
2.22%, 09/17/31	200,000	176,494
5.77%, 01/13/33	250,000	265,567
5.78%, 07/13/33	200,000	213,064
5.81%, 09/14/33	200,000	213,688
5.56%, 07/09/34	250,000	261,207
5.63%, 01/15/35	200,000	209,970
2.93%, 09/17/41	150,000	108,743
3.05%, 01/14/42	200,000	150,746
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.18%, 07/13/43	200,000	214,826
5.84%, 07/09/44	200,000	203,896
5.80%, 07/08/46 (a)(b)	180,000	178,996
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	197,378
5.15%, 03/19/29 (a)	150,000	151,922
5.02%, 07/29/29 (a)(b)	90,000	90,642
5.94%, 08/02/30 (a)(b)	125,000	129,545
5.45%, 03/06/31 (a)(b)	100,000	101,982
2.88%, 10/28/31 (a)	100,000	88,695
6.00%, 07/29/36 (a)(b)	90,000	91,037
Synovus Bank
5.63%, 02/15/28 (a)	250,000	255,275
Toronto-Dominion Bank
1.25%, 09/10/26	300,000	291,486
5.26%, 12/11/26	100,000	101,420
4.57%, 12/17/26	250,000	251,308
1.95%, 01/12/27	100,000	97,263
2.80%, 03/10/27	250,000	245,415
4.98%, 04/05/27	150,000	151,991
4.11%, 06/08/27	275,000	275,278
4.69%, 09/15/27	300,000	303,564
5.16%, 01/10/28	250,000	255,940
4.86%, 01/31/28	200,000	203,454
4.57%, 06/02/28	200,000	202,496
5.52%, 07/17/28	200,000	207,578
4.99%, 04/05/29	200,000	205,160
4.78%, 12/17/29	200,000	204,342
4.81%, 06/03/30	150,000	153,219
2.00%, 09/10/31	150,000	132,528
3.63%, 09/15/31 (a)(b)	300,000	297,111
2.45%, 01/12/32	100,000	88,566
5.30%, 01/30/32	150,000	156,002
3.20%, 03/10/32	250,000	229,973
4.46%, 06/08/32	125,000	123,909
5.15%, 09/10/34 (a)(b)	200,000	202,874
Truist Bank
4.42%, 07/24/28 (a)(b)	270,000	270,840
2.25%, 03/11/30 (a)	250,000	227,775
Truist Financial Corp.
4.12%, 06/06/28 (a)(b)	150,000	150,045
4.87%, 01/26/29 (a)(b)	250,000	253,863
3.88%, 03/19/29 (a)	100,000	98,480
1.89%, 06/07/29 (a)(b)	250,000	235,163
7.16%, 10/30/29 (a)(b)	300,000	325,704
5.44%, 01/24/30 (a)(b)	350,000	362,768
1.95%, 06/05/30 (a)	100,000	89,974
5.07%, 05/20/31 (a)(b)	200,000	204,904
5.15%, 08/05/32 (a)(b)	200,000	205,898
4.92%, 07/28/33 (a)(b)	200,000	197,290
6.12%, 10/28/33 (a)(b)	150,000	160,433
5.12%, 01/26/34 (a)(b)	350,000	352,835
5.87%, 06/08/34 (a)(b)	300,000	315,582
5.71%, 01/24/35 (a)(b)	350,000	364,672
U.S. Bancorp
3.15%, 04/27/27 (a)	300,000	296,019
6.79%, 10/26/27 (a)(b)	200,000	205,620
2.22%, 01/27/28 (a)(b)	250,000	243,135
3.90%, 04/26/28 (a)	150,000	149,831
4.55%, 07/22/28 (a)(b)	250,000	251,753
4.65%, 02/01/29 (a)(b)	300,000	303,507
5.78%, 06/12/29 (a)(b)	300,000	312,585
3.00%, 07/30/29 (a)	150,000	143,373
5.38%, 01/23/30 (a)(b)	250,000	258,742
1.38%, 07/22/30 (a)	250,000	218,580
5.10%, 07/23/30 (a)(b)	200,000	205,786
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 02/12/31 (a)(b)	300,000	307,791
5.08%, 05/15/31 (a)(b)	200,000	205,678
2.68%, 01/27/33 (a)(b)	150,000	132,816
4.97%, 07/22/33 (a)(b)	200,000	198,744
5.85%, 10/21/33 (a)(b)	250,000	264,497
4.84%, 02/01/34 (a)(b)	350,000	348,159
5.84%, 06/12/34 (a)(b)	300,000	316,842
5.68%, 01/23/35 (a)(b)	400,000	417,240
5.42%, 02/12/36 (a)(b)	200,000	204,854
2.49%, 11/03/36 (a)(b)	250,000	215,155
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	250,758
4.73%, 05/15/28 (a)(b)	250,000	252,290
UBS AG
5.00%, 07/09/27	250,000	254,245
4.86%, 01/10/28 (a)(b)	250,000	252,335
7.50%, 02/15/28	400,000	431,708
5.65%, 09/11/28	250,000	261,307
4.50%, 06/26/48	200,000	173,444
UBS Group AG
4.88%, 05/15/45	250,000	227,975
Wachovia Corp.
5.50%, 08/01/35	130,000	132,673
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	49,216
Wells Fargo & Co.
3.00%, 10/23/26	650,000	641,576
4.30%, 07/22/27	480,000	481,502
4.90%, 01/24/28 (a)(b)	400,000	403,516
3.53%, 03/24/28 (a)(b)	725,000	717,416
5.71%, 04/22/28 (a)(b)	600,000	613,782
3.58%, 05/22/28 (a)(b)	500,000	494,685
2.39%, 06/02/28 (a)(b)	650,000	630,305
4.81%, 07/25/28 (a)(b)	400,000	404,424
4.15%, 01/24/29 (a)	475,000	474,876
4.97%, 04/23/29 (a)(b)	400,000	407,636
5.57%, 07/25/29 (a)(b)	750,000	777,660
6.30%, 10/23/29 (a)(b)	550,000	583,154
7.95%, 11/15/29	100,000	112,103
5.20%, 01/23/30 (a)(b)	500,000	514,690
2.88%, 10/30/30 (a)(b)	600,000	566,850
5.24%, 01/24/31 (a)(b)	600,000	619,986
2.57%, 02/11/31 (a)(b)	550,000	509,580
4.48%, 04/04/31 (a)(b)	475,000	476,867
5.15%, 04/23/31 (a)(b)	600,000	618,288
3.35%, 03/02/33 (a)(b)	700,000	645,834
4.90%, 07/25/33 (a)(b)	750,000	754,875
5.39%, 04/24/34 (a)(b)	700,000	720,832
5.56%, 07/25/34 (a)(b)	550,000	571,543
6.49%, 10/23/34 (a)(b)	600,000	660,042
5.50%, 01/23/35 (a)(b)	575,000	593,555
5.38%, 02/07/35	100,000	105,453
5.21%, 12/03/35 (a)(b)	500,000	504,950
5.61%, 04/23/36 (a)(b)	500,000	519,010
5.95%, 12/01/36	150,000	154,842
3.07%, 04/30/41 (a)(b)	700,000	533,386
5.38%, 11/02/43	300,000	286,185
5.61%, 01/15/44	450,000	439,848
4.65%, 11/04/44	300,000	260,025
3.90%, 05/01/45	330,000	263,073
4.90%, 11/17/45	350,000	310,261
4.40%, 06/14/46	400,000	328,972
4.75%, 12/07/46	300,000	259,356
5.01%, 04/04/51 (a)(b)	1,000,000	904,860
4.61%, 04/25/53 (a)(b)	600,000	509,304
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	350,000	354,956
5.85%, 02/01/37	250,000	262,140
6.60%, 01/15/38	250,000	280,112
Westpac Banking Corp.
4.60%, 10/20/26	150,000	151,026
3.35%, 03/08/27	150,000	148,776
4.04%, 08/26/27	200,000	200,502
5.46%, 11/18/27	200,000	206,448
3.40%, 01/25/28	150,000	148,403
5.54%, 11/17/28	250,000	262,142
1.95%, 11/20/28	200,000	188,202
5.05%, 04/16/29	150,000	155,339
2.65%, 01/16/30	100,000	94,497
4.35%, 07/01/30	150,000	151,713
2.15%, 06/03/31	250,000	224,798
4.32%, 11/23/31 (a)(b)	250,000	249,083
5.41%, 08/10/33 (a)(b)	150,000	153,348
6.82%, 11/17/33	150,000	166,662
4.11%, 07/24/34 (a)(b)	250,000	244,613
2.67%, 11/15/35 (a)(b)	250,000	224,198
5.62%, 11/20/35 (a)(b)	250,000	254,895
3.02%, 11/18/36 (a)(b)	200,000	178,274
4.42%, 07/24/39	200,000	182,546
2.96%, 11/16/40	200,000	151,014
3.13%, 11/18/41	200,000	147,978
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	232,498
		286,418,015
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	142,625
5.50%, 08/20/34 (a)	75,000	76,214
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	197,522
5.70%, 12/15/28 (a)	150,000	157,264
4.50%, 05/13/32 (a)	100,000	99,917
5.15%, 05/15/33 (a)	150,000	154,347
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	109,870
5.15%, 08/12/35 (a)	150,000	149,402
5.80%, 05/21/54 (a)	150,000	147,675
6.00%, 12/15/54 (a)(b)	75,000	74,684
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	106,120
5.60%, 10/11/54 (a)	125,000	117,413
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,221
6.60%, 06/10/29 (a)	100,000	104,394
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	151,944
4.70%, 03/14/29 (a)	100,000	102,568
5.00%, 03/14/34 (a)	200,000	205,596
4.90%, 01/08/35 (a)	100,000	101,710
5.25%, 03/14/54 (a)	100,000	95,021
5.35%, 01/08/55 (a)	200,000	192,876
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,062
3.25%, 04/30/29 (a)	250,000	244,702
2.40%, 04/30/30 (a)	200,000	185,854
1.90%, 01/28/31 (a)	250,000	222,707
2.10%, 02/25/32 (a)	200,000	174,466
4.75%, 05/25/33 (a)	200,000	203,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	150,000	149,921
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	113,438
4.38%, 02/15/32 (a)	75,000	71,456
6.25%, 04/18/34 (a)	200,000	208,878
4.13%, 10/07/51 (a)	75,000	52,947
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	100,000	103,620
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	80,027
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	108,318
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	67,899
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	198,598
4.85%, 03/29/29 (a)	150,000	152,622
4.35%, 04/15/30 (a)	150,000	149,784
2.72%, 04/15/31 (a)	100,000	91,391
6.35%, 01/05/34 (a)	200,000	216,502
5.68%, 01/15/35 (a)	75,000	77,526
5.33%, 01/15/36 (a)	190,000	188,881
4.70%, 09/20/47 (a)	175,000	150,675
3.50%, 03/30/51 (a)	150,000	103,197
3.63%, 02/15/52 (a)	100,000	69,476
5.97%, 03/04/54 (a)	150,000	150,390
5.81%, 03/03/55 (a)	75,000	73,787
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	99,415
1.63%, 12/15/30 (a)	200,000	175,908
Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	100,000	98,763
2.45%, 03/03/27 (a)(e)	240,000	234,535
3.30%, 04/01/27 (a)(e)	100,000	98,933
3.20%, 01/25/28 (a)(e)	100,000	98,163
2.00%, 03/20/28 (a)(e)	200,000	190,762
4.00%, 02/01/29 (a)(e)	75,000	74,998
5.64%, 05/19/29 (a)(b)(e)	190,000	197,686
3.25%, 05/22/29 (a)(e)	75,000	72,995
2.75%, 10/01/29 (a)(e)	50,000	47,547
6.20%, 11/17/29 (a)(b)(e)	200,000	212,882
4.63%, 03/22/30 (a)(e)	50,000	51,116
1.65%, 03/11/31 (a)(e)	100,000	86,815
2.30%, 05/13/31 (a)(e)	100,000	89,992
1.95%, 12/01/31 (a)(e)	125,000	108,296
2.90%, 03/03/32 (a)(e)	150,000	135,969
5.85%, 05/19/34 (a)(b)(e)	225,000	239,913
6.14%, 08/24/34 (a)(b)(e)	225,000	244,483
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	179,918
4.10%, 06/15/51 (a)	75,000	53,745
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	99,688
2.65%, 03/15/32 (a)	200,000	180,484
5.30%, 09/15/43 (a)	200,000	200,222
4.15%, 06/15/48 (a)	100,000	83,455
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	49,566
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	131,610
2.95%, 08/12/51 (a)	100,000	61,483
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,179
4.00%, 09/15/27 (a)	300,000	299,793
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/01/28 (a)	175,000	172,751
3.75%, 09/21/28 (a)	100,000	99,131
4.35%, 06/15/29 (a)	250,000	252,082
2.10%, 06/15/30 (a)	250,000	226,990
5.25%, 06/15/31 (a)	150,000	157,021
1.85%, 09/15/32 (a)	250,000	209,630
4.60%, 03/15/33 (a)	275,000	275,096
2.65%, 09/15/40 (a)	250,000	182,827
4.25%, 09/21/48 (a)	225,000	185,983
3.00%, 06/15/50 (a)	225,000	146,477
4.95%, 06/15/52 (a)	125,000	112,360
3.00%, 09/15/60 (a)	250,000	150,218
5.20%, 06/15/62 (a)	200,000	183,984
Invesco Finance PLC
5.38%, 11/30/43	100,000	95,802
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	99,796
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	151,118
6.45%, 06/08/27	100,000	103,479
5.88%, 07/21/28 (a)	200,000	208,550
4.15%, 01/23/30	175,000	172,833
2.63%, 10/15/31 (a)	200,000	176,988
2.75%, 10/15/32 (a)	100,000	85,973
6.20%, 04/14/34 (a)	250,000	263,852
6.25%, 01/15/36	100,000	105,239
6.50%, 01/20/43	50,000	52,218
KKR & Co., Inc.
5.10%, 08/07/35 (a)	260,000	258,219
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	150,903
4.38%, 03/11/29 (a)	150,000	149,916
Legg Mason, Inc.
5.63%, 01/15/44	75,000	73,911
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,964
4.90%, 04/03/28 (a)	75,000	75,937
6.75%, 11/17/28 (a)	150,000	160,618
5.20%, 03/15/30 (a)	150,000	153,424
5.15%, 06/15/30 (a)	75,000	76,547
6.00%, 05/20/34 (a)	100,000	103,554
5.65%, 03/15/35 (a)	95,000	96,141
5.75%, 06/15/35 (a)	75,000	76,289
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,405
6.40%, 11/04/29 (a)	100,000	103,111
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,605
1.65%, 01/15/31 (a)	100,000	87,516
5.55%, 02/15/34 (a)	200,000	208,688
2.50%, 12/21/40 (a)	150,000	104,433
3.25%, 04/28/50 (a)	100,000	67,484
3.95%, 03/07/52 (a)	100,000	74,852
5.95%, 08/15/53 (a)	125,000	127,324
6.10%, 06/28/63 (a)	100,000	102,736
Nomura Holdings, Inc.
2.33%, 01/22/27	250,000	243,250
5.59%, 07/02/27	200,000	204,654
6.07%, 07/12/28	200,000	209,630
2.17%, 07/14/28	200,000	188,800
5.61%, 07/06/29	200,000	208,520
3.10%, 01/16/30	200,000	188,852
2.68%, 07/16/30	200,000	183,514
2.61%, 07/14/31	200,000	179,332
3.00%, 01/22/32	200,000	179,800
6.18%, 01/18/33	200,000	215,104
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.09%, 07/12/33	200,000	214,786
5.78%, 07/03/34	200,000	209,776
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	101,923
4.95%, 07/15/46	150,000	135,987
3.75%, 04/01/51 (a)	150,000	110,006
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,988
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	104,908
5.38%, 01/15/36 (a)	150,000	149,310
		19,905,962
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	600,000	587,664
6.10%, 01/15/27 (a)	150,000	153,300
6.45%, 04/15/27 (a)	200,000	206,500
3.65%, 07/21/27 (a)	250,000	247,602
4.63%, 10/15/27 (a)	150,000	151,075
3.88%, 01/23/28 (a)	150,000	148,870
4.88%, 04/01/28 (a)	100,000	101,544
5.75%, 06/06/28 (a)	200,000	207,442
3.00%, 10/29/28 (a)	600,000	577,242
5.10%, 01/19/29 (a)	150,000	153,598
4.63%, 09/10/29 (a)	200,000	201,740
6.15%, 09/30/30 (a)	150,000	160,854
5.38%, 12/15/31 (a)	250,000	258,415
3.30%, 01/30/32 (a)	700,000	640,878
3.40%, 10/29/33 (a)	300,000	266,925
5.30%, 01/19/34 (a)	150,000	152,161
4.95%, 09/10/34 (a)	200,000	197,338
3.85%, 10/29/41 (a)	150,000	120,963
6.95%, 03/10/55 (a)(b)	150,000	157,144
6.50%, 01/31/56 (a)(b)	150,000	154,318
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	146,012
3.63%, 04/01/27 (a)	100,000	99,208
3.63%, 12/01/27 (a)	150,000	148,230
5.85%, 12/15/27 (a)	150,000	155,392
4.63%, 10/01/28 (a)	100,000	101,083
5.10%, 03/01/29 (a)	150,000	154,104
3.25%, 10/01/29 (a)	100,000	95,848
3.00%, 02/01/30 (a)	100,000	94,472
3.13%, 12/01/30 (a)	150,000	140,294
5.20%, 07/15/31 (a)	100,000	102,945
2.88%, 01/15/32 (a)	150,000	134,600
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	125,000	131,463
5.88%, 08/30/30 (a)(d)	70,000	71,056
6.70%, 07/29/31 (a)	200,000	211,620
6.55%, 03/15/32 (a)(d)	100,000	104,109
ARES Capital Corp.
7.00%, 01/15/27	200,000	206,128
2.88%, 06/15/27 (a)	100,000	97,502
2.88%, 06/15/28 (a)	200,000	190,946
5.88%, 03/01/29 (a)	150,000	154,453
5.95%, 07/15/29 (a)	150,000	155,158
5.50%, 09/01/30 (a)	150,000	151,983
3.20%, 11/15/31 (a)	150,000	133,719
5.80%, 03/08/32 (a)	150,000	152,317
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	202,850
5.45%, 09/09/28 (a)(d)	110,000	110,787
6.35%, 08/15/29 (a)	125,000	129,406
5.60%, 02/15/30 (a)	125,000	126,580
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 09/09/30 (a)(d)	90,000	91,445
6.20%, 03/21/32 (a)	100,000	102,844
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	97,527
5.95%, 03/15/30 (a)	75,000	75,343
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	98,252
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	70,000	69,845
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)	200,000	195,832
4.95%, 09/26/27 (a)	175,000	176,116
7.30%, 11/27/28 (a)	150,000	160,437
4.00%, 01/15/29 (a)	100,000	97,696
5.95%, 07/16/29 (a)	100,000	103,159
5.60%, 11/22/29 (a)	200,000	203,786
5.25%, 04/01/30 (a)	75,000	75,349
6.00%, 11/22/34 (a)	225,000	226,897
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	150,000	147,277
2.13%, 02/15/27 (a)	100,000	96,473
5.88%, 11/15/27 (a)	100,000	102,413
5.35%, 04/13/28 (a)	100,000	101,452
2.85%, 09/30/28 (a)	100,000	94,510
5.30%, 06/30/30 (a)	75,000	75,631
Blue Owl Capital Corp.
8.45%, 11/15/26 (a)	50,000	51,852
2.63%, 01/15/27 (a)	100,000	96,980
3.13%, 04/13/27 (a)	75,000	72,833
2.88%, 06/11/28 (a)	150,000	141,761
5.95%, 03/15/29 (a)	200,000	203,100
6.20%, 07/15/30 (a)	100,000	102,635
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	98,048
7.95%, 06/13/28 (a)	125,000	133,900
7.75%, 01/15/29 (a)	100,000	107,131
6.60%, 09/15/29 (a)	175,000	181,965
5.80%, 03/15/30 (a)	275,000	278,630
6.65%, 03/15/31 (a)	150,000	156,787
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	96,605
6.10%, 03/15/28 (a)(d)	100,000	101,345
6.75%, 04/04/29 (a)	125,000	129,456
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	77,913
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	50,000	51,949
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	96,932
3.25%, 07/15/27 (a)	75,000	72,313
3.13%, 10/12/28 (a)	150,000	137,843
7.88%, 01/15/29 (a)	100,000	104,887
6.88%, 08/15/29 (a)	100,000	102,153
6.13%, 01/15/30 (a)	125,000	124,204
GATX Corp.
3.25%, 09/15/26 (a)	100,000	98,752
3.85%, 03/30/27 (a)	50,000	49,617
3.50%, 03/15/28 (a)	150,000	147,220
4.70%, 04/01/29 (a)	150,000	151,723
4.00%, 06/30/30 (a)	100,000	98,278
1.90%, 06/01/31 (a)	100,000	86,680
3.50%, 06/01/32 (a)	75,000	69,045
4.90%, 03/15/33 (a)	75,000	75,077
6.05%, 03/15/34 (a)	100,000	106,605
6.90%, 05/01/34 (a)	100,000	111,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 06/15/35 (a)	100,000	101,890
5.20%, 03/15/44 (a)	75,000	69,634
3.10%, 06/01/51 (a)	100,000	62,211
6.05%, 06/05/54 (a)	75,000	75,359
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	75,000	76,784
Goldman Sachs Private Credit Corp.
6.25%, 05/06/30 (a)(d)	100,000	102,436
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	75,000	79,298
6.00%, 07/15/29 (a)	100,000	102,447
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	90,000	90,362
5.80%, 09/12/29 (a)	90,000	91,029
5.88%, 05/01/30 (a)	95,000	96,383
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	97,760
6.00%, 06/16/30 (a)	60,000	60,935
HPS Corporate Lending Fund
5.30%, 06/05/27 (d)	100,000	100,575
5.45%, 01/14/28 (a)	100,000	100,966
6.75%, 01/30/29 (a)	100,000	104,372
6.25%, 09/30/29 (a)	75,000	77,643
5.85%, 06/05/30 (a)(d)	100,000	101,670
5.95%, 04/14/32 (a)	100,000	101,288
Main Street Capital Corp.
6.50%, 06/04/27 (a)	50,000	51,139
5.40%, 08/15/28 (a)	100,000	100,453
6.95%, 03/01/29 (a)	75,000	78,626
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,729
6.15%, 05/17/29 (a)	75,000	77,510
6.00%, 05/19/30 (a)	100,000	102,281
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	100,000	101,504
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	76,326
6.88%, 02/01/29 (a)	75,000	77,022
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)	75,000	75,160
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	103,521
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	48,432
7.10%, 02/15/29 (a)	100,000	103,666
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	81,526
6.50%, 07/23/29 (a)	75,000	77,910
6.19%, 07/15/30 (a)(d)	70,000	71,146
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	207,928
5.75%, 01/15/30 (a)	100,000	101,489
6.13%, 07/15/30 (a)(d)	100,000	103,166
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	77,447
		18,165,031
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	94,677
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	110,000	112,177
6.38%, 07/01/34 (a)	200,000	198,409
6.75%, 07/15/35 (a)	70,000	70,792
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	101,854
ORIX Corp.
3.70%, 07/18/27	100,000	99,128
5.00%, 09/13/27	95,000	96,509
4.65%, 09/10/29	150,000	151,975
2.25%, 03/09/31	100,000	89,375
5.20%, 09/13/32	200,000	205,772
5.40%, 02/25/35	95,000	97,251
		1,317,919
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	201,948
Aetna, Inc.
6.63%, 06/15/36	100,000	108,644
6.75%, 12/15/37	150,000	163,782
4.50%, 05/15/42 (a)	100,000	83,287
4.75%, 03/15/44 (a)	50,000	42,225
3.88%, 08/15/47 (a)	75,000	54,620
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	244,632
4.00%, 10/15/46 (a)	75,000	59,232
4.75%, 01/15/49 (a)	100,000	86,631
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	97,628
3.25%, 08/15/51 (a)	100,000	67,163
Allstate Corp.
3.28%, 12/15/26 (a)	100,000	98,910
5.05%, 06/24/29 (a)	100,000	103,048
1.45%, 12/15/30 (a)	75,000	64,585
5.25%, 03/30/33 (a)	150,000	154,531
5.35%, 06/01/33	100,000	103,750
5.55%, 05/09/35	75,000	78,119
4.50%, 06/15/43	125,000	108,528
4.20%, 12/15/46 (a)	100,000	81,642
3.85%, 08/10/49 (a)	100,000	75,223
6.50%, 05/15/67 (a)(b)	100,000	103,487
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	78,008
4.50%, 06/15/47 (a)	100,000	82,166
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,388
3.40%, 06/30/30 (a)	150,000	144,322
5.13%, 03/27/33 (a)	150,000	153,159
3.88%, 01/15/35 (a)	78,000	71,907
5.45%, 05/07/35 (a)	100,000	103,228
4.50%, 07/16/44 (a)	145,000	126,370
4.75%, 04/01/48 (a)	200,000	176,102
4.38%, 06/30/50 (a)	200,000	164,498
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	90,708
5.75%, 10/01/29 (a)	100,000	103,370
6.00%, 07/15/35 (a)	100,000	101,231
Aon Corp.
8.21%, 01/01/27	100,000	104,770
4.50%, 12/15/28 (a)	100,000	101,021
3.75%, 05/02/29 (a)	150,000	147,880
2.80%, 05/15/30 (a)	200,000	187,668
6.25%, 09/30/40	50,000	53,903
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	97,992
2.05%, 08/23/31 (a)	100,000	87,522
2.60%, 12/02/31 (a)	100,000	89,626
5.00%, 09/12/32 (a)	100,000	102,211
5.35%, 02/28/33 (a)	100,000	103,541
2.90%, 08/23/51 (a)	100,000	61,229
3.90%, 02/28/52 (a)	200,000	146,836
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	86,782
4.75%, 05/15/45 (a)	100,000	87,670
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	152,124
5.15%, 03/01/29 (a)	150,000	154,426
5.45%, 03/01/34 (a)	300,000	309,858
5.75%, 03/01/54 (a)	300,000	293,001
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	99,816
5.03%, 12/15/46 (a)	100,000	90,568
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	144,952
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	79,136
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	100,961
4.85%, 12/15/29 (a)	150,000	152,967
2.40%, 11/09/31 (a)	100,000	88,554
5.00%, 02/15/32 (a)	100,000	101,873
5.50%, 03/02/33 (a)	75,000	77,645
6.50%, 02/15/34 (a)	50,000	54,940
5.45%, 07/15/34 (a)	102,000	104,990
5.15%, 02/15/35 (a)	300,000	301,074
3.50%, 05/20/51 (a)	150,000	103,343
3.05%, 03/09/52 (a)	100,000	62,599
5.75%, 03/02/53 (a)	100,000	96,637
6.75%, 02/15/54 (a)	100,000	109,243
5.75%, 07/15/54 (a)	75,000	72,487
5.55%, 02/15/55 (a)	300,000	282,528
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	60,000	62,309
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	101,469
3.70%, 02/22/30 (a)	100,000	96,922
5.55%, 02/15/36 (a)	90,000	89,922
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	187,240
3.60%, 09/15/51 (a)	50,000	34,233
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	99,803
6.15%, 04/03/30 (a)	100,000	106,786
3.50%, 01/15/31 (a)	100,000	94,754
6.65%, 02/01/33 (a)	100,000	108,302
5.88%, 01/15/34 (a)	100,000	103,679
3.95%, 05/25/51 (a)	100,000	70,512
3.45%, 05/15/52 (a)	125,000	79,020
6.63%, 10/15/54 (a)(b)	100,000	100,466
6.63%, 05/19/55 (a)	175,000	180,595
6.88%, 06/28/55 (a)(b)	100,000	101,215
AXA SA
8.60%, 12/15/30	100,000	118,932
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	98,489
4.90%, 01/15/40 (a)(b)	50,000	48,518
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,705
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	146,619
1.85%, 03/12/30 (a)	100,000	91,313
1.45%, 10/15/30 (a)	150,000	132,491
2.88%, 03/15/32 (a)	200,000	185,764
5.75%, 01/15/40	200,000	215,946
4.40%, 05/15/42	100,000	91,483
4.30%, 05/15/43	150,000	132,108
4.20%, 08/15/48 (a)	275,000	228,005
4.25%, 01/15/49 (a)	350,000	291,571
2.85%, 10/15/50 (a)	300,000	190,467
2.50%, 01/15/51 (a)	100,000	59,078
3.85%, 03/15/52 (a)	525,000	399,157
Berkshire Hathaway, Inc.
4.50%, 02/11/43	175,000	162,419
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	147,999
5.63%, 05/15/30 (a)	150,000	153,813
4.70%, 06/22/47 (a)	175,000	131,023
3.85%, 12/22/51 (a)	75,000	46,556
Brown & Brown, Inc.
4.60%, 12/23/26	70,000	70,361
4.70%, 06/23/28 (a)	90,000	90,943
4.50%, 03/15/29 (a)	75,000	75,289
4.90%, 06/23/30 (a)	150,000	152,047
2.38%, 03/15/31 (a)	150,000	133,385
4.20%, 03/17/32 (a)	100,000	95,594
5.25%, 06/23/32 (a)	90,000	92,093
5.65%, 06/11/34 (a)	100,000	102,724
5.55%, 06/23/35 (a)	180,000	183,627
4.95%, 03/17/52 (a)	100,000	85,302
6.25%, 06/23/55 (a)	190,000	194,630
Centene Corp.
4.25%, 12/15/27 (a)	500,000	488,650
2.45%, 07/15/28 (a)	400,000	369,968
4.63%, 12/15/29 (a)	500,000	481,905
3.38%, 02/15/30 (a)	350,000	319,494
3.00%, 10/15/30 (a)	400,000	353,756
2.50%, 03/01/31 (a)	400,000	341,236
2.63%, 08/01/31 (a)	200,000	169,692
Chubb Corp.
6.00%, 05/11/37	150,000	162,393
6.50%, 05/15/38	100,000	112,955
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	153,042
5.00%, 03/15/34 (a)	375,000	381,236
4.90%, 08/15/35 (a)	250,000	248,787
4.35%, 11/03/45 (a)	250,000	214,590
2.85%, 12/15/51 (a)	150,000	95,153
3.05%, 12/15/61 (a)	250,000	151,160
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,372
6.13%, 11/01/34	50,000	53,630
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,738
3.90%, 05/01/29 (a)	100,000	98,726
2.05%, 08/15/30 (a)	100,000	88,978
5.50%, 06/15/33 (a)	100,000	103,045
5.13%, 02/15/34 (a)	100,000	100,150
5.20%, 08/15/35 (a)	75,000	74,225
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	76,519
6.45%, 06/15/34 (a)	125,000	131,511
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	247,792
3.85%, 04/05/29 (a)	150,000	147,933
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/05/32 (a)	300,000	284,208
6.05%, 09/15/33 (a)	100,000	106,048
5.75%, 01/15/34 (a)	100,000	104,555
4.35%, 04/05/42 (a)	100,000	84,400
4.40%, 04/05/52 (a)	250,000	199,820
6.88%, 12/15/52 (a)(b)	175,000	180,857
6.38%, 09/15/54 (a)(b)	150,000	152,061
Elevance Health, Inc.
4.50%, 10/30/26	50,000	50,208
3.65%, 12/01/27 (a)	300,000	297,450
4.10%, 03/01/28 (a)	150,000	149,916
5.15%, 06/15/29 (a)	100,000	103,055
2.88%, 09/15/29 (a)	150,000	142,239
4.75%, 02/15/30 (a)	150,000	152,562
2.25%, 05/15/30 (a)	200,000	182,452
2.55%, 03/15/31 (a)	200,000	181,266
4.95%, 11/01/31 (a)	150,000	152,755
4.10%, 05/15/32 (a)	100,000	96,367
5.50%, 10/15/32 (a)	150,000	156,379
4.75%, 02/15/33 (a)	175,000	174,351
5.38%, 06/15/34 (a)	175,000	178,944
5.95%, 12/15/34	50,000	52,813
5.20%, 02/15/35 (a)	200,000	201,578
5.85%, 01/15/36	75,000	78,755
6.38%, 06/15/37	100,000	108,129
4.63%, 05/15/42	200,000	175,006
4.65%, 01/15/43	150,000	130,818
5.10%, 01/15/44	75,000	68,801
4.65%, 08/15/44 (a)	150,000	129,549
4.38%, 12/01/47 (a)	250,000	202,387
4.55%, 03/01/48 (a)	150,000	123,917
3.70%, 09/15/49 (a)	150,000	106,931
3.13%, 05/15/50 (a)	200,000	128,004
3.60%, 03/15/51 (a)	200,000	138,774
4.55%, 05/15/52 (a)	125,000	101,018
6.10%, 10/15/52 (a)	150,000	151,252
5.13%, 02/15/53 (a)	200,000	176,716
5.65%, 06/15/54 (a)	175,000	166,113
5.70%, 02/15/55 (a)	250,000	238,462
5.85%, 11/01/64 (a)	150,000	143,940
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	156,654
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	74,351
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	100,894
3.10%, 09/01/31 (a)	100,000	89,398
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	275,000	275,863
5.59%, 01/11/33 (a)	75,000	78,090
5.00%, 04/20/48 (a)	250,000	223,480
6.70%, 03/28/55 (a)(b)	75,000	76,919
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,923
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	88,477
3.50%, 10/15/50 (a)	200,000	136,284
3.13%, 10/15/52 (a)	150,000	92,960
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	105,241
6.50%, 06/04/29 (a)	100,000	104,235
6.25%, 10/04/34 (a)	75,000	75,440
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,392
4.63%, 04/29/30 (a)	125,000	125,456
3.38%, 03/03/31 (a)	100,000	94,090
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 08/16/32 (a)	125,000	129,041
6.00%, 12/07/33 (a)	100,000	105,363
5.75%, 05/20/35 (a)(d)	100,000	102,267
6.35%, 03/22/54 (a)	100,000	101,817
6.10%, 03/15/55 (a)	100,000	99,116
6.50%, 05/20/55 (a)(d)	100,000	103,134
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	189,850
2.45%, 03/15/31 (a)	150,000	132,332
3.20%, 09/17/51 (a)	75,000	46,543
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,816
2.40%, 08/15/31 (a)	100,000	86,692
5.45%, 09/30/34 (a)	75,000	74,720
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	100,882
2.15%, 08/15/30 (a)	150,000	134,270
5.85%, 09/15/34 (a)	75,000	78,178
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	90,309
5.50%, 09/01/35 (a)	150,000	150,193
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	142,317
6.10%, 10/01/41	80,000	83,348
4.30%, 04/15/43	75,000	63,623
4.40%, 03/15/48 (a)	100,000	84,181
3.60%, 08/19/49 (a)	150,000	109,355
2.90%, 09/15/51 (a)	100,000	62,686
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,612
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	144,096
3.95%, 03/15/27 (a)	100,000	99,719
5.75%, 03/01/28 (a)	100,000	103,492
5.75%, 12/01/28 (a)	100,000	104,325
3.70%, 03/23/29 (a)	100,000	97,987
3.13%, 08/15/29 (a)	150,000	142,877
4.88%, 04/01/30 (a)	100,000	101,363
5.38%, 04/15/31 (a)	200,000	206,188
2.15%, 02/03/32 (a)	150,000	127,274
5.88%, 03/01/33 (a)	150,000	156,742
5.95%, 03/15/34 (a)	200,000	209,426
5.55%, 05/01/35 (a)	125,000	126,309
4.63%, 12/01/42 (a)	75,000	63,860
4.95%, 10/01/44 (a)	100,000	87,220
4.80%, 03/15/47 (a)	100,000	83,362
3.95%, 08/15/49 (a)	75,000	54,080
5.50%, 03/15/53 (a)	150,000	134,786
5.75%, 04/15/54 (a)	200,000	186,014
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	90,375
5.67%, 06/08/32 (a)	100,000	103,652
4.00%, 11/23/51 (a)	100,000	69,377
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	132,965
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	49,614
3.80%, 03/01/28 (a)	100,000	98,846
3.05%, 01/15/30 (a)	100,000	95,120
3.40%, 01/15/31 (a)	100,000	94,080
3.40%, 03/01/32 (a)	75,000	68,684
6.30%, 10/09/37	100,000	106,234
7.00%, 06/15/40	100,000	112,535
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
6.00%, 02/01/35	100,000	108,096
4.13%, 05/15/43 (a)	100,000	83,022
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	97,310
4.06%, 02/24/32 (a)(b)	150,000	148,567
3.70%, 03/16/32 (a)	150,000	143,343
5.38%, 03/04/46	100,000	98,206
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	49,252
3.35%, 09/17/29 (a)	50,000	48,395
5.00%, 04/05/46	100,000	88,822
4.30%, 11/01/47 (a)	75,000	59,836
5.00%, 05/20/49 (a)	100,000	87,273
4.15%, 09/17/50 (a)	100,000	76,205
3.45%, 05/07/52 (a)	75,000	49,858
6.00%, 05/16/54 (a)	100,000	99,404
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	202,326
4.38%, 03/15/29 (a)	250,000	252,465
4.65%, 03/15/30 (a)	150,000	152,716
2.25%, 11/15/30 (a)	140,000	126,832
4.85%, 11/15/31 (a)	150,000	153,598
2.38%, 12/15/31 (a)	75,000	66,482
5.75%, 11/01/32 (a)	100,000	106,856
5.88%, 08/01/33	100,000	107,195
5.40%, 09/15/33 (a)	100,000	104,218
5.15%, 03/15/34 (a)	100,000	102,655
5.00%, 03/15/35 (a)	350,000	351,368
4.75%, 03/15/39 (a)	50,000	47,616
5.35%, 11/15/44 (a)	100,000	96,495
4.35%, 01/30/47 (a)	100,000	83,798
4.20%, 03/01/48 (a)	125,000	101,978
4.90%, 03/15/49 (a)	200,000	178,490
2.90%, 12/15/51 (a)	75,000	46,426
6.25%, 11/01/52 (a)	100,000	106,419
5.45%, 03/15/53 (a)	100,000	95,771
5.70%, 09/15/53 (a)	175,000	173,439
5.45%, 03/15/54 (a)	75,000	71,721
5.40%, 03/15/55 (a)	250,000	237,335
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,422
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	203,664
6.50%, 12/15/32	100,000	112,304
5.38%, 07/15/33 (a)	150,000	156,924
6.38%, 06/15/34	100,000	110,944
5.30%, 12/15/34 (a)	200,000	206,038
5.70%, 06/15/35	150,000	158,944
5.88%, 02/06/41	150,000	155,844
4.13%, 08/13/42	100,000	83,964
4.88%, 11/13/43	250,000	229,152
4.72%, 12/15/44 (f)	100,000	89,221
4.05%, 03/01/45	175,000	142,802
4.60%, 05/13/46 (a)	100,000	88,402
5.00%, 07/15/52 (a)	200,000	180,298
5.25%, 01/15/54 (a)	150,000	140,715
6.35%, 03/15/55 (a)(b)	175,000	182,651
6.40%, 12/15/66 (a)	230,000	241,111
10.75%, 08/01/69 (a)(b)	75,000	100,581
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	100,072
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	40,073
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	103,048
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Old Republic International Corp.
5.75%, 03/28/34 (a)	100,000	103,024
3.85%, 06/11/51 (a)	125,000	87,821
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	97,883
4.50%, 10/01/50 (a)(b)	75,000	70,680
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	135,443
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	98,735
3.70%, 05/15/29 (a)	150,000	147,193
2.13%, 06/15/30 (a)	150,000	135,852
6.05%, 10/15/36	100,000	107,317
4.30%, 11/15/46 (a)	62,000	51,467
5.50%, 03/15/53 (a)	75,000	72,236
Progressive Corp.
2.45%, 01/15/27	100,000	98,008
4.00%, 03/01/29 (a)	150,000	150,055
3.20%, 03/26/30 (a)	100,000	96,325
3.00%, 03/15/32 (a)	75,000	68,946
6.25%, 12/01/32	150,000	166,120
4.95%, 06/15/33 (a)	100,000	101,965
3.70%, 01/26/45	100,000	78,056
4.13%, 04/15/47 (a)	175,000	143,425
4.20%, 03/15/48 (a)	100,000	82,630
3.95%, 03/26/50 (a)	100,000	77,935
3.70%, 03/15/52 (a)	100,000	74,217
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	97,049
2.10%, 03/10/30 (a)	200,000	184,340
5.70%, 12/14/36	150,000	158,454
6.63%, 12/01/37	150,000	168,951
3.00%, 03/10/40 (a)	250,000	192,132
4.60%, 05/15/44	150,000	132,587
4.50%, 09/15/47 (a)(b)	100,000	98,723
3.91%, 12/07/47 (a)	200,000	156,124
4.42%, 03/27/48 (a)	75,000	62,478
5.70%, 09/15/48 (a)(b)	150,000	152,647
3.94%, 12/07/49 (a)	100,000	76,209
4.35%, 02/25/50 (a)	150,000	123,246
3.70%, 10/01/50 (a)(b)	200,000	185,228
3.70%, 03/13/51 (a)	300,000	219,045
5.13%, 03/01/52 (a)(b)	200,000	196,620
6.00%, 09/01/52 (a)(b)	200,000	207,022
6.75%, 03/01/53 (a)(b)	100,000	106,011
6.50%, 03/15/54 (a)(b)	200,000	210,478
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	191,154
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	100,251
6.20%, 05/15/29 (a)	100,000	104,842
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	74,753
3.90%, 05/15/29 (a)	100,000	98,732
3.15%, 06/15/30 (a)	200,000	189,184
6.00%, 09/15/33 (a)	100,000	105,841
5.75%, 09/15/34 (a)	100,000	103,352
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	146,179
5.75%, 06/05/33 (a)	150,000	155,946
5.80%, 04/01/35 (a)	75,000	77,746
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	66,777
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	105,933
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	90,196
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	125,443
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	90,000	90,631
6.75%, 06/20/36	150,000	172,309
6.25%, 06/15/37	150,000	165,607
5.35%, 11/01/40	100,000	100,854
4.60%, 08/01/43	100,000	88,733
4.30%, 08/25/45 (a)	75,000	63,377
4.00%, 05/30/47 (a)	200,000	160,170
4.05%, 03/07/48 (a)	100,000	80,506
4.10%, 03/04/49 (a)	100,000	79,944
3.05%, 06/08/51 (a)	200,000	130,174
5.45%, 05/25/53 (a)	150,000	145,764
5.70%, 07/24/55 (a)	130,000	130,424
UnitedHealth Group, Inc.
3.45%, 01/15/27	150,000	148,767
3.38%, 04/15/27	150,000	148,405
4.60%, 04/15/27 (a)	100,000	100,822
3.70%, 05/15/27 (a)	100,000	99,468
2.95%, 10/15/27	150,000	146,713
5.25%, 02/15/28 (a)	200,000	205,676
3.85%, 06/15/28	150,000	149,358
4.40%, 06/15/28 (a)	90,000	90,851
3.88%, 12/15/28	150,000	148,857
4.25%, 01/15/29 (a)	200,000	200,714
4.70%, 04/15/29 (a)	100,000	101,874
4.00%, 05/15/29 (a)	150,000	149,304
2.88%, 08/15/29	200,000	190,556
4.80%, 01/15/30 (a)	250,000	255,500
5.30%, 02/15/30 (a)	150,000	156,097
2.00%, 05/15/30	200,000	180,876
4.65%, 01/15/31 (a)	140,000	141,933
4.90%, 04/15/31 (a)	200,000	204,758
2.30%, 05/15/31 (a)	300,000	268,158
4.95%, 01/15/32 (a)	150,000	153,129
4.20%, 05/15/32 (a)	250,000	243,920
5.35%, 02/15/33 (a)	350,000	362,155
4.50%, 04/15/33 (a)	250,000	245,030
5.00%, 04/15/34 (a)	200,000	200,944
5.15%, 07/15/34 (a)	375,000	381,004
5.30%, 06/15/35 (a)	180,000	184,052
4.63%, 07/15/35	200,000	194,316
5.80%, 03/15/36	143,000	150,623
6.50%, 06/15/37	100,000	109,751
6.63%, 11/15/37	150,000	166,266
6.88%, 02/15/38	200,000	227,260
3.50%, 08/15/39 (a)	250,000	203,060
2.75%, 05/15/40 (a)	150,000	109,052
5.70%, 10/15/40 (a)	75,000	76,466
5.95%, 02/15/41 (a)	100,000	103,434
3.05%, 05/15/41 (a)	300,000	221,289
4.63%, 11/15/41 (a)	100,000	89,066
4.38%, 03/15/42 (a)	100,000	86,273
3.95%, 10/15/42 (a)	100,000	81,486
4.25%, 03/15/43 (a)	100,000	83,942
5.50%, 07/15/44 (a)	250,000	243,227
4.75%, 07/15/45	350,000	308,532
4.20%, 01/15/47 (a)	150,000	120,473
4.25%, 04/15/47 (a)	100,000	80,923
3.75%, 10/15/47 (a)	200,000	148,838
4.25%, 06/15/48 (a)	250,000	199,970
4.45%, 12/15/48 (a)	175,000	143,939
3.70%, 08/15/49 (a)	225,000	162,166
2.90%, 05/15/50 (a)	250,000	153,982
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/15/51 (a)	350,000	228,900
4.75%, 05/15/52 (a)	375,000	315,825
5.88%, 02/15/53 (a)	350,000	346,230
5.05%, 04/15/53 (a)	375,000	329,467
5.38%, 04/15/54 (a)	300,000	276,846
5.63%, 07/15/54 (a)	500,000	476,425
5.95%, 06/15/55 (a)	140,000	140,129
3.88%, 08/15/59 (a)	150,000	104,841
3.13%, 05/15/60 (a)	225,000	133,187
4.95%, 05/15/62 (a)	100,000	84,559
6.05%, 02/15/63 (a)	275,000	275,943
5.20%, 04/15/63 (a)	325,000	285,711
5.50%, 04/15/64 (a)	200,000	183,988
5.75%, 07/15/64 (a)	325,000	310,570
Unum Group
4.00%, 06/15/29 (a)	100,000	98,551
5.75%, 08/15/42	100,000	97,679
4.50%, 12/15/49 (a)	75,000	59,190
4.13%, 06/15/51 (a)	100,000	73,668
6.00%, 06/15/54 (a)	75,000	73,190
Voya Financial, Inc.
5.00%, 09/20/34 (a)	75,000	73,791
5.70%, 07/15/43	50,000	49,232
4.80%, 06/15/46	50,000	43,551
4.70%, 01/23/48 (a)(b)	100,000	97,123
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	37,780
3.55%, 03/30/52 (a)	100,000	68,775
3.15%, 09/30/61 (a)	100,000	60,920
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	151,045
4.50%, 09/15/28 (a)	150,000	151,345
2.95%, 09/15/29 (a)	100,000	94,743
5.35%, 05/15/33 (a)	150,000	154,461
5.05%, 09/15/48 (a)	75,000	66,702
3.88%, 09/15/49 (a)	150,000	110,090
5.90%, 03/05/54 (a)	100,000	98,604
XL Group Ltd.
5.25%, 12/15/43	55,000	52,951
		61,889,737
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	100,000	93,429
4.80%, 10/01/32 (a)	100,000	99,816
5.63%, 06/15/34 (a)	100,000	103,208
5.60%, 06/15/35 (a)	100,000	103,078
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,388
4.50%, 07/30/29 (a)	50,000	50,227
2.75%, 12/15/29 (a)	100,000	93,786
4.70%, 07/01/30 (a)	100,000	100,784
4.90%, 12/15/30 (a)	150,000	152,428
3.38%, 08/15/31 (a)	150,000	140,142
2.00%, 05/18/32 (a)	175,000	146,750
1.88%, 02/01/33 (a)	150,000	121,769
2.95%, 03/15/34 (a)	150,000	128,162
4.75%, 04/15/35 (a)	100,000	96,565
5.50%, 10/01/35 (a)	100,000	101,546
5.25%, 05/15/36 (a)	75,000	74,395
4.85%, 04/15/49 (a)	50,000	42,195
4.00%, 02/01/50 (a)	150,000	111,725
3.00%, 05/18/51 (a)	150,000	91,419
3.55%, 03/15/52 (a)	175,000	118,531
5.15%, 04/15/53 (a)	100,000	87,440
5.63%, 05/15/54 (a)	100,000	93,774
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	67,744
6.15%, 10/01/34 (a)	100,000	100,617
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,887
4.90%, 02/15/29 (a)	100,000	101,868
4.95%, 06/15/30 (a)	100,000	101,905
2.38%, 07/15/31 (a)	100,000	88,410
3.63%, 04/15/32 (a)	150,000	139,590
5.50%, 02/01/34 (a)	100,000	102,590
5.25%, 03/15/35 (a)	75,000	75,111
3.38%, 07/15/51 (a)	75,000	49,160
4.30%, 04/15/52 (a)	50,000	38,549
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	98,244
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	100,000	98,775
3.20%, 01/15/28 (a)	75,000	73,670
2.30%, 03/01/30 (a)	100,000	92,081
2.45%, 01/15/31 (a)	150,000	136,426
2.05%, 01/15/32 (a)	150,000	130,447
5.00%, 02/15/33 (a)	100,000	101,894
5.30%, 12/07/33 (a)	100,000	103,366
5.35%, 06/01/34 (a)	100,000	103,267
5.00%, 08/01/35 (a)	70,000	69,814
3.90%, 10/15/46 (a)	100,000	78,160
Boston Properties LP
2.75%, 10/01/26 (a)	200,000	196,554
6.75%, 12/01/27 (a)	150,000	157,851
4.50%, 12/01/28 (a)	150,000	150,096
3.40%, 06/21/29 (a)	200,000	191,800
2.90%, 03/15/30 (a)	100,000	92,839
3.25%, 01/30/31 (a)	200,000	185,946
2.55%, 04/01/32 (a)	150,000	128,685
2.45%, 10/01/33 (a)	150,000	121,934
6.50%, 01/15/34 (a)	150,000	161,212
5.75%, 01/15/35 (a)	150,000	152,203
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	100,000	99,457
4.13%, 05/15/29 (a)	150,000	148,678
4.05%, 07/01/30 (a)	150,000	147,063
2.50%, 08/16/31 (a)	100,000	88,723
5.20%, 04/01/32 (a)	75,000	76,552
5.50%, 02/15/34 (a)	100,000	101,997
5.75%, 02/15/35 (a)	50,000	51,912
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	64,854
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,366
4.10%, 10/15/28 (a)	100,000	100,155
3.15%, 07/01/29 (a)	100,000	96,135
2.80%, 05/15/30 (a)	100,000	93,858
4.90%, 01/15/34 (a)	100,000	100,402
3.35%, 11/01/49 (a)	50,000	34,797
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	138,637
2.75%, 04/15/31 (a)	100,000	90,185
Cousins Properties LP
5.38%, 02/15/32 (a)	75,000	76,553
5.88%, 10/01/34 (a)	100,000	103,497
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	148,009
4.38%, 02/15/29 (a)	100,000	99,986
2.00%, 02/15/31 (a)	100,000	87,193
2.50%, 02/15/32 (a)	150,000	130,708
5.13%, 11/01/35 (a)	100,000	98,394
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	148,852
5.55%, 01/15/28 (a)	150,000	154,554
4.45%, 07/15/28 (a)	150,000	151,150
3.60%, 07/01/29 (a)	150,000	146,430
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	100,057
2.63%, 11/01/31 (a)	100,000	89,199
EPR Properties
4.75%, 12/15/26 (a)	100,000	100,149
4.50%, 06/01/27 (a)	150,000	149,643
3.75%, 08/15/29 (a)	100,000	96,056
3.60%, 11/15/31 (a)	100,000	91,808
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	98,624
3.25%, 08/01/27 (a)	100,000	98,619
3.50%, 03/01/28 (a)	100,000	98,733
4.15%, 12/01/28 (a)	100,000	100,272
3.00%, 07/01/29 (a)	100,000	95,987
2.50%, 02/15/30 (a)	100,000	93,277
4.95%, 06/15/32 (a)	100,000	102,160
4.65%, 09/15/34 (a)	100,000	97,839
4.50%, 07/01/44 (a)	150,000	130,403
4.50%, 06/01/45 (a)	50,000	43,188
4.00%, 08/01/47 (a)	100,000	78,349
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	90,045
5.40%, 12/01/35 (a)	75,000	74,109
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	70,618
4.00%, 03/01/29 (a)	150,000	148,624
3.00%, 01/15/30 (a)	100,000	94,563
1.65%, 01/15/31 (a)	150,000	128,835
2.65%, 03/15/32 (a)	150,000	132,582
5.50%, 04/01/34 (a)	100,000	103,141
2.65%, 09/01/50 (a)	100,000	58,598
Extra Space Storage LP
5.70%, 04/01/28 (a)	150,000	155,032
3.90%, 04/01/29 (a)	75,000	73,934
4.00%, 06/15/29 (a)	100,000	99,019
5.50%, 07/01/30 (a)	75,000	78,402
2.20%, 10/15/30 (a)	50,000	44,900
5.90%, 01/15/31 (a)	100,000	106,227
2.55%, 06/01/31 (a)	100,000	89,725
2.40%, 10/15/31 (a)	150,000	131,727
2.35%, 03/15/32 (a)	150,000	129,117
4.95%, 01/15/33 (a)	150,000	150,511
5.40%, 02/01/34 (a)	100,000	101,963
5.35%, 01/15/35 (a)	75,000	75,760
5.40%, 06/15/35 (a)	100,000	101,023
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,278
5.38%, 05/01/28 (a)	75,000	77,144
3.20%, 06/15/29 (a)	75,000	72,053
3.50%, 06/01/30 (a)	50,000	48,179
4.50%, 12/01/44 (a)	100,000	85,222
First Industrial LP
5.25%, 01/15/31 (a)	100,000	102,076
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,362
3.10%, 02/15/30 (a)	150,000	141,133
2.00%, 03/15/31 (a)	100,000	86,823
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,211
3.50%, 07/15/29 (a)	150,000	145,855
3.00%, 01/15/30 (a)	200,000	189,516
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 01/15/31 (a)	150,000	138,066
5.25%, 12/15/32 (a)	150,000	153,477
4.75%, 01/15/33 (a)	150,000	149,104
5.38%, 02/15/35 (a)	95,000	96,231
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	97,976
3.05%, 02/15/30 (a)	100,000	92,377
2.60%, 02/01/31 (a)	100,000	87,897
7.65%, 02/01/34 (a)	75,000	84,887
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	142,392
3.50%, 09/15/30 (a)	150,000	141,120
2.90%, 12/15/31 (a)	75,000	66,611
5.70%, 06/15/32 (a)	100,000	102,861
5.70%, 07/01/34 (a)	100,000	101,762
5.50%, 04/15/35 (a)	100,000	99,687
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	188,910
5.45%, 08/15/30 (a)	100,000	104,035
2.00%, 08/15/31 (a)	100,000	86,076
4.15%, 04/15/32 (a)	100,000	95,865
4.95%, 01/15/33 (a)	100,000	99,896
5.50%, 08/15/33 (a)	100,000	102,759
4.88%, 02/01/35 (a)	100,000	97,881
Kilroy Realty LP
4.25%, 08/15/29 (a)	120,000	117,389
3.05%, 02/15/30 (a)	75,000	69,031
2.50%, 11/15/32 (a)	75,000	61,550
2.65%, 11/15/33 (a)	75,000	60,703
5.88%, 10/15/35 (a)	120,000	119,510
6.25%, 01/15/36 (a)	75,000	76,681
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	98,480
1.90%, 03/01/28 (a)	100,000	94,973
2.70%, 10/01/30 (a)	100,000	92,326
2.25%, 12/01/31 (a)	100,000	87,821
3.20%, 04/01/32 (a)	100,000	91,557
4.60%, 02/01/33 (a)	100,000	98,629
6.40%, 03/01/34 (a)	100,000	109,647
4.85%, 03/01/35 (a)	75,000	73,970
5.30%, 02/01/36 (a)	90,000	91,026
4.25%, 04/01/45 (a)	75,000	61,819
4.13%, 12/01/46 (a)	100,000	79,453
3.70%, 10/01/49 (a)	75,000	54,365
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	99,610
5.20%, 08/15/32 (a)	50,000	50,821
5.50%, 03/01/34 (a)	75,000	76,781
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	100,398
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	100,000	101,957
Lineage OP LP
5.25%, 07/15/30 (a)(d)	90,000	90,818
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	136,693
2.38%, 10/01/31 (a)	75,000	64,887
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	148,971
4.20%, 06/15/28 (a)	100,000	100,283
3.95%, 03/15/29 (a)	50,000	49,698
2.75%, 03/15/30 (a)	100,000	93,976
1.70%, 02/15/31 (a)	100,000	87,151
5.30%, 02/15/32 (a)	75,000	78,098
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/15/34 (a)	75,000	75,611
2.88%, 09/15/51 (a)	50,000	31,358
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	89,278
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,703
4.30%, 10/15/28 (a)	100,000	100,328
2.50%, 04/15/30 (a)	100,000	92,316
5.60%, 10/15/33 (a)	75,000	77,941
5.50%, 06/15/34 (a)	100,000	103,003
4.80%, 10/15/48 (a)	50,000	43,214
3.10%, 04/15/50 (a)	100,000	63,492
3.50%, 04/15/51 (a)	75,000	51,225
3.00%, 04/15/52 (a)	100,000	61,251
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,250
4.75%, 01/15/28 (a)	100,000	100,878
3.63%, 10/01/29 (a)	75,000	71,806
5.20%, 07/01/30 (a)	110,000	111,616
3.38%, 02/01/31 (a)	150,000	138,736
3.25%, 04/15/33 (a)	100,000	87,094
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	88,551
5.25%, 08/15/32 (a)	60,000	61,214
5.75%, 07/15/34 (a)	50,000	51,660
4.95%, 01/15/35 (a)	50,000	48,875
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	83,373
6.88%, 07/15/29 (a)	75,000	79,391
3.15%, 08/15/30 (a)	150,000	135,781
Prologis LP
2.13%, 04/15/27 (a)	150,000	145,599
4.88%, 06/15/28 (a)	150,000	153,465
3.88%, 09/15/28 (a)	150,000	149,176
4.38%, 02/01/29 (a)	50,000	50,481
2.88%, 11/15/29 (a)	50,000	47,527
2.25%, 04/15/30 (a)	200,000	183,972
1.75%, 07/01/30 (a)	75,000	66,776
1.25%, 10/15/30 (a)	100,000	86,588
4.75%, 01/15/31 (a)	100,000	102,042
1.63%, 03/15/31 (a)	100,000	86,910
2.25%, 01/15/32 (a)	100,000	87,605
4.63%, 01/15/33 (a)	150,000	149,698
4.75%, 06/15/33 (a)	150,000	150,286
5.13%, 01/15/34 (a)	150,000	153,327
5.00%, 03/15/34 (a)	100,000	100,930
5.00%, 01/31/35 (a)	100,000	100,573
5.25%, 05/15/35 (a)	100,000	102,024
4.38%, 09/15/48 (a)	75,000	62,190
3.05%, 03/01/50 (a)	50,000	32,486
3.00%, 04/15/50 (a)	150,000	96,827
2.13%, 10/15/50 (a)	150,000	79,623
5.25%, 06/15/53 (a)	150,000	140,389
5.25%, 03/15/54 (a)	150,000	140,272
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	145,659
3.09%, 09/15/27 (a)	50,000	49,136
1.85%, 05/01/28 (a)	150,000	141,955
1.95%, 11/09/28 (a)	100,000	93,902
5.13%, 01/15/29 (a)	100,000	103,536
3.39%, 05/01/29 (a)	150,000	146,337
2.30%, 05/01/31 (a)	100,000	89,638
2.25%, 11/09/31 (a)	100,000	88,445
5.10%, 08/01/33 (a)	100,000	103,173
5.00%, 07/01/35 (a)	75,000	74,957
5.35%, 08/01/53 (a)	175,000	166,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Realty Income Corp.
4.13%, 10/15/26 (a)	100,000	99,918
3.00%, 01/15/27 (a)	180,000	177,307
3.95%, 08/15/27 (a)	150,000	149,740
3.40%, 01/15/28 (a)	100,000	98,752
2.10%, 03/15/28 (a)	100,000	95,378
2.20%, 06/15/28 (a)	100,000	95,300
4.70%, 12/15/28 (a)	150,000	152,632
4.75%, 02/15/29 (a)	100,000	101,939
4.00%, 07/15/29 (a)	100,000	99,374
3.10%, 12/15/29 (a)	100,000	95,732
3.40%, 01/15/30 (a)	50,000	48,321
4.85%, 03/15/30 (a)	100,000	102,567
3.25%, 01/15/31 (a)	200,000	189,124
3.20%, 02/15/31 (a)	150,000	140,995
2.70%, 02/15/32 (a)	75,000	66,806
5.63%, 10/13/32 (a)	150,000	157,887
2.85%, 12/15/32 (a)	75,000	66,651
1.80%, 03/15/33 (a)	100,000	82,020
4.90%, 07/15/33 (a)	100,000	100,495
5.13%, 02/15/34 (a)	150,000	152,769
4.65%, 03/15/47 (a)	100,000	87,045
5.38%, 09/01/54 (a)	100,000	94,726
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	74,429
4.13%, 03/15/28 (a)	150,000	149,811
3.70%, 06/15/30 (a)	100,000	97,493
5.00%, 07/15/32 (a)	100,000	102,086
5.25%, 01/15/34 (a)	75,000	76,673
4.40%, 02/01/47 (a)	100,000	83,753
4.65%, 03/15/49 (a)	75,000	63,961
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	76,505
2.15%, 09/01/31 (a)	150,000	130,292
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	96,852
3.20%, 12/01/31 (a)	150,000	135,544
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	87,929
6.10%, 04/01/34 (a)	75,000	78,733
5.65%, 01/15/35 (a)	100,000	101,228
Simon Property Group LP
3.25%, 11/30/26 (a)	100,000	98,971
3.38%, 06/15/27 (a)	100,000	98,981
3.38%, 12/01/27 (a)	150,000	148,122
1.75%, 02/01/28 (a)	175,000	166,091
2.45%, 09/13/29 (a)	250,000	234,497
2.65%, 07/15/30 (a)	150,000	139,479
4.38%, 10/01/30 (a)	150,000	150,417
2.20%, 02/01/31 (a)	150,000	134,434
2.25%, 01/15/32 (a)	100,000	87,189
2.65%, 02/01/32 (a)	100,000	89,152
5.50%, 03/08/33 (a)	150,000	157,321
6.25%, 01/15/34 (a)	100,000	109,463
4.75%, 09/26/34 (a)	150,000	147,600
5.13%, 10/01/35 (a)	150,000	150,016
6.75%, 02/01/40 (a)	100,000	113,839
4.75%, 03/15/42 (a)	100,000	90,409
4.25%, 11/30/46 (a)	100,000	82,200
3.25%, 09/13/49 (a)	250,000	168,960
3.80%, 07/15/50 (a)	175,000	130,179
5.85%, 03/08/53 (a)	125,000	124,908
6.65%, 01/15/54 (a)	75,000	82,955
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	99,498
4.63%, 03/15/29 (a)	100,000	99,394
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 04/30/30 (a)(d)	75,000	76,400
2.70%, 12/01/31 (a)	75,000	65,388
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	94,707
2.70%, 07/15/31 (a)	100,000	90,488
4.20%, 04/15/32 (a)	100,000	96,190
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	98,990
2.75%, 09/01/31 (a)	100,000	89,482
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	98,655
3.20%, 01/15/30 (a)	150,000	143,574
3.00%, 08/15/31 (a)	100,000	91,933
2.10%, 08/01/32 (a)	150,000	126,648
1.90%, 03/15/33 (a)	75,000	60,875
2.10%, 06/15/33 (a)	100,000	82,116
5.13%, 09/01/34 (a)	75,000	75,426
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,835
3.85%, 04/01/27 (a)	150,000	149,233
4.00%, 03/01/28 (a)	100,000	99,499
4.40%, 01/15/29 (a)	150,000	150,517
4.75%, 11/15/30 (a)	100,000	100,939
5.63%, 07/01/34 (a)	100,000	103,578
5.00%, 01/15/35 (a)	125,000	123,781
5.70%, 09/30/43 (a)	100,000	97,624
4.38%, 02/01/45 (a)	100,000	82,275
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,191
4.25%, 04/15/28 (a)	100,000	100,585
2.05%, 01/15/29 (a)	100,000	93,501
4.13%, 03/15/29 (a)	150,000	150,022
3.10%, 01/15/30 (a)	100,000	95,425
4.50%, 07/01/30 (a)	100,000	100,994
2.75%, 01/15/31 (a)	150,000	138,289
2.75%, 01/15/32 (a)	100,000	90,125
3.85%, 06/15/32 (a)	150,000	143,472
5.13%, 07/01/35 (a)	100,000	100,669
6.50%, 03/15/41 (a)	150,000	165,259
4.95%, 09/01/48 (a)	100,000	91,812
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	149,851
4.65%, 07/15/30 (a)	70,000	70,463
2.40%, 02/01/31 (a)	100,000	89,262
2.25%, 04/01/33 (a)	100,000	82,911
5.38%, 06/30/34 (a)	75,000	76,054
		35,556,846
		423,253,510

Industrial 13.4%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	110,000	110,964
4.60%, 02/08/29 (a)	225,000	229,025
2.05%, 05/15/30 (a)	150,000	136,848
4.75%, 02/08/31 (a)	100,000	102,400
4.90%, 10/11/32 (a)	90,000	91,863
4.80%, 03/03/33 (a)	100,000	101,054
4.85%, 02/08/34 (a)	200,000	201,426
2.70%, 05/15/40 (a)	150,000	109,827
2.80%, 05/15/50 (a)	170,000	106,145
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	100,076
5.05%, 06/01/32 (a)	100,000	97,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 12/01/44 (a)	50,000	43,109
5.65%, 06/01/52 (a)	100,000	85,584
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	192,714
3.75%, 10/01/30 (a)	200,000	189,114
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	208,664
4.25%, 07/16/29	100,000	99,767
6.80%, 11/29/32 (a)	150,000	166,123
6.00%, 06/17/34 (a)	100,000	105,447
7.00%, 10/15/39	100,000	110,873
6.75%, 03/01/41 (g)	100,000	106,720
6.35%, 06/17/54 (a)	75,000	75,944
Barrick Mining Corp.
6.45%, 10/15/35	150,000	165,124
5.25%, 04/01/42	75,000	72,313
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	100,906
5.75%, 05/01/43	150,000	152,371
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	156,429
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	150,000	151,663
4.75%, 02/28/28 (a)	200,000	203,534
5.10%, 09/08/28 (a)	150,000	154,501
5.00%, 02/21/30 (a)	100,000	103,299
5.25%, 09/08/30 (a)	150,000	156,555
5.13%, 02/21/32 (a)	150,000	155,037
4.90%, 02/28/33 (a)	150,000	151,938
5.25%, 09/08/33 (a)	250,000	258,212
5.30%, 02/21/35 (a)	225,000	231,370
4.13%, 02/24/42	170,000	146,380
5.00%, 09/30/43	450,000	427,648
5.50%, 09/08/53 (a)	150,000	148,194
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	148,389
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	178,490
CF Industries, Inc.
5.15%, 03/15/34	100,000	99,786
4.95%, 06/01/43	125,000	111,941
5.38%, 03/15/44	150,000	140,530
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,371
7.38%, 11/01/29	75,000	83,174
2.10%, 11/15/30 (a)	150,000	132,658
6.30%, 03/15/33 (a)	100,000	107,218
5.15%, 02/15/34 (a)	150,000	149,268
4.25%, 10/01/34 (a)	50,000	45,658
5.35%, 03/15/35 (a)	75,000	74,360
9.40%, 05/15/39	100,000	129,349
5.25%, 11/15/41 (a)	175,000	158,298
4.38%, 11/15/42 (a)	250,000	200,725
4.63%, 10/01/44 (a)	100,000	81,306
5.55%, 11/30/48 (a)	150,000	134,524
4.80%, 05/15/49 (a)	150,000	119,966
3.60%, 11/15/50 (a)	175,000	115,747
6.90%, 05/15/53 (a)	150,000	157,674
5.60%, 02/15/54 (a)	100,000	89,054
5.95%, 03/15/55 (a)	100,000	93,173
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	400,000	407,792
5.32%, 11/15/38 (a)	152,000	158,586
5.42%, 11/15/48 (a)	400,000	402,716
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	150,802
5.00%, 08/01/29 (a)	100,000	101,873
5.75%, 03/08/33 (a)	100,000	104,200
5.63%, 02/20/34 (a)	100,000	101,775
4.80%, 09/01/42 (a)	100,000	86,708
4.65%, 10/15/44 (a)	150,000	125,456
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	147,718
1.65%, 02/01/27 (a)	100,000	96,851
3.25%, 12/01/27 (a)	150,000	147,876
4.80%, 03/24/30 (a)	100,000	102,885
1.30%, 01/30/31 (a)	100,000	85,929
2.13%, 02/01/32 (a)	150,000	130,680
5.00%, 09/01/35 (a)	100,000	100,820
5.50%, 12/08/41	75,000	76,229
3.95%, 12/01/47 (a)	75,000	60,050
2.13%, 08/15/50 (a)	100,000	53,866
2.70%, 12/15/51 (a)	150,000	91,482
2.75%, 08/18/55 (a)	150,000	89,304
EIDP, Inc.
5.13%, 05/15/32 (a)	100,000	102,793
4.80%, 05/15/33 (a)	150,000	150,349
FMC Corp.
3.20%, 10/01/26 (a)	100,000	98,720
3.45%, 10/01/29 (a)	100,000	94,656
5.65%, 05/18/33 (a)	25,000	24,921
4.50%, 10/01/49 (a)	100,000	74,542
6.38%, 05/18/53 (a)	100,000	96,236
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,057
4.13%, 03/01/28 (a)	100,000	99,545
5.25%, 09/01/29 (a)	100,000	101,474
4.25%, 03/01/30 (a)	75,000	74,126
4.63%, 08/01/30 (a)	200,000	200,426
5.40%, 11/14/34 (a)	100,000	102,057
5.45%, 03/15/43 (a)	300,000	283,683
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,361
8.88%, 05/15/31	100,000	121,812
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	120,000	122,204
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,535
5.00%, 09/26/48 (a)	150,000	129,338
International Paper Co.
5.00%, 09/15/35 (a)	75,000	74,603
7.30%, 11/15/39	100,000	115,427
6.00%, 11/15/41 (a)	100,000	101,869
4.80%, 06/15/44 (a)	100,000	88,013
5.15%, 05/15/46 (a)	100,000	90,757
4.40%, 08/15/47 (a)	100,000	81,576
4.35%, 08/15/48 (a)	100,000	80,507
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	100,213
6.25%, 07/15/33 (a)	100,000	108,251
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	86,850
3.55%, 11/07/42 (a)	100,000	79,606
2.00%, 08/10/50 (a)	100,000	52,178
Lubrizol Corp.
6.50%, 10/01/34	75,000	84,383
LYB International Finance BV
5.25%, 07/15/43	150,000	132,494
4.88%, 03/15/44 (a)	150,000	126,693
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	148,167
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	89,348
5.63%, 05/15/33 (a)	75,000	76,802
5.50%, 03/01/34 (a)	150,000	149,260
6.15%, 05/15/35 (a)	100,000	103,349
3.38%, 10/01/40 (a)	150,000	110,304
4.20%, 10/15/49 (a)	125,000	90,328
4.20%, 05/01/50 (a)	175,000	126,469
3.63%, 04/01/51 (a)	175,000	113,736
3.80%, 10/01/60 (a)	100,000	62,928
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	134,545
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	99,539
5.38%, 11/15/28 (a)	75,000	77,371
5.45%, 11/15/33 (a)	75,000	77,009
4.88%, 11/15/41 (a)	100,000	89,025
5.63%, 11/15/43 (a)	100,000	96,290
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	90,537
Newmont Corp.
2.60%, 07/15/32 (a)	140,000	125,300
5.88%, 04/01/35	100,000	107,089
4.88%, 03/15/42 (a)	80,000	75,319
5.45%, 06/09/44 (a)	100,000	98,547
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	79,000	75,709
5.35%, 03/15/34 (a)	200,000	206,660
4.20%, 05/13/50 (a)	75,000	60,887
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	149,709
2.70%, 06/01/30 (a)	150,000	140,094
4.65%, 06/01/30 (a)	100,000	101,586
3.13%, 04/01/32 (a)	100,000	91,655
5.10%, 06/01/35 (a)	100,000	100,723
6.40%, 12/01/37	50,000	55,265
5.20%, 08/01/43 (a)	75,000	72,102
3.85%, 04/01/52 (a)	100,000	75,101
2.98%, 12/15/55 (a)	200,000	121,698
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	99,769
5.20%, 06/21/27 (a)	100,000	101,597
4.90%, 03/27/28 (a)	150,000	152,646
4.20%, 04/01/29 (a)	100,000	99,781
2.95%, 05/13/30 (a)	150,000	141,183
5.40%, 06/21/34 (a)	100,000	101,992
4.13%, 03/15/35 (a)	75,000	68,704
5.88%, 12/01/36	50,000	52,192
5.63%, 12/01/40	100,000	99,510
6.13%, 01/15/41 (a)	45,000	46,398
4.90%, 06/01/43 (a)	100,000	89,668
5.25%, 01/15/45 (a)	125,000	116,125
5.00%, 04/01/49 (a)	100,000	88,726
3.95%, 05/13/50 (a)	150,000	112,182
5.80%, 03/27/53 (a)	150,000	147,912
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,677
3.00%, 12/15/29 (a)	150,000	143,139
5.20%, 08/15/35 (a)	150,000	151,006
3.05%, 10/01/51 (a)	150,000	94,275
PPG Industries, Inc.
3.75%, 03/15/28 (a)	100,000	99,146
2.80%, 08/15/29 (a)	100,000	94,965
2.55%, 06/15/30 (a)	100,000	92,375
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rayonier LP
2.75%, 05/17/31 (a)	75,000	67,391
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	179,392
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	115,469
6.13%, 12/15/33	150,000	163,197
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	108,362
5.20%, 11/02/40	200,000	197,694
2.75%, 11/02/51 (a)	250,000	151,825
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	150,000	151,656
4.88%, 03/14/30 (a)	300,000	307,770
5.00%, 03/14/32 (a)	225,000	230,780
5.00%, 03/09/33 (a)	150,000	153,339
5.25%, 03/14/35 (a)	300,000	305,802
4.75%, 03/22/42 (a)	100,000	91,485
4.13%, 08/21/42 (a)	100,000	84,790
5.13%, 03/09/53 (a)	200,000	183,974
5.75%, 03/14/55 (a)	300,000	299,673
5.88%, 03/14/65 (a)	150,000	150,475
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	49,629
4.55%, 03/01/29 (a)	100,000	100,669
2.95%, 01/15/32 (a)	75,000	67,229
5.25%, 06/01/45 (a)	75,000	69,733
4.25%, 01/15/48 (a)	25,000	20,589
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	247,160
4.55%, 03/01/28 (a)	75,000	75,779
4.30%, 08/15/28 (a)	100,000	100,426
2.95%, 08/15/29 (a)	100,000	95,213
2.30%, 05/15/30 (a)	100,000	91,677
4.50%, 08/15/30 (a)	100,000	100,583
4.80%, 09/01/31 (a)	75,000	76,619
2.20%, 03/15/32 (a)	75,000	65,018
5.15%, 08/15/35 (a)	100,000	100,783
4.00%, 12/15/42 (a)	50,000	40,751
4.55%, 08/01/45 (a)	75,000	64,104
4.50%, 06/01/47 (a)	200,000	168,482
3.80%, 08/15/49 (a)	100,000	74,161
3.30%, 05/15/50 (a)	100,000	67,493
2.90%, 03/15/52 (a)	100,000	60,766
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	200,000	205,564
5.78%, 04/03/54 (a)	200,000	196,926
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	204,152
Southern Copper Corp.
7.50%, 07/27/35	150,000	174,283
6.75%, 04/16/40	200,000	221,378
5.25%, 11/08/42	250,000	234,690
5.88%, 04/23/45	250,000	251,395
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	100,129
1.65%, 10/15/27 (a)	75,000	71,086
3.45%, 04/15/30 (a)	100,000	95,946
5.38%, 08/15/34 (a)	125,000	127,906
3.25%, 10/15/50 (a)	75,000	49,662
5.75%, 05/15/55 (a)	75,000	73,355
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	93,635
6.00%, 01/15/29 (a)	200,000	206,088
5.00%, 01/15/30 (a)	200,000	200,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/15/31 (a)	250,000	235,135
3.13%, 01/15/32 (a)	200,000	177,700
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,608
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	286,074
6.13%, 06/12/33 (a)	200,000	211,026
6.88%, 11/21/36	150,000	165,348
6.88%, 11/10/39	200,000	220,182
6.40%, 06/28/54 (a)	275,000	275,283
Vale SA
5.63%, 09/11/42	100,000	99,768
Westlake Corp.
3.38%, 06/15/30 (a)	100,000	95,539
5.00%, 08/15/46 (a)	100,000	87,420
4.38%, 11/15/47 (a)	100,000	78,437
3.13%, 08/15/51 (a)	125,000	76,474
3.38%, 08/15/61 (a)	100,000	59,467
WestRock MWV LLC
8.20%, 01/15/30	100,000	115,241
7.95%, 02/15/31	50,000	58,080
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	148,414
4.00%, 04/15/30 (a)	150,000	147,928
7.38%, 03/15/32	100,000	114,106
3.38%, 03/09/33 (a)	100,000	90,178
4.00%, 03/09/52 (a)	75,000	56,651
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	149,352
3.90%, 06/01/28 (a)	100,000	99,339
4.90%, 03/15/29 (a)	100,000	102,113
3.00%, 06/15/33 (a)	150,000	132,141
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	44,450
		31,173,617
Capital Goods 1.3%
3M Co.
2.25%, 09/19/26 (a)	150,000	147,105
2.88%, 10/15/27 (a)	100,000	97,727
3.63%, 09/14/28 (a)	150,000	148,383
3.38%, 03/01/29 (a)	200,000	195,204
2.38%, 08/26/29 (a)	150,000	140,461
4.80%, 03/15/30 (a)	100,000	102,273
3.05%, 04/15/30 (a)	200,000	190,254
5.70%, 03/15/37	100,000	105,327
3.88%, 06/15/44	100,000	79,459
3.13%, 09/19/46 (a)	100,000	68,561
4.00%, 09/14/48 (a)	150,000	118,490
3.25%, 08/26/49 (a)	200,000	135,784
3.70%, 04/15/50 (a)	100,000	72,747
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	100,397
4.38%, 05/08/42	100,000	88,394
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	89,380
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,079
5.80%, 03/21/34 (a)	125,000	128,718
Allegion PLC
3.50%, 10/01/29 (a)	100,000	96,754
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	73,919
5.41%, 07/01/32 (a)	100,000	103,844
5.60%, 05/29/34 (a)	75,000	77,295
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,530
5.63%, 05/26/33 (a)	75,000	77,970
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	150,000	151,701
5.10%, 03/17/30 (a)	345,000	352,887
2.63%, 06/19/30 (a)	100,000	92,042
2.69%, 05/25/31 (a)	150,000	135,884
5.50%, 03/17/35 (a)	150,000	153,580
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	76,163
4.38%, 06/12/28 (a)	140,000	141,382
5.05%, 04/05/29 (a)	75,000	77,398
4.35%, 06/01/29 (a)	100,000	101,031
2.80%, 02/15/30 (a)	150,000	141,892
2.20%, 09/15/31 (a)	200,000	177,190
5.25%, 04/05/34 (a)	100,000	103,382
5.00%, 01/15/35 (a)	100,000	100,884
5.38%, 11/15/54 (a)	75,000	72,960
Amrize Finance U.S. LLC
4.60%, 04/07/27 (d)	150,000	150,823
4.70%, 04/07/28 (a)(d)	125,000	126,553
4.95%, 04/07/30 (a)(d)	150,000	153,132
5.40%, 04/07/35 (a)(d)	150,000	152,295
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	92,075
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	92,964
2.25%, 02/15/32 (a)	100,000	85,952
5.75%, 03/15/33 (a)	100,000	105,294
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	103,099
5.80%, 06/15/31 (a)	100,000	105,880
5.65%, 01/15/34 (a)	150,000	156,064
Boeing Co.
2.70%, 02/01/27 (a)	200,000	195,538
2.80%, 03/01/27 (a)	100,000	97,866
5.04%, 05/01/27 (a)	300,000	302,913
6.26%, 05/01/27 (a)	200,000	205,822
3.25%, 02/01/28 (a)	250,000	244,110
3.25%, 03/01/28 (a)	75,000	73,115
3.45%, 11/01/28 (a)	50,000	48,831
3.20%, 03/01/29 (a)	150,000	144,423
6.30%, 05/01/29 (a)	250,000	265,567
2.95%, 02/01/30 (a)	150,000	140,851
5.15%, 05/01/30 (a)	800,000	820,544
3.63%, 02/01/31 (a)	250,000	238,840
6.39%, 05/01/31 (a)	175,000	190,132
6.13%, 02/15/33	75,000	79,972
3.60%, 05/01/34 (a)	100,000	89,146
6.53%, 05/01/34 (a)	475,000	520,320
3.25%, 02/01/35 (a)	150,000	128,147
6.63%, 02/15/38	100,000	109,432
3.55%, 03/01/38 (a)	100,000	82,125
3.50%, 03/01/39 (a)	50,000	39,792
6.88%, 03/15/39	80,000	88,937
5.88%, 02/15/40	100,000	101,082
5.71%, 05/01/40 (a)	550,000	550,990
3.38%, 06/15/46 (a)	75,000	51,707
3.65%, 03/01/47 (a)	50,000	35,319
3.63%, 03/01/48 (a)	50,000	35,086
3.85%, 11/01/48 (a)	100,000	71,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 05/01/49 (a)	100,000	72,756
3.75%, 02/01/50 (a)	250,000	177,545
5.81%, 05/01/50 (a)	1,000,000	962,440
6.86%, 05/01/54 (a)	475,000	521,498
3.83%, 03/01/59 (a)	50,000	33,831
3.95%, 08/01/59 (a)	150,000	103,535
5.93%, 05/01/60 (a)	550,000	528,726
7.01%, 05/01/64 (a)	250,000	277,500
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	148,656
2.75%, 03/01/30 (a)	150,000	140,297
2.20%, 03/01/32 (a)	100,000	85,726
5.55%, 09/15/40 (a)	100,000	100,207
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	54,794
2.72%, 02/15/30 (a)	400,000	375,864
2.70%, 02/15/31 (a)(d)	150,000	138,035
5.90%, 03/15/34 (a)	200,000	213,442
3.38%, 04/05/40 (a)	300,000	239,871
3.58%, 04/05/50 (a)(d)	225,000	164,578
6.20%, 03/15/54 (a)	87,000	92,746
Caterpillar Financial Services Corp.
1.15%, 09/14/26	100,000	97,119
4.50%, 01/07/27	100,000	100,768
1.70%, 01/08/27	100,000	97,125
3.60%, 08/12/27	150,000	149,170
1.10%, 09/14/27	150,000	142,021
4.40%, 10/15/27	150,000	151,551
4.60%, 11/15/27	200,000	202,870
4.10%, 08/15/28	220,000	220,796
4.85%, 02/27/29	100,000	102,742
4.38%, 08/16/29	200,000	202,952
4.70%, 11/15/29	200,000	205,028
4.80%, 01/08/30	100,000	103,181
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	94,711
2.60%, 04/09/30 (a)	200,000	187,964
1.90%, 03/12/31 (a)	100,000	89,160
5.20%, 05/15/35 (a)	300,000	307,770
5.30%, 09/15/35	100,000	103,490
6.05%, 08/15/36	100,000	109,745
5.20%, 05/27/41	150,000	148,603
3.80%, 08/15/42	250,000	206,162
4.30%, 05/15/44 (a)	100,000	86,778
3.25%, 09/19/49 (a)	100,000	70,078
3.25%, 04/09/50 (a)	150,000	104,828
5.50%, 05/15/55 (a)	100,000	99,294
4.75%, 05/15/64 (a)	100,000	87,224
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	100,000	100,626
4.55%, 04/10/28 (a)	100,000	100,922
5.50%, 01/12/29 (a)	100,000	103,660
5.10%, 04/20/29 (a)	100,000	102,625
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,531
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	205,692
5.50%, 01/09/35 (a)	200,000	206,520
5.88%, 01/09/55 (a)	100,000	101,463
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,452
5.13%, 01/09/30 (a)	200,000	205,810
Deere & Co.
5.38%, 10/16/29	112,000	117,697
3.10%, 04/15/30 (a)	150,000	143,736
7.13%, 03/03/31	75,000	85,760
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 01/16/35 (a)	200,000	208,520
3.90%, 06/09/42 (a)	200,000	169,682
2.88%, 09/07/49 (a)	100,000	65,609
3.75%, 04/15/50 (a)	150,000	115,181
5.70%, 01/19/55 (a)	100,000	102,275
Dover Corp.
5.38%, 03/01/41 (a)	100,000	98,239
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	134,138
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,416
4.35%, 05/18/28 (a)	100,000	100,996
4.00%, 11/02/32	96,000	93,166
4.15%, 03/15/33 (a)	250,000	244,175
4.15%, 11/02/42	150,000	128,856
3.92%, 09/15/47 (a)	100,000	79,424
4.70%, 08/23/52 (a)	100,000	88,726
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	125,000	129,981
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	145,021
1.80%, 10/15/27 (a)	150,000	143,758
2.00%, 12/21/28 (a)	200,000	188,132
2.20%, 12/21/31 (a)	200,000	177,578
5.00%, 03/15/35 (a)	75,000	76,298
5.25%, 11/15/39	50,000	50,486
2.75%, 10/15/50 (a)	100,000	62,659
2.80%, 12/21/51 (a)	200,000	125,008
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	125,000	123,938
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	142,794
Fortive Corp.
4.30%, 06/15/46 (a)	80,000	65,502
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,691
4.00%, 03/25/32 (a)	100,000	95,027
5.88%, 06/01/33 (a)	100,000	105,657
4.50%, 03/25/52 (a)	100,000	79,721
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	99,719
4.42%, 11/15/35	200,000	193,632
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,512
3.75%, 05/15/28 (a)	300,000	299,355
3.63%, 04/01/30 (a)	150,000	147,295
2.25%, 06/01/31 (a)	100,000	90,216
4.25%, 04/01/40 (a)	100,000	90,290
2.85%, 06/01/41 (a)	100,000	73,454
3.60%, 11/15/42 (a)	150,000	120,029
4.25%, 04/01/50 (a)	150,000	124,818
General Electric Co.
4.30%, 07/29/30 (a)	180,000	180,871
6.75%, 03/15/32	200,000	226,580
4.90%, 01/29/36 (a)	180,000	180,848
5.88%, 01/14/38	100,000	107,387
6.88%, 01/10/39	100,000	117,454
4.50%, 03/11/44	100,000	89,212
4.35%, 05/01/50 (a)	100,000	84,939
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,803
5.35%, 08/01/33 (a)	100,000	102,894
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	198,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	294,582
1.10%, 03/01/27 (a)	200,000	191,464
4.65%, 07/30/27 (a)	200,000	202,490
4.25%, 01/15/29 (a)	200,000	201,148
2.70%, 08/15/29 (a)	150,000	142,785
4.88%, 09/01/29 (a)	100,000	103,006
4.70%, 02/01/30 (a)	200,000	204,006
1.95%, 06/01/30 (a)	200,000	181,108
1.75%, 09/01/31 (a)	250,000	215,552
4.95%, 09/01/31 (a)	100,000	103,191
4.75%, 02/01/32 (a)	200,000	203,264
5.00%, 02/15/33 (a)	225,000	229,563
4.50%, 01/15/34 (a)	200,000	196,294
5.00%, 03/01/35 (a)	200,000	201,494
5.70%, 03/15/37	100,000	105,310
3.81%, 11/21/47 (a)	100,000	77,040
2.80%, 06/01/50 (a)	150,000	94,277
5.25%, 03/01/54 (a)	300,000	279,318
5.35%, 03/01/64 (a)	150,000	139,452
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,270
6.75%, 01/15/28	100,000	105,668
3.00%, 01/15/29 (a)	100,000	96,328
4.85%, 10/15/31 (a)	100,000	102,398
5.95%, 02/01/37	100,000	106,839
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	98,423
2.30%, 03/15/31 (a)	100,000	89,711
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	98,308
2.04%, 08/16/28 (a)	100,000	93,796
5.35%, 01/15/30 (a)	100,000	103,232
4.20%, 05/01/30 (a)	100,000	98,729
5.75%, 01/15/35 (a)	100,000	103,868
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	76,664
3.00%, 05/01/30 (a)	100,000	94,159
2.63%, 06/15/31 (a)	75,000	67,875
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	197,192
3.90%, 09/01/42 (a)	300,000	249,570
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,649
5.40%, 08/14/28 (a)	75,000	77,606
5.18%, 06/15/29 (a)	150,000	155,082
5.31%, 06/15/31 (a)	75,000	78,386
5.70%, 08/14/33 (a)	200,000	210,818
5.45%, 06/15/34 (a)	150,000	155,214
5.70%, 06/15/54 (a)	100,000	98,739
John Deere Capital Corp.
5.15%, 09/08/26	100,000	101,168
1.30%, 10/13/26	100,000	97,161
4.50%, 01/08/27	200,000	201,541
1.70%, 01/11/27	100,000	97,140
4.85%, 03/05/27	100,000	101,387
1.75%, 03/09/27	200,000	193,498
4.90%, 06/11/27	150,000	152,733
4.20%, 07/15/27	200,000	201,268
4.15%, 09/15/27	200,000	200,906
3.05%, 01/06/28	50,000	49,027
4.65%, 01/07/28	100,000	101,745
4.75%, 01/20/28	200,000	203,738
4.90%, 03/03/28	100,000	102,324
1.50%, 03/06/28	150,000	141,456
4.25%, 06/05/28	130,000	131,138
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/14/28	250,000	257,005
4.50%, 01/16/29	150,000	152,407
3.45%, 03/07/29	100,000	98,229
3.35%, 04/18/29	100,000	97,841
4.85%, 06/11/29	150,000	154,339
2.80%, 07/18/29	150,000	143,430
4.85%, 10/11/29	100,000	103,337
2.45%, 01/09/30	100,000	93,560
4.55%, 06/05/30	150,000	152,439
4.70%, 06/10/30	200,000	205,130
4.38%, 10/15/30	110,000	110,886
1.45%, 01/15/31	100,000	87,292
4.90%, 03/07/31	150,000	154,678
2.00%, 06/17/31	100,000	88,600
4.40%, 09/08/31	200,000	201,188
3.90%, 06/07/32	100,000	97,028
4.35%, 09/15/32	150,000	148,804
5.15%, 09/08/33	175,000	181,543
5.10%, 04/11/34	150,000	153,795
5.05%, 06/12/34	150,000	153,264
Johnson Controls International PLC
6.00%, 01/15/36	50,000	54,187
4.63%, 07/02/44 (a)	95,000	82,741
4.50%, 02/15/47 (a)	100,000	84,763
4.95%, 07/02/64 (a)(f)	75,000	63,946
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	125,000	130,334
1.75%, 09/15/30 (a)	150,000	132,953
2.00%, 09/16/31 (a)	100,000	86,593
4.90%, 12/01/32 (a)	100,000	101,031
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	100,775
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	74,654
5.40%, 01/15/27	225,000	228,562
4.40%, 06/15/28 (a)	300,000	301,792
5.05%, 06/01/29 (a)	150,000	154,044
2.90%, 12/15/29 (a)	50,000	47,247
1.80%, 01/15/31 (a)	100,000	87,638
5.25%, 06/01/31 (a)	150,000	155,862
5.40%, 07/31/33 (a)	275,000	283,957
5.35%, 06/01/34 (a)	150,000	153,825
6.15%, 12/15/40	95,000	101,531
5.05%, 04/27/45 (a)	100,000	93,736
5.60%, 07/31/53 (a)	100,000	97,474
5.50%, 08/15/54 (a)	100,000	96,256
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	97,689
4.40%, 03/15/29 (a)	100,000	98,397
3.50%, 11/15/51 (a)	100,000	63,771
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	71,581
5.50%, 09/15/28 (a)	100,000	103,588
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,654
4.45%, 05/15/28 (a)	100,000	101,224
4.15%, 08/15/28 (a)	90,000	90,495
4.50%, 02/15/29 (a)	100,000	101,465
1.85%, 06/15/30 (a)	100,000	90,155
4.40%, 08/15/30 (a)	130,000	131,114
4.70%, 12/15/31 (a)	125,000	127,515
3.90%, 06/15/32 (a)	150,000	145,440
5.25%, 01/15/33 (a)	150,000	156,376
4.75%, 02/15/34 (a)	150,000	150,088
4.80%, 08/15/34 (a)	100,000	100,262
3.60%, 03/01/35 (a)	100,000	91,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/15/35 (a)	130,000	130,806
4.50%, 05/15/36 (a)	125,000	120,593
6.15%, 09/01/36	100,000	110,135
5.72%, 06/01/40	100,000	104,851
4.07%, 12/15/42	200,000	168,052
3.80%, 03/01/45 (a)	150,000	118,910
4.70%, 05/15/46 (a)	250,000	223,215
2.80%, 06/15/50 (a)	150,000	93,546
4.09%, 09/15/52 (a)	288,000	224,957
4.15%, 06/15/53 (a)	150,000	117,969
5.70%, 11/15/54 (a)	150,000	149,961
5.20%, 02/15/55 (a)	225,000	209,155
4.30%, 06/15/62 (a)	125,000	97,350
5.90%, 11/15/63 (a)	150,000	153,682
5.20%, 02/15/64 (a)	100,000	90,940
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	49,418
3.50%, 12/15/27 (a)	50,000	49,347
2.50%, 03/15/30 (a)	100,000	92,814
2.40%, 07/15/31 (a)	200,000	178,548
5.15%, 12/01/34 (a)	125,000	125,935
4.25%, 12/15/47 (a)	100,000	81,481
3.20%, 07/15/51 (a)	150,000	99,656
5.50%, 12/01/54 (a)	125,000	120,423
Masco Corp.
1.50%, 02/15/28 (a)	100,000	93,680
2.00%, 10/01/30 (a)	100,000	89,295
2.00%, 02/15/31 (a)	125,000	109,341
4.50%, 05/15/47 (a)	100,000	81,124
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	154,186
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	151,333
5.80%, 09/15/33 (a)	100,000	106,360
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	98,788
3.25%, 01/15/28 (a)	375,000	368,347
4.60%, 02/01/29 (a)	150,000	152,421
4.40%, 05/01/30 (a)	150,000	151,308
4.70%, 03/15/33 (a)	250,000	250,160
4.90%, 06/01/34 (a)	150,000	150,360
5.15%, 05/01/40 (a)	100,000	98,084
5.05%, 11/15/40	100,000	96,751
4.75%, 06/01/43	150,000	135,732
3.85%, 04/15/45 (a)	75,000	59,393
4.03%, 10/15/47 (a)	400,000	317,084
5.25%, 05/01/50 (a)	200,000	186,988
4.95%, 03/15/53 (a)	150,000	133,551
5.20%, 06/01/54 (a)	200,000	184,352
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	150,439
5.65%, 05/15/33 (a)	100,000	103,014
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	94,095
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	97,400
5.25%, 08/16/28 (a)	100,000	103,148
2.57%, 02/15/30 (a)	250,000	233,057
5.13%, 11/19/31 (a)	125,000	129,450
3.11%, 02/15/40 (a)	175,000	135,427
3.36%, 02/15/50 (a)	125,000	86,674
Owens Corning
5.50%, 06/15/27 (a)	100,000	102,231
3.95%, 08/15/29 (a)	100,000	98,883
3.50%, 02/15/30 (a)	75,000	72,500
3.88%, 06/01/30 (a)	100,000	97,675
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 06/15/34 (a)	150,000	157,005
7.00%, 12/01/36	25,000	28,512
4.30%, 07/15/47 (a)	100,000	81,248
4.40%, 01/30/48 (a)	100,000	81,824
5.95%, 06/15/54 (a)	125,000	125,435
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	98,862
4.25%, 09/15/27 (a)	200,000	200,776
3.25%, 06/14/29 (a)	150,000	145,516
4.50%, 09/15/29 (a)	200,000	202,856
4.20%, 11/21/34 (a)	100,000	96,058
6.25%, 05/15/38	50,000	55,032
4.45%, 11/21/44 (a)	100,000	86,741
4.10%, 03/01/47 (a)	100,000	81,407
4.00%, 06/14/49 (a)	200,000	157,880
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,417
5.90%, 07/15/32 (a)	50,000	52,762
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	81,947
4.38%, 06/15/45 (a)	100,000	84,973
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	200,000	207,072
6.30%, 02/15/30 (a)	200,000	211,744
6.40%, 04/15/33 (a)	200,000	212,998
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,323
3.95%, 05/15/28 (a)	100,000	100,054
4.88%, 04/01/29 (a)	100,000	102,625
2.30%, 03/01/30 (a)	200,000	185,002
1.45%, 02/15/31 (a)	150,000	129,290
1.75%, 02/15/32 (a)	100,000	85,286
2.38%, 03/15/33 (a)	100,000	86,268
5.00%, 12/15/33 (a)	100,000	102,368
5.00%, 04/01/34 (a)	150,000	152,755
5.20%, 11/15/34 (a)	100,000	102,751
5.15%, 03/15/35 (a)	150,000	153,325
6.20%, 03/01/40	100,000	109,236
5.70%, 05/15/41 (a)	75,000	77,348
3.05%, 03/01/50 (a)	50,000	33,597
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,157
1.75%, 08/15/31 (a)	100,000	87,021
4.20%, 03/01/49 (a)	100,000	81,864
2.80%, 08/15/61 (a)	100,000	57,608
RTX Corp.
2.65%, 11/01/26 (a)	150,000	147,463
5.75%, 11/08/26 (a)	225,000	228,755
3.50%, 03/15/27 (a)	200,000	198,268
3.13%, 05/04/27 (a)	200,000	196,998
7.20%, 08/15/27	75,000	79,556
4.13%, 11/16/28 (a)	550,000	550,566
5.75%, 01/15/29 (a)	100,000	104,953
7.50%, 09/15/29	100,000	112,056
2.25%, 07/01/30 (a)	150,000	137,159
6.00%, 03/15/31 (a)	175,000	189,098
1.90%, 09/01/31 (a)	200,000	173,232
2.38%, 03/15/32 (a)	200,000	175,244
5.15%, 02/27/33 (a)	200,000	205,474
6.10%, 03/15/34 (a)	275,000	298,672
5.40%, 05/01/35	75,000	77,678
6.05%, 06/01/36	100,000	108,309
6.13%, 07/15/38	100,000	108,489
4.45%, 11/16/38 (a)	175,000	162,120
5.70%, 04/15/40	100,000	104,188
4.88%, 10/15/40 (d)	75,000	70,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 12/15/41	100,000	91,158
4.50%, 06/01/42	500,000	441,355
4.80%, 12/15/43 (a)	50,000	45,265
4.15%, 05/15/45 (a)	175,000	143,643
3.75%, 11/01/46 (a)	225,000	171,616
4.35%, 04/15/47 (a)	150,000	124,979
4.05%, 05/04/47 (a)	100,000	79,684
4.63%, 11/16/48 (a)	300,000	258,150
3.13%, 07/01/50 (a)	200,000	131,492
2.82%, 09/01/51 (a)	200,000	121,998
3.03%, 03/15/52 (a)	200,000	126,742
5.38%, 02/27/53 (a)	200,000	189,172
6.40%, 03/15/54 (a)	300,000	324,864
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	81,024
3.10%, 05/01/50 (a)	100,000	66,951
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	100,460
3.13%, 05/01/30 (a)	100,000	94,173
2.85%, 02/01/32 (a)	100,000	89,206
5.00%, 09/01/34 (a)	150,000	146,947
5.75%, 11/01/40 (a)	100,000	101,209
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	104,177
4.25%, 11/15/28 (a)	75,000	75,167
2.30%, 03/15/30 (a)	200,000	182,012
5.20%, 09/01/40	100,000	95,582
4.85%, 11/15/48 (a)	75,000	63,656
2.75%, 11/15/50 (a)	100,000	56,978
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	190,626
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	97,957
3.00%, 06/01/30 (a)	100,000	93,964
2.45%, 03/15/31 (a)	150,000	134,955
6.10%, 11/15/33 (a)	75,000	80,375
5.50%, 05/15/35 (a)	75,000	76,474
Timken Co.
4.50%, 12/15/28 (a)	100,000	100,822
4.13%, 04/01/32 (a)	100,000	94,765
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	99,058
5.25%, 03/03/33 (a)	200,000	206,784
5.10%, 06/13/34 (a)	100,000	102,135
4.50%, 03/21/49 (a)	75,000	63,295
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	99,672
5.75%, 06/15/43	100,000	102,989
4.30%, 02/21/48 (a)	75,000	62,355
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	91,291
5.25%, 10/01/54 (a)	75,000	66,826
Veralto Corp.
5.50%, 09/18/26 (a)	100,000	101,019
5.35%, 09/18/28 (a)	100,000	103,325
5.45%, 09/18/33 (a)	175,000	180,841
Vontier Corp.
2.95%, 04/01/31 (a)	100,000	91,111
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	149,548
3.50%, 06/01/30 (a)	50,000	48,283
5.35%, 12/01/34 (a)	125,000	127,959
4.50%, 06/15/47 (a)	150,000	127,055
4.70%, 03/01/48 (a)	100,000	86,747
5.70%, 12/01/54 (a)	100,000	99,032
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	100,769
3.50%, 05/01/29 (a)	100,000	98,434
2.60%, 02/01/30 (a)	150,000	140,886
3.20%, 06/01/32 (a)	100,000	92,285
4.20%, 01/15/33 (a)	125,000	121,535
5.00%, 03/01/34 (a)	150,000	152,281
3.05%, 04/01/50 (a)	100,000	65,568
2.95%, 01/15/52 (a)	200,000	126,138
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	152,709
3.15%, 11/15/27 (a)	200,000	196,608
1.15%, 03/15/28 (a)	100,000	93,417
4.50%, 03/15/28 (a)	150,000	151,890
3.88%, 01/15/29 (a)	100,000	99,220
4.88%, 02/15/29 (a)	150,000	154,320
4.63%, 02/15/30 (a)	150,000	152,941
4.65%, 03/15/30 (a)	125,000	127,549
1.50%, 03/15/31 (a)	150,000	129,845
4.95%, 07/03/31 (a)	125,000	129,394
4.80%, 03/15/32 (a)	125,000	127,681
4.15%, 04/15/32 (a)	200,000	196,558
4.63%, 02/15/33 (a)	100,000	100,592
4.88%, 02/15/34 (a)	250,000	254,122
4.95%, 03/15/35 (a)	250,000	251,442
2.95%, 06/01/41 (a)	75,000	55,642
4.10%, 03/01/45 (a)	112,000	93,127
4.15%, 07/15/49 (a)	100,000	81,324
2.50%, 11/15/50 (a)	100,000	58,865
5.35%, 10/15/54 (a)	200,000	191,832
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	99,069
4.70%, 09/15/28 (a)(g)	250,000	253,295
4.90%, 05/29/30 (a)	100,000	102,256
5.61%, 03/11/34 (a)	75,000	77,933
5.50%, 05/29/35 (a)	100,000	102,659
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	98,126
4.60%, 06/15/45 (a)	100,000	88,762
4.20%, 05/15/47 (a)	200,000	164,574
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,907
1.95%, 01/30/28 (a)	100,000	95,530
2.25%, 01/30/31 (a)	150,000	134,831
		69,228,501
Communications 1.7%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	195,230
2.88%, 05/07/30 (a)	200,000	186,676
4.70%, 07/21/32 (a)	200,000	198,738
5.00%, 01/20/33 (a)	200,000	201,640
6.38%, 03/01/35	200,000	218,566
6.13%, 03/30/40	430,000	454,772
4.38%, 07/16/42	200,000	171,276
American Tower Corp.
1.45%, 09/15/26 (a)	50,000	48,577
3.38%, 10/15/26 (a)	150,000	148,578
2.75%, 01/15/27 (a)	150,000	147,114
3.13%, 01/15/27 (a)	130,000	128,068
3.65%, 03/15/27 (a)	150,000	148,872
3.55%, 07/15/27 (a)	175,000	173,126
3.60%, 01/15/28 (a)	100,000	98,710
1.50%, 01/31/28 (a)	100,000	93,876
5.50%, 03/15/28 (a)	100,000	103,092
5.25%, 07/15/28 (a)	100,000	102,879
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 11/15/28 (a)	150,000	156,872
5.20%, 02/15/29 (a)	75,000	77,180
3.95%, 03/15/29 (a)	100,000	98,952
3.80%, 08/15/29 (a)	350,000	342,937
2.90%, 01/15/30 (a)	150,000	141,072
5.00%, 01/31/30 (a)	100,000	102,415
4.90%, 03/15/30 (a)	100,000	102,072
2.10%, 06/15/30 (a)	100,000	89,976
1.88%, 10/15/30 (a)	150,000	132,249
2.70%, 04/15/31 (a)	100,000	90,761
2.30%, 09/15/31 (a)	200,000	176,168
4.05%, 03/15/32 (a)	150,000	144,605
5.65%, 03/15/33 (a)	150,000	156,831
5.55%, 07/15/33 (a)	200,000	207,838
5.90%, 11/15/33 (a)	150,000	159,461
5.45%, 02/15/34 (a)	175,000	180,624
5.40%, 01/31/35 (a)	100,000	102,636
3.70%, 10/15/49 (a)	100,000	72,727
3.10%, 06/15/50 (a)	200,000	129,996
2.95%, 01/15/51 (a)	150,000	93,996
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	204,584
5.38%, 12/01/31 (a)	200,000	205,950
5.50%, 12/01/34 (a)	150,000	153,093
5.95%, 12/01/54 (a)	100,000	97,661
AT&T, Inc.
3.80%, 02/15/27 (a)	150,000	149,253
4.25%, 03/01/27 (a)	300,000	300,285
2.30%, 06/01/27 (a)	300,000	290,637
1.65%, 02/01/28 (a)	400,000	377,508
4.10%, 02/15/28 (a)	327,000	326,696
4.35%, 03/01/29 (a)	575,000	577,622
4.30%, 02/15/30 (a)	547,000	547,585
4.70%, 08/15/30 (a)	250,000	253,780
2.75%, 06/01/31 (a)	550,000	503,101
2.25%, 02/01/32 (a)	450,000	389,929
2.55%, 12/01/33 (a)	707,000	595,188
5.40%, 02/15/34 (a)	500,000	515,095
4.50%, 05/15/35 (a)	475,000	454,067
5.25%, 03/01/37 (a)	175,000	175,593
4.90%, 08/15/37 (a)	150,000	144,549
6.30%, 01/15/38	100,000	107,767
6.55%, 02/15/39	75,000	82,379
4.85%, 03/01/39 (a)	200,000	189,538
6.00%, 08/15/40 (a)	50,000	52,078
5.35%, 09/01/40	150,000	147,881
6.38%, 03/01/41	100,000	106,703
3.50%, 06/01/41 (a)	450,000	352,372
5.55%, 08/15/41	75,000	73,887
5.15%, 03/15/42	50,000	47,182
4.30%, 12/15/42 (a)	275,000	232,691
3.10%, 02/01/43 (a)	100,000	72,471
4.65%, 06/01/44 (a)	100,000	86,323
4.80%, 06/15/44 (a)	100,000	88,791
4.35%, 06/15/45 (a)	200,000	165,590
4.85%, 07/15/45 (a)	100,000	88,133
4.75%, 05/15/46 (a)	375,000	326,422
5.15%, 11/15/46 (a)	150,000	137,642
5.65%, 02/15/47 (a)	150,000	149,714
5.45%, 03/01/47 (a)	75,000	71,020
4.50%, 03/09/48 (a)	350,000	289,212
4.55%, 03/09/49 (a)	200,000	164,752
5.15%, 02/15/50 (a)	100,000	89,884
3.65%, 06/01/51 (a)	550,000	384,472
3.30%, 02/01/52 (a)	150,000	97,473
3.50%, 09/15/53 (a)	1,135,000	759,610
3.55%, 09/15/55 (a)	1,373,000	915,008
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 08/15/56 (a)	250,000	251,740
5.70%, 03/01/57 (a)	75,000	72,029
3.80%, 12/01/57 (a)	1,086,000	748,775
3.65%, 09/15/59 (a)	1,049,000	695,141
3.85%, 06/01/60 (a)	275,000	189,332
3.50%, 02/01/61 (a)	100,000	63,818
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	85,626
5.10%, 05/11/33 (a)	175,000	176,904
5.20%, 02/15/34 (a)	150,000	150,516
4.46%, 04/01/48 (a)	200,000	162,272
4.30%, 07/29/49 (a)	100,000	77,632
3.65%, 08/15/52 (a)	75,000	51,641
5.55%, 02/15/54 (a)	150,000	141,129
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	256,287
9.63%, 12/15/30 (g)	450,000	554,274
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	204,436
3.75%, 02/15/28 (a)	200,000	197,154
4.20%, 03/15/28 (a)	300,000	298,293
2.25%, 01/15/29 (a)	200,000	186,050
5.05%, 03/30/29 (a)	200,000	203,222
6.10%, 06/01/29 (a)	250,000	262,907
2.80%, 04/01/31 (a)	300,000	270,249
2.30%, 02/01/32 (a)	200,000	169,562
4.40%, 04/01/33 (a)	150,000	141,174
6.65%, 02/01/34 (a)	150,000	160,125
6.55%, 06/01/34 (a)	300,000	318,282
6.38%, 10/23/35 (a)	330,000	344,140
5.85%, 12/01/35 (a)	300,000	300,765
5.38%, 04/01/38 (a)	150,000	140,591
3.50%, 06/01/41 (a)	300,000	215,901
3.50%, 03/01/42 (a)	250,000	177,648
6.48%, 10/23/45 (a)	600,000	583,692
5.38%, 05/01/47 (a)	450,000	383,440
5.75%, 04/01/48 (a)	400,000	356,928
5.13%, 07/01/49 (a)	200,000	162,776
4.80%, 03/01/50 (a)	500,000	387,565
3.70%, 04/01/51 (a)	375,000	241,789
3.90%, 06/01/52 (a)	400,000	265,300
5.25%, 04/01/53 (a)	250,000	204,552
6.83%, 10/23/55 (a)	100,000	100,148
6.70%, 12/01/55 (a)	150,000	148,538
3.85%, 04/01/61 (a)	375,000	229,395
4.40%, 12/01/61 (a)	250,000	170,238
3.95%, 06/30/62 (a)	250,000	155,160
5.50%, 04/01/63 (a)	200,000	164,324
Comcast Corp.
2.35%, 01/15/27 (a)	200,000	195,588
3.30%, 02/01/27 (a)	250,000	247,235
3.30%, 04/01/27 (a)	200,000	197,760
5.35%, 11/15/27 (a)	150,000	154,167
3.15%, 02/15/28 (a)	150,000	147,015
3.55%, 05/01/28 (a)	200,000	197,650
4.15%, 10/15/28 (a)	750,000	752,332
4.55%, 01/15/29 (a)	200,000	202,988
5.10%, 06/01/29 (a)	150,000	155,178
2.65%, 02/01/30 (a)	300,000	281,298
3.40%, 04/01/30 (a)	250,000	241,735
4.25%, 10/15/30 (a)	300,000	300,324
1.95%, 01/15/31 (a)	300,000	265,836
1.50%, 02/15/31 (a)	200,000	172,530
4.95%, 05/15/32 (a)	100,000	102,218
5.50%, 11/15/32 (a)	200,000	210,768
4.25%, 01/15/33	325,000	315,832
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 02/15/33 (a)	200,000	199,678
7.05%, 03/15/33	150,000	171,657
4.80%, 05/15/33 (a)	200,000	200,422
5.30%, 06/01/34 (a)	100,000	102,975
4.20%, 08/15/34 (a)	200,000	189,842
5.30%, 05/15/35 (a)	150,000	153,161
5.65%, 06/15/35	100,000	104,863
4.40%, 08/15/35 (a)	100,000	95,275
6.50%, 11/15/35	145,000	161,424
3.20%, 07/15/36 (a)	175,000	147,434
6.45%, 03/15/37	100,000	110,913
6.95%, 08/15/37	100,000	114,124
3.90%, 03/01/38 (a)	250,000	217,845
4.60%, 10/15/38 (a)	200,000	186,210
6.55%, 07/01/39	50,000	55,482
3.25%, 11/01/39 (a)	200,000	157,250
3.75%, 04/01/40 (a)	275,000	228,643
4.65%, 07/15/42	100,000	88,845
4.75%, 03/01/44	50,000	44,059
4.60%, 08/15/45 (a)	100,000	85,838
3.40%, 07/15/46 (a)	275,000	195,211
4.00%, 08/15/47 (a)	150,000	115,626
3.97%, 11/01/47 (a)	375,000	286,837
4.00%, 03/01/48 (a)	200,000	153,374
4.70%, 10/15/48 (a)	375,000	320,299
4.00%, 11/01/49 (a)	400,000	301,004
3.45%, 02/01/50 (a)	300,000	204,087
2.80%, 01/15/51 (a)	350,000	207,025
2.89%, 11/01/51 (a)	744,000	445,604
2.45%, 08/15/52 (a)	300,000	160,716
4.05%, 11/01/52 (a)	202,000	151,027
5.35%, 05/15/53 (a)	275,000	252,279
5.65%, 06/01/54 (a)	200,000	192,078
6.05%, 05/15/55 (a)	200,000	202,492
2.94%, 11/01/56 (a)	1,076,000	619,959
4.95%, 10/15/58 (a)	125,000	106,616
2.65%, 08/15/62 (a)	200,000	102,628
2.99%, 11/01/63 (a)	764,000	424,211
5.50%, 05/15/64 (a)	250,000	230,087
Crown Castle, Inc.
4.00%, 03/01/27 (a)	100,000	99,562
2.90%, 03/15/27 (a)	200,000	195,910
3.65%, 09/01/27 (a)	200,000	197,594
5.00%, 01/11/28 (a)	200,000	202,780
3.80%, 02/15/28 (a)	150,000	148,226
4.80%, 09/01/28 (a)	100,000	101,202
4.30%, 02/15/29 (a)	100,000	99,536
4.90%, 09/01/29 (a)	100,000	101,327
3.10%, 11/15/29 (a)	100,000	94,880
3.30%, 07/01/30 (a)	150,000	141,743
2.25%, 01/15/31 (a)	200,000	177,254
2.10%, 04/01/31 (a)	200,000	174,532
2.50%, 07/15/31 (a)	150,000	132,906
5.10%, 05/01/33 (a)	150,000	150,582
5.80%, 03/01/34 (a)	200,000	208,906
5.20%, 09/01/34 (a)	100,000	99,902
2.90%, 04/01/41 (a)	250,000	178,962
4.75%, 05/15/47 (a)	100,000	86,584
5.20%, 02/15/49 (a)	50,000	44,706
4.00%, 11/15/49 (a)	75,000	55,895
4.15%, 07/01/50 (a)	50,000	38,254
3.25%, 01/15/51 (a)	200,000	130,922
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	710,058
9.25%, 06/01/32	150,000	187,914
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	87,881
2.95%, 02/15/51 (a)	125,000	78,033
Fox Corp.
4.71%, 01/25/29 (a)	400,000	404,776
3.50%, 04/08/30 (a)	100,000	96,718
6.50%, 10/13/33 (a)	200,000	217,792
5.48%, 01/25/39 (a)	200,000	197,500
5.58%, 01/25/49 (a)	300,000	282,732
Grupo Televisa SAB
6.63%, 01/15/40	200,000	185,438
6.13%, 01/31/46 (a)	200,000	161,942
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,849
4.75%, 03/30/30 (a)	100,000	100,833
2.40%, 03/01/31 (a)	100,000	89,506
5.38%, 06/15/33 (a)	50,000	50,780
3.38%, 03/01/41 (a)	100,000	73,853
5.40%, 10/01/48 (a)	100,000	91,322
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,460
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	447,475
4.60%, 05/15/28 (a)	250,000	254,870
4.30%, 08/15/29 (a)	200,000	202,680
4.80%, 05/15/30 (a)	200,000	206,512
4.55%, 08/15/31 (a)	200,000	204,054
3.85%, 08/15/32 (a)	600,000	580,056
4.95%, 05/15/33 (a)	300,000	308,229
4.75%, 08/15/34 (a)	400,000	402,032
4.45%, 08/15/52 (a)	500,000	417,120
5.60%, 05/15/53 (a)	500,000	494,495
5.40%, 08/15/54 (a)	600,000	575,958
4.65%, 08/15/62 (a)	250,000	208,630
5.75%, 05/15/63 (a)	300,000	299,304
5.55%, 08/15/64 (a)	500,000	483,485
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	81,986
5.95%, 04/01/41	100,000	103,479
4.45%, 01/15/43	130,000	111,540
Netflix, Inc.
4.38%, 11/15/26	175,000	176,012
4.88%, 04/15/28	275,000	281,328
5.88%, 11/15/28	325,000	343,314
6.38%, 05/15/29	225,000	242,885
4.90%, 08/15/34 (a)	150,000	153,321
5.40%, 08/15/54 (a)	150,000	146,418
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	91,923
4.20%, 06/01/30 (a)	100,000	99,213
2.60%, 08/01/31 (a)	150,000	135,035
5.30%, 11/01/34 (a)	100,000	101,573
Orange SA
9.00%, 03/01/31	475,000	578,935
5.38%, 01/13/42	150,000	147,335
5.50%, 02/06/44 (a)	150,000	148,781
Paramount Global
2.90%, 01/15/27 (a)	150,000	146,745
3.38%, 02/15/28 (a)	150,000	146,367
3.70%, 06/01/28 (a)	100,000	98,152
4.20%, 06/01/29 (a)	100,000	98,622
7.88%, 07/30/30	125,000	141,171
4.95%, 01/15/31 (a)	150,000	149,159
4.20%, 05/19/32 (a)	150,000	139,964
6.88%, 04/30/36	150,000	159,407
5.90%, 10/15/40 (a)	50,000	47,065
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 07/01/42 (a)	75,000	61,161
4.38%, 03/15/43	250,000	190,362
5.85%, 09/01/43 (a)	250,000	225,270
5.25%, 04/01/44 (a)	100,000	82,039
4.90%, 08/15/44 (a)	95,000	76,295
4.60%, 01/15/45 (a)	130,000	100,248
4.95%, 05/19/50 (a)	200,000	156,978
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	150,000	147,398
3.20%, 03/15/27 (a)	250,000	246,085
5.00%, 02/15/29 (a)	200,000	204,190
3.80%, 03/15/32 (a)	400,000	375,412
5.30%, 02/15/34 (a)	200,000	201,542
7.50%, 08/15/38	50,000	57,976
4.50%, 03/15/42 (a)	150,000	128,442
5.45%, 10/01/43 (a)	100,000	94,277
5.00%, 03/15/44 (a)	150,000	135,318
4.30%, 02/15/48 (a)	100,000	80,791
4.35%, 05/01/49 (a)	100,000	80,225
3.70%, 11/15/49 (a)	100,000	73,074
4.55%, 03/15/52 (a)	350,000	282,313
Sprint Capital Corp.
6.88%, 11/15/28	450,000	484,231
8.75%, 03/15/32	375,000	455,182
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,301
4.95%, 03/28/28 (a)	150,000	152,924
5.40%, 06/12/29 (a)	75,000	77,846
4.00%, 04/14/32 (a)	50,000	47,702
5.60%, 06/12/34 (a)	75,000	77,918
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,119
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	299,178
7.05%, 06/20/36	365,000	406,690
4.67%, 03/06/38	150,000	136,154
5.21%, 03/08/47	450,000	396,630
4.90%, 03/06/48	150,000	126,495
5.52%, 03/01/49 (a)	300,000	272,448
Telefonica Europe BV
8.25%, 09/15/30	100,000	115,681
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	148,586
3.40%, 05/13/32 (a)	150,000	137,538
4.60%, 11/16/48 (a)	100,000	83,956
4.30%, 06/15/49 (a)	75,000	58,261
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	233,678
Time Warner Cable LLC
6.55%, 05/01/37	225,000	233,284
7.30%, 07/01/38	300,000	327,303
6.75%, 06/15/39	250,000	260,015
5.88%, 11/15/40 (a)	224,000	214,265
5.50%, 09/01/41 (a)	250,000	226,065
4.50%, 09/15/42 (a)	200,000	158,478
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	525,000	521,708
5.38%, 04/15/27 (a)	150,000	150,000
4.75%, 02/01/28 (a)	300,000	300,684
2.05%, 02/15/28 (a)	300,000	285,624
4.95%, 03/15/28 (a)	150,000	152,817
4.80%, 07/15/28 (a)	150,000	152,811
4.85%, 01/15/29 (a)	200,000	204,062
2.63%, 02/15/29 (a)	150,000	142,205
2.40%, 03/15/29 (a)	100,000	94,037
3.38%, 04/15/29 (a)	400,000	387,704
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/01/29 (a)	150,000	149,994
3.88%, 04/15/30 (a)	1,250,000	1,224,712
2.55%, 02/15/31 (a)	500,000	452,825
2.88%, 02/15/31 (a)	200,000	183,906
3.50%, 04/15/31 (a)	500,000	473,455
2.25%, 11/15/31 (a)	200,000	175,130
2.70%, 03/15/32 (a)	200,000	177,252
5.13%, 05/15/32 (a)	200,000	204,928
5.20%, 01/15/33 (a)	200,000	203,896
5.05%, 07/15/33 (a)	450,000	454,914
6.70%, 12/15/33	100,000	110,762
5.75%, 01/15/34 (a)	175,000	183,697
5.15%, 04/15/34 (a)	250,000	252,985
4.70%, 01/15/35 (a)	200,000	193,950
5.30%, 05/15/35 (a)	200,000	202,018
4.38%, 04/15/40 (a)	350,000	311,034
3.00%, 02/15/41 (a)	450,000	329,026
4.50%, 04/15/50 (a)	550,000	449,564
3.30%, 02/15/51 (a)	550,000	361,515
3.40%, 10/15/52 (a)	500,000	331,185
5.65%, 01/15/53 (a)	300,000	287,352
5.75%, 01/15/54 (a)	200,000	194,002
6.00%, 06/15/54 (a)	175,000	176,111
5.50%, 01/15/55 (a)	150,000	140,405
5.25%, 06/15/55 (a)	100,000	90,049
5.88%, 11/15/55 (a)	200,000	197,414
3.60%, 11/15/60 (a)	300,000	196,323
5.80%, 09/15/62 (a)	150,000	145,622
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	200,000	197,060
7.00%, 03/01/32	100,000	114,114
4.38%, 08/16/41	100,000	88,156
4.13%, 12/01/41	150,000	128,658
4.13%, 06/01/44	50,000	41,734
3.00%, 07/30/46	100,000	67,790
Verizon Communications, Inc.
4.13%, 03/16/27	300,000	300,387
2.10%, 03/22/28 (a)	400,000	380,800
4.33%, 09/21/28	400,000	402,832
3.88%, 02/08/29 (a)	200,000	198,620
4.02%, 12/03/29 (a)	700,000	694,533
3.15%, 03/22/30 (a)	250,000	238,755
1.50%, 09/18/30 (a)	250,000	217,992
1.68%, 10/30/30 (a)	192,000	168,515
1.75%, 01/20/31 (a)	400,000	349,028
2.55%, 03/21/31 (a)	700,000	634,977
2.36%, 03/15/32 (a)	913,000	792,840
5.05%, 05/09/33 (a)	175,000	178,052
4.50%, 08/10/33	400,000	390,964
6.40%, 09/15/33	100,000	110,073
4.40%, 11/01/34 (a)	330,000	315,041
4.78%, 02/15/35 (a)	430,000	419,413
5.25%, 04/02/35 (a)	400,000	403,480
5.85%, 09/15/35	75,000	79,378
4.27%, 01/15/36	205,000	190,644
5.25%, 03/16/37	200,000	200,462
5.40%, 07/02/37 (a)(d)	414,000	416,074
4.81%, 03/15/39	200,000	187,774
2.65%, 11/20/40 (a)	575,000	408,238
3.40%, 03/22/41 (a)	725,000	561,048
2.85%, 09/03/41 (a)	250,000	177,955
4.75%, 11/01/41	75,000	67,764
3.85%, 11/01/42 (a)	100,000	79,567
6.55%, 09/15/43	175,000	192,089
4.13%, 08/15/46	200,000	160,078
4.86%, 08/21/46	400,000	356,164
5.50%, 03/16/47	100,000	96,688
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.52%, 09/15/48	250,000	209,535
5.01%, 04/15/49	100,000	90,400
4.00%, 03/22/50 (a)	275,000	210,933
2.88%, 11/20/50 (a)	500,000	309,045
3.55%, 03/22/51 (a)	325,000	230,873
3.88%, 03/01/52 (a)	150,000	111,149
5.50%, 02/23/54 (a)	200,000	191,864
5.01%, 08/21/54	175,000	155,512
4.67%, 03/15/55	120,000	100,969
2.99%, 10/30/56 (a)	650,000	387,159
3.00%, 11/20/60 (a)	350,000	204,697
3.70%, 03/22/61 (a)	625,000	427,906
Vodafone Group PLC
7.88%, 02/15/30	150,000	171,600
6.25%, 11/30/32	100,000	108,268
6.15%, 02/27/37	150,000	161,742
5.00%, 05/30/38	100,000	97,368
5.25%, 05/30/48	275,000	253,924
4.88%, 06/19/49	250,000	217,090
5.63%, 02/10/53 (a)	150,000	141,591
5.75%, 06/28/54 (a)	450,000	430,209
5.75%, 02/10/63 (a)	100,000	94,150
5.88%, 06/28/64 (a)	225,000	216,583
Walt Disney Co.
3.38%, 11/15/26 (a)	50,000	49,683
3.70%, 03/23/27	100,000	99,685
2.20%, 01/13/28	200,000	192,618
2.00%, 09/01/29 (a)	350,000	324,285
3.80%, 03/22/30	200,000	197,896
2.65%, 01/13/31	450,000	418,351
6.55%, 03/15/33	100,000	113,271
6.20%, 12/15/34	150,000	168,102
6.40%, 12/15/35	130,000	146,715
6.15%, 03/01/37	50,000	54,938
6.65%, 11/15/37	200,000	229,586
4.63%, 03/23/40 (a)	100,000	95,378
3.50%, 05/13/40 (a)	350,000	289,460
6.15%, 02/15/41	100,000	108,086
5.40%, 10/01/43	50,000	49,825
4.75%, 09/15/44 (a)	150,000	136,041
4.95%, 10/15/45 (a)	100,000	92,832
7.75%, 12/01/45	75,000	95,369
4.75%, 11/15/46 (a)	100,000	89,737
2.75%, 09/01/49 (a)	350,000	218,529
4.70%, 03/23/50 (a)	300,000	265,965
3.60%, 01/13/51 (a)	550,000	403,865
3.80%, 05/13/60 (a)	250,000	181,907
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	189,288
		92,070,243
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	296,124
4.88%, 05/26/30 (a)(d)	250,000	257,552
2.13%, 02/09/31 (a)	200,000	179,900
4.50%, 11/28/34 (a)	200,000	196,494
5.25%, 05/26/35 (a)(d)	250,000	258,717
4.00%, 12/06/37 (a)	200,000	182,626
4.20%, 12/06/47 (a)	200,000	165,954
3.15%, 02/09/51 (a)	300,000	202,368
5.63%, 11/26/54 (a)(d)	200,000	201,814
4.40%, 12/06/57 (a)	200,000	165,242
3.25%, 02/09/61 (a)	200,000	128,412
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amazon.com, Inc.
3.30%, 04/13/27 (a)	100,000	99,188
1.20%, 06/03/27 (a)	200,000	191,374
3.15%, 08/22/27 (a)	675,000	666,650
4.55%, 12/01/27 (a)	350,000	355,162
1.65%, 05/12/28 (a)	400,000	378,132
3.45%, 04/13/29 (a)	250,000	246,435
4.65%, 12/01/29 (a)	350,000	359,401
1.50%, 06/03/30 (a)	250,000	223,345
2.10%, 05/12/31 (a)	525,000	470,956
3.60%, 04/13/32 (a)	450,000	433,206
4.70%, 12/01/32 (a)	400,000	409,204
4.80%, 12/05/34 (a)	125,000	128,196
3.88%, 08/22/37 (a)	500,000	454,705
2.88%, 05/12/41 (a)	425,000	318,814
4.95%, 12/05/44 (a)	180,000	174,123
4.05%, 08/22/47 (a)	650,000	536,061
2.50%, 06/03/50 (a)	475,000	283,052
3.10%, 05/12/51 (a)	650,000	436,689
3.95%, 04/13/52 (a)	450,000	352,791
4.25%, 08/22/57 (a)	400,000	325,180
2.70%, 06/03/60 (a)	375,000	214,346
3.25%, 05/12/61 (a)	275,000	177,584
4.10%, 04/13/62 (a)	275,000	213,961
American Honda Finance Corp.
2.30%, 09/09/26	50,000	49,053
2.35%, 01/08/27	50,000	48,848
4.90%, 03/12/27	150,000	151,594
4.55%, 07/09/27	160,000	161,272
4.90%, 07/09/27	150,000	152,073
4.45%, 10/22/27	150,000	151,112
4.70%, 01/12/28	100,000	101,373
3.50%, 02/15/28	100,000	98,696
4.55%, 03/03/28	125,000	126,259
2.00%, 03/24/28	250,000	237,130
5.13%, 07/07/28	200,000	205,378
5.65%, 11/15/28	150,000	156,571
4.90%, 03/13/29	150,000	153,339
4.40%, 09/05/29	150,000	150,884
4.60%, 04/17/30	200,000	202,110
5.85%, 10/04/30	100,000	106,503
5.05%, 07/10/31	150,000	154,086
4.85%, 10/23/31	125,000	126,768
5.15%, 07/09/32	140,000	142,801
4.90%, 01/10/34	150,000	149,808
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	99,648
3.25%, 03/01/32 (a)	200,000	181,398
5.15%, 09/13/34 (a)	200,000	195,590
3.10%, 12/01/51 (a)	250,000	150,803
4.15%, 05/01/52 (a)	200,000	144,738
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,034
1.95%, 08/01/28 (a)	75,000	70,211
4.75%, 06/01/30 (a)	100,000	100,470
2.40%, 08/01/31 (a)	100,000	87,203
3.85%, 03/01/32 (a)	150,000	139,626
5.89%, 03/15/35 (a)	100,000	102,336
AutoZone, Inc.
3.75%, 06/01/27 (a)	50,000	49,656
4.50%, 02/01/28 (a)	100,000	101,084
6.25%, 11/01/28 (a)	75,000	79,668
3.75%, 04/18/29 (a)	150,000	147,590
5.10%, 07/15/29 (a)	100,000	103,029
4.00%, 04/15/30 (a)	150,000	147,978
1.65%, 01/15/31 (a)	150,000	130,026
4.75%, 08/01/32 (a)	150,000	150,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/01/33 (a)	100,000	99,444
5.20%, 08/01/33 (a)	75,000	76,518
6.55%, 11/01/33 (a)	100,000	110,842
5.40%, 07/15/34 (a)	125,000	128,794
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	100,771
1.95%, 10/01/30 (a)	150,000	133,344
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	144,102
5.38%, 09/15/32 (a)	100,000	100,650
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	100,000	98,882
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	194,750
4.95%, 08/15/29 (a)	75,000	76,572
5.40%, 08/15/34 (a)	100,000	101,796
4.38%, 03/15/45 (a)	100,000	83,211
California Endowment
2.50%, 04/01/51 (a)	50,000	28,772
CBRE Services, Inc.
5.50%, 04/01/29 (a)	100,000	103,757
2.50%, 04/01/31 (a)	100,000	90,129
5.95%, 08/15/34 (a)	150,000	159,123
5.50%, 06/15/35 (a)	100,000	102,132
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	95,655
3.70%, 01/15/31 (a)	100,000	93,685
5.85%, 08/01/34 (a)	100,000	101,239
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	296,136
1.38%, 06/20/27 (a)	250,000	239,507
1.60%, 04/20/30 (a)	100,000	90,046
1.75%, 04/20/32 (a)	200,000	171,866
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	100,845
4.90%, 02/20/29 (a)	100,000	102,793
1.50%, 09/01/30 (a)	150,000	132,542
4.70%, 02/15/31 (a)	100,000	101,570
5.15%, 02/20/34 (a)	150,000	153,786
5.30%, 05/09/35 (a)	200,000	204,424
4.88%, 10/01/43 (a)	50,000	47,110
2.60%, 09/01/50 (a)	150,000	88,761
5.45%, 02/20/54 (a)	150,000	145,259
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	99,360
4.35%, 10/15/27 (a)	75,000	75,353
6.30%, 10/10/33 (a)	100,000	107,559
4.55%, 02/15/48 (a)	50,000	40,946
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	90,923
4.10%, 01/15/52 (a)	100,000	71,122
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	99,473
4.63%, 11/01/27 (a)	100,000	100,778
4.13%, 05/01/28 (a)	100,000	99,660
5.20%, 07/05/28 (a)	100,000	102,512
3.50%, 04/03/30 (a)	200,000	192,258
5.00%, 11/01/32 (a)	150,000	151,275
5.45%, 07/05/33 (a)	200,000	206,548
4.13%, 04/03/50 (a)	100,000	76,286
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	249,447
2.65%, 12/01/31 (a)	100,000	89,239
3.38%, 12/01/51 (a)	100,000	64,216
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DR Horton, Inc.
1.30%, 10/15/26 (a)	100,000	96,947
1.40%, 10/15/27 (a)	75,000	71,062
4.85%, 10/15/30 (a)	100,000	102,199
5.00%, 10/15/34 (a)	125,000	125,021
5.50%, 10/15/35 (a)	125,000	128,210
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	148,853
2.70%, 03/11/30 (a)	200,000	187,120
2.60%, 05/10/31 (a)	150,000	136,364
6.30%, 11/22/32 (a)	150,000	164,610
4.00%, 07/15/42 (a)	150,000	123,188
3.65%, 05/10/51 (a)	100,000	72,445
Expedia Group, Inc.
4.63%, 08/01/27 (a)	100,000	100,644
3.80%, 02/15/28 (a)	200,000	198,136
3.25%, 02/15/30 (a)	200,000	190,796
2.95%, 03/15/31 (a)	150,000	138,618
5.40%, 02/15/35 (a)	175,000	177,786
Ford Foundation
2.42%, 06/01/50 (a)	125,000	73,510
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	243,824
6.63%, 10/01/28	75,000	79,073
9.63%, 04/22/30 (a)	100,000	116,542
7.45%, 07/16/31	175,000	192,720
3.25%, 02/12/32 (a)	500,000	428,800
6.10%, 08/19/32 (a)	300,000	303,357
4.75%, 01/15/43	400,000	310,028
7.40%, 11/01/46	50,000	52,624
5.29%, 12/08/46 (a)	200,000	162,906
Ford Motor Credit Co. LLC
5.13%, 11/05/26	200,000	200,382
4.27%, 01/09/27 (a)	200,000	198,124
5.80%, 03/05/27 (a)	200,000	201,720
5.85%, 05/17/27 (a)	250,000	252,682
4.95%, 05/28/27 (a)	245,000	244,456
4.13%, 08/17/27 (a)	200,000	196,318
3.82%, 11/02/27 (a)	200,000	194,782
7.35%, 11/04/27 (a)	250,000	260,337
2.90%, 02/16/28 (a)	200,000	189,682
5.92%, 03/20/28 (a)	200,000	203,122
6.80%, 05/12/28 (a)	250,000	259,662
6.80%, 11/07/28 (a)	225,000	234,301
2.90%, 02/10/29 (a)	200,000	184,344
5.80%, 03/08/29 (a)	300,000	303,513
5.11%, 05/03/29 (a)	225,000	221,956
5.30%, 09/06/29 (a)	200,000	198,668
5.88%, 11/07/29 (a)	200,000	202,306
7.35%, 03/06/30 (a)	200,000	213,048
7.20%, 06/10/30 (a)	200,000	212,608
4.00%, 11/13/30 (a)	225,000	209,218
6.05%, 03/05/31 (a)	200,000	203,388
3.63%, 06/17/31 (a)	200,000	180,156
6.05%, 11/05/31 (a)	200,000	202,536
6.53%, 03/19/32 (a)	200,000	205,726
7.12%, 11/07/33 (a)	225,000	235,552
6.13%, 03/08/34 (a)	200,000	196,850
6.50%, 02/07/35 (a)	200,000	201,646
General Motors Co.
4.20%, 10/01/27 (a)	150,000	149,612
6.80%, 10/01/27 (a)	200,000	208,798
5.35%, 04/15/28 (a)	100,000	102,272
5.00%, 10/01/28 (a)	150,000	152,527
5.40%, 10/15/29 (a)	200,000	206,376
5.63%, 04/15/30 (a)	100,000	103,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 10/15/32 (a)	200,000	205,590
5.00%, 04/01/35	175,000	167,328
6.25%, 04/15/35 (a)	100,000	103,827
6.60%, 04/01/36 (a)	200,000	212,310
5.15%, 04/01/38 (a)	175,000	163,772
6.25%, 10/02/43	250,000	247,025
5.20%, 04/01/45	250,000	218,017
6.75%, 04/01/46 (a)	125,000	129,559
5.40%, 04/01/48 (a)	150,000	132,164
5.95%, 04/01/49 (a)	200,000	188,134
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	100,000	99,558
4.35%, 01/17/27 (a)	200,000	199,856
2.35%, 02/26/27 (a)	150,000	145,794
5.00%, 04/09/27 (a)	300,000	302,673
5.40%, 05/08/27	250,000	254,210
5.35%, 07/15/27	175,000	178,223
2.70%, 08/20/27 (a)	200,000	194,234
3.85%, 01/05/28 (a)	150,000	148,278
6.00%, 01/09/28 (a)	200,000	207,314
5.05%, 04/04/28	250,000	254,110
2.40%, 04/10/28 (a)	175,000	166,735
5.80%, 06/23/28 (a)	300,000	310,707
2.40%, 10/15/28 (a)	250,000	235,895
5.80%, 01/07/29 (a)	250,000	259,647
5.65%, 01/17/29 (a)	100,000	103,150
4.30%, 04/06/29 (a)	250,000	247,525
5.55%, 07/15/29 (a)	200,000	206,224
4.90%, 10/06/29 (a)	200,000	201,630
5.35%, 01/07/30 (a)	200,000	204,732
5.85%, 04/06/30 (a)	200,000	209,052
3.60%, 06/21/30 (a)	200,000	190,082
2.35%, 01/08/31 (a)	200,000	176,276
5.75%, 02/08/31 (a)	200,000	207,628
2.70%, 06/10/31 (a)	200,000	177,568
5.60%, 06/18/31 (a)	150,000	154,867
3.10%, 01/12/32 (a)	250,000	222,542
5.63%, 04/04/32 (a)	150,000	153,553
6.40%, 01/09/33 (a)	200,000	212,108
6.10%, 01/07/34 (a)	250,000	259,540
5.95%, 04/04/34 (a)	200,000	205,214
5.45%, 09/06/34 (a)	150,000	148,631
5.90%, 01/07/35 (a)	200,000	203,264
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,844
4.95%, 08/15/29 (a)	150,000	153,139
1.88%, 11/01/30 (a)	125,000	109,851
2.75%, 02/01/32 (a)	75,000	66,282
6.88%, 11/01/33 (a)	25,000	28,079
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	102,974
5.30%, 01/15/29 (a)	100,000	101,945
4.00%, 01/15/30 (a)	100,000	96,720
4.00%, 01/15/31 (a)	200,000	191,030
3.25%, 01/15/32 (a)	100,000	89,285
5.25%, 02/15/33 (a)	100,000	99,898
6.75%, 12/01/33 (a)	75,000	80,672
5.63%, 09/15/34 (a)	150,000	150,747
5.75%, 11/01/37 (a)	150,000	147,686
6.25%, 09/15/54 (a)	75,000	73,512
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	59,675
Home Depot, Inc.
2.13%, 09/15/26 (a)	200,000	196,260
4.95%, 09/30/26 (a)	150,000	151,418
2.50%, 04/15/27 (a)	200,000	195,690
2.88%, 04/15/27 (a)	150,000	147,596
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 06/25/27 (a)	150,000	152,526
2.80%, 09/14/27 (a)	150,000	146,837
0.90%, 03/15/28 (a)	75,000	69,738
1.50%, 09/15/28 (a)	150,000	139,934
3.90%, 12/06/28 (a)	100,000	100,202
4.90%, 04/15/29 (a)	150,000	154,633
2.95%, 06/15/29 (a)	350,000	337,561
4.75%, 06/25/29 (a)	200,000	204,916
2.70%, 04/15/30 (a)	275,000	258,725
1.38%, 03/15/31 (a)	250,000	214,875
4.85%, 06/25/31 (a)	225,000	232,297
1.88%, 09/15/31 (a)	250,000	217,862
3.25%, 04/15/32 (a)	250,000	232,842
4.50%, 09/15/32 (a)	200,000	201,996
4.95%, 06/25/34 (a)	300,000	305,157
5.88%, 12/16/36	280,000	302,142
3.30%, 04/15/40 (a)	200,000	160,622
5.40%, 09/15/40 (a)	100,000	101,594
5.95%, 04/01/41 (a)	200,000	211,424
4.20%, 04/01/43 (a)	205,000	174,844
4.88%, 02/15/44 (a)	195,000	180,406
4.40%, 03/15/45 (a)	150,000	129,156
4.25%, 04/01/46 (a)	250,000	209,995
3.90%, 06/15/47 (a)	200,000	157,464
4.50%, 12/06/48 (a)	300,000	256,758
3.13%, 12/15/49 (a)	200,000	134,604
3.35%, 04/15/50 (a)	250,000	174,202
2.38%, 03/15/51 (a)	250,000	140,635
2.75%, 09/15/51 (a)	150,000	91,194
3.63%, 04/15/52 (a)	300,000	217,614
4.95%, 09/15/52 (a)	100,000	90,503
5.30%, 06/25/54 (a)	250,000	237,940
3.50%, 09/15/56 (a)	200,000	138,024
5.40%, 06/25/64 (a)	150,000	142,952
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	195,310
4.44%, 07/08/28 (a)	200,000	201,250
4.69%, 07/08/30 (a)	250,000	252,472
2.97%, 03/10/32 (a)	150,000	135,606
5.34%, 07/08/35 (a)	200,000	201,286
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,846
4.38%, 09/15/28 (a)	150,000	150,185
5.25%, 06/30/29 (a)	100,000	102,687
5.75%, 04/23/30 (a)(f)	100,000	104,012
5.38%, 12/15/31 (a)	100,000	102,484
5.50%, 06/30/34 (a)	100,000	100,980
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	193,814
4.13%, 01/14/50 (a)	200,000	160,390
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	107,564
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	150,000	153,073
5.63%, 06/15/28 (a)	200,000	204,778
3.90%, 08/08/29 (a)	150,000	144,809
6.00%, 08/15/29 (a)	100,000	103,895
6.20%, 08/15/34 (a)	100,000	103,566
Lear Corp.
3.80%, 09/15/27 (a)	50,000	49,541
4.25%, 05/15/29 (a)	50,000	49,664
3.50%, 05/30/30 (a)	50,000	47,753
2.60%, 01/15/32 (a)	100,000	87,275
5.25%, 05/15/49 (a)	100,000	87,940
3.55%, 01/15/52 (a)	100,000	65,422
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	252,032
5.20%, 07/30/30 (a)	100,000	103,283
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	154,972
6.25%, 06/15/33 (a)	150,000	158,683
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	200,000	197,734
3.10%, 05/03/27 (a)	250,000	246,025
1.30%, 04/15/28 (a)	150,000	140,037
1.70%, 09/15/28 (a)	100,000	93,261
6.50%, 03/15/29	75,000	81,047
3.65%, 04/05/29 (a)	300,000	294,765
4.50%, 04/15/30 (a)	200,000	202,712
1.70%, 10/15/30 (a)	250,000	219,970
2.63%, 04/01/31 (a)	250,000	227,860
3.75%, 04/01/32 (a)	300,000	284,988
5.00%, 04/15/33 (a)	200,000	203,374
5.15%, 07/01/33 (a)	150,000	153,811
5.50%, 10/15/35	75,000	77,462
5.00%, 04/15/40 (a)	100,000	95,423
2.80%, 09/15/41 (a)	200,000	140,514
4.65%, 04/15/42 (a)	95,000	84,222
4.38%, 09/15/45 (a)	100,000	82,504
3.70%, 04/15/46 (a)	225,000	167,319
4.05%, 05/03/47 (a)	250,000	194,310
4.55%, 04/05/49 (a)	100,000	82,155
5.13%, 04/15/50 (a)	100,000	88,722
3.00%, 10/15/50 (a)	300,000	186,072
3.50%, 04/01/51 (a)	50,000	34,050
4.25%, 04/01/52 (a)	300,000	232,239
5.63%, 04/15/53 (a)	200,000	191,014
5.75%, 07/01/53 (a)	75,000	72,982
4.45%, 04/01/62 (a)	250,000	191,955
5.80%, 09/15/62 (a)	200,000	192,688
5.85%, 04/01/63 (a)	100,000	97,051
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	184,198
5.50%, 03/21/33 (a)	100,000	103,194
5.88%, 06/01/35 (a)	100,000	104,108
Marriott International, Inc.
5.45%, 09/15/26 (a)	100,000	101,204
4.20%, 07/15/27	120,000	120,197
5.00%, 10/15/27 (a)	150,000	152,508
4.00%, 04/15/28 (a)	100,000	99,663
5.55%, 10/15/28 (a)	125,000	129,885
4.90%, 04/15/29 (a)	150,000	153,015
4.88%, 05/15/29 (a)	100,000	101,909
4.80%, 03/15/30 (a)	100,000	101,722
4.63%, 06/15/30 (a)	200,000	201,618
2.85%, 04/15/31 (a)	200,000	183,596
4.50%, 10/15/31 (a)	150,000	148,845
3.50%, 10/15/32 (a)	250,000	229,385
2.75%, 10/15/33 (a)	100,000	85,726
5.30%, 05/15/34 (a)	200,000	203,038
5.35%, 03/15/35 (a)	175,000	176,661
5.25%, 10/15/35 (a)	180,000	178,906
5.50%, 04/15/37 (a)	275,000	275,913
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	198,326
3.50%, 07/01/27 (a)	200,000	198,318
3.80%, 04/01/28 (a)	175,000	174,305
4.80%, 08/14/28 (a)	100,000	102,236
5.00%, 05/17/29 (a)	150,000	154,660
2.63%, 09/01/29 (a)	100,000	94,747
2.13%, 03/01/30 (a)	150,000	137,441
3.60%, 07/01/30 (a)	150,000	146,382
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/12/31 (a)	100,000	100,376
4.60%, 09/09/32 (a)	150,000	151,479
4.95%, 08/14/33 (a)	125,000	128,193
5.20%, 05/17/34 (a)	150,000	155,053
4.70%, 12/09/35 (a)	100,000	98,425
5.00%, 02/13/36 (a)	150,000	150,212
6.30%, 10/15/37	150,000	165,570
6.30%, 03/01/38	100,000	109,655
5.70%, 02/01/39	75,000	78,441
4.88%, 07/15/40	100,000	95,028
3.70%, 02/15/42	100,000	79,842
3.63%, 05/01/43	75,000	58,490
4.60%, 05/26/45 (a)	100,000	87,689
4.88%, 12/09/45 (a)	320,000	289,661
4.45%, 03/01/47 (a)	175,000	147,977
4.45%, 09/01/48 (a)	200,000	167,674
3.63%, 09/01/49 (a)	350,000	254,201
4.20%, 04/01/50 (a)	100,000	79,697
5.15%, 09/09/52 (a)	150,000	137,921
5.45%, 08/14/53 (a)	150,000	144,059
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	96,180
2.50%, 01/15/31 (a)	150,000	133,067
6.00%, 01/15/43 (a)	75,000	68,764
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	298,970
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,540
5.65%, 03/15/35 (a)	100,000	101,072
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	57,974
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	98,217
2.75%, 03/27/27 (a)	200,000	196,434
2.85%, 03/27/30 (a)	350,000	332,391
3.25%, 03/27/40 (a)	300,000	238,875
3.88%, 11/01/45 (a)	150,000	119,229
3.38%, 11/01/46 (a)	130,000	94,532
3.38%, 03/27/50 (a)	200,000	140,774
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	189,020
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,578
3.60%, 09/01/27 (a)	150,000	148,586
4.35%, 06/01/28 (a)	100,000	100,479
4.20%, 04/01/30 (a)	100,000	99,770
1.75%, 03/15/31 (a)	150,000	130,388
4.70%, 06/15/32 (a)	150,000	150,273
5.00%, 08/19/34 (a)	75,000	75,076
PACCAR Financial Corp.
5.20%, 11/09/26	100,000	101,487
4.50%, 11/25/26	150,000	151,122
2.00%, 02/04/27	100,000	97,354
5.00%, 05/13/27	100,000	101,772
4.25%, 06/23/27	70,000	70,445
4.45%, 08/06/27	100,000	101,226
4.55%, 03/03/28	100,000	101,644
4.00%, 08/08/28	120,000	120,330
4.60%, 01/31/29	150,000	153,108
4.00%, 09/26/29	100,000	100,111
4.55%, 05/08/30	100,000	101,995
5.00%, 03/22/34	100,000	102,342
PulteGroup, Inc.
7.88%, 06/15/32	100,000	117,924
6.38%, 05/15/33	100,000	108,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PVH Corp.
5.50%, 06/13/30 (a)	90,000	91,778
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	141,626
5.00%, 06/15/32 (a)	90,000	91,928
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	89,100
Rollins, Inc.
5.25%, 02/24/35 (a)	110,000	110,759
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	65,240
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,931
3.70%, 03/15/28 (a)	100,000	98,264
Sands China Ltd.
2.30%, 03/08/27 (a)(f)	200,000	193,462
5.40%, 08/08/28 (a)(f)	300,000	305,877
2.85%, 03/08/29 (a)(f)	200,000	187,234
4.38%, 06/18/30 (a)(f)	200,000	195,312
Starbucks Corp.
4.85%, 02/08/27 (a)	200,000	202,136
2.00%, 03/12/27 (a)	100,000	96,921
3.50%, 03/01/28 (a)	150,000	148,233
4.50%, 05/15/28 (a)	100,000	101,090
4.00%, 11/15/28 (a)	150,000	149,775
3.55%, 08/15/29 (a)	200,000	196,334
2.25%, 03/12/30 (a)	100,000	91,843
4.80%, 05/15/30 (a)	100,000	102,111
2.55%, 11/15/30 (a)	195,000	178,909
4.90%, 02/15/31 (a)	100,000	103,009
3.00%, 02/14/32 (a)	200,000	182,740
4.80%, 02/15/33 (a)	100,000	100,852
5.00%, 02/15/34 (a)	100,000	101,197
5.40%, 05/15/35 (a)	100,000	102,419
4.30%, 06/15/45 (a)	75,000	61,415
3.75%, 12/01/47 (a)	150,000	110,387
4.50%, 11/15/48 (a)	150,000	124,550
4.45%, 08/15/49 (a)	150,000	122,526
3.35%, 03/12/50 (a)	100,000	67,060
3.50%, 11/15/50 (a)	200,000	137,472
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	99,623
5.10%, 03/11/30 (a)	150,000	153,322
3.05%, 03/15/32 (a)	75,000	67,258
5.50%, 03/11/35 (a)	150,000	151,530
Target Corp.
1.95%, 01/15/27 (a)	150,000	146,124
4.35%, 06/15/28 (a)	90,000	90,959
3.38%, 04/15/29 (a)	150,000	146,909
2.35%, 02/15/30 (a)	250,000	232,747
2.65%, 09/15/30 (a)	150,000	140,028
4.50%, 09/15/32 (a)	200,000	200,294
6.35%, 11/01/32	100,000	111,135
4.40%, 01/15/33 (a)	100,000	99,292
4.50%, 09/15/34 (a)	150,000	146,748
5.00%, 04/15/35 (a)	100,000	100,381
5.25%, 02/15/36 (a)	90,000	91,784
6.50%, 10/15/37	100,000	112,861
7.00%, 01/15/38	100,000	117,185
4.00%, 07/01/42	75,000	62,909
3.63%, 04/15/46	100,000	75,076
3.90%, 11/15/47 (a)	200,000	155,544
2.95%, 01/15/52 (a)	100,000	62,825
4.80%, 01/15/53 (a)	200,000	175,998
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	196,610
1.15%, 05/15/28 (a)	150,000	139,605
3.88%, 04/15/30 (a)	100,000	99,279
1.60%, 05/15/31 (a)	100,000	87,367
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,697
4.35%, 02/15/28 (a)	200,000	200,596
5.60%, 06/15/35 (a)	90,000	91,427
Toyota Motor Corp.
5.12%, 07/13/28 (a)	100,000	103,177
3.67%, 07/20/28	150,000	149,826
2.76%, 07/02/29	150,000	143,265
4.45%, 06/30/30 (a)	100,000	101,071
2.36%, 03/25/31 (a)	100,000	90,691
5.12%, 07/13/33 (a)	100,000	103,601
5.05%, 06/30/35 (a)	100,000	101,211
Toyota Motor Credit Corp.
5.40%, 11/20/26	200,000	203,280
4.60%, 01/08/27	100,000	100,850
3.20%, 01/11/27	150,000	148,500
1.90%, 01/13/27	150,000	145,913
5.00%, 03/19/27	150,000	152,209
3.05%, 03/22/27	100,000	98,600
4.50%, 05/14/27	200,000	201,758
1.15%, 08/13/27	100,000	94,842
4.55%, 09/20/27	200,000	202,280
4.35%, 10/08/27	200,000	201,552
5.45%, 11/10/27	100,000	103,063
4.63%, 01/12/28	150,000	152,239
1.90%, 04/06/28	150,000	142,676
5.25%, 09/11/28	100,000	103,606
4.65%, 01/05/29	160,000	162,997
3.65%, 01/08/29	150,000	148,340
5.05%, 05/16/29	150,000	154,912
4.45%, 06/29/29	200,000	202,530
4.55%, 08/09/29	175,000	177,798
4.95%, 01/09/30	100,000	103,089
2.15%, 02/13/30	100,000	91,891
3.38%, 04/01/30	200,000	193,432
4.80%, 05/15/30	100,000	102,375
4.55%, 05/17/30	150,000	152,184
5.55%, 11/20/30	200,000	211,906
1.65%, 01/10/31	100,000	87,444
5.10%, 03/21/31	100,000	103,766
1.90%, 09/12/31	100,000	87,072
4.60%, 10/10/31	150,000	151,532
2.40%, 01/13/32	75,000	66,446
4.70%, 01/12/33	100,000	100,741
4.80%, 01/05/34	100,000	100,856
5.35%, 01/09/35	150,000	155,289
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	109,684
5.25%, 05/15/33 (a)	150,000	153,939
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	225,799
4.80%, 09/15/34 (a)	275,000	272,071
5.35%, 09/15/54 (a)	200,000	187,658
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	252,145
4.95%, 02/15/30 (a)	200,000	202,382
5.13%, 11/15/31 (a)	150,000	151,732
5.13%, 05/15/32 (a)	200,000	200,638
5.75%, 04/01/34 (a)	100,000	102,974
5.63%, 04/01/35 (a)	150,000	151,759
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 05/15/52 (a)	150,000	137,084
6.13%, 04/01/54 (a)	100,000	97,321
Walmart, Inc.
1.05%, 09/17/26 (a)	200,000	194,210
5.88%, 04/05/27	75,000	77,476
4.10%, 04/28/27	125,000	125,624
3.95%, 09/09/27 (a)	200,000	200,688
3.90%, 04/15/28 (a)	125,000	125,499
3.70%, 06/26/28 (a)	300,000	299,700
1.50%, 09/22/28 (a)	200,000	186,988
3.25%, 07/08/29 (a)	150,000	146,843
2.38%, 09/24/29 (a)	100,000	94,469
7.55%, 02/15/30	100,000	114,525
4.00%, 04/15/30 (a)	100,000	100,702
4.35%, 04/28/30 (a)	175,000	177,599
1.80%, 09/22/31 (a)	350,000	308,017
4.15%, 09/09/32 (a)	200,000	198,472
4.10%, 04/15/33 (a)	250,000	245,642
4.90%, 04/28/35 (a)	275,000	279,543
5.25%, 09/01/35	250,000	261,522
6.50%, 08/15/37	150,000	171,996
6.20%, 04/15/38	175,000	196,595
3.95%, 06/28/38 (a)	100,000	91,592
5.63%, 04/01/40	100,000	106,570
5.00%, 10/25/40	50,000	50,146
5.63%, 04/15/41	100,000	104,557
2.50%, 09/22/41 (a)	200,000	140,892
4.30%, 04/22/44 (a)	100,000	87,663
3.63%, 12/15/47 (a)	50,000	38,349
4.05%, 06/29/48 (a)	250,000	204,997
2.95%, 09/24/49 (a)	150,000	100,310
2.65%, 09/22/51 (a)	250,000	153,735
4.50%, 09/09/52 (a)	200,000	173,314
4.50%, 04/15/53 (a)	250,000	216,935
		88,803,919
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.75%, 11/30/26 (a)	200,000	199,702
1.15%, 01/30/28 (a)	50,000	47,014
1.40%, 06/30/30 (a)	150,000	133,451
4.75%, 11/30/36 (a)	300,000	298,404
6.15%, 11/30/37	150,000	167,182
6.00%, 04/01/39	100,000	109,971
5.30%, 05/27/40	100,000	102,333
4.75%, 04/15/43 (a)	100,000	93,903
4.90%, 11/30/46 (a)	576,000	538,646
AbbVie, Inc.
2.95%, 11/21/26 (a)	700,000	691,068
4.80%, 03/15/27 (a)	400,000	404,296
4.65%, 03/15/28 (a)	225,000	228,739
4.25%, 11/14/28 (a)	300,000	302,520
4.80%, 03/15/29 (a)	450,000	460,602
3.20%, 11/21/29 (a)	1,000,000	964,100
4.88%, 03/15/30 (a)	175,000	180,313
4.95%, 03/15/31 (a)	350,000	361,529
5.05%, 03/15/34 (a)	525,000	535,085
4.55%, 03/15/35 (a)	300,000	292,884
5.20%, 03/15/35 (a)	175,000	179,193
4.50%, 05/14/35 (a)	400,000	387,824
4.30%, 05/14/36 (a)	175,000	165,907
4.05%, 11/21/39 (a)	600,000	528,336
4.63%, 10/01/42 (a)	70,000	63,665
4.40%, 11/06/42	475,000	417,819
5.35%, 03/15/44 (a)	150,000	146,993
4.85%, 06/15/44 (a)	200,000	184,040
4.75%, 03/15/45 (a)	161,000	145,465
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 05/14/45 (a)	500,000	448,435
4.45%, 05/14/46 (a)	350,000	301,066
4.88%, 11/14/48 (a)	300,000	271,023
4.25%, 11/21/49 (a)	1,050,000	855,781
5.40%, 03/15/54 (a)	550,000	529,243
5.60%, 03/15/55 (a)	150,000	148,459
5.50%, 03/15/64 (a)	275,000	264,261
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	45,644
Adventist Health System
5.43%, 03/01/32 (a)	75,000	76,610
5.76%, 12/01/34 (a)	50,000	50,486
3.63%, 03/01/49 (a)	100,000	66,921
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,741
4.27%, 08/15/48 (a)	150,000	123,591
3.39%, 10/15/49 (a)	100,000	70,689
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	98,749
4.20%, 09/09/27 (a)	100,000	100,125
2.75%, 09/15/29 (a)	100,000	94,789
2.10%, 06/04/30 (a)	100,000	90,650
2.30%, 03/12/31 (a)	100,000	89,781
4.75%, 09/09/34 (a)	100,000	98,654
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,845
AHS Hospital Corp.
5.02%, 07/01/45	50,000	46,625
2.78%, 07/01/51 (a)	100,000	61,306
Allina Health System
3.89%, 04/15/49 (a)	100,000	76,325
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	98,364
4.88%, 02/04/28 (a)	95,000	96,482
6.20%, 11/01/28 (a)	100,000	105,747
4.80%, 02/14/29 (a)	300,000	304,719
3.40%, 05/06/30 (a)	150,000	143,819
4.50%, 08/06/30 (a)	100,000	99,998
2.45%, 02/04/32 (a)	300,000	261,363
6.88%, 11/01/33 (a)	100,000	111,948
5.63%, 02/06/35 (a)	95,000	97,632
5.25%, 08/06/35 (a)	100,000	99,905
5.80%, 02/14/39 (a)	375,000	382,702
3.40%, 02/04/41 (a)	275,000	206,365
4.25%, 08/09/42	150,000	122,955
4.50%, 05/02/43	100,000	83,745
5.38%, 01/31/44	295,000	281,775
3.88%, 09/16/46 (a)	275,000	204,517
5.95%, 02/14/49 (a)	400,000	398,684
4.45%, 05/06/50 (a)	100,000	79,028
3.70%, 02/04/51 (a)	225,000	155,889
4.00%, 02/04/61 (a)	200,000	141,000
Amgen, Inc.
2.20%, 02/21/27 (a)	300,000	292,047
3.20%, 11/02/27 (a)	150,000	147,248
5.15%, 03/02/28 (a)	700,000	716,198
1.65%, 08/15/28 (a)	200,000	186,810
3.00%, 02/22/29 (a)	150,000	144,359
4.05%, 08/18/29 (a)	200,000	199,102
2.45%, 02/21/30 (a)	200,000	185,132
5.25%, 03/02/30 (a)	500,000	517,880
2.30%, 02/25/31 (a)	175,000	157,201
2.00%, 01/15/32 (a)	200,000	171,896
3.35%, 02/22/32 (a)	200,000	186,586
4.20%, 03/01/33 (a)	125,000	120,831
5.25%, 03/02/33 (a)	800,000	821,344
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 06/01/37	100,000	110,101
6.40%, 02/01/39	50,000	54,257
3.15%, 02/21/40 (a)	250,000	193,742
5.75%, 03/15/40	75,000	77,348
2.80%, 08/15/41 (a)	100,000	72,227
4.95%, 10/01/41	100,000	92,739
5.15%, 11/15/41 (a)	100,000	94,652
5.65%, 06/15/42 (a)	75,000	75,081
5.60%, 03/02/43 (a)	500,000	494,355
4.40%, 05/01/45 (a)	375,000	317,629
4.56%, 06/15/48 (a)	250,000	211,115
3.38%, 02/21/50 (a)	200,000	139,810
4.66%, 06/15/51 (a)	625,000	529,975
3.00%, 01/15/52 (a)	150,000	96,234
4.20%, 02/22/52 (a)	200,000	155,716
4.88%, 03/01/53 (a)	200,000	173,108
5.65%, 03/02/53 (a)	800,000	773,936
2.77%, 09/01/53 (a)	219,000	128,229
4.40%, 02/22/62 (a)	200,000	154,542
5.75%, 03/02/63 (a)	450,000	432,238
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	805,000	785,873
4.90%, 02/01/46 (a)	1,600,000	1,461,296
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	146,763
4.63%, 02/01/44	50,000	44,556
4.90%, 02/01/46 (a)	200,000	182,444
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	500,000	511,175
3.50%, 06/01/30 (a)	300,000	292,128
4.90%, 01/23/31 (a)	100,000	103,560
5.00%, 06/15/34 (a)	200,000	204,518
5.88%, 06/15/35	75,000	81,154
4.38%, 04/15/38 (a)	150,000	141,212
8.20%, 01/15/39	250,000	319,155
5.45%, 01/23/39 (a)	400,000	408,876
8.00%, 11/15/39	150,000	190,794
4.95%, 01/15/42	300,000	282,360
4.60%, 04/15/48 (a)	150,000	132,522
4.44%, 10/06/48 (a)	350,000	295,641
5.55%, 01/23/49 (a)	750,000	737,415
4.75%, 04/15/58 (a)	150,000	129,299
5.80%, 01/23/59 (a)	350,000	353,006
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	192,554
2.90%, 03/01/32 (a)	250,000	227,527
4.50%, 08/15/33 (a)	100,000	98,844
5.38%, 09/15/35	100,000	104,927
4.54%, 03/26/42	100,000	88,832
3.75%, 09/15/47 (a)	50,000	37,953
4.50%, 03/15/49 (a)	100,000	84,601
2.70%, 09/15/51 (a)	100,000	60,330
Ascension Health
2.53%, 11/15/29 (a)	150,000	141,071
3.11%, 11/15/39 (a)	100,000	78,655
3.95%, 11/15/46	150,000	119,448
4.85%, 11/15/53	100,000	88,949
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	200,000	202,444
4.88%, 03/03/28 (a)	200,000	204,584
1.75%, 05/28/28 (a)	250,000	236,570
4.85%, 02/26/29 (a)	200,000	205,418
4.90%, 03/03/30 (a)	150,000	154,915
4.90%, 02/26/31 (a)	200,000	206,848
2.25%, 05/28/31 (a)	150,000	135,629
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/03/33 (a)	50,000	51,128
5.00%, 02/26/34 (a)	300,000	306,807
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	98,800
4.00%, 01/17/29 (a)	150,000	150,121
1.38%, 08/06/30 (a)	250,000	219,552
6.45%, 09/15/37	530,000	598,169
4.00%, 09/18/42	125,000	106,406
4.38%, 11/16/45	100,000	87,196
4.38%, 08/17/48 (a)	150,000	128,993
2.13%, 08/06/50 (a)	50,000	27,541
3.00%, 05/28/51 (a)	200,000	132,886
Banner Health
2.34%, 01/01/30 (a)	100,000	92,691
1.90%, 01/01/31 (a)	100,000	88,736
3.18%, 01/01/50 (a)	100,000	66,950
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	28,754
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	105,273
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	197,754
4.70%, 04/02/27 (a)	150,000	150,903
3.56%, 08/15/27 (a)	400,000	394,776
2.26%, 03/25/28 (a)	275,000	262,006
3.46%, 09/06/29 (a)	100,000	96,867
4.91%, 04/02/30 (a)	175,000	178,307
6.34%, 08/02/30 (a)	200,000	215,976
5.83%, 02/20/31 (a)	150,000	158,715
2.73%, 03/25/31 (a)	250,000	227,620
4.74%, 03/16/32 (a)	175,000	174,634
5.35%, 08/15/32 (a)	175,000	180,248
7.75%, 10/19/32 (a)	100,000	115,931
6.42%, 08/02/33 (a)	100,000	108,987
6.00%, 02/20/34 (a)	175,000	185,873
5.63%, 08/15/35 (a)	175,000	179,623
4.39%, 08/15/37 (a)	450,000	406,111
3.73%, 09/25/40 (a)	75,000	59,754
7.08%, 08/02/43 (a)	150,000	166,242
4.54%, 08/15/47 (a)	375,000	303,829
4.76%, 09/06/49 (a)	175,000	144,193
5.28%, 04/02/50 (a)	100,000	88,547
3.98%, 09/25/50 (a)	75,000	54,251
5.65%, 03/16/52 (a)	125,000	116,223
7.08%, 08/02/53 (a)	200,000	222,220
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	200,868
5.93%, 02/02/29 (a)	200,000	210,206
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	92,880
Baxter International, Inc.
1.92%, 02/01/27 (a)	225,000	217,672
2.27%, 12/01/28 (a)	250,000	234,490
3.95%, 04/01/30 (a)	100,000	98,251
1.73%, 04/01/31 (a)	150,000	128,532
2.54%, 02/01/32 (a)	250,000	217,512
3.50%, 08/15/46 (a)	85,000	59,006
3.13%, 12/01/51 (a)	125,000	76,789
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	75,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	88,689
4.19%, 11/15/45 (a)	100,000	82,641
2.84%, 11/15/50 (a)	200,000	125,922
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	295,866
4.69%, 02/13/28 (a)	150,000	152,011
4.87%, 02/08/29 (a)	100,000	102,032
5.08%, 06/07/29 (a)	100,000	102,881
2.82%, 05/20/30 (a)	150,000	140,426
1.96%, 02/11/31 (a)	200,000	175,942
4.30%, 08/22/32 (a)	100,000	97,679
5.11%, 02/08/34 (a)	100,000	101,293
4.69%, 12/15/44 (a)	150,000	131,241
4.67%, 06/06/47 (a)	200,000	172,588
3.79%, 05/20/50 (a)	150,000	111,248
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	31,784
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	273,150
5.05%, 01/15/31 (a)	100,000	102,774
5.75%, 05/15/35 (a)	100,000	103,262
5.20%, 09/15/45 (a)	200,000	179,440
3.15%, 05/01/50 (a)	300,000	187,203
3.25%, 02/15/51 (a)	167,000	105,435
6.45%, 05/15/55 (a)	100,000	102,090
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	98,565
3.70%, 03/15/32 (a)	150,000	139,787
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	96,913
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	140,081
6.50%, 11/15/35 (g)	100,000	111,516
4.55%, 03/01/39 (a)	75,000	71,008
7.38%, 01/15/40	75,000	90,719
4.70%, 03/01/49 (a)	150,000	133,004
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	200,000	202,592
3.25%, 02/27/27	75,000	74,288
1.13%, 11/13/27 (a)	150,000	141,582
3.90%, 02/20/28 (a)	300,000	299,985
4.90%, 02/22/29 (a)	300,000	308,250
3.40%, 07/26/29 (a)	450,000	438,637
1.45%, 11/13/30 (a)	250,000	218,752
5.75%, 02/01/31 (a)	150,000	160,507
5.10%, 02/22/31 (a)	225,000	234,218
2.95%, 03/15/32 (a)	350,000	319,427
5.90%, 11/15/33 (a)	200,000	215,506
5.20%, 02/22/34 (a)	500,000	513,585
4.13%, 06/15/39 (a)	325,000	289,185
2.35%, 11/13/40 (a)	150,000	103,367
3.55%, 03/15/42 (a)	250,000	197,840
3.25%, 08/01/42	100,000	75,553
5.50%, 02/22/44 (a)	100,000	99,119
4.50%, 03/01/44 (a)	75,000	65,420
4.63%, 05/15/44 (a)	150,000	132,605
5.00%, 08/15/45 (a)	100,000	93,194
4.35%, 11/15/47 (a)	250,000	207,300
4.55%, 02/20/48 (a)	250,000	213,232
4.25%, 10/26/49 (a)	650,000	521,144
2.55%, 11/13/50 (a)	275,000	159,860
3.70%, 03/15/52 (a)	350,000	253,067
6.25%, 11/15/53 (a)	200,000	211,930
5.55%, 02/22/54 (a)	500,000	482,680
3.90%, 03/15/62 (a)	200,000	141,668
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 11/15/63 (a)	200,000	214,008
5.65%, 02/22/64 (a)	250,000	239,792
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	150,970
4.00%, 04/15/38 (a)	150,000	132,899
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	103,647
2.40%, 08/18/31 (a)	150,000	129,780
5.10%, 04/01/52 (a)	75,000	57,386
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	131,363
3.75%, 09/25/27 (a)	150,000	148,965
4.10%, 01/07/28 (a)	75,000	75,001
4.20%, 09/17/29 (a)	150,000	149,379
4.55%, 08/04/30 (a)	190,000	191,062
3.20%, 04/21/31 (a)	170,000	158,573
2.75%, 05/14/31 (a)	150,000	137,160
4.65%, 09/17/34 (a)	150,000	146,162
5.15%, 08/04/35 (a)	190,000	190,598
Campbell's Co.
5.20%, 03/19/27	100,000	101,527
4.15%, 03/15/28 (a)	150,000	149,998
5.20%, 03/21/29 (a)	100,000	102,759
2.38%, 04/24/30 (a)	75,000	68,560
5.40%, 03/21/34 (a)	175,000	177,709
4.75%, 03/23/35 (a)	150,000	143,855
4.80%, 03/15/48 (a)	100,000	86,510
3.13%, 04/24/50 (a)	130,000	83,203
5.25%, 10/13/54 (a)	75,000	67,565
Cardinal Health, Inc.
4.70%, 11/15/26	150,000	151,008
3.41%, 06/15/27 (a)	250,000	246,812
5.13%, 02/15/29 (a)	125,000	128,600
5.00%, 11/15/29 (a)	125,000	128,071
4.50%, 09/15/30 (a)	180,000	180,385
5.45%, 02/15/34 (a)	100,000	102,843
5.35%, 11/15/34 (a)	150,000	152,358
5.15%, 09/15/35 (a)	120,000	119,218
4.50%, 11/15/44 (a)	25,000	20,825
4.90%, 09/15/45 (a)	80,000	70,382
4.37%, 06/15/47 (a)	100,000	80,803
5.75%, 11/15/54 (a)	150,000	144,942
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	33,645
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	98,542
4.63%, 12/15/27 (a)	75,000	75,790
4.85%, 12/15/29 (a)	100,000	102,131
2.80%, 05/15/30 (a)	100,000	93,742
2.70%, 03/15/31 (a)	200,000	183,024
5.13%, 02/15/34 (a)	100,000	101,247
5.15%, 02/15/35 (a)	150,000	151,264
4.25%, 03/01/45 (a)	100,000	81,764
4.30%, 12/15/47 (a)	100,000	80,984
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	87,077
Children's Hospital
2.93%, 07/15/50 (a)	60,000	37,786
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	81,977
2.59%, 02/01/50 (a)	80,000	47,826
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	83,986
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	61,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	98,432
5.60%, 11/15/32 (a)	100,000	105,646
3.95%, 08/01/47 (a)	25,000	19,518
5.00%, 06/15/52 (a)	100,000	90,018
Cigna Group
3.40%, 03/01/27 (a)	142,000	140,513
3.05%, 10/15/27 (a)	145,000	142,051
4.38%, 10/15/28 (a)	735,000	739,028
5.00%, 05/15/29 (a)	200,000	205,466
2.40%, 03/15/30 (a)	250,000	230,337
2.38%, 03/15/31 (a)	250,000	224,340
5.13%, 05/15/31 (a)	100,000	103,561
5.40%, 03/15/33 (a)	150,000	155,506
5.25%, 02/15/34 (a)	225,000	229,572
4.80%, 08/15/38 (a)	405,000	380,437
3.20%, 03/15/40 (a)	150,000	114,374
6.13%, 11/15/41	100,000	103,379
4.80%, 07/15/46 (a)	270,000	234,943
3.88%, 10/15/47 (a)	145,000	108,779
4.90%, 12/15/48 (a)	550,000	478,236
3.40%, 03/15/50 (a)	200,000	134,364
3.40%, 03/15/51 (a)	250,000	167,015
5.60%, 02/15/54 (a)	250,000	236,587
City of Hope
5.62%, 11/15/43	100,000	97,688
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	41,637
Clorox Co.
3.10%, 10/01/27 (a)	150,000	147,204
3.90%, 05/15/28 (a)	100,000	99,608
4.60%, 05/01/32 (a)	200,000	200,496
Coca-Cola Co.
3.38%, 03/25/27	200,000	198,678
2.90%, 05/25/27	100,000	98,506
1.45%, 06/01/27	300,000	288,351
1.50%, 03/05/28	100,000	94,727
1.00%, 03/15/28	250,000	233,685
2.13%, 09/06/29	150,000	140,168
3.45%, 03/25/30	200,000	195,054
1.65%, 06/01/30	450,000	404,037
2.00%, 03/05/31	125,000	112,230
1.38%, 03/15/31	250,000	216,945
2.25%, 01/05/32	350,000	311,832
5.00%, 05/13/34 (a)	175,000	180,894
4.65%, 08/14/34 (a)	150,000	151,755
2.50%, 06/01/40	200,000	146,630
2.88%, 05/05/41	150,000	113,234
4.20%, 03/25/50	100,000	82,837
3.00%, 03/05/51	200,000	132,566
2.50%, 03/15/51	250,000	148,165
5.30%, 05/13/54 (a)	200,000	193,046
5.20%, 01/14/55 (a)	275,000	260,345
2.75%, 06/01/60	200,000	117,574
5.40%, 05/13/64 (a)	300,000	289,383
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,310
5.45%, 06/01/34 (a)	100,000	103,791
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	100,000	82,977
5.10%, 05/06/35 (a)	150,000	150,619
5.25%, 11/26/43	150,000	143,928
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	197,848
4.60%, 03/01/28 (a)	75,000	76,430
4.60%, 03/01/33 (a)	150,000	152,185
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/45	100,000	82,202
3.70%, 08/01/47 (a)	100,000	77,888
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,690
3.35%, 10/01/29 (a)	150,000	144,705
2.78%, 10/01/30 (a)	150,000	138,864
5.21%, 12/01/31 (a)	150,000	155,161
5.32%, 12/01/34 (a)	125,000	126,320
4.35%, 11/01/42	150,000	127,101
3.82%, 10/01/49 (a)	150,000	109,823
4.19%, 10/01/49 (a)	100,000	77,161
3.91%, 10/01/50 (a)	100,000	73,063
6.46%, 11/01/52 (a)	25,000	26,497
5.55%, 12/01/54 (a)	100,000	94,335
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	31,376
Conagra Brands, Inc.
5.30%, 10/01/26	100,000	100,963
1.38%, 11/01/27 (a)	250,000	234,545
4.85%, 11/01/28 (a)	250,000	252,747
5.00%, 08/01/30 (a)	90,000	90,869
5.75%, 08/01/35 (a)	90,000	90,540
5.30%, 11/01/38 (a)	175,000	165,364
5.40%, 11/01/48 (a)	200,000	176,148
Conopco, Inc.
7.25%, 12/15/26	75,000	77,981
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	100,000	99,329
3.50%, 05/09/27 (a)	100,000	98,856
4.35%, 05/09/27 (a)	100,000	100,262
3.60%, 02/15/28 (a)	150,000	148,085
4.65%, 11/15/28 (a)	100,000	101,215
4.80%, 01/15/29 (a)	100,000	101,545
3.15%, 08/01/29 (a)	150,000	143,885
2.88%, 05/01/30 (a)	100,000	93,590
4.80%, 05/01/30 (a)	100,000	101,488
2.25%, 08/01/31 (a)	150,000	131,841
4.75%, 05/09/32 (a)	150,000	149,997
4.90%, 05/01/33 (a)	150,000	149,854
4.50%, 05/09/47 (a)	75,000	62,119
4.10%, 02/15/48 (a)	100,000	77,062
5.25%, 11/15/48 (a)	75,000	68,123
3.75%, 05/01/50 (a)	75,000	53,812
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	36,066
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	68,660
CVS Health Corp.
3.63%, 04/01/27 (a)	150,000	148,585
6.25%, 06/01/27	75,000	77,471
1.30%, 08/21/27 (a)	400,000	377,708
4.30%, 03/25/28 (a)	945,000	944,735
5.00%, 01/30/29 (a)	200,000	204,012
5.40%, 06/01/29 (a)	200,000	206,716
3.25%, 08/15/29 (a)	300,000	287,079
5.13%, 02/21/30 (a)	250,000	256,042
3.75%, 04/01/30 (a)	300,000	289,902
1.75%, 08/21/30 (a)	250,000	218,527
5.25%, 01/30/31 (a)	200,000	205,794
1.88%, 02/28/31 (a)	250,000	216,535
5.55%, 06/01/31 (a)	150,000	156,715
2.13%, 09/15/31 (a)	200,000	172,762
5.00%, 09/15/32 (a)	100,000	100,467
5.25%, 02/21/33 (a)	300,000	303,585
5.30%, 06/01/33 (a)	200,000	202,620
5.70%, 06/01/34 (a)	200,000	206,376
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 07/20/35 (a)	100,000	96,048
5.45%, 09/15/35 (a)	300,000	300,819
4.78%, 03/25/38 (a)	900,000	829,368
6.13%, 09/15/39	75,000	77,197
4.13%, 04/01/40 (a)	100,000	83,866
2.70%, 08/21/40 (a)	75,000	52,685
5.30%, 12/05/43 (a)	100,000	91,101
6.00%, 06/01/44 (a)	150,000	148,338
5.13%, 07/20/45 (a)	500,000	440,240
5.05%, 03/25/48 (a)	1,400,000	1,203,846
4.25%, 04/01/50 (a)	100,000	75,642
5.63%, 02/21/53 (a)	250,000	228,662
5.88%, 06/01/53 (a)	250,000	236,917
6.05%, 06/01/54 (a)	175,000	170,152
6.20%, 09/15/55 (a)	200,000	197,156
6.00%, 06/01/63 (a)	175,000	166,126
6.25%, 09/15/65 (a)	100,000	97,815
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	86,119
2.60%, 10/01/50 (a)	200,000	120,632
2.80%, 12/10/51 (a)	100,000	62,186
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	39,194
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	137,892
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	188,328
3.25%, 11/15/39 (a)	150,000	121,191
3.40%, 11/15/49 (a)	150,000	106,820
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,470
5.30%, 10/24/27 (a)	200,000	205,244
3.88%, 05/18/28 (a)	200,000	199,756
2.00%, 04/29/30 (a)	250,000	227,282
2.13%, 04/29/32 (a)	200,000	172,144
5.50%, 01/24/33 (a)	200,000	209,846
5.63%, 10/05/33 (a)	200,000	211,842
Diageo Investment Corp.
5.63%, 04/15/35 (a)	200,000	210,664
4.25%, 05/11/42	150,000	129,417
Dignity Health
4.50%, 11/01/42	50,000	42,410
5.27%, 11/01/64	50,000	43,805
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	118,322
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,560
Eli Lilly & Co.
4.50%, 02/09/27 (a)	200,000	201,672
5.50%, 03/15/27	100,000	102,485
3.10%, 05/15/27 (a)	100,000	98,745
4.15%, 08/14/27 (a)	100,000	100,625
4.55%, 02/12/28 (a)	200,000	203,118
4.00%, 10/15/28 (a)	300,000	300,762
4.50%, 02/09/29 (a)	200,000	203,402
3.38%, 03/15/29 (a)	200,000	196,260
4.20%, 08/14/29 (a)	200,000	201,748
4.75%, 02/12/30 (a)	250,000	257,140
4.25%, 03/15/31 (a)	220,000	220,590
4.90%, 02/12/32 (a)	200,000	206,560
4.55%, 10/15/32 (a)	300,000	301,728
4.70%, 02/27/33 (a)	200,000	202,750
4.70%, 02/09/34 (a)	250,000	250,950
4.60%, 08/14/34 (a)	200,000	198,860
5.10%, 02/12/35 (a)	250,000	256,130
4.90%, 10/15/35 (a)	370,000	371,802
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/01/45 (a)	100,000	79,064
3.95%, 05/15/47 (a)	50,000	40,276
3.95%, 03/15/49 (a)	200,000	158,298
2.25%, 05/15/50 (a)	200,000	112,134
4.88%, 02/27/53 (a)	200,000	180,638
5.00%, 02/09/54 (a)	300,000	275,406
5.05%, 08/14/54 (a)	200,000	185,414
5.50%, 02/12/55 (a)	250,000	247,470
5.55%, 10/15/55 (a)	250,000	248,477
4.15%, 03/15/59 (a)	75,000	58,571
2.50%, 09/15/60 (a)	175,000	95,547
4.95%, 02/27/63 (a)	150,000	133,781
5.10%, 02/09/64 (a)	175,000	159,610
5.20%, 08/14/64 (a)	150,000	139,001
5.60%, 02/12/65 (a)	150,000	148,782
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	98,655
4.38%, 05/15/28 (a)	100,000	100,698
2.38%, 12/01/29 (a)	100,000	92,912
2.60%, 04/15/30 (a)	150,000	139,464
1.95%, 03/15/31 (a)	150,000	132,266
4.65%, 05/15/33 (a)	100,000	99,367
5.00%, 02/14/34 (a)	150,000	151,324
6.00%, 05/15/37	90,000	96,503
4.15%, 03/15/47 (a)	100,000	79,136
3.13%, 12/01/49 (a)	150,000	96,368
5.15%, 05/15/53 (a)(c)	100,000	95,010
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	74,179
2.40%, 03/15/31 (a)	100,000	88,294
5.75%, 03/15/35 (a)	95,000	96,801
6.20%, 03/15/55 (a)	75,000	72,699
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	214,662
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	37,091
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	309,414
4.80%, 08/14/29 (a)	200,000	204,222
5.86%, 03/15/30 (a)	200,000	212,408
4.80%, 01/15/31 (a)	120,000	122,083
5.91%, 11/22/32 (a)	300,000	320,931
5.50%, 06/15/35 (a)	160,000	164,610
6.38%, 11/22/52 (a)	200,000	214,148
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,666
3.20%, 02/10/27 (a)	100,000	98,678
4.20%, 04/17/28 (a)	250,000	250,430
5.50%, 10/17/28 (a)	100,000	103,924
4.88%, 01/30/30 (a)	150,000	153,429
2.88%, 04/15/30 (a)	150,000	140,963
2.25%, 10/14/31 (a)	100,000	87,934
4.95%, 03/29/33 (a)	200,000	201,440
5.25%, 01/30/35 (a)	125,000	125,759
5.40%, 06/15/40	75,000	73,616
4.15%, 02/15/43 (a)	75,000	61,226
4.70%, 04/17/48 (a)	75,000	64,736
3.00%, 02/01/51 (a)	150,000	94,748
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	200,000	197,002
1.20%, 10/01/27 (a)	150,000	141,833
4.80%, 11/15/29 (a)	150,000	153,957
1.65%, 10/01/30 (a)	200,000	176,736
5.25%, 10/15/33 (a)	200,000	207,834
5.10%, 06/15/35 (a)	150,000	152,133
4.60%, 09/01/35 (a)	200,000	195,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/01/36 (a)	100,000	91,743
2.60%, 10/01/40 (a)	200,000	144,126
5.65%, 12/01/41 (a)	224,000	228,823
4.80%, 04/01/44 (a)	300,000	273,738
4.50%, 02/01/45 (a)	150,000	131,040
4.75%, 03/01/46 (a)	370,000	331,342
4.15%, 03/01/47 (a)	300,000	245,478
2.80%, 10/01/50 (a)	250,000	155,745
5.55%, 10/15/53 (a)	175,000	171,342
5.50%, 11/15/54 (a)	225,000	218,900
5.60%, 11/15/64 (a)	150,000	146,211
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	195,346
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	399,880
4.50%, 04/15/30 (a)	150,000	151,899
5.38%, 04/15/34	100,000	104,832
4.88%, 04/15/35 (a)	150,000	150,112
6.38%, 05/15/38	463,000	515,953
4.20%, 03/18/43	100,000	86,188
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	139,590
2.88%, 09/01/50 (a)	100,000	62,465
4.50%, 07/01/57 (a)	50,000	41,340
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	244,122
3.63%, 03/24/32 (a)	400,000	377,400
4.00%, 03/24/52 (a)	250,000	192,395
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	53,189
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	148,503
3.50%, 09/15/27 (a)	100,000	98,534
3.90%, 11/19/29 (a)	100,000	97,464
6.05%, 05/14/34 (a)	100,000	104,025
6.35%, 03/15/40	50,000	51,993
5.10%, 05/15/44 (a)	50,000	44,177
HCA, Inc.
4.50%, 02/15/27 (a)	200,000	200,212
3.13%, 03/15/27 (a)	200,000	196,830
5.00%, 03/01/28 (a)	150,000	152,709
5.20%, 06/01/28 (a)	200,000	204,890
5.63%, 09/01/28 (a)	250,000	257,955
5.88%, 02/01/29 (a)	200,000	208,452
3.38%, 03/15/29 (a)	100,000	96,831
4.13%, 06/15/29 (a)	350,000	346,748
5.25%, 03/01/30 (a)	150,000	154,978
3.50%, 09/01/30 (a)	500,000	477,085
5.45%, 04/01/31 (a)	300,000	311,586
2.38%, 07/15/31 (a)	100,000	88,193
5.50%, 03/01/32 (a)	150,000	155,539
3.63%, 03/15/32 (a)	350,000	325,419
5.50%, 06/01/33 (a)	250,000	257,347
5.60%, 04/01/34 (a)	250,000	256,970
5.45%, 09/15/34 (a)	200,000	202,550
5.75%, 03/01/35 (a)	275,000	283,126
5.13%, 06/15/39 (a)	150,000	141,542
4.38%, 03/15/42 (a)	100,000	83,796
5.50%, 06/15/47 (a)	275,000	254,356
5.25%, 06/15/49 (a)	350,000	309,074
3.50%, 07/15/51 (a)	225,000	147,965
4.63%, 03/15/52 (a)	350,000	278,659
5.90%, 06/01/53 (a)	200,000	190,798
6.00%, 04/01/54 (a)	275,000	265,804
5.95%, 09/15/54 (a)	75,000	71,967
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 03/01/55 (a)	250,000	248,332
6.10%, 04/01/64 (a)	150,000	144,884
Hershey Co.
4.55%, 02/24/28 (a)	75,000	76,221
4.25%, 05/04/28 (a)	150,000	151,507
2.45%, 11/15/29 (a)	100,000	93,856
4.75%, 02/24/30 (a)	75,000	76,897
4.95%, 02/24/32 (a)	75,000	77,150
4.50%, 05/04/33 (a)	150,000	149,427
5.10%, 02/24/35 (a)	75,000	76,571
3.13%, 11/15/49 (a)	100,000	66,828
2.65%, 06/01/50 (a)	100,000	60,016
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	56,153
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,077
1.70%, 06/03/28 (a)	150,000	141,122
1.80%, 06/11/30 (a)	150,000	134,526
3.05%, 06/03/51 (a)	150,000	96,564
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,270
5.85%, 05/08/29 (a)	200,000	209,138
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,880
2.55%, 03/23/31 (a)	150,000	133,725
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	43,435
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	140,387
3.90%, 06/01/50 (a)	100,000	72,249
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	58,723
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	70,720
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	206,464
6.25%, 02/01/29 (a)	200,000	210,826
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	210,144
2.38%, 03/15/30 (a)	100,000	92,052
2.13%, 03/15/32 (a)	75,000	63,712
6.20%, 11/15/33 (a)	200,000	215,148
4.25%, 03/15/35	100,000	93,021
6.50%, 11/15/43 (a)	200,000	212,782
4.38%, 03/15/45	100,000	82,184
6.50%, 11/15/53 (a)	150,000	159,883
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	100,000	95,749
3.75%, 12/01/31 (a)	100,000	94,288
3.63%, 01/15/32 (a)	200,000	185,000
3.00%, 05/15/32 (a)	250,000	221,597
5.75%, 04/01/33 (a)	300,000	310,767
6.75%, 03/15/34 (a)	300,000	329,211
4.38%, 02/02/52 (a)	150,000	114,140
6.50%, 12/01/52 (a)	300,000	306,375
7.25%, 11/15/53 (a)	200,000	221,898
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/36 (a)(d)	200,000	201,144
6.25%, 03/01/56 (a)(d)	200,000	197,986
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	150,000	156,075
6.38%, 02/25/55 (a)(d)	150,000	151,108
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	118,451
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
4.50%, 03/01/27	150,000	151,527
2.95%, 03/03/27 (a)	200,000	197,652
0.95%, 09/01/27 (a)	300,000	284,508
2.90%, 01/15/28 (a)	200,000	196,392
4.55%, 03/01/28 (a)	150,000	152,901
4.80%, 06/01/29 (a)	200,000	206,478
4.70%, 03/01/30 (a)	200,000	206,062
1.30%, 09/01/30 (a)	200,000	176,264
4.90%, 06/01/31 (a)	200,000	208,952
4.85%, 03/01/32 (a)	250,000	259,012
4.95%, 05/15/33	100,000	104,224
4.38%, 12/05/33 (a)	150,000	150,550
4.95%, 06/01/34 (a)	150,000	156,795
5.00%, 03/01/35 (a)	250,000	257,100
3.55%, 03/01/36 (a)	200,000	180,994
3.63%, 03/03/37 (a)	200,000	179,714
5.95%, 08/15/37	200,000	221,362
3.40%, 01/15/38 (a)	150,000	129,993
5.85%, 07/15/38	100,000	109,588
2.10%, 09/01/40 (a)	250,000	173,800
4.50%, 09/01/40	100,000	95,817
4.85%, 05/15/41	75,000	73,182
4.50%, 12/05/43 (a)	100,000	92,641
3.70%, 03/01/46 (a)	230,000	183,995
3.75%, 03/03/47 (a)	200,000	160,120
3.50%, 01/15/48 (a)	150,000	114,192
2.25%, 09/01/50 (a)	200,000	115,876
5.25%, 06/01/54 (a)	175,000	172,856
2.45%, 09/01/60 (a)	250,000	137,285
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	98,739
2.81%, 06/01/41 (a)	250,000	180,362
4.88%, 04/01/42	150,000	139,587
4.15%, 05/01/47 (a)	250,000	204,730
3.27%, 11/01/49 (a)	150,000	103,019
3.00%, 06/01/51 (a)	250,000	160,352
Kellanova
3.40%, 11/15/27 (a)	100,000	98,683
4.30%, 05/15/28 (a)	100,000	100,698
2.10%, 06/01/30 (a)	150,000	136,085
7.45%, 04/01/31	100,000	114,688
5.25%, 03/01/33 (a)	75,000	77,107
4.50%, 04/01/46	100,000	85,630
5.75%, 05/16/54 (a)	75,000	73,208
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	153,835
5.00%, 03/22/30 (a)	150,000	155,172
4.85%, 05/22/32 (a)	100,000	101,838
4.90%, 03/22/33 (a)	225,000	228,685
5.10%, 03/22/43 (a)	150,000	144,126
5.05%, 03/22/53 (a)	250,000	228,375
5.20%, 03/22/63 (a)	150,000	136,287
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	98,366
5.10%, 03/15/27 (a)	150,000	151,464
3.43%, 06/15/27 (a)	100,000	98,427
4.35%, 05/15/28 (a)	100,000	99,880
4.60%, 05/25/28 (a)	175,000	175,814
5.05%, 03/15/29 (a)	150,000	152,823
3.95%, 04/15/29 (a)	175,000	172,188
3.20%, 05/01/30 (a)	100,000	94,271
4.60%, 05/15/30 (a)	100,000	100,112
2.25%, 03/15/31 (a)	100,000	88,190
5.20%, 03/15/31 (a)	75,000	76,775
4.05%, 04/15/32 (a)	200,000	190,874
5.30%, 03/15/34 (a)	150,000	151,501
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/45 (a)	150,000	122,535
4.42%, 12/15/46 (a)	50,000	40,226
3.80%, 05/01/50 (a)	150,000	106,190
3.35%, 03/15/51 (a)	100,000	64,712
4.50%, 04/15/52 (a)	200,000	157,524
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	47,307
3.95%, 11/01/28 (a)	100,000	100,212
3.20%, 04/25/29 (a)	100,000	97,582
3.10%, 03/26/30 (a)	250,000	239,912
2.00%, 11/02/31 (a)	150,000	133,482
4.50%, 02/16/33 (a)	100,000	100,700
3.20%, 07/30/46 (a)	100,000	71,479
3.90%, 05/04/47 (a)	100,000	79,000
2.88%, 02/07/50 (a)	150,000	96,465
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	39,294
Koninklijke Philips NV
6.88%, 03/11/38	150,000	166,824
5.00%, 03/15/42	95,000	86,787
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	248,415
4.63%, 01/30/29 (a)	75,000	75,692
3.75%, 04/01/30 (a)	125,000	121,360
4.25%, 03/01/31 (a)	100,000	98,385
5.20%, 03/15/32 (a)	75,000	76,583
6.75%, 03/15/32	75,000	82,712
5.40%, 03/15/35 (a)	75,000	75,464
5.00%, 07/15/35 (a)	100,000	97,939
6.88%, 01/26/39	150,000	163,305
4.63%, 10/01/39 (a)	75,000	66,663
6.50%, 02/09/40	125,000	131,964
5.00%, 06/04/42	275,000	246,018
5.20%, 07/15/45 (a)	350,000	311,514
4.38%, 06/01/46 (a)	300,000	238,875
4.88%, 10/01/49 (a)	250,000	208,905
5.50%, 06/01/50 (a)	200,000	181,490
Kroger Co.
2.65%, 10/15/26 (a)	150,000	147,519
3.70%, 08/01/27 (a)	100,000	99,304
4.50%, 01/15/29 (a)	100,000	101,235
2.20%, 05/01/30 (a)	100,000	91,470
1.70%, 01/15/31 (a)	100,000	87,083
5.00%, 09/15/34 (a)	400,000	398,768
6.90%, 04/15/38	50,000	56,237
5.40%, 07/15/40 (a)	50,000	49,305
5.00%, 04/15/42 (a)	100,000	92,226
5.15%, 08/01/43 (a)	75,000	69,530
3.88%, 10/15/46 (a)	100,000	76,147
4.45%, 02/01/47 (a)	200,000	165,816
4.65%, 01/15/48 (a)	100,000	84,425
5.40%, 01/15/49 (a)	100,000	93,707
3.95%, 01/15/50 (a)	150,000	112,583
5.50%, 09/15/54 (a)	375,000	351,150
5.65%, 09/15/64 (a)	275,000	258,269
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	148,768
2.95%, 12/01/29 (a)	100,000	94,760
4.35%, 04/01/30 (a)	100,000	100,036
2.70%, 06/01/31 (a)	75,000	68,144
4.55%, 04/01/32 (a)	100,000	99,246
4.80%, 10/01/34 (a)	175,000	171,790
4.70%, 02/01/45 (a)	150,000	131,270
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	76,456
4.12%, 07/01/55 (c)	100,000	79,679
3.34%, 07/01/60 (a)	100,000	64,703
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	67,571
Mayo Clinic
4.00%, 11/15/47	100,000	78,678
3.20%, 11/15/61 (a)	150,000	93,714
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	148,216
2.50%, 04/15/30 (a)	100,000	92,382
1.85%, 02/15/31 (a)	100,000	87,429
4.95%, 04/15/33 (a)	100,000	100,939
4.70%, 10/15/34 (a)	75,000	72,923
4.20%, 08/15/47 (a)	50,000	39,809
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	99,856
4.90%, 07/15/28 (a)	75,000	76,683
4.25%, 09/15/29 (a)	100,000	100,451
4.65%, 05/30/30 (a)	100,000	101,706
4.95%, 05/30/32 (a)	100,000	101,995
5.10%, 07/15/33 (a)	150,000	153,784
5.25%, 05/30/35 (a)	100,000	101,901
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	82,607
Mead Johnson Nutrition Co.
5.90%, 11/01/39	150,000	158,209
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	201,472
4.50%, 03/30/33 (a)	150,000	149,166
Medtronic, Inc.
4.38%, 03/15/35	400,000	389,056
4.63%, 03/15/45	325,000	291,606
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	94,774
4.20%, 07/01/55	190,000	151,911
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	289,143
1.90%, 12/10/28 (a)	200,000	187,806
3.40%, 03/07/29 (a)	350,000	343,385
4.30%, 05/17/30 (a)	150,000	151,456
1.45%, 06/24/30 (a)	250,000	220,977
2.15%, 12/10/31 (a)	200,000	176,082
4.50%, 05/17/33 (a)	300,000	300,123
6.50%, 12/01/33 (f)(g)	100,000	113,222
6.55%, 09/15/37	100,000	113,920
3.90%, 03/07/39 (a)	200,000	176,354
2.35%, 06/24/40 (a)	100,000	70,509
3.60%, 09/15/42 (a)	100,000	79,445
4.15%, 05/18/43	200,000	170,150
4.90%, 05/17/44 (a)	150,000	139,778
3.70%, 02/10/45 (a)	400,000	313,744
4.00%, 03/07/49 (a)	300,000	236,484
2.45%, 06/24/50 (a)	250,000	144,450
2.75%, 12/10/51 (a)	400,000	242,768
5.00%, 05/17/53 (a)	250,000	226,855
2.90%, 12/10/61 (a)	250,000	143,985
5.15%, 05/17/63 (a)	200,000	181,760
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,564
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	90,773
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Molson Coors Beverage Co.
5.00%, 05/01/42	200,000	182,266
4.20%, 07/15/46 (a)	330,000	260,835
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	146,661
4.25%, 05/06/28 (a)	100,000	100,424
4.13%, 05/07/28 (a)	100,000	100,222
4.75%, 02/20/29 (a)	100,000	102,310
2.75%, 04/13/30 (a)	150,000	140,498
4.50%, 05/06/30 (a)	100,000	100,700
1.50%, 02/04/31 (a)	75,000	64,807
3.00%, 03/17/32 (a)	150,000	136,614
1.88%, 10/15/32 (a)	75,000	63,422
4.75%, 08/28/34 (a)	100,000	99,190
5.13%, 05/06/35 (a)	100,000	101,072
2.63%, 09/04/50 (a)	150,000	88,116
Montefiore Obligated Group
5.25%, 11/01/48	75,000	59,932
4.29%, 09/01/50	100,000	67,023
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	36,932
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	69,319
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,112
5.40%, 11/29/43 (a)	100,000	84,830
5.20%, 04/15/48 (a)	100,000	80,230
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	51,592
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	63,779
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	69,434
4.02%, 08/01/45	150,000	122,736
2.61%, 08/01/60 (a)	50,000	27,047
3.95%, 08/01/19 (a)	100,000	67,815
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	34,889
4.26%, 11/01/47 (a)	150,000	120,237
3.81%, 11/01/49 (a)	100,000	72,530
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	78,913
3.17%, 11/01/51 (a)	100,000	65,428
3.32%, 11/01/61 (a)	75,000	47,822
Novartis Capital Corp.
2.00%, 02/14/27 (a)	300,000	292,467
3.10%, 05/17/27 (a)	200,000	197,660
3.80%, 09/18/29 (a)	175,000	174,520
2.20%, 08/14/30 (a)	350,000	321,356
4.00%, 09/18/31 (a)	150,000	149,019
4.20%, 09/18/34 (a)	200,000	193,730
3.70%, 09/21/42	100,000	81,576
4.40%, 05/06/44	350,000	310,310
4.00%, 11/20/45 (a)	225,000	185,787
4.70%, 09/18/54 (a)	125,000	110,601
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	29,890
NYU Langone Hospitals
4.78%, 07/01/44	50,000	44,984
4.37%, 07/01/47 (a)	100,000	85,670
3.38%, 07/01/55 (a)(c)	150,000	101,421
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	41,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	134,295
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	104,152
4.09%, 10/01/48 (a)	50,000	40,115
3.33%, 10/01/50 (a)	50,000	34,914
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	75,000	62,847
3.22%, 11/15/50 (a)	100,000	62,866
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	101,008
4.70%, 02/16/34 (a)	100,000	99,672
PepsiCo, Inc.
2.38%, 10/06/26 (a)	100,000	98,326
5.13%, 11/10/26 (a)	150,000	151,902
2.63%, 03/19/27 (a)	150,000	147,140
3.00%, 10/15/27 (a)	250,000	245,875
4.45%, 02/07/28 (a)	150,000	152,080
3.60%, 02/18/28 (a)	150,000	149,281
4.10%, 01/15/29 (a)	130,000	130,345
7.00%, 03/01/29	150,000	164,778
4.50%, 07/17/29 (a)	150,000	152,919
2.63%, 07/29/29 (a)	250,000	237,837
4.60%, 02/07/30 (a)	200,000	204,616
2.75%, 03/19/30 (a)	300,000	283,287
1.63%, 05/01/30 (a)	200,000	179,318
4.30%, 07/23/30 (a)	120,000	120,775
1.40%, 02/25/31 (a)	200,000	173,402
1.95%, 10/21/31 (a)	250,000	219,682
3.90%, 07/18/32 (a)	200,000	194,402
4.65%, 07/23/32 (a)	150,000	151,857
4.45%, 02/15/33 (a)	150,000	150,441
4.80%, 07/17/34 (a)	100,000	100,878
5.00%, 02/07/35 (a)	225,000	228,739
5.00%, 07/23/35 (a)	220,000	222,092
5.50%, 01/15/40	150,000	156,751
3.50%, 03/19/40 (a)	50,000	41,878
4.88%, 11/01/40	75,000	72,479
2.63%, 10/21/41 (a)	150,000	106,236
4.00%, 03/05/42	100,000	85,362
3.60%, 08/13/42	75,000	60,014
4.45%, 04/14/46 (a)	200,000	175,458
3.45%, 10/06/46 (a)	150,000	111,872
4.00%, 05/02/47 (a)	100,000	80,978
3.38%, 07/29/49 (a)	75,000	53,424
2.88%, 10/15/49 (a)	150,000	97,115
3.63%, 03/19/50 (a)	200,000	148,840
2.75%, 10/21/51 (a)	150,000	92,687
4.20%, 07/18/52 (a)	100,000	81,540
4.65%, 02/15/53 (a)	100,000	87,098
5.25%, 07/17/54 (a)	100,000	95,689
3.88%, 03/19/60 (a)	100,000	74,613
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	708,323
4.65%, 05/19/30 (a)	550,000	560,648
4.75%, 05/19/33 (a)	900,000	902,637
5.11%, 05/19/43 (a)	525,000	497,359
5.30%, 05/19/53 (a)	1,075,000	1,001,792
5.34%, 05/19/63 (a)	550,000	501,022
Pfizer, Inc.
3.00%, 12/15/26	250,000	247,242
3.60%, 09/15/28 (a)	200,000	198,938
3.45%, 03/15/29 (a)	300,000	295,521
2.63%, 04/01/30 (a)	200,000	187,808
1.70%, 05/28/30 (a)	200,000	179,162
1.75%, 08/18/31 (a)	200,000	174,748
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 12/15/36	150,000	138,102
4.10%, 09/15/38 (a)	150,000	135,036
3.90%, 03/15/39 (a)	125,000	109,198
7.20%, 03/15/39	460,000	545,542
2.55%, 05/28/40 (a)	200,000	144,422
5.60%, 09/15/40	125,000	128,331
4.30%, 06/15/43	100,000	85,905
4.40%, 05/15/44	180,000	157,048
4.13%, 12/15/46	200,000	162,732
4.20%, 09/15/48 (a)	200,000	163,472
4.00%, 03/15/49 (a)	250,000	195,682
2.70%, 05/28/50 (a)	200,000	122,406
Pharmacia LLC
6.60%, 12/01/28	150,000	161,418
Philip Morris International, Inc.
4.75%, 02/12/27	100,000	100,915
4.38%, 11/01/27	150,000	151,048
5.13%, 11/17/27 (a)	300,000	306,369
4.88%, 02/15/28 (a)	275,000	280,104
3.13%, 03/02/28 (a)	100,000	97,905
4.13%, 04/28/28	200,000	200,390
5.25%, 09/07/28 (a)	150,000	155,005
4.88%, 02/13/29 (a)	200,000	204,284
3.38%, 08/15/29 (a)	150,000	145,689
4.63%, 11/01/29 (a)	125,000	127,059
5.63%, 11/17/29 (a)	250,000	263,152
5.13%, 02/15/30 (a)	375,000	388,024
4.38%, 04/30/30 (a)	200,000	201,128
2.10%, 05/01/30 (a)	150,000	136,520
5.50%, 09/07/30 (a)	125,000	131,696
1.75%, 11/01/30 (a)	150,000	132,461
5.13%, 02/13/31 (a)	200,000	206,700
4.75%, 11/01/31 (a)	125,000	126,899
5.75%, 11/17/32 (a)	300,000	317,799
5.38%, 02/15/33 (a)	400,000	414,428
5.63%, 09/07/33 (a)	150,000	157,482
5.25%, 02/13/34 (a)	300,000	306,708
4.90%, 11/01/34 (a)	125,000	124,584
4.88%, 04/30/35 (a)	100,000	99,109
6.38%, 05/16/38	250,000	277,375
4.38%, 11/15/41	100,000	87,345
4.50%, 03/20/42	100,000	88,387
3.88%, 08/21/42	100,000	81,055
4.13%, 03/04/43	175,000	146,767
4.88%, 11/15/43	175,000	159,995
4.25%, 11/10/44	200,000	168,570
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	139,474
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	192,876
3.50%, 03/01/32 (a)	150,000	135,843
6.25%, 07/01/33 (a)	150,000	158,299
6.88%, 05/15/34 (a)	100,000	109,659
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	105,953
Procter & Gamble Co.
2.45%, 11/03/26	241,000	237,125
1.90%, 02/01/27	200,000	194,808
2.80%, 03/25/27	100,000	98,451
2.85%, 08/11/27	150,000	147,482
3.95%, 01/26/28	100,000	100,631
4.35%, 01/29/29	100,000	101,517
3.00%, 03/25/30	300,000	288,069
1.20%, 10/29/30	150,000	131,003
1.95%, 04/23/31	150,000	134,843
2.30%, 02/01/32	200,000	180,652
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 01/26/33	150,000	148,671
4.55%, 01/29/34	150,000	151,332
5.80%, 08/15/34	100,000	108,706
4.60%, 05/01/35	150,000	151,002
5.55%, 03/05/37	150,000	161,683
3.55%, 03/25/40	100,000	85,780
3.50%, 10/25/47	100,000	75,794
3.60%, 03/25/50	100,000	75,385
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	186,726
5.37%, 10/01/32 (a)	70,000	71,922
5.40%, 10/01/33 (a)	100,000	101,932
3.93%, 10/01/48 (a)	100,000	76,088
2.70%, 10/01/51 (a)	150,000	86,717
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	151,668
4.20%, 06/30/29 (a)	100,000	100,125
4.63%, 12/15/29 (a)	100,000	101,546
2.95%, 06/30/30 (a)	150,000	141,275
2.80%, 06/30/31 (a)	100,000	91,596
6.40%, 11/30/33 (a)	125,000	137,769
5.00%, 12/15/34 (a)	150,000	150,264
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	220,012
2.80%, 09/15/50 (a)	150,000	89,264
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	93,144
3.30%, 09/15/29 (a)	150,000	143,363
2.55%, 03/15/31 (a)	100,000	89,310
2.25%, 09/15/31 (a)	75,000	64,901
3.63%, 03/15/51 (a)	50,000	34,230
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	154,419
7.25%, 06/15/37	75,000	85,130
6.15%, 09/15/43	100,000	100,740
5.85%, 08/15/45 (a)	425,000	410,452
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	190,352
5.15%, 09/02/29 (a)	75,000	77,018
2.20%, 09/02/30 (a)	200,000	179,134
2.15%, 09/02/31 (a)	150,000	130,482
5.40%, 09/02/34 (a)	75,000	76,076
3.30%, 09/02/40 (a)	200,000	151,488
3.55%, 09/02/50 (a)	150,000	101,417
3.35%, 09/02/51 (a)	150,000	96,522
5.90%, 09/02/54 (a)	75,000	72,145
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	98,595
Sanofi SA
3.63%, 06/19/28 (a)	175,000	174,102
Sentara Health
2.93%, 11/01/51 (a)	75,000	46,161
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	30,415
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	285,000	282,059
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	222,725
5.40%, 03/20/34 (a)	150,000	153,550
Solventum Corp.
5.45%, 02/25/27 (a)	200,000	203,918
5.40%, 03/01/29 (a)	250,000	260,740
5.45%, 03/13/31 (a)	200,000	209,608
5.60%, 03/23/34 (a)	275,000	285,354
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 04/30/54 (a)	250,000	250,452
6.00%, 05/15/64 (a)	100,000	100,804
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,870
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	96,241
3.80%, 11/15/48 (a)	150,000	115,206
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	136,394
3.75%, 03/15/51 (a)	150,000	106,184
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	152,347
3.65%, 03/07/28 (a)	150,000	148,836
4.85%, 12/08/28 (a)	75,000	76,854
4.25%, 09/11/29 (a)	125,000	125,531
4.85%, 02/10/30 (a)	150,000	153,867
1.95%, 06/15/30 (a)	200,000	180,438
4.63%, 09/11/34 (a)	150,000	147,911
5.20%, 02/10/35 (a)	150,000	153,364
4.10%, 04/01/43 (a)	75,000	62,656
4.38%, 05/15/44 (a)	100,000	85,866
4.63%, 03/15/46 (a)	175,000	155,531
2.90%, 06/15/50 (a)	150,000	97,658
Sutter Health
2.29%, 08/15/30 (a)	100,000	91,345
5.21%, 08/15/32 (a)	100,000	103,538
5.16%, 08/15/33 (a)	75,000	76,527
5.54%, 08/15/35 (a)	200,000	208,708
3.16%, 08/15/40 (a)	100,000	77,914
4.09%, 08/15/48 (a)	65,000	51,854
3.36%, 08/15/50 (a)	75,000	51,440
5.55%, 08/15/53 (a)	100,000	97,807
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	147,974
5.75%, 01/17/29 (a)	75,000	78,597
2.40%, 02/15/30 (a)	100,000	92,453
5.95%, 04/01/30 (a)	200,000	212,728
5.10%, 09/23/30 (a)	125,000	128,844
2.45%, 12/14/31 (a)	150,000	133,436
6.00%, 01/17/34 (a)	100,000	107,802
5.40%, 03/23/35 (a)	100,000	102,261
6.60%, 04/01/40 (a)	75,000	82,796
4.85%, 10/01/45 (a)	100,000	89,102
4.50%, 04/01/46 (a)	75,000	63,222
4.45%, 03/15/48 (a)	100,000	82,934
3.30%, 02/15/50 (a)	100,000	67,267
6.60%, 04/01/50 (a)	200,000	215,844
3.15%, 12/14/51 (a)	150,000	96,002
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	255,785
2.05%, 03/31/30 (a)	500,000	453,650
5.30%, 07/05/34 (a)	200,000	204,654
3.03%, 07/09/40 (a)	200,000	150,894
5.65%, 07/05/44 (a)	200,000	200,488
3.18%, 07/09/50 (a)	250,000	163,325
5.65%, 07/05/54 (a)	200,000	194,054
3.38%, 07/09/60 (a)	200,000	126,696
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	300,000	301,422
5.90%, 07/07/55 (a)	200,000	199,966
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	111,324
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	100,000	101,120
4.80%, 11/21/27 (a)	100,000	101,775
1.75%, 10/15/28 (a)	100,000	93,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/31/29 (a)	200,000	206,036
2.60%, 10/01/29 (a)	150,000	142,215
4.98%, 08/10/30 (a)	150,000	155,427
2.00%, 10/15/31 (a)	250,000	220,707
4.95%, 11/21/32 (a)	100,000	102,751
5.09%, 08/10/33 (a)	200,000	205,926
5.20%, 01/31/34 (a)	100,000	103,243
2.80%, 10/15/41 (a)	200,000	144,358
5.40%, 08/10/43 (a)	100,000	99,168
5.30%, 02/01/44 (a)	45,000	44,039
4.10%, 08/15/47 (a)	150,000	123,939
Toledo Hospital
5.75%, 11/15/38 (a)	100,000	100,688
Trinity Health Corp.
4.13%, 12/01/45	100,000	82,430
3.43%, 12/01/48	75,000	55,061
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	247,360
4.35%, 03/01/29 (a)	150,000	150,165
5.40%, 03/15/29 (a)	100,000	103,649
5.70%, 03/15/34 (a)	175,000	182,437
4.88%, 08/15/34 (a)	50,000	49,308
5.15%, 08/15/44 (a)	150,000	137,367
4.55%, 06/02/47 (a)	100,000	83,544
5.10%, 09/28/48 (a)	300,000	269,430
Unilever Capital Corp.
2.90%, 05/05/27 (a)	250,000	246,307
4.25%, 08/12/27 (a)	150,000	151,050
3.50%, 03/22/28 (a)	150,000	148,684
4.88%, 09/08/28 (a)	150,000	154,150
2.13%, 09/06/29 (a)	150,000	139,550
1.38%, 09/14/30 (a)	100,000	88,169
1.75%, 08/12/31 (a)	50,000	43,755
5.90%, 11/15/32	100,000	109,122
5.00%, 12/08/33 (a)	150,000	155,089
4.63%, 08/12/34 (a)	150,000	149,844
2.63%, 08/12/51 (a)	100,000	60,546
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	100,000	99,763
2.65%, 10/15/30 (a)	225,000	201,962
5.05%, 10/15/34 (a)	100,000	96,251
UPMC
5.04%, 05/15/33 (a)	100,000	101,443
5.38%, 05/15/43 (a)	50,000	47,866
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	200,000	163,380
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	96,026
2.70%, 06/22/30 (a)	300,000	269,610
3.85%, 06/22/40 (a)	250,000	187,217
4.00%, 06/22/50 (a)	400,000	263,908
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	61,953
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	93,084
Wyeth LLC
6.50%, 02/01/34	150,000	168,012
6.00%, 02/15/36	100,000	108,039
5.95%, 04/01/37	375,000	399,870
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	57,483
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	100,000	100,765
5.35%, 12/01/28 (a)	100,000	103,614
5.05%, 02/19/30 (a)	100,000	102,930
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/24/31 (a)	150,000	134,301
5.20%, 09/15/34 (a)	100,000	101,386
5.50%, 02/19/35 (a)	100,000	103,214
5.75%, 11/30/39	75,000	76,245
4.45%, 08/15/45 (a)	75,000	64,161
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	98,072
4.15%, 08/17/28 (a)	150,000	150,394
3.90%, 08/20/28 (a)	100,000	99,906
2.00%, 05/15/30 (a)	150,000	136,115
5.60%, 11/16/32 (a)	150,000	158,905
4.70%, 02/01/43 (a)	195,000	176,530
3.95%, 09/12/47 (a)	100,000	78,995
4.45%, 08/20/48 (a)	75,000	63,259
3.00%, 05/15/50 (a)	100,000	64,890
		190,093,478
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)(d)	100,000	96,835
6.10%, 02/15/35 (a)(d)	50,000	50,096
5.10%, 09/01/40 (a)(d)	125,000	106,368
5.35%, 07/01/49 (a)(d)	25,000	19,904
6.75%, 02/15/55 (a)(d)	100,000	95,107
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	192,650
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	97,349
3.34%, 12/15/27 (a)	200,000	196,906
3.14%, 11/07/29 (a)	100,000	96,307
4.49%, 05/01/30 (a)	150,000	151,458
4.08%, 12/15/47 (a)	250,000	194,887
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	100,227
4.80%, 05/03/29 (a)	100,000	101,534
3.40%, 02/15/31 (a)	100,000	93,215
3.60%, 09/01/32 (a)	100,000	91,657
5.63%, 08/01/34 (a)	100,000	102,528
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	100,000	98,775
3.54%, 04/06/27 (a)	100,000	99,362
3.59%, 04/14/27 (a)	100,000	99,392
5.02%, 11/17/27 (a)	150,000	153,136
3.94%, 09/21/28 (a)	150,000	149,625
4.23%, 11/06/28 (a)	350,000	351,743
4.70%, 04/10/29 (a)	200,000	203,938
4.97%, 10/17/29 (a)	150,000	154,630
4.87%, 11/25/29 (a)	100,000	102,822
3.63%, 04/06/30 (a)	300,000	293,523
1.75%, 08/10/30 (a)	200,000	177,826
2.72%, 01/12/32 (a)	350,000	315,570
4.81%, 02/13/33 (a)	400,000	401,712
4.89%, 09/11/33 (a)	250,000	251,722
4.99%, 04/10/34 (a)	250,000	252,892
5.23%, 11/17/34 (a)	425,000	434,052
3.06%, 06/17/41 (a)	300,000	222,360
3.00%, 02/24/50 (a)	400,000	254,992
2.77%, 11/10/50 (a)	250,000	151,328
2.94%, 06/04/51 (a)	400,000	248,456
3.00%, 03/17/52 (a)	250,000	156,667
3.38%, 02/08/61 (a)	300,000	192,360
BP Capital Markets PLC
3.28%, 09/19/27 (a)	275,000	271,109
3.72%, 11/28/28 (a)	150,000	148,455
Burlington Resources LLC
5.95%, 10/15/36	75,000	80,094
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	248,307
2.95%, 07/15/30 (a)	100,000	93,266
7.20%, 01/15/32	75,000	83,596
6.45%, 06/30/33	95,000	101,698
5.40%, 12/15/34 (a)(d)	150,000	150,407
5.85%, 02/01/35	100,000	102,830
6.25%, 03/15/38	180,000	188,737
6.75%, 02/01/39	150,000	161,614
4.95%, 06/01/47 (a)	100,000	86,812
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	87,894
5.25%, 06/15/37 (a)	76,000	72,716
6.75%, 11/15/39	100,000	108,380
5.40%, 06/15/47 (a)	100,000	89,452
3.75%, 02/15/52 (a)	150,000	102,036
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,457
3.70%, 11/15/29 (a)	200,000	194,416
2.74%, 12/31/39 (a)	100,000	82,564
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	249,465
4.00%, 03/01/31 (a)	250,000	241,055
3.25%, 01/31/32 (a)	150,000	135,849
5.95%, 06/30/33 (a)	300,000	314,388
5.75%, 08/15/34 (a)	200,000	205,524
5.55%, 10/30/35 (a)(d)	200,000	202,076
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	299,790
5.65%, 04/15/34 (a)	250,000	255,267
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	194,120
2.24%, 05/11/30 (a)	250,000	230,587
3.08%, 05/11/50 (a)	150,000	100,262
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,217
1.02%, 08/12/27 (a)	150,000	142,316
3.95%, 08/13/27	100,000	100,316
3.85%, 01/15/28 (a)	100,000	100,195
4.48%, 02/26/28 (a)	175,000	177,595
4.05%, 08/13/28 (a)	150,000	150,900
3.25%, 10/15/29 (a)	100,000	97,206
4.69%, 04/15/30 (a)	200,000	204,584
4.82%, 04/15/32 (a)	125,000	128,101
4.50%, 10/15/32 (a)	250,000	250,695
4.98%, 04/15/35 (a)	125,000	127,099
4.85%, 10/15/35 (a)	150,000	149,420
6.00%, 03/01/41 (a)	50,000	53,632
5.25%, 11/15/43 (a)	50,000	49,563
2.34%, 08/12/50 (a)	150,000	85,824
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	98,044
ConocoPhillips
5.90%, 10/15/32	100,000	108,408
5.90%, 05/15/38	125,000	132,783
6.50%, 02/01/39	300,000	335,181
4.88%, 10/01/47 (a)	100,000	89,158
ConocoPhillips Co.
6.95%, 04/15/29	150,000	164,259
4.70%, 01/15/30 (a)	250,000	254,900
4.85%, 01/15/32 (a)	100,000	101,784
5.05%, 09/15/33 (a)	150,000	153,322
5.00%, 01/15/35 (a)	250,000	250,047
3.76%, 03/15/42 (a)	150,000	120,263
4.30%, 11/15/44 (a)	150,000	126,624
3.80%, 03/15/52 (a)	200,000	145,002
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 05/15/53 (a)	150,000	137,642
5.55%, 03/15/54 (a)	200,000	190,102
5.50%, 01/15/55 (a)	200,000	188,548
4.03%, 03/15/62 (a)	307,000	220,745
5.70%, 09/15/63 (a)	150,000	143,018
5.65%, 01/15/65 (a)	75,000	70,835
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	248,532
4.90%, 06/01/44 (a)	100,000	78,989
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	149,082
4.38%, 03/15/29 (a)	100,000	99,844
5.60%, 03/15/34 (a)	75,000	76,159
5.40%, 02/15/35 (a)	150,000	149,445
5.90%, 02/15/55 (a)	150,000	139,956
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	204,408
3.25%, 02/15/32 (a)	200,000	180,136
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,264
5.88%, 06/15/28 (a)(d)	30,000	30,010
4.50%, 01/15/30 (a)	130,000	130,078
7.88%, 09/30/31	100,000	115,649
7.95%, 04/15/32	100,000	115,717
5.20%, 09/15/34 (a)	200,000	196,124
5.60%, 07/15/41 (a)	225,000	210,926
4.75%, 05/15/42 (a)	100,000	84,483
5.00%, 06/15/45 (a)	175,000	147,172
5.75%, 09/15/54 (a)	200,000	179,318
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	197,722
5.20%, 04/18/27 (a)	150,000	152,298
3.50%, 12/01/29 (a)	150,000	144,662
5.15%, 01/30/30 (a)	150,000	154,215
3.13%, 03/24/31 (a)	150,000	139,049
6.25%, 03/15/33 (a)	200,000	213,930
5.40%, 04/18/34 (a)	200,000	202,238
5.55%, 04/01/35 (a)	200,000	202,536
4.40%, 03/24/51 (a)	100,000	77,667
4.25%, 03/15/52 (a)	150,000	112,683
6.25%, 03/15/53 (a)	100,000	99,018
5.75%, 04/18/54 (a)	250,000	231,737
5.90%, 04/18/64 (a)	225,000	208,336
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	100,000	104,282
5.65%, 10/15/54 (a)	150,000	143,261
6.20%, 01/15/55 (a)	100,000	102,447
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	95,250
4.80%, 11/01/43 (a)(d)	100,000	87,832
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	117,111
5.50%, 09/15/40 (a)	80,000	78,234
7.38%, 10/15/45 (a)	100,000	115,430
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	97,205
5.90%, 11/15/26 (a)	150,000	152,661
4.25%, 12/01/26 (a)	150,000	150,029
5.25%, 04/05/27 (a)	125,000	127,044
3.70%, 07/15/27 (a)	150,000	148,703
4.60%, 06/20/28 (a)	70,000	70,783
6.00%, 11/15/28 (a)	150,000	158,106
5.30%, 04/05/29 (a)	150,000	154,764
3.13%, 11/15/29 (a)	175,000	166,761
4.90%, 06/20/30 (a)	110,000	112,342
6.20%, 11/15/30 (a)	150,000	161,541
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 03/08/33 (a)	400,000	417,308
2.50%, 08/01/33 (a)	200,000	168,182
5.63%, 04/05/34 (a)	200,000	206,496
5.55%, 06/20/35 (a)	170,000	173,288
4.50%, 06/10/44 (a)	100,000	83,614
5.50%, 12/01/46 (a)	100,000	96,288
4.00%, 11/15/49 (a)	100,000	74,142
3.40%, 08/01/51 (a)	150,000	99,099
6.70%, 11/15/53 (a)	225,000	242,509
5.95%, 04/05/54 (a)	125,000	123,500
7.20%, 06/27/54 (a)(b)	125,000	130,201
7.38%, 03/15/55 (a)(b)	100,000	105,325
Energy Transfer LP
6.05%, 12/01/26 (a)	150,000	152,941
4.40%, 03/15/27 (a)	150,000	150,323
4.20%, 04/15/27 (a)	100,000	99,925
5.50%, 06/01/27 (a)	150,000	152,664
4.00%, 10/01/27 (a)	100,000	99,554
5.55%, 02/15/28 (a)	150,000	154,464
4.95%, 05/15/28 (a)	150,000	152,476
4.95%, 06/15/28 (a)	150,000	152,589
6.10%, 12/01/28 (a)	150,000	158,026
5.25%, 04/15/29 (a)	300,000	308,493
5.25%, 07/01/29 (a)	200,000	206,194
4.15%, 09/15/29 (a)	100,000	99,152
5.20%, 04/01/30 (a)	125,000	128,593
3.75%, 05/15/30 (a)	100,000	96,883
6.40%, 12/01/30 (a)	200,000	216,512
5.75%, 02/15/33 (a)	250,000	260,022
6.55%, 12/01/33 (a)	250,000	271,192
5.55%, 05/15/34 (a)	200,000	203,304
5.60%, 09/01/34 (a)	225,000	228,789
4.90%, 03/15/35 (a)	80,000	76,992
5.70%, 04/01/35 (a)	200,000	203,840
6.63%, 10/15/36	100,000	107,907
5.80%, 06/15/38 (a)	100,000	100,952
7.50%, 07/01/38	100,000	115,049
6.05%, 06/01/41 (a)	100,000	100,063
6.50%, 02/01/42 (a)	150,000	155,823
6.10%, 02/15/42	50,000	50,047
4.95%, 01/15/43 (a)	100,000	86,771
5.15%, 02/01/43 (a)	100,000	88,929
5.95%, 10/01/43 (a)	100,000	97,274
5.30%, 04/01/44 (a)	100,000	89,735
5.00%, 05/15/44 (a)	75,000	64,912
5.15%, 03/15/45 (a)	200,000	176,130
5.35%, 05/15/45 (a)	175,000	157,019
6.13%, 12/15/45 (a)	165,000	162,477
5.30%, 04/15/47 (a)	200,000	176,532
5.40%, 10/01/47 (a)	275,000	245,198
6.00%, 06/15/48 (a)	200,000	192,284
6.25%, 04/15/49 (a)	300,000	294,528
5.00%, 05/15/50 (a)	350,000	290,972
5.95%, 05/15/54 (a)	300,000	281,637
6.05%, 09/01/54 (a)	225,000	214,200
6.20%, 04/01/55 (a)	200,000	194,384
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,406
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	200,000	201,312
3.95%, 02/15/27 (a)	150,000	149,757
4.30%, 06/20/28 (a)	90,000	90,659
4.15%, 10/16/28 (a)	150,000	150,644
3.13%, 07/31/29 (a)	150,000	144,528
2.80%, 01/31/30 (a)	250,000	236,097
4.60%, 01/15/31 (a)	140,000	141,431
5.35%, 01/31/33 (a)	200,000	207,526
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 03/01/33	50,000	56,318
4.85%, 01/31/34 (a)	150,000	149,894
6.65%, 10/15/34	75,000	84,624
4.95%, 02/15/35 (a)	200,000	199,784
5.20%, 01/15/36 (a)	140,000	141,256
7.55%, 04/15/38	100,000	118,766
6.13%, 10/15/39	100,000	106,847
6.45%, 09/01/40	100,000	109,827
5.95%, 02/01/41	100,000	103,727
5.70%, 02/15/42	100,000	100,636
4.85%, 08/15/42 (a)	100,000	90,978
4.45%, 02/15/43 (a)	200,000	172,770
4.85%, 03/15/44 (a)	225,000	203,519
5.10%, 02/15/45 (a)	200,000	185,196
4.90%, 05/15/46 (a)	200,000	179,520
4.25%, 02/15/48 (a)	250,000	202,275
4.80%, 02/01/49 (a)	250,000	216,530
4.20%, 01/31/50 (a)	250,000	196,840
3.70%, 01/31/51 (a)	200,000	143,526
3.20%, 02/15/52 (a)	200,000	130,122
3.30%, 02/15/53 (a)	100,000	65,606
4.95%, 10/15/54 (a)	125,000	108,628
5.55%, 02/16/55 (a)	250,000	238,752
3.95%, 01/31/60 (a)	150,000	108,069
5.25%, 08/16/77 (a)(b)	175,000	173,731
5.38%, 02/15/78 (a)(b)	100,000	99,097
EOG Resources, Inc.
4.40%, 07/15/28 (a)	90,000	90,902
4.38%, 04/15/30 (a)	100,000	100,637
5.00%, 07/15/32 (a)	230,000	234,158
3.90%, 04/01/35 (a)	74,000	67,911
5.35%, 01/15/36 (a)	230,000	233,721
4.95%, 04/15/50 (a)	150,000	132,216
5.65%, 12/01/54 (a)	175,000	169,561
5.95%, 07/15/55 (a)	90,000	90,875
EQT Corp.
3.90%, 10/01/27 (a)	250,000	247,755
5.70%, 04/01/28 (a)	100,000	103,432
4.50%, 01/15/29 (a)(d)	100,000	99,788
5.00%, 01/15/29 (a)	100,000	101,217
6.38%, 04/01/29 (a)(d)	100,000	103,689
7.00%, 02/01/30 (a)(g)	50,000	54,428
7.50%, 06/01/30 (a)(d)	100,000	110,178
4.75%, 01/15/31 (a)(d)	200,000	198,760
5.75%, 02/01/34 (a)	150,000	155,466
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	125,383
5.38%, 03/15/30 (a)	200,000	202,228
4.75%, 02/01/32 (a)	200,000	194,922
5.70%, 01/15/35 (a)	150,000	152,310
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	250,000	248,482
2.44%, 08/16/29 (a)	200,000	190,132
3.48%, 03/19/30 (a)	100,000	97,847
2.61%, 10/15/30 (a)	350,000	326,501
3.00%, 08/16/39 (a)	150,000	117,756
4.23%, 03/19/40 (a)	350,000	315,416
3.57%, 03/06/45 (a)	230,000	176,893
4.11%, 03/01/46 (a)	475,000	391,143
3.10%, 08/16/49 (a)	300,000	200,919
4.33%, 03/19/50 (a)	500,000	414,525
3.45%, 04/15/51 (a)	450,000	318,006
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	188,186
4.85%, 11/15/35 (a)	250,000	242,925
6.70%, 09/15/38	100,000	110,099
7.45%, 09/15/39	200,000	234,868
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/41 (a)	150,000	129,179
4.75%, 08/01/43 (a)	100,000	86,918
5.00%, 11/15/45 (a)	330,000	291,581
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,143
4.85%, 12/01/29 (a)	75,000	74,735
2.90%, 09/29/31 (a)	100,000	87,317
5.50%, 12/01/34 (a)	100,000	96,345
Hess Corp.
4.30%, 04/01/27 (a)	250,000	250,700
7.88%, 10/01/29	100,000	113,755
7.30%, 08/15/31	100,000	115,389
7.13%, 03/15/33	100,000	115,338
6.00%, 01/15/40	100,000	107,153
5.60%, 02/15/41	200,000	202,754
5.80%, 04/01/47 (a)	100,000	101,179
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,206
4.50%, 10/01/30 (a)	100,000	97,794
5.75%, 01/15/31 (a)	100,000	103,238
5.50%, 09/01/32 (a)	150,000	150,575
6.25%, 01/15/35 (a)	150,000	154,536
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	100,000	113,297
5.80%, 03/15/35	150,000	154,906
6.50%, 02/01/37	75,000	80,202
6.95%, 01/15/38	180,000	200,434
6.50%, 09/01/39	100,000	107,267
6.55%, 09/15/40	75,000	80,408
7.50%, 11/15/40	100,000	116,583
6.38%, 03/01/41	100,000	104,813
5.63%, 09/01/41	50,000	48,648
5.00%, 08/15/42 (a)	100,000	89,797
4.70%, 11/01/42 (a)	45,000	38,922
5.00%, 03/01/43 (a)	100,000	89,860
5.50%, 03/01/44 (a)	200,000	188,792
5.40%, 09/01/44 (a)	95,000	88,181
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	100,000	97,148
4.30%, 03/01/28 (a)	200,000	200,768
5.00%, 02/01/29 (a)	200,000	204,346
5.15%, 06/01/30 (a)	200,000	205,868
2.00%, 02/15/31 (a)	250,000	220,412
7.80%, 08/01/31	100,000	115,837
7.75%, 01/15/32	150,000	173,340
4.80%, 02/01/33 (a)	200,000	197,884
5.20%, 06/01/33 (a)	250,000	252,985
5.40%, 02/01/34 (a)	150,000	152,778
5.30%, 12/01/34 (a)	150,000	151,037
5.85%, 06/01/35 (a)	150,000	155,920
5.55%, 06/01/45 (a)	330,000	310,537
5.05%, 02/15/46 (a)	200,000	176,168
5.20%, 03/01/48 (a)	100,000	89,296
3.25%, 08/01/50 (a)	100,000	63,791
3.60%, 02/15/51 (a)	150,000	102,203
5.45%, 08/01/52 (a)	150,000	136,287
5.95%, 08/01/54 (a)	100,000	97,219
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,846
3.80%, 04/01/28 (a)	100,000	99,062
5.15%, 03/01/30 (a)	200,000	205,816
5.70%, 03/01/35 (a)	150,000	153,348
6.50%, 03/01/41 (a)	220,000	231,389
4.75%, 09/15/44 (a)	150,000	126,435
4.50%, 04/01/48 (a)	50,000	39,075
5.00%, 09/15/54 (a)	100,000	81,808
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
4.13%, 03/01/27 (a)	200,000	199,568
4.25%, 12/01/27 (a)	150,000	150,125
4.00%, 03/15/28 (a)	250,000	248,690
4.80%, 02/15/29 (a)	150,000	152,058
2.65%, 08/15/30 (a)	250,000	228,602
4.80%, 02/15/31 (a)	200,000	200,211
4.95%, 09/01/32 (a)	150,000	149,189
5.00%, 01/15/33 (a)	150,000	148,803
5.00%, 03/01/33 (a)	200,000	198,300
5.50%, 06/01/34 (a)	325,000	327,853
5.40%, 04/01/35 (a)	175,000	174,088
5.40%, 09/15/35 (a)	300,000	296,298
4.50%, 04/15/38 (a)	350,000	311,853
5.20%, 03/01/47 (a)	150,000	130,620
5.20%, 12/01/47 (a)	100,000	86,819
4.70%, 04/15/48 (a)	300,000	243,489
5.50%, 02/15/49 (a)	200,000	180,082
4.95%, 03/14/52 (a)	250,000	205,947
5.65%, 03/01/53 (a)	100,000	90,906
5.95%, 04/01/55 (a)	175,000	165,168
6.20%, 09/15/55 (a)	200,000	194,876
4.90%, 04/15/58 (a)	100,000	80,473
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,182
4.75%, 09/01/28 (a)	100,000	100,380
5.50%, 03/15/30 (a)	95,000	98,229
5.95%, 03/15/35 (a)	95,000	97,857
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	99,709
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	96,694
3.95%, 12/01/42 (a)	225,000	170,683
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	100,000	105,388
5.00%, 08/01/27 (a)	100,000	101,084
6.38%, 09/01/28 (a)	100,000	104,470
5.20%, 08/01/29 (a)	200,000	202,834
8.88%, 07/15/30 (a)	200,000	230,222
6.63%, 09/01/30 (a)	150,000	159,639
6.13%, 01/01/31 (a)	200,000	209,186
7.50%, 05/01/31	200,000	223,654
7.88%, 09/15/31	75,000	84,871
5.38%, 01/01/32 (a)	150,000	150,948
5.55%, 10/01/34 (a)	200,000	199,150
6.45%, 09/15/36	300,000	310,686
7.95%, 06/15/39	75,000	85,653
6.20%, 03/15/40	150,000	148,136
6.60%, 03/15/46 (a)	200,000	201,166
4.40%, 04/15/46 (a)	100,000	75,894
4.20%, 03/15/48 (a)	50,000	35,422
6.05%, 10/01/54 (a)	200,000	186,572
ONEOK Partners LP
6.65%, 10/01/36	100,000	108,154
6.85%, 10/15/37	75,000	81,989
6.13%, 02/01/41 (a)	150,000	151,496
6.20%, 09/15/43 (a)	75,000	75,215
ONEOK, Inc.
5.55%, 11/01/26 (a)	150,000	151,891
4.00%, 07/13/27 (a)	100,000	99,685
4.25%, 09/24/27 (a)	200,000	200,268
4.55%, 07/15/28 (a)	150,000	151,211
5.65%, 11/01/28 (a)	150,000	155,854
4.35%, 03/15/29 (a)	150,000	149,763
5.38%, 06/01/29 (a)	100,000	102,982
3.40%, 09/01/29 (a)	150,000	144,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 10/15/29 (a)	100,000	99,961
3.10%, 03/15/30 (a)	100,000	94,341
3.25%, 06/01/30 (a)	100,000	94,601
5.80%, 11/01/30 (a)	100,000	105,264
6.35%, 01/15/31 (a)	70,000	75,175
4.75%, 10/15/31 (a)	250,000	250,132
4.95%, 10/15/32 (a)	150,000	149,148
6.10%, 11/15/32 (a)	150,000	159,517
6.05%, 09/01/33 (a)	300,000	315,639
5.65%, 09/01/34 (a)	100,000	101,794
5.05%, 11/01/34 (a)	300,000	292,749
6.00%, 06/15/35	75,000	77,795
5.40%, 10/15/35 (a)	200,000	198,242
5.15%, 10/15/43 (a)	75,000	66,757
5.60%, 04/01/44 (a)	75,000	69,763
5.05%, 04/01/45 (a)	75,000	65,189
4.25%, 09/15/46 (a)	75,000	57,263
5.45%, 06/01/47 (a)	75,000	67,232
4.95%, 07/13/47 (a)	100,000	85,045
4.20%, 10/03/47 (a)	100,000	75,603
5.20%, 07/15/48 (a)	200,000	174,820
4.85%, 02/01/49 (a)	100,000	81,912
4.45%, 09/01/49 (a)	150,000	117,053
3.95%, 03/01/50 (a)	150,000	106,467
4.50%, 03/15/50 (a)	50,000	39,087
7.15%, 01/15/51 (a)	50,000	53,763
6.63%, 09/01/53 (a)	325,000	333,811
5.70%, 11/01/54 (a)	200,000	182,512
6.25%, 10/15/55 (a)	225,000	220,007
5.85%, 11/01/64 (a)	100,000	91,502
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	154,537
7.20%, 11/01/31	75,000	82,420
7.38%, 11/01/31	200,000	221,740
6.25%, 07/15/33 (a)	100,000	104,126
6.50%, 08/15/34	100,000	105,434
6.63%, 08/15/37	100,000	103,997
7.10%, 07/15/53 (a)	100,000	103,516
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	73,226
7.15%, 10/01/33 (a)	100,000	104,428
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,205
2.15%, 12/15/30 (a)	150,000	133,608
4.65%, 11/15/34 (a)	125,000	120,654
5.88%, 05/01/42	275,000	276,012
4.88%, 11/15/44 (a)	300,000	262,977
3.30%, 03/15/52 (a)	200,000	128,672
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	99,269
4.95%, 12/01/27 (a)	150,000	152,409
3.75%, 03/01/28 (a)	100,000	99,214
3.15%, 12/15/29 (a)	100,000	95,827
5.25%, 06/15/31 (a)	225,000	233,399
5.30%, 06/30/33 (a)	150,000	153,217
4.95%, 03/15/35 (a)	100,000	97,986
4.68%, 02/15/45 (a)	100,000	84,041
4.90%, 10/01/46 (a)	100,000	86,310
5.65%, 06/15/54 (a)	100,000	93,190
5.50%, 03/15/55 (a)	100,000	91,523
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	200,000	179,100
2.15%, 01/15/31 (a)	200,000	179,502
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	200,000	206,090
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	130,000	130,152
3.55%, 12/15/29 (a)	150,000	144,653
3.80%, 09/15/30 (a)	150,000	144,768
5.70%, 09/15/34 (a)	150,000	153,177
6.65%, 01/15/37	100,000	108,469
5.15%, 06/01/42 (a)	100,000	89,524
4.30%, 01/31/43 (a)	50,000	39,721
4.70%, 06/15/44 (a)	100,000	82,765
4.90%, 02/15/45 (a)	100,000	84,979
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	250,000	251,452
4.50%, 05/15/30 (a)	375,000	376,222
5.90%, 09/15/37 (a)	100,000	105,223
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	250,000	234,007
2.75%, 04/06/30 (a)	300,000	283,467
4.13%, 05/11/35	275,000	261,239
4.55%, 08/12/43	175,000	154,679
4.38%, 05/11/45	330,000	281,335
4.00%, 05/10/46	280,000	223,454
3.75%, 09/12/46	200,000	154,274
3.25%, 04/06/50 (a)	350,000	239,991
Shell International Finance BV
2.50%, 09/12/26	175,000	172,364
3.88%, 11/13/28 (a)	300,000	299,751
2.38%, 11/07/29 (a)	100,000	95,029
4.13%, 05/11/35	75,000	73,603
6.38%, 12/15/38	500,000	558,005
5.50%, 03/25/40	225,000	229,678
2.88%, 11/26/41 (a)	50,000	36,001
3.63%, 08/21/42	80,000	63,226
4.38%, 05/11/45	75,000	64,175
4.00%, 05/10/46	75,000	60,254
3.13%, 11/07/49 (a)	200,000	133,608
3.00%, 11/26/51 (a)	200,000	128,606
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	150,000	151,392
5.03%, 10/01/29 (a)	200,000	202,620
5.58%, 10/01/34 (a)	200,000	198,698
6.18%, 10/01/54 (a)	150,000	142,770
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	99,006
5.95%, 09/25/43 (a)	75,000	74,636
4.50%, 03/15/45 (a)	150,000	125,574
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	111,786
5.95%, 12/01/34	75,000	78,130
6.80%, 05/15/38	96,000	104,026
6.50%, 06/15/38	75,000	80,182
6.85%, 06/01/39	150,000	164,758
4.00%, 11/15/47 (a)	100,000	74,009
3.75%, 03/04/51 (a)	150,000	104,631
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,659
6.15%, 03/01/29 (a)	200,000	211,236
4.20%, 02/01/33 (a)	150,000	141,552
6.13%, 03/15/33 (a)	175,000	185,321
6.50%, 03/30/34 (a)	175,000	189,292
5.50%, 02/15/35 (a)	175,000	176,578
5.55%, 08/15/35 (a)	175,000	176,153
5.65%, 02/15/36 (a)	140,000	141,756
4.95%, 04/15/52 (a)	200,000	165,694
6.25%, 07/01/52 (a)	100,000	98,747
6.50%, 02/15/53 (a)	150,000	153,402
6.13%, 05/15/55 (a)	175,000	170,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	200,266
5.50%, 03/01/30 (a)	150,000	152,961
4.88%, 02/01/31 (a)	150,000	149,474
4.00%, 01/15/32 (a)	175,000	164,692
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,417
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,717
7.63%, 04/01/37	75,000	88,802
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	111,578
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	147,756
2.83%, 01/10/30 (a)	200,000	191,250
2.99%, 06/29/41 (a)	175,000	130,071
3.46%, 07/12/49 (a)	200,000	141,346
3.13%, 05/29/50 (a)	450,000	296,779
3.39%, 06/29/60 (a)	100,000	64,655
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	149,898
5.15%, 04/05/34 (a)	275,000	283,610
4.72%, 09/10/34 (a)	200,000	200,034
5.49%, 04/05/54 (a)	325,000	309,699
5.28%, 09/10/54 (a)	175,000	162,008
5.64%, 04/05/64 (a)	200,000	191,580
5.43%, 09/10/64 (a)	200,000	185,674
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	250,317
4.10%, 04/15/30 (a)	200,000	197,092
4.63%, 03/01/34 (a)	300,000	289,515
5.60%, 03/31/34	100,000	102,750
5.85%, 03/15/36	100,000	103,775
6.20%, 10/15/37	175,000	184,648
7.25%, 08/15/38	100,000	113,910
7.63%, 01/15/39	250,000	294,002
6.10%, 06/01/40	150,000	155,481
5.00%, 10/16/43 (a)	75,000	69,241
5.10%, 03/15/49 (a)	150,000	135,488
7.00%, 06/01/65 (a)(b)	150,000	152,580
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,774
3.25%, 05/15/30 (a)	100,000	95,246
5.40%, 08/15/41 (a)	100,000	96,296
4.45%, 08/01/42 (a)	100,000	85,161
4.60%, 03/15/48 (a)	100,000	84,346
3.95%, 05/15/50 (a)	100,000	75,175
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	143,970
4.35%, 06/01/28 (a)	150,000	150,614
4.00%, 04/01/29 (a)	50,000	49,467
5.15%, 02/15/30 (a)	150,000	154,549
2.80%, 12/01/31 (a)	75,000	67,721
7.50%, 04/15/32	150,000	172,909
6.63%, 06/15/37	200,000	218,380
4.90%, 03/15/45	130,000	114,616
3.65%, 12/01/51 (a)	150,000	101,286
4.00%, 06/01/52 (a)	75,000	53,911
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,695
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	90,000	90,728
5.70%, 08/01/35 (a)	190,000	190,756
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Midstream Operating LP
6.35%, 01/15/29 (a)	100,000	105,232
4.05%, 02/01/30 (a)(f)	200,000	194,438
6.15%, 04/01/33 (a)	150,000	157,251
5.45%, 11/15/34 (a)	150,000	148,181
5.45%, 04/01/44 (a)	100,000	87,988
5.30%, 03/01/48 (a)	75,000	63,197
5.50%, 08/15/48 (a)	100,000	86,119
5.25%, 02/01/50 (a)(f)	175,000	146,629
Williams Cos., Inc.
3.75%, 06/15/27 (a)	275,000	272,827
5.30%, 08/15/28 (a)	150,000	154,795
4.90%, 03/15/29 (a)	150,000	152,920
4.80%, 11/15/29 (a)	75,000	76,300
4.63%, 06/30/30 (a)	150,000	150,905
3.50%, 11/15/30 (a)	150,000	142,958
7.50%, 01/15/31	75,000	85,033
2.60%, 03/15/31 (a)	225,000	203,503
8.75%, 03/15/32	50,000	60,481
4.65%, 08/15/32 (a)	150,000	148,143
5.65%, 03/15/33 (a)	100,000	104,243
5.15%, 03/15/34 (a)	225,000	225,679
5.60%, 03/15/35 (a)	200,000	205,434
5.30%, 09/30/35 (a)	150,000	150,041
6.30%, 04/15/40	200,000	212,314
5.80%, 11/15/43 (a)	72,000	71,614
5.40%, 03/04/44 (a)	100,000	94,487
5.75%, 06/24/44 (a)	100,000	98,347
4.90%, 01/15/45 (a)	100,000	87,885
5.10%, 09/15/45 (a)	200,000	180,724
4.85%, 03/01/48 (a)	150,000	129,324
3.50%, 10/15/51 (a)	75,000	50,892
5.30%, 08/15/52 (a)	150,000	135,905
5.80%, 11/15/54 (a)	150,000	145,082
6.00%, 03/15/55 (a)	75,000	74,705
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,314
5.40%, 05/19/30 (a)	200,000	205,562
5.70%, 05/19/32 (a)	100,000	103,446
5.10%, 09/12/34 (a)	225,000	220,603
6.00%, 05/19/35 (a)	200,000	206,778
5.70%, 09/12/54 (a)	150,000	138,008
		91,878,310
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	75,027
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	156,666
Brown University
2.92%, 09/01/50 (a)	100,000	65,167
California Institute of Technology
4.32%, 08/01/45	100,000	85,135
3.65%, 09/01/19 (a)	150,000	94,548
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	46,452
Chevron USA, Inc.
4.30%, 10/15/30 (a)	200,000	201,142
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	149,301
4.00%, 05/01/32 (a)	150,000	146,041
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	31,853
Cornell University
4.84%, 06/15/34 (a)	100,000	100,858
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke University
2.68%, 10/01/44	100,000	71,715
2.76%, 10/01/50	25,000	15,872
2.83%, 10/01/55	100,000	61,765
Emory University
2.97%, 09/01/50 (a)	150,000	98,041
George Washington University
4.30%, 09/15/44	100,000	84,640
4.87%, 09/15/45	50,000	45,391
4.13%, 09/15/48 (a)	150,000	120,172
Georgetown University
4.32%, 04/01/49 (a)	50,000	40,912
2.94%, 04/01/50 (a)	100,000	63,711
5.22%, 10/01/18 (a)	50,000	43,068
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,770
5.90%, 03/01/33 (a)	100,000	104,745
Johns Hopkins University
4.08%, 07/01/53	100,000	79,598
2.81%, 01/01/60 (a)	75,000	44,194
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	191,406
4.15%, 08/01/30 (a)	150,000	150,691
3.65%, 05/01/48 (a)	100,000	77,717
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	137,398
2.99%, 07/01/50 (a)	100,000	66,742
2.29%, 07/01/51 (a)	100,000	56,477
5.62%, 06/01/55 (a)	100,000	102,255
5.60%, 07/01/11	150,000	146,811
4.68%, 07/01/14	175,000	145,472
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	104,660
Northeastern University
2.89%, 10/01/50	75,000	49,944
Northwestern University
4.64%, 12/01/44	100,000	94,775
2.64%, 12/01/50 (a)	100,000	62,005
3.66%, 12/01/57 (a)	75,000	53,959
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	150,081
4.88%, 10/15/40	75,000	74,031
3.15%, 07/15/46 (a)	100,000	72,194
2.52%, 10/15/50 (a)	100,000	60,137
3.75%, 11/15/52 (a)	100,000	75,477
3.30%, 07/15/56 (a)	100,000	67,962
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	101,081
4.30%, 08/09/28 (a)	100,000	100,294
2.90%, 10/01/30 (a)	175,000	163,021
4.50%, 01/15/31 (a)	100,000	99,854
5.25%, 08/09/34 (a)	100,000	101,386
5.10%, 08/09/35 (a)	100,000	99,101
3.05%, 10/01/41 (a)	150,000	107,928
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	52,312
Trustees of Boston College
3.13%, 07/01/52	100,000	68,000
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	73,141
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	50,442
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Princeton University
5.70%, 03/01/39	150,000	160,731
2.52%, 07/01/50 (a)	100,000	60,967
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	50,000	29,059
4.67%, 09/01/12	50,000	40,682
3.61%, 02/15/19 (a)	75,000	47,708
University of Chicago
2.76%, 04/01/45 (a)	100,000	78,286
2.55%, 04/01/50 (a)	100,000	64,506
University of Miami
4.06%, 04/01/52	100,000	78,921
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	73,697
University of Southern California
3.03%, 10/01/39	150,000	123,612
3.84%, 10/01/47 (a)	75,000	59,161
2.95%, 10/01/51 (a)	100,000	64,322
4.98%, 10/01/53 (a)	100,000	91,629
3.23%, 10/01/20 (a)	100,000	56,611
Washington University
3.52%, 04/15/54 (a)	125,000	89,404
4.35%, 04/15/22 (a)	100,000	75,230
William Marsh Rice University
3.57%, 05/15/45	200,000	157,366
Yale University
1.48%, 04/15/30 (a)	50,000	44,636
4.70%, 04/15/32 (a)	100,000	102,161
2.40%, 04/15/50 (a)	100,000	58,868
		6,672,095
Technology 2.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	200,066
4.05%, 10/04/29 (a)	200,000	199,910
4.25%, 10/04/31 (a)	200,000	199,312
4.50%, 10/04/34 (a)	300,000	292,989
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	195,372
4.85%, 04/04/27 (a)	100,000	101,507
4.75%, 01/17/28 (a)	100,000	102,022
4.80%, 04/04/29 (a)	125,000	128,606
4.95%, 01/17/30 (a)	100,000	103,806
2.30%, 02/01/30 (a)	200,000	186,002
4.95%, 04/04/34 (a)	150,000	153,523
5.30%, 01/17/35 (a)	100,000	104,584
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	101,034
3.92%, 06/01/32 (a)	100,000	97,323
4.39%, 06/01/52 (a)	75,000	63,062
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	141,966
4.00%, 05/15/30 (a)	150,000	150,956
1.10%, 08/15/30 (a)	450,000	393,516
4.50%, 05/15/35 (a)	250,000	248,097
1.90%, 08/15/40 (a)	250,000	167,515
2.05%, 08/15/50 (a)	400,000	218,984
5.25%, 05/15/55 (a)	250,000	242,902
2.25%, 08/15/60 (a)	375,000	194,722
5.30%, 05/15/65 (a)	250,000	240,905
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	137,270
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	99,420
3.45%, 06/15/27 (a)	100,000	99,247
4.25%, 06/15/28 (a)	160,000	161,299
1.70%, 10/01/28 (a)	200,000	186,918
4.50%, 06/15/30 (a)	120,000	121,692
2.10%, 10/01/31 (a)	200,000	176,826
5.05%, 04/01/34 (a)	100,000	102,965
2.80%, 10/01/41 (a)	200,000	145,192
2.95%, 10/01/51 (a)	200,000	128,474
5.30%, 04/01/54 (a)	100,000	95,719
Apple, Inc.
3.35%, 02/09/27 (a)	300,000	297,960
3.20%, 05/11/27 (a)	350,000	346,468
3.00%, 06/20/27 (a)	200,000	197,512
2.90%, 09/12/27 (a)	350,000	344,407
3.00%, 11/13/27 (a)	300,000	295,680
1.20%, 02/08/28 (a)	450,000	423,504
4.00%, 05/10/28 (a)	250,000	251,705
4.00%, 05/12/28 (a)	300,000	302,049
1.40%, 08/05/28 (a)	400,000	374,508
3.25%, 08/08/29 (a)	225,000	220,297
2.20%, 09/11/29 (a)	350,000	327,876
4.15%, 05/10/30 (a)	100,000	101,361
1.65%, 05/11/30 (a)	300,000	270,558
4.20%, 05/12/30 (a)	200,000	202,572
1.25%, 08/20/30 (a)	200,000	175,648
1.65%, 02/08/31 (a)	500,000	442,175
1.70%, 08/05/31 (a)	200,000	175,844
4.50%, 05/12/32 (a)	200,000	203,566
3.35%, 08/08/32 (a)	125,000	118,581
4.30%, 05/10/33 (a)	175,000	176,143
4.75%, 05/12/35 (a)	200,000	203,182
4.50%, 02/23/36 (a)	200,000	200,614
2.38%, 02/08/41 (a)	300,000	210,360
3.85%, 05/04/43	530,000	443,181
4.45%, 05/06/44	150,000	137,774
3.45%, 02/09/45	400,000	310,204
4.38%, 05/13/45	350,000	309,022
4.65%, 02/23/46 (a)	625,000	571,475
3.85%, 08/04/46 (a)	350,000	282,744
4.25%, 02/09/47 (a)	195,000	167,181
3.75%, 09/12/47 (a)	200,000	157,086
3.75%, 11/13/47 (a)	200,000	158,094
2.95%, 09/11/49 (a)	300,000	199,374
2.65%, 05/11/50 (a)	475,000	294,267
2.40%, 08/20/50 (a)	200,000	117,424
2.65%, 02/08/51 (a)	575,000	353,222
2.70%, 08/05/51 (a)	250,000	154,255
3.95%, 08/08/52 (a)	300,000	236,535
4.85%, 05/10/53 (a)	250,000	236,227
2.55%, 08/20/60 (a)	300,000	170,424
2.80%, 02/08/61 (a)	325,000	190,349
2.85%, 08/05/61 (a)	275,000	162,264
4.10%, 08/08/62 (a)	200,000	156,560
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	223,054
4.80%, 06/15/29 (a)	150,000	154,104
1.75%, 06/01/30 (a)	150,000	134,651
5.10%, 10/01/35 (a)	75,000	77,129
5.85%, 06/15/41	100,000	104,602
4.35%, 04/01/47 (a)	150,000	127,935
2.75%, 06/01/50 (a)	150,000	93,774
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	98,739
5.15%, 08/21/29 (a)	100,000	102,339
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/15/32 (a)	100,000	88,429
5.88%, 04/10/34 (a)	100,000	103,879
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	103,005
5.50%, 05/15/34 (a)	100,000	102,309
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	98,923
2.85%, 01/15/30 (a)	100,000	94,452
2.40%, 12/15/31 (a)	200,000	176,260
5.30%, 06/15/35 (a)	90,000	91,704
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	189,274
1.25%, 09/01/30 (a)	200,000	174,900
4.75%, 05/08/32 (a)	200,000	204,454
4.45%, 09/09/34 (a)	175,000	172,182
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	104,164
3.00%, 05/15/31 (a)	50,000	45,285
5.50%, 06/01/32 (a)	50,000	50,631
Baidu, Inc.
4.88%, 11/14/28 (a)	200,000	204,042
2.38%, 08/23/31 (a)	200,000	181,084
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	498,020
3.50%, 01/15/28 (a)	150,000	148,061
Broadcom, Inc.
5.05%, 07/12/27 (a)	225,000	228,622
1.95%, 02/15/28 (a)(d)	100,000	95,137
4.15%, 02/15/28 (a)	150,000	150,159
4.80%, 04/15/28 (a)	200,000	203,692
4.11%, 09/15/28 (a)	200,000	199,964
4.00%, 04/15/29 (a)(d)	150,000	149,013
4.75%, 04/15/29 (a)	300,000	305,532
5.05%, 07/12/29 (a)	400,000	411,340
4.35%, 02/15/30 (a)	250,000	250,570
5.00%, 04/15/30 (a)	150,000	154,353
5.05%, 04/15/30 (a)	150,000	154,654
4.60%, 07/15/30 (a)	310,000	313,270
4.15%, 11/15/30 (a)	350,000	346,752
2.45%, 02/15/31 (a)(d)	525,000	474,689
5.15%, 11/15/31 (a)	250,000	258,642
4.55%, 02/15/32 (a)	150,000	149,531
4.15%, 04/15/32 (a)(d)	250,000	242,282
5.20%, 04/15/32 (a)	200,000	206,602
4.90%, 07/15/32 (a)	310,000	313,906
4.30%, 11/15/32 (a)	350,000	341,204
2.60%, 02/15/33 (a)(d)	300,000	259,353
3.42%, 04/15/33 (a)(d)	400,000	364,564
3.47%, 04/15/34 (a)(d)	600,000	537,864
4.80%, 10/15/34 (a)	300,000	296,844
5.20%, 07/15/35 (a)	450,000	454,554
3.14%, 11/15/35 (a)(d)	500,000	423,070
3.19%, 11/15/36 (a)(d)	525,000	437,393
4.93%, 05/15/37 (a)(d)	463,000	450,703
3.50%, 02/15/41 (a)(d)	525,000	416,971
3.75%, 02/15/51 (a)(d)	250,000	186,722
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	150,000	141,977
2.60%, 05/01/31 (a)	200,000	180,224
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,389
4.30%, 09/10/29 (a)	200,000	201,262
4.70%, 09/10/34 (a)	175,000	173,262
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	195,784
4.25%, 04/01/28 (a)	200,000	199,004
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/15/29 (a)	100,000	95,727
5.10%, 03/01/30 (a)	100,000	101,827
3.57%, 12/01/31 (a)	200,000	186,342
5.55%, 08/22/34 (a)	100,000	101,502
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	97,305
4.95%, 03/14/30 (a)(d)	125,000	127,594
2.30%, 09/14/31 (a)	100,000	87,961
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	200,000	197,042
4.80%, 02/26/27 (a)	400,000	405,236
4.55%, 02/24/28 (a)	150,000	152,335
4.85%, 02/26/29 (a)	500,000	513,655
4.75%, 02/24/30 (a)	200,000	205,394
4.95%, 02/26/31 (a)	250,000	258,912
4.95%, 02/24/32 (a)	200,000	206,572
5.05%, 02/26/34 (a)	500,000	513,785
5.10%, 02/24/35 (a)	200,000	204,748
5.90%, 02/15/39	375,000	403,882
5.50%, 01/15/40	200,000	207,024
5.30%, 02/26/54 (a)	350,000	335,986
5.50%, 02/24/55 (a)	150,000	148,161
5.35%, 02/26/64 (a)	200,000	191,218
Concentrix Corp.
6.60%, 08/02/28 (a)	150,000	158,812
6.85%, 08/02/33 (a)	100,000	105,218
Corning, Inc.
5.75%, 08/15/40	100,000	102,415
4.75%, 03/15/42	100,000	90,602
5.35%, 11/15/48 (a)	100,000	94,620
3.90%, 11/15/49 (a)	100,000	76,286
4.38%, 11/15/57 (a)	150,000	120,368
5.85%, 11/15/68 (a)	50,000	48,090
5.45%, 11/15/79 (a)	190,000	172,651
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	339,000	340,654
6.10%, 07/15/27 (a)	97,000	100,177
5.25%, 02/01/28 (a)	194,000	198,957
4.75%, 04/01/28 (a)	170,000	172,390
5.30%, 10/01/29 (a)	291,000	301,325
4.35%, 02/01/30 (a)	145,000	144,854
5.00%, 04/01/30 (a)	170,000	174,241
6.20%, 07/15/30 (a)	97,000	104,309
5.30%, 04/01/32 (a)	170,000	175,292
5.75%, 02/01/33 (a)	194,000	204,598
5.40%, 04/15/34 (a)	170,000	173,823
4.85%, 02/01/35 (a)	145,000	141,078
5.50%, 04/01/35 (a)	170,000	173,318
8.10%, 07/15/36 (a)	183,000	221,849
3.38%, 12/15/41 (a)	145,000	108,363
8.35%, 07/15/46 (a)	135,000	172,581
3.45%, 12/15/51 (a)	145,000	99,076
Dell, Inc.
7.10%, 04/15/28	73,000	78,211
6.50%, 04/15/38	73,000	77,945
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	145,893
2.38%, 09/15/28 (a)	150,000	140,817
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	152,901
5.10%, 06/01/28 (a)	150,000	153,438
4.80%, 09/15/29 (a)	100,000	101,658
3.10%, 05/15/30 (a)	100,000	94,409
2.35%, 09/15/31 (a)	200,000	176,526
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	128,354
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.
2.90%, 11/18/26 (a)	100,000	98,386
1.55%, 03/15/28 (a)	150,000	140,706
2.00%, 05/15/28 (a)	75,000	70,913
3.20%, 11/18/29 (a)	200,000	191,186
2.15%, 07/15/30 (a)	200,000	180,454
2.50%, 05/15/31 (a)	200,000	179,516
3.90%, 04/15/32 (a)	200,000	190,482
3.00%, 07/15/50 (a)	100,000	62,932
2.95%, 09/15/51 (a)	95,000	58,410
3.40%, 02/15/52 (a)	100,000	66,946
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,189
3.45%, 03/01/32 (a)	100,000	92,266
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	141,300
2.25%, 03/01/31 (a)	200,000	177,632
5.10%, 07/15/32 (a)	150,000	153,273
3.10%, 03/01/41 (a)	100,000	73,508
4.50%, 08/15/46 (a)	75,000	61,596
Fiserv, Inc.
5.15%, 03/15/27 (a)	150,000	151,946
2.25%, 06/01/27 (a)	200,000	193,782
5.45%, 03/02/28 (a)	150,000	154,288
5.38%, 08/21/28 (a)	150,000	154,782
4.20%, 10/01/28 (a)	150,000	149,921
3.50%, 07/01/29 (a)	525,000	509,791
4.75%, 03/15/30 (a)	150,000	152,211
2.65%, 06/01/30 (a)	150,000	138,666
4.55%, 02/15/31 (a)	150,000	149,978
5.35%, 03/15/31 (a)	75,000	78,062
5.60%, 03/02/33 (a)	175,000	181,690
5.63%, 08/21/33 (a)	250,000	259,797
5.45%, 03/15/34 (a)	150,000	153,796
5.15%, 08/12/34 (a)	150,000	150,446
5.25%, 08/11/35 (a)	150,000	149,532
4.40%, 07/01/49 (a)	375,000	300,315
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	103,563
4.88%, 06/15/29 (a)	100,000	101,149
4.88%, 05/12/30 (a)	100,000	101,149
5.25%, 01/15/32 (a)	100,000	102,216
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	89,154
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	50,000	52,127
Global Payments, Inc.
2.15%, 01/15/27 (a)	150,000	145,823
4.45%, 06/01/28 (a)	100,000	100,289
3.20%, 08/15/29 (a)	250,000	237,402
5.30%, 08/15/29 (a)	100,000	102,405
2.90%, 05/15/30 (a)	225,000	208,161
2.90%, 11/15/31 (a)	150,000	134,259
5.40%, 08/15/32 (a)	150,000	152,805
4.15%, 08/15/49 (a)	100,000	73,900
5.95%, 08/15/52 (a)	150,000	142,857
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	200,000	200,296
4.40%, 09/25/27 (a)	200,000	201,022
5.25%, 07/01/28 (a)	100,000	102,917
4.55%, 10/15/29 (a)	300,000	302,001
4.85%, 10/15/31 (a)	250,000	252,140
5.00%, 10/15/34 (a)	350,000	344,099
6.20%, 10/15/35 (a)	150,000	160,233
6.35%, 10/15/45 (a)	262,000	270,096
5.60%, 10/15/54 (a)	200,000	184,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
3.00%, 06/17/27 (a)	200,000	196,014
4.75%, 01/15/28 (a)	100,000	101,366
4.00%, 04/15/29 (a)	200,000	197,500
5.40%, 04/25/30 (a)	100,000	103,954
3.40%, 06/17/30 (a)	75,000	71,409
2.65%, 06/17/31 (a)	200,000	179,722
4.20%, 04/15/32 (a)	150,000	144,786
5.50%, 01/15/33 (a)	150,000	154,111
6.10%, 04/25/35 (a)	100,000	104,575
6.00%, 09/15/41	150,000	152,415
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,691
4.60%, 02/05/29 (a)	100,000	101,482
4.75%, 02/05/31 (a)	150,000	153,025
4.90%, 02/05/34 (a)	200,000	200,330
5.25%, 02/05/44 (a)	200,000	191,800
5.30%, 02/05/54 (a)	150,000	139,028
Intel Corp.
3.75%, 03/25/27 (a)	225,000	222,948
3.15%, 05/11/27 (a)	150,000	147,135
3.75%, 08/05/27 (a)	200,000	198,020
4.88%, 02/10/28 (a)	300,000	304,005
1.60%, 08/12/28 (a)	200,000	185,592
4.00%, 08/05/29 (a)	200,000	197,108
2.45%, 11/15/29 (a)	350,000	322,892
5.13%, 02/10/30 (a)	200,000	205,008
3.90%, 03/25/30 (a)	300,000	292,551
5.00%, 02/21/31 (a)	100,000	102,019
2.00%, 08/12/31 (a)	100,000	86,673
4.15%, 08/05/32 (a)	200,000	190,400
4.00%, 12/15/32	150,000	140,996
5.20%, 02/10/33 (a)	400,000	402,972
5.15%, 02/21/34 (a)	150,000	149,955
4.60%, 03/25/40 (a)	150,000	132,153
2.80%, 08/12/41 (a)	150,000	100,800
4.80%, 10/01/41	170,000	147,851
4.25%, 12/15/42	100,000	80,198
5.63%, 02/10/43 (a)	200,000	189,806
4.90%, 07/29/45 (a)	175,000	148,537
4.10%, 05/19/46 (a)	250,000	187,610
4.10%, 05/11/47 (a)	175,000	129,647
3.73%, 12/08/47 (a)	350,000	244,790
3.25%, 11/15/49 (a)	400,000	251,064
4.75%, 03/25/50 (a)	400,000	320,716
3.05%, 08/12/51 (a)	250,000	147,958
4.90%, 08/05/52 (a)	300,000	244,290
5.70%, 02/10/53 (a)	200,000	183,844
5.60%, 02/21/54 (a)	200,000	181,752
3.10%, 02/15/60 (a)	160,000	88,651
4.95%, 03/25/60 (a)	175,000	140,807
3.20%, 08/12/61 (a)	100,000	56,413
5.05%, 08/05/62 (a)	100,000	80,385
5.90%, 02/10/63 (a)	200,000	184,854
International Business Machines Corp.
3.30%, 01/27/27	150,000	148,523
2.20%, 02/09/27 (a)	150,000	146,145
1.70%, 05/15/27 (a)	200,000	192,462
4.15%, 07/27/27 (a)	150,000	150,590
6.22%, 08/01/27	130,000	135,311
4.50%, 02/06/28 (a)	200,000	202,190
4.65%, 02/10/28 (a)	175,000	177,550
3.50%, 05/15/29	500,000	490,150
4.80%, 02/10/30 (a)	175,000	179,312
1.95%, 05/15/30 (a)	200,000	180,720
2.72%, 02/09/32 (a)	100,000	90,084
5.00%, 02/10/32 (a)	175,000	179,490
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 07/27/32 (a)	100,000	99,321
5.88%, 11/29/32	100,000	107,675
4.75%, 02/06/33 (a)	150,000	151,301
5.20%, 02/10/35 (a)	175,000	177,833
4.15%, 05/15/39	350,000	308,801
5.60%, 11/30/39	150,000	155,094
2.85%, 05/15/40 (a)	100,000	74,095
4.00%, 06/20/42	200,000	165,792
4.70%, 02/19/46	150,000	132,206
4.25%, 05/15/49	500,000	400,185
2.95%, 05/15/50 (a)	100,000	63,248
3.43%, 02/09/52 (a)	50,000	34,084
4.90%, 07/27/52 (a)	150,000	132,186
5.10%, 02/06/53 (a)	150,000	136,185
5.70%, 02/10/55 (a)	175,000	171,958
7.13%, 12/01/96	75,000	88,662
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,120
1.35%, 07/15/27 (a)	150,000	143,268
5.13%, 09/15/28 (a)	100,000	103,392
1.65%, 07/15/30 (a)	100,000	89,035
5.20%, 09/15/33 (a)	200,000	207,372
5.50%, 09/15/53 (a)	225,000	220,878
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	99,191
3.60%, 01/15/30 (a)	100,000	96,104
3.00%, 01/15/31 (a)	200,000	183,640
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	97,774
5.95%, 03/15/41	100,000	98,993
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,705
3.00%, 10/30/29 (a)	100,000	94,947
5.35%, 07/30/30 (a)	150,000	155,934
4.95%, 10/15/34 (a)	100,000	99,392
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,223
4.65%, 07/15/32 (a)	200,000	201,838
4.70%, 02/01/34 (a)	100,000	99,881
5.00%, 03/15/49 (a)	75,000	68,881
3.30%, 03/01/50 (a)	100,000	69,206
4.95%, 07/15/52 (a)	275,000	249,384
5.25%, 07/15/62 (a)	150,000	139,412
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	146,019
3.15%, 10/15/31 (a)	150,000	135,821
6.35%, 02/20/34 (a)	100,000	105,875
4.10%, 10/15/41 (a)	100,000	79,027
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	149,990
1.90%, 06/15/30 (a)	200,000	180,772
4.88%, 03/15/49 (a)	150,000	135,690
2.88%, 06/15/50 (a)	100,000	63,790
3.13%, 06/15/60 (a)	75,000	46,164
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	149,282
2.30%, 02/15/31 (a)	200,000	177,956
5.40%, 03/15/32 (a)	75,000	77,544
5.75%, 03/15/33 (a)	100,000	104,846
5.50%, 03/15/35 (a)	100,000	102,414
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	100,000	95,793
4.88%, 06/22/28 (a)	100,000	101,468
5.75%, 02/15/29 (a)	100,000	104,402
4.75%, 07/15/30 (a)	100,000	100,980
2.95%, 04/15/31 (a)	100,000	91,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 09/15/33 (a)	100,000	106,320
5.45%, 07/15/35 (a)	100,000	101,744
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	148,290
3.30%, 03/26/27 (a)	150,000	148,671
4.10%, 01/15/28 (a)	150,000	151,109
3.50%, 02/26/28 (a)	100,000	99,218
4.88%, 03/09/28 (a)	150,000	153,715
4.55%, 03/15/28 (a)	75,000	76,229
2.95%, 06/01/29 (a)	150,000	145,061
3.35%, 03/26/30 (a)	300,000	291,894
1.90%, 03/15/31 (a)	75,000	66,854
2.00%, 11/18/31 (a)	100,000	87,954
4.35%, 01/15/32 (a)	200,000	200,290
4.95%, 03/15/32 (a)	95,000	98,427
4.85%, 03/09/33 (a)	150,000	153,376
4.88%, 05/09/34 (a)	175,000	177,844
4.55%, 01/15/35 (a)	225,000	222,158
3.80%, 11/21/46 (a)	100,000	79,134
3.95%, 02/26/48 (a)	100,000	79,951
3.65%, 06/01/49 (a)	175,000	131,833
3.85%, 03/26/50 (a)	275,000	213,488
2.95%, 03/15/51 (a)	150,000	97,310
Microchip Technology, Inc.
4.90%, 03/15/28	175,000	177,564
5.05%, 03/15/29 (a)	150,000	153,024
5.05%, 02/15/30 (a)	175,000	178,642
Micron Technology, Inc.
5.38%, 04/15/28 (a)	200,000	206,178
5.33%, 02/06/29 (a)	100,000	102,817
6.75%, 11/01/29 (a)	200,000	217,172
4.66%, 02/15/30 (a)	150,000	150,935
5.30%, 01/15/31 (a)	150,000	154,816
2.70%, 04/15/32 (a)	200,000	176,052
5.65%, 11/01/32 (a)	75,000	78,416
5.88%, 02/09/33 (a)	150,000	157,683
5.88%, 09/15/33 (a)	100,000	105,211
5.80%, 01/15/35 (a)	200,000	206,964
6.05%, 11/01/35 (a)	200,000	210,210
3.37%, 11/01/41 (a)	100,000	74,880
3.48%, 11/01/51 (a)	100,000	68,193
Microsoft Corp.
3.40%, 09/15/26 (a)	150,000	149,376
3.30%, 02/06/27 (a)	250,000	248,202
3.40%, 06/15/27 (a)	75,000	74,782
1.35%, 09/15/30 (a)	100,000	88,630
3.50%, 02/12/35 (a)	250,000	234,812
4.20%, 11/03/35 (a)	150,000	148,931
3.45%, 08/08/36 (a)	300,000	270,942
4.10%, 02/06/37 (a)	150,000	144,570
5.20%, 06/01/39	75,000	78,986
4.50%, 10/01/40	100,000	96,451
5.30%, 02/08/41	100,000	103,999
3.50%, 11/15/42	75,000	60,887
3.75%, 02/12/45 (a)	100,000	83,007
4.45%, 11/03/45 (a)	175,000	160,639
3.70%, 08/08/46 (a)	299,000	241,030
4.25%, 02/06/47 (a)	200,000	177,456
4.50%, 06/15/47 (a)	100,000	89,981
2.53%, 06/01/50 (a)	1,150,000	703,823
2.50%, 09/15/50 (a)	250,000	152,032
2.92%, 03/17/52 (a)	1,125,000	738,484
4.00%, 02/12/55 (a)	100,000	80,251
3.95%, 08/08/56 (a)	50,000	39,386
4.50%, 02/06/57 (a)	150,000	134,010
2.68%, 06/01/60 (a)	679,000	393,711
3.04%, 03/17/62 (a)	345,000	217,412
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,411
4.25%, 02/01/29 (a)	75,000	75,364
2.00%, 08/19/31 (a)	200,000	175,774
5.00%, 08/05/34 (a)	100,000	101,405
2.75%, 08/19/41 (a)	100,000	70,648
5.25%, 07/15/44	100,000	95,928
4.88%, 12/17/48 (a)	100,000	89,107
3.25%, 05/20/50 (a)	100,000	66,606
3.75%, 02/25/52 (a)	50,000	36,807
3.10%, 11/29/61 (a)	100,000	61,644
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,617
5.00%, 04/15/29 (a)	50,000	51,177
4.60%, 05/23/29 (a)	150,000	151,650
4.85%, 08/15/30 (a)	110,000	112,108
2.30%, 11/15/30 (a)	175,000	157,442
2.75%, 05/24/31 (a)	150,000	136,772
5.60%, 06/01/32 (a)	100,000	104,543
5.20%, 08/15/32 (a)	90,000	92,237
5.40%, 04/15/34 (a)	200,000	205,394
5.55%, 08/15/35 (a)	170,000	175,348
5.50%, 09/01/44	50,000	48,897
MSCI, Inc.
5.25%, 09/01/35 (a)	250,000	248,330
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	145,221
2.70%, 06/22/30 (a)	100,000	92,236
5.50%, 03/17/32 (a)	100,000	103,589
5.70%, 03/17/35 (a)	100,000	103,053
Nokia OYJ
4.38%, 06/12/27	100,000	99,414
6.63%, 05/15/39	100,000	102,613
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	198,472
1.55%, 06/15/28 (a)	200,000	188,458
2.85%, 04/01/30 (a)	250,000	239,110
2.00%, 06/15/31 (a)	225,000	201,544
3.50%, 04/01/40 (a)	200,000	169,268
3.50%, 04/01/50 (a)	375,000	279,352
3.70%, 04/01/60 (a)	75,000	54,755
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	103,659
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	98,321
4.40%, 06/01/27 (a)	100,000	100,302
4.30%, 08/19/28 (a)	100,000	100,216
4.30%, 06/18/29 (a)	150,000	149,844
3.40%, 05/01/30 (a)	200,000	191,518
2.50%, 05/11/31 (a)	200,000	179,438
2.65%, 02/15/32 (a)	200,000	176,286
4.85%, 08/19/32 (a)	60,000	59,982
5.00%, 01/15/33 (a)	150,000	150,306
5.25%, 08/19/35 (a)	150,000	149,160
3.25%, 05/11/41 (a)	175,000	129,574
3.13%, 02/15/42 (a)	100,000	71,976
3.25%, 11/30/51 (a)	100,000	64,584
Oracle Corp.
2.80%, 04/01/27 (a)	400,000	391,624
3.25%, 11/15/27 (a)	500,000	490,370
2.30%, 03/25/28 (a)	350,000	334,463
4.50%, 05/06/28 (a)	100,000	100,891
4.80%, 08/03/28 (a)	300,000	305,694
4.20%, 09/27/29 (a)	300,000	299,301
6.15%, 11/09/29 (a)	250,000	267,327
2.95%, 04/01/30 (a)	600,000	565,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/06/30 (a)	150,000	152,089
3.25%, 05/15/30 (a)	100,000	95,308
2.88%, 03/25/31 (a)	600,000	550,608
5.25%, 02/03/32 (a)	200,000	205,820
6.25%, 11/09/32 (a)	400,000	432,420
4.90%, 02/06/33 (a)	250,000	250,202
4.30%, 07/08/34 (a)	300,000	284,322
4.70%, 09/27/34 (a)	300,000	290,040
3.90%, 05/15/35 (a)	250,000	225,547
5.50%, 08/03/35 (a)	275,000	280,406
3.85%, 07/15/36 (a)	200,000	175,960
3.80%, 11/15/37 (a)	300,000	255,960
6.50%, 04/15/38	225,000	244,071
6.13%, 07/08/39	250,000	261,155
3.60%, 04/01/40 (a)	550,000	436,342
5.38%, 07/15/40	400,000	387,236
3.65%, 03/25/41 (a)	400,000	313,140
4.50%, 07/08/44 (a)	205,000	171,790
4.13%, 05/15/45 (a)	350,000	275,530
4.00%, 07/15/46 (a)	545,000	415,802
4.00%, 11/15/47 (a)	400,000	302,940
3.60%, 04/01/50 (a)	825,000	564,663
3.95%, 03/25/51 (a)	600,000	433,350
6.90%, 11/09/52 (a)	450,000	487,368
5.55%, 02/06/53 (a)	400,000	367,408
5.38%, 09/27/54 (a)	300,000	267,600
4.38%, 05/15/55 (a)	225,000	171,353
6.00%, 08/03/55 (a)	300,000	293,115
3.85%, 04/01/60 (a)	650,000	435,662
4.10%, 03/25/61 (a)	275,000	192,992
5.50%, 09/27/64 (a)	225,000	199,712
6.13%, 08/03/65 (a)	100,000	97,134
Paychex, Inc.
5.10%, 04/15/30 (a)	250,000	257,357
5.35%, 04/15/32 (a)	250,000	258,570
5.60%, 04/15/35 (a)	200,000	206,798
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	196,926
3.90%, 06/01/27 (a)	100,000	99,922
4.45%, 03/06/28 (a)	100,000	101,159
2.85%, 10/01/29 (a)	300,000	286,080
2.30%, 06/01/30 (a)	200,000	183,724
4.40%, 06/01/32 (a)	200,000	198,714
5.15%, 06/01/34 (a)	150,000	153,346
5.10%, 04/01/35 (a)	100,000	101,313
3.25%, 06/01/50 (a)	150,000	102,159
5.05%, 06/01/52 (a)	175,000	160,323
5.50%, 06/01/54 (a)	75,000	73,022
5.25%, 06/01/62 (a)	75,000	68,996
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	196,120
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	346,563
1.30%, 05/20/28 (a)	117,000	109,420
2.15%, 05/20/30 (a)	200,000	183,606
4.50%, 05/20/30 (a)	100,000	101,689
1.65%, 05/20/32 (a)	208,000	175,024
4.25%, 05/20/32 (a)	100,000	99,428
4.75%, 05/20/32 (a)	100,000	101,822
5.40%, 05/20/33 (a)	150,000	158,568
4.65%, 05/20/35 (a)	175,000	174,237
5.00%, 05/20/35 (a)	100,000	101,044
4.80%, 05/20/45 (a)	250,000	228,400
4.30%, 05/20/47 (a)	250,000	209,377
3.25%, 05/20/50 (a)	175,000	119,914
4.50%, 05/20/52 (a)	200,000	168,246
6.00%, 05/20/53 (a)	225,000	235,361
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	149,529
4.75%, 03/27/30 (a)	150,000	153,262
3.00%, 05/22/30 (a)	175,000	166,073
4.75%, 05/20/32 (a)	100,000	101,214
5.25%, 03/27/35 (a)	100,000	102,320
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	149,138
1.40%, 09/15/27 (a)	150,000	142,137
4.20%, 09/15/28 (a)	150,000	150,255
4.25%, 09/15/28 (a)	100,000	100,399
2.95%, 09/15/29 (a)	100,000	95,412
4.50%, 10/15/29 (a)	100,000	100,880
2.00%, 06/30/30 (a)	100,000	89,808
4.45%, 09/15/30 (a)	100,000	100,247
1.75%, 02/15/31 (a)	200,000	173,526
4.75%, 02/15/32 (a)	100,000	100,608
4.90%, 10/15/34 (a)	200,000	197,958
5.10%, 09/15/35 (a)	200,000	199,634
S&P Global, Inc.
2.95%, 01/22/27 (a)	100,000	98,511
2.45%, 03/01/27 (a)	200,000	195,428
4.75%, 08/01/28 (a)	150,000	153,019
2.70%, 03/01/29 (a)	250,000	239,185
4.25%, 05/01/29 (a)	175,000	176,178
2.50%, 12/01/29 (a)	100,000	93,798
1.25%, 08/15/30 (a)	50,000	43,526
2.90%, 03/01/32 (a)	300,000	274,446
5.25%, 09/15/33 (a)	150,000	156,658
3.25%, 12/01/49 (a)	100,000	69,654
3.70%, 03/01/52 (a)	150,000	112,091
2.30%, 08/15/60 (a)	100,000	50,269
3.90%, 03/01/62 (a)	100,000	74,455
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	299,070
1.50%, 07/15/28 (a)	150,000	140,622
1.95%, 07/15/31 (a)	300,000	265,878
2.70%, 07/15/41 (a)	250,000	179,760
2.90%, 07/15/51 (a)	350,000	222,008
3.05%, 07/15/61 (a)	200,000	121,342
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	262,851
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	90,160
Synopsys, Inc.
4.55%, 04/01/27	175,000	176,071
4.65%, 04/01/28 (a)	175,000	177,362
4.85%, 04/01/30 (a)	350,000	357,252
5.00%, 04/01/32 (a)	275,000	280,585
5.15%, 04/01/35 (a)	400,000	403,632
5.70%, 04/01/55 (a)	350,000	343,885
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	94,846
2.65%, 08/09/31 (a)	100,000	89,062
6.10%, 04/12/34 (a)	100,000	104,993
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	137,225
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	179,048
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	48,608
4.60%, 02/08/27 (a)	125,000	126,250
2.90%, 11/03/27 (a)	75,000	73,509
4.60%, 02/15/28 (a)	150,000	152,548
4.60%, 02/08/29 (a)	125,000	127,783
2.25%, 09/04/29 (a)	100,000	93,604
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 05/04/30 (a)	100,000	90,215
4.50%, 05/23/30 (a)	100,000	101,636
1.90%, 09/15/31 (a)	100,000	88,038
3.65%, 08/16/32 (a)	100,000	95,279
4.90%, 03/14/33 (a)	200,000	205,234
4.85%, 02/08/34 (a)	100,000	101,862
5.10%, 05/23/35 (a)	100,000	102,244
3.88%, 03/15/39 (a)	150,000	132,302
4.15%, 05/15/48 (a)	200,000	163,836
2.70%, 09/15/51 (a)	100,000	60,465
4.10%, 08/16/52 (a)	75,000	58,961
5.00%, 03/14/53 (a)	100,000	91,440
5.15%, 02/08/54 (a)	150,000	140,760
5.05%, 05/18/63 (a)	275,000	247,340
TR Finance LLC
5.50%, 08/15/35	100,000	102,530
5.85%, 04/15/40	100,000	103,021
5.65%, 11/23/43 (a)	75,000	73,973
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,467
6.10%, 03/15/33 (a)	150,000	159,994
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	199,838
4.13%, 04/22/29 (a)	200,000	200,756
2.50%, 10/25/31 (a)	250,000	227,305
3.13%, 10/25/41 (a)	250,000	197,800
3.25%, 10/25/51 (a)	200,000	148,418
4.50%, 04/22/52 (a)(c)	200,000	183,898
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,257
4.50%, 02/09/31 (a)	100,000	100,870
2.50%, 02/04/32 (a)	100,000	89,107
5.00%, 05/09/35 (a)	100,000	99,624
7.13%, 10/01/37	100,000	117,435
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	150,138
2.70%, 06/15/31 (a)	100,000	90,068
5.25%, 06/01/32 (a)	100,000	102,169
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	150,041
4.50%, 08/15/30 (a)	150,000	150,624
5.75%, 04/01/33 (a)	100,000	105,723
5.25%, 06/05/34 (a)	100,000	102,218
5.25%, 03/15/35 (a)	125,000	126,128
5.13%, 02/15/36 (a)	150,000	149,096
5.50%, 06/15/45 (a)	50,000	48,312
3.63%, 05/15/50 (a)	100,000	71,608
Visa, Inc.
1.90%, 04/15/27 (a)	300,000	290,853
0.75%, 08/15/27 (a)	150,000	141,698
2.75%, 09/15/27 (a)	150,000	146,855
2.05%, 04/15/30 (a)	300,000	275,607
1.10%, 02/15/31 (a)	200,000	172,164
4.15%, 12/14/35 (a)	180,000	172,258
2.70%, 04/15/40 (a)	150,000	113,903
4.30%, 12/14/45 (a)	670,000	579,597
3.65%, 09/15/47 (a)	100,000	77,484
2.00%, 08/15/50 (a)	250,000	134,235
VMware LLC
4.65%, 05/15/27 (a)	125,000	125,791
3.90%, 08/21/27 (a)	200,000	198,994
1.80%, 08/15/28 (a)	200,000	187,098
4.70%, 05/15/30 (a)	150,000	151,877
2.20%, 08/15/31 (a)	250,000	219,480
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	94,158
3.10%, 02/01/32 (a)	100,000	89,233
Western Union Co.
2.75%, 03/15/31 (a)	75,000	66,156
6.20%, 11/17/36	100,000	101,929
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	198,108
3.70%, 04/01/29 (a)	150,000	147,734
3.80%, 04/01/32 (a)	225,000	213,435
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	185,190
		119,417,275
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	125,870	112,803
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	114,723	112,329
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	114,387	111,581
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	118,365	114,012
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	88,688	86,022
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	84,188	77,935
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	98,876
6.20%, 08/15/36	50,000	55,261
6.15%, 05/01/37	100,000	110,025
5.75%, 05/01/40 (a)	100,000	104,642
5.05%, 03/01/41 (a)	100,000	96,204
5.40%, 06/01/41 (a)	100,000	99,872
4.95%, 09/15/41 (a)	100,000	94,527
4.40%, 03/15/42 (a)	100,000	88,100
4.38%, 09/01/42 (a)	150,000	131,119
4.45%, 03/15/43 (a)	200,000	175,714
5.15%, 09/01/43 (a)	100,000	96,158
4.90%, 04/01/44 (a)	175,000	163,450
4.55%, 09/01/44 (a)	165,000	145,604
4.15%, 04/01/45 (a)	100,000	83,356
4.70%, 09/01/45 (a)	100,000	89,989
3.90%, 08/01/46 (a)	100,000	79,242
4.13%, 06/15/47 (a)	100,000	82,018
4.05%, 06/15/48 (a)	150,000	120,372
4.15%, 12/15/48 (a)	200,000	162,810
3.55%, 02/15/50 (a)	100,000	72,429
3.05%, 02/15/51 (a)	100,000	65,439
3.30%, 09/15/51 (a)	150,000	102,825
2.88%, 06/15/52 (a)	150,000	93,086
4.45%, 01/15/53 (a)	200,000	166,292
5.20%, 04/15/54 (a)	300,000	279,906
5.50%, 03/15/55 (a)	200,000	194,590
5.80%, 03/15/56 (a)	170,000	172,356
Canadian National Railway Co.
6.90%, 07/15/28	150,000	161,638
3.85%, 08/05/32 (a)	150,000	143,521
5.85%, 11/01/33 (a)	100,000	108,392
4.38%, 09/18/34 (a)	150,000	145,869
6.20%, 06/01/36	75,000	83,372
3.20%, 08/02/46 (a)	150,000	106,733
3.65%, 02/03/48 (a)	100,000	75,923
4.45%, 01/20/49 (a)	150,000	128,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 05/01/50 (a)	200,000	116,968
4.40%, 08/05/52 (a)	100,000	83,811
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	97,181
4.00%, 06/01/28 (a)	100,000	99,930
2.88%, 11/15/29 (a)	100,000	95,050
2.05%, 03/05/30 (a)	100,000	91,125
7.13%, 10/15/31	75,000	85,322
2.45%, 12/02/31 (a)	300,000	266,070
4.80%, 09/15/35 (a)	50,000	49,098
5.95%, 05/15/37	100,000	106,576
3.00%, 12/02/41 (a)	200,000	146,136
4.30%, 05/15/43 (a)	100,000	84,934
4.80%, 08/01/45 (a)	100,000	89,753
4.95%, 08/15/45 (a)	100,000	91,408
4.70%, 05/01/48 (a)	75,000	65,936
3.50%, 05/01/50 (a)	100,000	70,898
3.10%, 12/02/51 (a)	325,000	211,770
4.20%, 11/15/69 (a)	100,000	74,906
6.13%, 09/15/15 (a)	100,000	101,310
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	125,000	125,176
CSX Corp.
2.60%, 11/01/26 (a)	100,000	98,339
3.25%, 06/01/27 (a)	150,000	148,020
3.80%, 03/01/28 (a)	200,000	199,026
4.25%, 03/15/29 (a)	150,000	150,682
2.40%, 02/15/30 (a)	100,000	93,033
4.10%, 11/15/32 (a)	150,000	145,936
5.20%, 11/15/33 (a)	150,000	155,287
6.00%, 10/01/36	75,000	80,913
6.15%, 05/01/37	150,000	163,626
6.22%, 04/30/40	100,000	108,515
5.50%, 04/15/41 (a)	100,000	100,370
4.75%, 05/30/42 (a)	150,000	136,995
4.10%, 03/15/44 (a)	200,000	165,388
3.80%, 11/01/46 (a)	100,000	77,522
4.30%, 03/01/48 (a)	100,000	82,773
4.75%, 11/15/48 (a)	100,000	87,991
4.50%, 03/15/49 (a)	150,000	126,774
3.35%, 09/15/49 (a)	100,000	69,506
3.80%, 04/15/50 (a)	100,000	75,143
3.95%, 05/01/50 (a)	100,000	77,199
2.50%, 05/15/51 (a)	100,000	57,626
4.50%, 11/15/52 (a)	175,000	146,083
4.50%, 08/01/54 (a)	100,000	82,762
4.90%, 03/15/55 (a)	100,000	88,584
4.25%, 11/01/66 (a)	100,000	76,060
4.65%, 03/01/68 (a)	125,000	101,896
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	70,103	67,051
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	75,056
4.95%, 07/10/28 (a)	180,000	182,191
3.75%, 10/28/29 (a)	75,000	72,768
5.25%, 07/10/30 (a)	180,000	183,767
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	183,159	159,164
FedEx Corp.
3.40%, 02/15/28 (a)(d)	100,000	98,440
3.10%, 08/05/29 (a)(d)	150,000	143,448
4.25%, 05/15/30 (a)(d)	100,000	99,048
2.40%, 05/15/31 (a)(d)	150,000	133,383
4.90%, 01/15/34 (d)	75,000	72,875
3.90%, 02/01/35 (d)	50,000	45,216
3.25%, 05/15/41 (a)(d)	100,000	72,263
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/01/42 (d)	75,000	57,380
4.10%, 04/15/43 (d)	100,000	78,075
5.10%, 01/15/44 (d)	75,000	66,516
4.10%, 02/01/45 (d)	75,000	57,811
4.75%, 11/15/45 (a)(d)	125,000	104,936
4.55%, 04/01/46 (a)(d)	225,000	183,733
4.40%, 01/15/47 (a)(d)	100,000	79,001
4.05%, 02/15/48 (a)(d)	150,000	111,232
4.95%, 10/17/48 (a)(d)	150,000	127,278
5.25%, 05/15/50 (a)(d)	225,000	198,556
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	104,905
2.65%, 07/15/31 (a)	100,000	88,683
6.50%, 05/06/34 (a)	75,000	79,388
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	153,607
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	74,395	65,392
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	70,553	66,295
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,896
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	50,000	49,254
3.80%, 08/01/28 (a)	150,000	149,382
2.55%, 11/01/29 (a)	100,000	94,161
5.05%, 08/01/30 (a)	100,000	103,676
3.00%, 03/15/32 (a)	100,000	91,107
4.45%, 03/01/33 (a)	100,000	98,544
5.55%, 03/15/34 (a)	75,000	78,721
4.84%, 10/01/41	100,000	92,949
3.95%, 10/01/42 (a)	130,000	106,718
4.45%, 06/15/45 (a)	150,000	128,910
4.65%, 01/15/46 (a)	150,000	132,328
3.94%, 11/01/47 (a)	125,000	98,205
4.15%, 02/28/48 (a)	100,000	80,694
4.10%, 05/15/49 (a)	50,000	39,453
3.40%, 11/01/49 (a)	100,000	69,917
3.05%, 05/15/50 (a)	100,000	65,274
2.90%, 08/25/51 (a)	100,000	62,663
4.05%, 08/15/52 (a)	150,000	116,224
3.70%, 03/15/53 (a)	75,000	54,235
4.55%, 06/01/53 (a)	150,000	125,680
5.35%, 08/01/54 (a)	200,000	190,418
3.16%, 05/15/55 (a)	125,000	79,680
5.95%, 03/15/64 (a)	100,000	102,274
5.10%, 08/01/18 (a)	50,000	42,166
4.10%, 05/15/21 (a)	100,000	69,065
Ryder System, Inc.
2.90%, 12/01/26 (a)	100,000	98,281
2.85%, 03/01/27 (a)	100,000	98,032
5.30%, 03/15/27 (a)	75,000	76,142
5.65%, 03/01/28 (a)	100,000	103,500
5.25%, 06/01/28 (a)	100,000	102,770
6.30%, 12/01/28 (a)	100,000	106,502
5.38%, 03/15/29 (a)	100,000	103,447
5.50%, 06/01/29 (a)	75,000	78,185
4.95%, 09/01/29 (a)	75,000	76,721
4.90%, 12/01/29 (a)	75,000	76,568
5.00%, 03/15/30 (a)	75,000	76,817
6.60%, 12/01/33 (a)	100,000	110,810
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	93,446
5.13%, 06/15/27 (a)	300,000	303,516
3.45%, 11/16/27 (a)	75,000	73,723
2.63%, 02/10/30 (a)	75,000	69,014
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	88,417
Union Pacific Corp.
3.00%, 04/15/27 (a)	100,000	98,397
3.95%, 09/10/28 (a)	250,000	249,892
3.70%, 03/01/29 (a)	150,000	148,267
2.40%, 02/05/30 (a)	200,000	186,358
2.38%, 05/20/31 (a)	200,000	181,962
2.80%, 02/14/32 (a)	250,000	227,055
4.50%, 01/20/33 (a)	200,000	199,192
3.38%, 02/01/35 (a)	75,000	67,079
5.10%, 02/20/35 (a)	175,000	178,185
2.89%, 04/06/36 (a)	150,000	124,647
3.60%, 09/15/37 (a)	100,000	87,124
3.55%, 08/15/39 (a)	100,000	83,753
3.20%, 05/20/41 (a)	200,000	153,298
3.38%, 02/14/42 (a)	75,000	57,954
4.05%, 11/15/45 (a)	75,000	60,749
4.05%, 03/01/46 (a)	100,000	80,427
3.35%, 08/15/46 (a)	75,000	53,920
4.00%, 04/15/47 (a)	75,000	59,337
4.50%, 09/10/48 (a)	100,000	84,569
4.30%, 03/01/49 (a)	100,000	81,844
3.25%, 02/05/50 (a)	350,000	238,416
3.80%, 10/01/51 (a)	150,000	112,090
2.95%, 03/10/52 (a)	100,000	62,874
4.95%, 09/09/52 (a)	75,000	67,799
3.50%, 02/14/53 (a)	250,000	174,777
4.95%, 05/15/53 (a)	100,000	90,206
5.60%, 12/01/54 (a)	175,000	172,478
3.88%, 02/01/55 (a)	50,000	37,204
3.95%, 08/15/59 (a)	100,000	72,989
3.84%, 03/20/60 (a)	350,000	249,900
3.55%, 05/20/61 (a)	100,000	66,547
2.97%, 09/16/62 (a)	150,000	86,861
5.15%, 01/20/63 (a)	100,000	90,486
4.10%, 09/15/67 (a)	100,000	73,272
3.75%, 02/05/70 (a)	125,000	83,809
3.80%, 04/06/71 (a)	150,000	101,559
3.85%, 02/14/72 (a)	100,000	68,463
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	86,681	83,456
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	62,362	59,290
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	102,043	97,437
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	63,446	61,386
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	75,689	68,747
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	184,389	188,438
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	279,891	287,264
United Airlines Pass-Through Trust
5.45%, 08/15/38	144,828	147,457
5.88%, 08/15/38	72,414	73,450
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	98,156
3.05%, 11/15/27 (a)	250,000	245,807
3.40%, 03/15/29 (a)	100,000	98,211
2.50%, 09/01/29 (a)	75,000	70,708
4.45%, 04/01/30 (a)	150,000	152,674
4.65%, 10/15/30 (a)	100,000	102,209
4.88%, 03/03/33 (a)	150,000	153,177
5.15%, 05/22/34 (a)	150,000	154,617
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/14/35 (a)	200,000	205,002
6.20%, 01/15/38	295,000	321,574
5.20%, 04/01/40 (a)	100,000	99,239
4.88%, 11/15/40 (a)	100,000	94,399
3.63%, 10/01/42	75,000	59,108
3.40%, 11/15/46 (a)	100,000	72,513
3.75%, 11/15/47 (a)	225,000	170,228
4.25%, 03/15/49 (a)	100,000	81,030
3.40%, 09/01/49 (a)	100,000	69,358
5.30%, 04/01/50 (a)	225,000	211,889
5.05%, 03/03/53 (a)	200,000	180,076
5.50%, 05/22/54 (a)	150,000	143,991
5.95%, 05/14/55 (a)	200,000	202,794
5.60%, 05/22/64 (a)	100,000	94,813
6.05%, 05/14/65 (a)	200,000	202,692
		25,692,231
		715,029,669

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,284
5.45%, 05/15/29 (a)	100,000	103,869
2.10%, 07/01/30 (a)	175,000	157,771
5.70%, 05/15/34 (a)	100,000	102,986
3.80%, 10/01/47 (a)	75,000	55,082
4.15%, 05/01/49 (a)	100,000	75,800
3.45%, 05/15/51 (a)	100,000	66,519
5.25%, 05/15/52 (a)	100,000	89,474
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	76,135
5.38%, 06/15/35 (a)	100,000	102,469
3.75%, 12/01/47 (a)	150,000	113,457
4.25%, 09/15/48 (a)	100,000	81,253
3.80%, 06/15/49 (a)	100,000	74,357
3.15%, 09/15/49 (a)	75,000	50,249
3.65%, 04/01/50 (a)	100,000	73,388
4.50%, 06/15/52 (a)	100,000	83,799
5.40%, 03/15/53 (a)	100,000	96,038
AES Corp.
5.45%, 06/01/28 (a)	200,000	204,894
2.45%, 01/15/31 (a)	200,000	179,320
5.80%, 03/15/32 (a)	150,000	154,564
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	99,677
1.45%, 09/15/30 (a)	150,000	131,473
3.05%, 03/15/32 (a)	150,000	137,403
3.94%, 09/01/32 (a)	75,000	72,370
5.85%, 11/15/33 (a)	75,000	80,192
6.00%, 03/01/39	100,000	107,472
3.85%, 12/01/42	75,000	60,455
4.15%, 08/15/44 (a)	100,000	82,638
3.75%, 03/01/45 (a)	100,000	77,864
3.70%, 12/01/47 (a)	100,000	75,795
4.30%, 07/15/48 (a)	150,000	124,884
3.45%, 10/01/49 (a)	100,000	70,841
3.13%, 07/15/51 (a)	100,000	66,074
3.00%, 03/15/52 (a)	150,000	96,375
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	101,679
1.95%, 03/15/27 (a)	150,000	145,026
1.75%, 03/15/28 (a)	50,000	47,185
5.00%, 01/15/29 (a)	100,000	102,324
3.50%, 01/15/31 (a)	200,000	191,218
5.38%, 03/15/35 (a)	150,000	152,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,778
3.85%, 09/01/32 (a)	100,000	95,406
4.95%, 06/01/33 (a)	100,000	101,742
4.15%, 03/15/46 (a)	150,000	123,104
3.70%, 12/01/47 (a)	100,000	75,629
4.50%, 03/15/49 (a)	100,000	84,527
3.25%, 03/15/50 (a)	75,000	50,507
2.90%, 06/15/51 (a)	100,000	62,439
5.90%, 12/01/52 (a)	50,000	51,106
5.55%, 07/01/54 (a)	100,000	98,310
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	50,000	51,589
3.20%, 11/13/27 (a)	150,000	147,036
4.30%, 12/01/28 (a)	100,000	100,534
5.20%, 01/15/29 (a)	150,000	154,749
2.30%, 03/01/30 (a)	100,000	91,577
5.95%, 11/01/32 (a)	100,000	106,700
5.63%, 03/01/33 (a)	150,000	157,149
3.25%, 03/01/50 (a)	75,000	48,933
6.95%, 12/15/54 (a)(b)	100,000	106,632
7.05%, 12/15/54 (a)(b)	75,000	78,338
3.88%, 02/15/62 (a)(b)	150,000	145,566
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	98,549
2.70%, 04/01/31 (a)	150,000	136,690
5.65%, 04/01/34 (a)	100,000	103,677
7.00%, 04/01/38	100,000	112,446
4.50%, 03/01/49 (a)	100,000	81,291
3.70%, 05/01/50 (a)	100,000	70,396
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,015
6.35%, 12/15/32 (a)	100,000	108,915
5.55%, 08/01/33 (a)	150,000	155,694
5.70%, 08/15/34 (a)	150,000	155,521
4.50%, 04/01/42 (a)	150,000	129,341
4.25%, 03/01/49 (a)	100,000	79,459
3.35%, 05/15/50 (a)	150,000	102,546
2.65%, 09/15/50 (a)	150,000	89,025
5.90%, 08/15/55 (a)	210,000	209,427
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	99,802
2.30%, 03/15/31 (a)	100,000	89,991
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	98,350
Avista Corp.
4.35%, 06/01/48 (a)	100,000	81,429
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	89,764
5.30%, 06/01/34 (a)	75,000	77,401
5.45%, 06/01/35 (a)	100,000	103,153
6.35%, 10/01/36	100,000	110,367
3.50%, 08/15/46 (a)	150,000	110,063
4.25%, 09/15/48 (a)	100,000	80,411
3.20%, 09/15/49 (a)	75,000	50,166
4.55%, 06/01/52 (a)	100,000	84,209
5.40%, 06/01/53 (a)	150,000	142,161
5.65%, 06/01/54 (a)	75,000	74,292
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	147,412
3.70%, 07/15/30 (a)	150,000	146,878
1.65%, 05/15/31 (a)	75,000	64,883
6.13%, 04/01/36	298,000	321,575
5.95%, 05/15/37	100,000	106,444
5.15%, 11/15/43 (a)	100,000	95,214
4.50%, 02/01/45 (a)	150,000	129,826
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 07/15/48 (a)	150,000	112,902
4.45%, 01/15/49 (a)	175,000	144,657
4.25%, 10/15/50 (a)	175,000	139,008
2.85%, 05/15/51 (a)	250,000	152,790
4.60%, 05/01/53 (a)	200,000	166,452
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	147,769
5.95%, 03/15/28 (a)	75,000	78,020
2.50%, 06/15/30 (a)	50,000	45,915
4.35%, 05/01/33 (a)	150,000	143,329
6.15%, 05/15/34 (a)	75,000	79,579
6.00%, 01/15/35 (a)	75,000	78,933
3.88%, 10/15/49 (a)	100,000	72,852
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	147,765
5.20%, 10/01/28 (a)	100,000	103,279
2.35%, 04/01/31 (a)	100,000	90,193
4.45%, 10/01/32 (a)	150,000	148,389
4.95%, 04/01/33 (a)	100,000	101,310
5.15%, 03/01/34 (a)	100,000	101,920
5.05%, 03/01/35 (a)	100,000	100,519
4.95%, 08/15/35 (a)	100,000	99,265
4.50%, 04/01/44 (a)	100,000	86,979
3.95%, 03/01/48 (a)	75,000	58,724
4.25%, 02/01/49 (a)	100,000	81,316
2.90%, 07/01/50 (a)	50,000	31,794
3.35%, 04/01/51 (a)	150,000	102,599
3.60%, 03/01/52 (a)	100,000	72,146
4.85%, 10/01/52 (a)	75,000	66,634
5.30%, 04/01/53 (a)	75,000	71,409
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	155,539
2.95%, 03/01/30 (a)	100,000	94,063
2.65%, 06/01/31 (a)	75,000	67,899
6.85%, 02/15/55 (a)(b)	75,000	78,834
7.00%, 02/15/55 (a)(b)	75,000	78,845
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	64,561
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	78,463
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	98,673
4.88%, 03/01/44 (a)	100,000	88,629
4.75%, 06/01/50 (a)(b)	100,000	96,888
6.50%, 06/01/55 (a)(b)	175,000	178,689
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	147,216
2.20%, 03/01/30 (a)	100,000	91,881
5.30%, 06/01/34 (a)	100,000	103,497
5.90%, 03/15/36	150,000	160,375
3.80%, 10/01/42 (a)	100,000	80,044
4.60%, 08/15/43 (a)	100,000	88,664
4.70%, 01/15/44 (a)	100,000	89,431
3.70%, 03/01/45 (a)	100,000	77,373
4.35%, 11/15/45 (a)	100,000	84,280
3.65%, 06/15/46 (a)	100,000	75,806
3.75%, 08/15/47 (a)	150,000	113,775
4.00%, 03/01/48 (a)	150,000	118,739
4.00%, 03/01/49 (a)	75,000	58,164
3.20%, 11/15/49 (a)	100,000	67,204
3.00%, 03/01/50 (a)	150,000	96,819
3.13%, 03/15/51 (a)	100,000	65,261
5.30%, 02/01/53 (a)	100,000	93,832
5.65%, 06/01/54 (a)	100,000	98,505
5.95%, 06/01/55 (a)	100,000	103,169
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	76,265
4.95%, 01/15/30 (a)	100,000	102,713
2.05%, 07/01/31 (a)	100,000	88,366
4.90%, 07/01/33 (a)	75,000	75,703
4.95%, 08/15/34 (a)	75,000	75,494
4.30%, 04/15/44 (a)	75,000	63,962
4.00%, 04/01/48 (a)	150,000	118,173
5.25%, 01/15/53 (a)	150,000	140,527
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	50,098
3.35%, 04/01/30 (a)	200,000	193,888
2.40%, 06/15/31 (a)	200,000	181,310
5.20%, 03/01/33 (a)	100,000	103,549
5.50%, 03/15/34 (a)	100,000	104,660
5.38%, 05/15/34 (a)	150,000	155,467
5.30%, 03/01/35	80,000	82,086
5.13%, 03/15/35 (a)	100,000	102,323
5.85%, 03/15/36	150,000	159,283
6.30%, 08/15/37	100,000	109,846
6.75%, 04/01/38	100,000	114,201
5.50%, 12/01/39	100,000	100,976
4.20%, 03/15/42	50,000	42,774
4.45%, 03/15/44 (a)	230,000	198,605
4.50%, 12/01/45 (a)	150,000	128,850
3.85%, 06/15/46 (a)	100,000	77,893
3.88%, 06/15/47 (a)	150,000	115,269
4.65%, 12/01/48 (a)	100,000	86,199
4.13%, 05/15/49 (a)	100,000	78,745
3.95%, 04/01/50 (a)	150,000	116,117
3.20%, 12/01/51 (a)	75,000	49,334
6.15%, 11/15/52 (a)	150,000	157,041
5.90%, 11/15/53 (a)	150,000	152,772
5.70%, 05/15/54 (a)	150,000	148,836
4.63%, 12/01/54 (a)	100,000	83,702
5.50%, 03/15/55 (a)	125,000	120,226
4.30%, 12/01/56 (a)	150,000	117,785
4.00%, 11/15/57 (a)	100,000	74,062
4.50%, 05/15/58 (a)	100,000	80,796
3.70%, 11/15/59 (a)	100,000	69,316
3.00%, 12/01/60 (a)	100,000	59,093
3.60%, 06/15/61 (a)	200,000	135,250
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	155,455
5.80%, 03/01/33 (a)	150,000	159,549
6.13%, 01/15/34 (a)	100,000	108,557
6.25%, 10/01/39	162,000	174,059
5.75%, 10/01/41 (a)	100,000	100,813
5.60%, 06/15/42 (a)	100,000	98,992
6.50%, 10/01/53 (a)	175,000	188,821
5.75%, 03/15/54 (a)	150,000	146,781
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	203,048
4.90%, 02/15/29 (a)	100,000	102,593
4.60%, 05/30/29 (a)	100,000	101,748
4.70%, 01/15/30 (a)	100,000	102,152
3.60%, 08/15/32 (a)	100,000	94,057
4.63%, 05/15/33 (a)	125,000	124,056
5.05%, 05/15/35 (a)	100,000	100,968
3.95%, 05/15/43 (a)	130,000	106,384
4.05%, 05/15/48 (a)	100,000	80,411
4.35%, 04/15/49 (a)	100,000	83,215
3.75%, 02/15/50 (a)	50,000	37,384
3.10%, 08/15/50 (a)	100,000	66,751
3.50%, 08/01/51 (a)	200,000	145,554
4.20%, 09/01/52 (a)	100,000	80,580
2.50%, 05/01/60 (a)	100,000	54,793
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(d)	110,000	110,419
3.95%, 06/15/49 (a)	100,000	73,538
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	66,525
5.30%, 05/15/33	50,000	51,749
5.30%, 01/15/35 (a)	100,000	102,657
6.05%, 01/15/38	100,000	106,959
5.45%, 02/01/41 (a)	100,000	99,407
6.25%, 10/15/53 (a)	100,000	107,456
5.10%, 06/01/65 (a)	100,000	88,314
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	200,000	202,226
4.25%, 06/01/28 (a)	150,000	150,336
3.38%, 04/01/30 (a)	275,000	264,003
5.00%, 06/15/30 (a)	150,000	154,119
2.25%, 08/15/31 (a)	100,000	88,198
4.35%, 08/15/32 (a)	75,000	72,764
5.38%, 11/15/32 (a)	150,000	155,071
5.25%, 08/01/33	80,000	81,051
5.45%, 03/15/35 (a)	150,000	152,038
5.95%, 06/15/35	100,000	105,420
7.00%, 06/15/38	100,000	113,902
3.30%, 04/15/41 (a)	100,000	74,689
4.90%, 08/01/41 (a)	100,000	90,193
4.05%, 09/15/42 (a)	100,000	80,385
4.70%, 12/01/44 (a)	50,000	42,954
4.60%, 03/15/49 (a)	100,000	82,163
4.85%, 08/15/52 (a)	100,000	84,425
7.00%, 06/01/54 (a)(b)	150,000	161,086
6.88%, 02/01/55 (a)(b)	175,000	183,281
6.63%, 05/15/55 (a)(b)	200,000	205,312
6.00%, 02/15/56 (a)(b)	100,000	101,076
6.20%, 02/15/56 (a)(b)	150,000	149,539
DTE Electric Co.
4.25%, 05/14/27	100,000	100,459
1.90%, 04/01/28 (a)	100,000	94,918
2.25%, 03/01/30 (a)	150,000	138,420
2.63%, 03/01/31 (a)	100,000	91,924
5.20%, 04/01/33 (a)	150,000	155,355
5.20%, 03/01/34 (a)	150,000	154,470
5.25%, 05/15/35 (a)	100,000	102,214
3.70%, 03/15/45 (a)	250,000	193,715
3.75%, 08/15/47 (a)	150,000	114,317
4.05%, 05/15/48 (a)	100,000	80,678
3.95%, 03/01/49 (a)	150,000	117,504
2.95%, 03/01/50 (a)	100,000	65,277
5.40%, 04/01/53 (a)	150,000	145,465
5.85%, 05/15/55 (a)	100,000	102,259
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	98,561
4.95%, 07/01/27 (a)	200,000	202,668
4.88%, 06/01/28 (a)	150,000	152,685
5.10%, 03/01/29 (a)	200,000	205,142
3.40%, 06/15/29 (a)	100,000	96,776
2.95%, 03/01/30 (a)	100,000	94,199
5.20%, 04/01/30 (a)	200,000	206,258
5.85%, 06/01/34 (a)	150,000	157,855
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	148,233
3.95%, 11/15/28 (a)	150,000	150,058
2.45%, 08/15/29 (a)	150,000	141,094
2.45%, 02/01/30 (a)	100,000	93,396
4.85%, 03/15/30 (a)	100,000	102,867
6.45%, 10/15/32	130,000	143,637
4.95%, 01/15/33 (a)	200,000	204,564
4.85%, 01/15/34 (a)	100,000	100,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/15/35 (a)	100,000	102,938
6.10%, 06/01/37	100,000	107,131
6.00%, 01/15/38	100,000	107,224
6.05%, 04/15/38	150,000	161,176
5.30%, 02/15/40	150,000	150,450
4.25%, 12/15/41 (a)	155,000	133,798
4.00%, 09/30/42 (a)	100,000	82,930
3.75%, 06/01/45 (a)	150,000	116,180
3.88%, 03/15/46 (a)	100,000	78,179
3.70%, 12/01/47 (a)	75,000	56,315
3.95%, 03/15/48 (a)	100,000	78,218
3.20%, 08/15/49 (a)	150,000	101,112
3.45%, 04/15/51 (a)	50,000	35,073
3.55%, 03/15/52 (a)	100,000	71,339
5.35%, 01/15/53 (a)	150,000	142,662
5.40%, 01/15/54 (a)	150,000	144,748
Duke Energy Corp.
4.85%, 01/05/27	100,000	100,949
3.15%, 08/15/27 (a)	200,000	196,472
4.30%, 03/15/28 (a)	175,000	175,903
4.85%, 01/05/29 (a)	100,000	102,037
3.40%, 06/15/29 (a)	50,000	48,563
2.45%, 06/01/30 (a)	250,000	229,957
2.55%, 06/15/31 (a)	200,000	180,084
4.50%, 08/15/32 (a)	200,000	197,524
5.75%, 09/15/33 (a)	100,000	105,561
5.45%, 06/15/34 (a)	125,000	129,170
3.30%, 06/15/41 (a)	100,000	75,399
4.80%, 12/15/45 (a)	100,000	86,966
3.75%, 09/01/46 (a)	250,000	186,340
3.95%, 08/15/47 (a)	100,000	75,904
4.20%, 06/15/49 (a)	100,000	77,478
3.50%, 06/15/51 (a)	200,000	136,618
5.00%, 08/15/52 (a)	200,000	174,628
6.10%, 09/15/53 (a)	100,000	101,669
5.80%, 06/15/54 (a)	125,000	121,973
6.45%, 09/01/54 (a)(b)	175,000	181,356
3.25%, 01/15/82 (a)(b)	100,000	96,647
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	105,000	103,941
3.80%, 07/15/28 (a)	150,000	149,527
2.50%, 12/01/29 (a)	100,000	93,892
1.75%, 06/15/30 (a)	150,000	134,061
2.40%, 12/15/31 (a)	100,000	89,595
5.88%, 11/15/33 (a)	100,000	107,283
6.35%, 09/15/37	150,000	164,481
6.40%, 06/15/38	200,000	221,720
3.85%, 11/15/42 (a)	75,000	60,115
3.40%, 10/01/46 (a)	75,000	54,008
4.20%, 07/15/48 (a)	150,000	120,173
3.00%, 12/15/51 (a)	100,000	63,250
5.95%, 11/15/52 (a)	50,000	51,343
6.20%, 11/15/53 (a)	125,000	133,086
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	50,000	51,548
6.12%, 10/15/35	100,000	108,417
6.35%, 08/15/38	100,000	110,237
4.90%, 07/15/43 (a)	100,000	91,216
3.25%, 10/01/49 (a)	150,000	102,023
2.75%, 04/01/50 (a)	100,000	61,309
5.40%, 04/01/53 (a)	100,000	95,106
5.90%, 05/15/55 (a)	100,000	101,970
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,870
2.13%, 06/01/30 (a)	150,000	136,515
5.30%, 06/15/35 (a)	60,000	61,412
4.30%, 02/01/49 (a)	100,000	80,893
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 04/01/53 (a)	100,000	98,394
5.55%, 03/15/54 (a)	75,000	72,842
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	99,172
3.45%, 03/15/29 (a)	150,000	146,997
2.00%, 08/15/31 (a)	150,000	131,775
3.40%, 04/01/32 (a)	75,000	70,675
5.25%, 03/15/33 (a)	100,000	103,469
5.05%, 03/15/35 (a)	150,000	151,504
4.10%, 05/15/42 (a)	100,000	83,989
4.10%, 03/15/43 (a)	150,000	124,832
4.15%, 12/01/44 (a)	78,000	64,465
4.20%, 08/15/45 (a)	100,000	82,834
3.70%, 10/15/46 (a)	100,000	75,543
2.50%, 08/15/50 (a)	150,000	87,452
4.00%, 04/01/52 (a)	75,000	57,422
5.35%, 03/15/53 (a)	150,000	141,846
5.55%, 03/15/55 (a)	125,000	121,623
Edison International
5.75%, 06/15/27 (a)	100,000	101,858
4.13%, 03/15/28 (a)	100,000	98,438
5.25%, 11/15/28 (a)	100,000	101,052
5.45%, 06/15/29 (a)	75,000	75,866
6.95%, 11/15/29 (a)	100,000	106,182
6.25%, 03/15/30 (a)	100,000	104,084
5.25%, 03/15/32 (a)	150,000	147,820
El Paso Electric Co.
6.00%, 05/15/35	44,000	45,660
Emera U.S. Finance LP
4.75%, 06/15/46 (a)	250,000	208,685
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	99,425
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	101,263
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	200,000	206,234
5.45%, 06/01/34 (a)	75,000	77,879
4.20%, 04/01/49 (a)	150,000	119,426
2.65%, 06/15/51 (a)	100,000	58,662
5.75%, 06/01/54 (a)	75,000	74,745
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	141,264
2.80%, 06/15/30 (a)	100,000	93,135
2.40%, 06/15/31 (a)	150,000	133,854
3.75%, 06/15/50 (a)	50,000	35,812
7.13%, 12/01/54 (a)(b)	200,000	208,390
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	98,171
3.12%, 09/01/27 (a)	75,000	73,727
3.25%, 04/01/28 (a)	100,000	98,257
1.60%, 12/15/30 (a)	75,000	65,645
2.35%, 06/15/32 (a)	100,000	87,253
4.00%, 03/15/33 (a)	100,000	95,018
5.35%, 03/15/34 (a)	100,000	103,042
5.15%, 09/15/34 (a)	100,000	101,284
3.10%, 06/15/41 (a)	100,000	74,314
4.95%, 01/15/45 (a)	75,000	67,013
4.20%, 09/01/48 (a)	175,000	140,647
4.20%, 04/01/50 (a)	150,000	119,129
2.90%, 03/15/51 (a)	150,000	93,056
4.75%, 09/15/52 (a)	100,000	85,749
5.70%, 03/15/54 (a)	150,000	146,737
5.80%, 03/15/55 (a)	100,000	99,648
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	50,000	50,657
3.85%, 06/01/49 (a)	100,000	75,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/51 (a)	75,000	51,728
5.85%, 06/01/54 (a)	75,000	74,582
5.80%, 04/15/55 (a)	100,000	99,655
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	130,957
4.50%, 03/30/39 (a)	100,000	91,358
3.55%, 09/30/49 (a)	100,000	70,612
5.00%, 09/15/52 (a)	75,000	66,593
5.55%, 09/15/54 (a)	100,000	95,753
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	197,408
4.13%, 03/01/42 (a)	100,000	83,394
4.25%, 12/01/45 (a)	100,000	82,416
3.25%, 09/01/49 (a)	100,000	66,171
3.45%, 04/15/50 (a)	50,000	34,703
5.70%, 03/15/53 (a)	100,000	98,295
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	68,699
5.40%, 04/01/34 (a)	75,000	77,541
5.13%, 08/15/35 (a)	120,000	120,071
5.30%, 10/01/41 (a)	100,000	96,591
4.20%, 03/15/48 (a)	100,000	79,864
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	236,830
6.65%, 06/01/55 (a)(b)	100,000	101,572
Eversource Energy
5.00%, 01/01/27	150,000	151,515
4.60%, 07/01/27 (a)	75,000	75,486
3.30%, 01/15/28 (a)	100,000	98,063
5.45%, 03/01/28 (a)	200,000	205,692
5.95%, 02/01/29 (a)	100,000	104,949
4.25%, 04/01/29 (a)	150,000	149,649
1.65%, 08/15/30 (a)	200,000	175,586
2.55%, 03/15/31 (a)	100,000	90,231
5.85%, 04/15/31 (a)	150,000	158,953
3.38%, 03/01/32 (a)	150,000	137,766
5.13%, 05/15/33 (a)	150,000	150,687
5.50%, 01/01/34 (a)	100,000	102,310
5.95%, 07/15/34 (a)	100,000	105,068
3.45%, 01/15/50 (a)	150,000	104,453
Exelon Corp.
5.15%, 03/15/28 (a)	200,000	204,688
5.15%, 03/15/29 (a)	125,000	128,666
4.05%, 04/15/30 (a)	300,000	296,817
5.13%, 03/15/31 (a)	100,000	103,113
3.35%, 03/15/32 (a)	100,000	92,975
5.30%, 03/15/33 (a)	150,000	154,783
5.45%, 03/15/34 (a)	125,000	129,070
4.95%, 06/15/35 (a)(d)	80,000	78,156
5.63%, 06/15/35	100,000	103,518
5.10%, 06/15/45 (a)	100,000	91,451
4.45%, 04/15/46 (a)	100,000	83,213
4.70%, 04/15/50 (a)	100,000	83,509
4.10%, 03/15/52 (a)	150,000	114,207
5.60%, 03/15/53 (a)	175,000	166,105
5.88%, 03/15/55 (a)	75,000	74,120
6.50%, 03/15/55 (a)(b)	175,000	181,044
FirstEnergy Corp.
3.90%, 07/15/27 (a)(f)	250,000	248,332
2.65%, 03/01/30 (a)	75,000	69,640
2.25%, 09/01/30 (a)	75,000	67,404
4.85%, 07/15/47 (a)(f)	125,000	107,531
3.40%, 03/01/50 (a)	100,000	67,168
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,816
4.75%, 01/15/33 (a)(d)	130,000	129,784
5.00%, 01/15/35 (a)	100,000	99,276
Florida Power & Light Co.
3.30%, 05/30/27 (a)	75,000	74,227
5.05%, 04/01/28 (a)	175,000	179,753
4.40%, 05/15/28 (a)	100,000	101,164
5.15%, 06/15/29 (a)	150,000	155,766
4.63%, 05/15/30 (a)	100,000	101,915
2.45%, 02/03/32 (a)	300,000	267,579
5.10%, 04/01/33 (a)	150,000	153,819
4.80%, 05/15/33 (a)	150,000	151,369
5.63%, 04/01/34	50,000	53,225
5.30%, 06/15/34 (a)	150,000	155,311
5.00%, 08/01/34 (a)	100,000	101,163
4.95%, 06/01/35	75,000	75,467
5.65%, 02/01/37	100,000	104,905
5.95%, 02/01/38	100,000	107,495
5.96%, 04/01/39	100,000	106,514
5.69%, 03/01/40	75,000	77,870
5.25%, 02/01/41 (a)	75,000	73,916
4.13%, 02/01/42 (a)	100,000	85,281
4.05%, 06/01/42 (a)	100,000	84,076
3.80%, 12/15/42 (a)	100,000	81,398
4.05%, 10/01/44 (a)	150,000	123,812
3.70%, 12/01/47 (a)	100,000	75,762
3.95%, 03/01/48 (a)	100,000	79,293
4.13%, 06/01/48 (a)	150,000	121,196
3.99%, 03/01/49 (a)	100,000	78,339
3.15%, 10/01/49 (a)	100,000	67,210
2.88%, 12/04/51 (a)	200,000	124,984
5.30%, 04/01/53 (a)	100,000	95,186
5.60%, 06/15/54 (a)	150,000	148,723
5.70%, 03/15/55 (a)	175,000	175,759
5.80%, 03/15/65 (a)	150,000	152,238
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	300,474
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	76,065
3.25%, 03/30/27 (a)	75,000	74,139
4.65%, 05/16/28 (a)	200,000	203,166
2.65%, 09/15/29 (a)	150,000	141,978
4.55%, 03/15/30 (a)	100,000	101,646
4.85%, 03/15/31 (a)	100,000	102,480
4.70%, 05/15/32 (a)	100,000	100,601
4.95%, 05/17/33 (a)	200,000	202,586
5.25%, 03/15/34 (a)	150,000	153,897
5.20%, 03/15/35 (a)	150,000	152,301
4.75%, 09/01/40	75,000	70,535
4.30%, 03/15/42	150,000	129,637
4.30%, 03/15/43	100,000	85,248
3.70%, 01/30/50 (a)	100,000	74,195
3.25%, 03/15/51 (a)	100,000	67,653
5.13%, 05/15/52 (a)	150,000	139,260
Iberdrola International BV
6.75%, 07/15/36	100,000	114,568
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	121,553
5.50%, 03/15/53 (a)	100,000	96,238
5.80%, 04/01/54 (a)	75,000	75,072
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	85,432
3.75%, 07/01/47 (a)	100,000	74,822
4.25%, 08/15/48 (a)	100,000	79,327
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/01/51 (a)	75,000	49,013
5.63%, 04/01/53 (a)	100,000	97,536
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	98,207
2.30%, 06/01/30 (a)	100,000	91,253
5.70%, 10/15/33 (a)	75,000	78,040
4.95%, 09/30/34 (a)	100,000	98,710
5.60%, 06/29/35 (a)	100,000	103,334
6.25%, 07/15/39	50,000	53,443
3.50%, 09/30/49 (a)	100,000	70,269
5.45%, 09/30/54 (a)	25,000	23,637
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	50,513
ITC Holdings Corp.
5.30%, 07/01/43 (a)	100,000	93,781
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	150,000	150,409
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	76,864	74,571
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	124,227	118,009
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	97,357
4.38%, 10/01/45 (a)	100,000	84,245
3.30%, 06/01/50 (a)	100,000	67,630
5.85%, 08/15/55 (a)	125,000	124,181
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	78,199
4.25%, 04/01/49 (a)	100,000	79,697
5.85%, 08/15/55 (a)	150,000	149,041
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	197,324
6.75%, 12/30/31	100,000	113,386
5.35%, 01/15/34 (a)	75,000	77,858
5.75%, 11/01/35	75,000	79,661
4.80%, 09/15/43 (a)	100,000	90,850
4.40%, 10/15/44 (a)	100,000	85,889
4.25%, 05/01/46 (a)	100,000	82,997
3.95%, 08/01/47 (a)	50,000	39,286
3.65%, 08/01/48 (a)	150,000	111,627
4.25%, 07/15/49 (a)	150,000	121,602
3.15%, 04/15/50 (a)	100,000	67,000
2.70%, 08/01/52 (a)	100,000	61,188
5.85%, 09/15/54 (a)	175,000	179,146
5.30%, 02/01/55 (a)	100,000	94,384
Mississippi Power Co.
4.25%, 03/15/42	100,000	85,991
3.10%, 07/30/51 (a)	100,000	65,434
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,412
5.81%, 06/12/33 (a)	150,000	158,958
5.42%, 01/11/34 (a)	150,000	154,386
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	100,000	100,970
5.10%, 05/06/27 (a)	100,000	101,715
4.12%, 09/16/27 (a)	100,000	100,241
3.40%, 02/07/28 (a)	200,000	197,108
4.75%, 02/07/28 (a)	100,000	101,618
4.80%, 03/15/28 (a)	100,000	101,947
4.15%, 08/25/28 (a)	210,000	210,825
4.85%, 02/07/29 (a)	150,000	153,630
3.70%, 03/15/29 (a)	100,000	98,689
5.15%, 06/15/29 (a)	100,000	103,768
2.40%, 03/15/30 (a)	100,000	92,906
5.00%, 02/07/31 (a)	100,000	103,183
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 03/15/31 (a)	100,000	85,528
1.65%, 06/15/31 (a)	100,000	86,155
8.00%, 03/01/32	100,000	118,748
2.75%, 04/15/32 (a)	100,000	90,045
4.02%, 11/01/32 (a)	100,000	96,208
4.15%, 12/15/32 (a)	100,000	97,207
5.80%, 01/15/33 (a)	75,000	80,064
5.00%, 08/15/34 (a)	100,000	101,068
4.40%, 11/01/48 (a)	50,000	42,013
4.30%, 03/15/49 (a)	100,000	83,061
7.13%, 09/15/53 (a)(b)	75,000	78,971
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	147,744
6.65%, 04/01/36	100,000	110,965
6.75%, 07/01/37	100,000	112,268
3.13%, 08/01/50 (a)	100,000	63,694
6.00%, 03/15/54 (a)	100,000	100,971
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	145,428
3.55%, 05/01/27 (a)	250,000	247,570
4.63%, 07/15/27 (a)	200,000	201,822
4.69%, 09/01/27	600,000	605,754
4.85%, 02/04/28	150,000	152,629
4.90%, 02/28/28 (a)	200,000	203,558
1.90%, 06/15/28 (a)	300,000	283,038
4.90%, 03/15/29 (a)	175,000	178,873
3.50%, 04/01/29 (a)	150,000	146,761
2.75%, 11/01/29 (a)	150,000	141,673
5.00%, 02/28/30 (a)	100,000	103,071
5.05%, 03/15/30 (a)	150,000	154,449
2.25%, 06/01/30 (a)	400,000	364,536
2.44%, 01/15/32 (a)	200,000	175,430
5.30%, 03/15/32 (a)	150,000	155,311
5.00%, 07/15/32 (a)	200,000	203,400
5.05%, 02/28/33 (a)	175,000	177,581
5.25%, 03/15/34 (a)	200,000	203,676
5.45%, 03/15/35 (a)	150,000	153,901
3.00%, 01/15/52 (a)	100,000	62,031
5.25%, 02/28/53 (a)	200,000	183,200
5.55%, 03/15/54 (a)	100,000	95,109
6.75%, 06/15/54 (a)(b)	200,000	211,382
6.70%, 09/01/54 (a)(b)	175,000	180,532
5.90%, 03/15/55 (a)	100,000	99,751
6.38%, 08/15/55 (a)(b)	275,000	284,306
6.50%, 08/15/55 (a)(b)	200,000	209,808
4.80%, 12/01/77 (a)(b)	100,000	96,545
5.65%, 05/01/79 (a)(b)	100,000	100,005
3.80%, 03/15/82 (a)(b)	100,000	96,780
Northern States Power Co.
5.05%, 05/15/35 (a)	100,000	101,132
5.35%, 11/01/39	100,000	102,516
3.40%, 08/15/42 (a)	250,000	191,597
4.00%, 08/15/45 (a)	150,000	121,971
3.60%, 09/15/47 (a)	150,000	112,013
2.90%, 03/01/50 (a)	150,000	97,038
3.20%, 04/01/52 (a)	100,000	68,125
4.50%, 06/01/52 (a)	100,000	84,256
5.10%, 05/15/53 (a)	150,000	138,093
5.40%, 03/15/54 (a)	100,000	96,971
5.65%, 06/15/54 (a)	75,000	74,987
5.65%, 05/15/55 (a)	75,000	74,452
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	82,236
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	147,964
3.25%, 05/15/29 (a)	150,000	145,668
5.40%, 06/01/34 (a)	100,000	103,534
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/01/35 (a)	75,000	76,249
5.50%, 03/15/40	75,000	76,195
4.40%, 03/01/44 (a)	50,000	42,807
4.55%, 06/01/52 (a)	150,000	124,961
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	103,953
5.38%, 11/01/40	100,000	97,820
4.50%, 04/01/47 (a)	100,000	82,459
5.05%, 10/01/48 (a)	75,000	66,887
3.75%, 08/01/50 (a)	100,000	70,424
6.20%, 12/01/53 (a)	75,000	76,835
5.80%, 06/01/54 (a)	100,000	96,814
5.90%, 02/01/55 (a)	50,000	49,163
Ohio Edison Co.
6.88%, 07/15/36	100,000	113,596
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	93,041
1.63%, 01/15/31 (a)	100,000	86,489
5.00%, 06/01/33 (a)	100,000	100,748
4.15%, 04/01/48 (a)	75,000	58,078
4.00%, 06/01/49 (a)	50,000	37,556
2.90%, 10/01/51 (a)	150,000	90,372
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,513
3.30%, 03/15/30 (a)	100,000	95,900
3.25%, 04/01/30 (a)	150,000	144,198
3.85%, 08/15/47 (a)	75,000	58,031
5.60%, 04/01/53 (a)	150,000	145,666
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	100,775
3.70%, 11/15/28 (a)	100,000	99,037
4.65%, 11/01/29 (a)	100,000	101,827
2.75%, 05/15/30 (a)	150,000	140,733
7.00%, 05/01/32	150,000	169,386
4.15%, 06/01/32 (a)	100,000	97,057
4.55%, 09/15/32 (a)	100,000	99,456
7.25%, 01/15/33	100,000	114,697
5.65%, 11/15/33 (a)	150,000	158,841
5.35%, 04/01/35 (a)(d)	125,000	128,654
7.50%, 09/01/38	75,000	90,577
5.25%, 09/30/40	75,000	74,039
4.55%, 12/01/41 (a)	80,000	71,234
5.30%, 06/01/42 (a)	37,000	35,828
3.80%, 09/30/47 (a)	100,000	76,396
3.80%, 06/01/49 (a)	100,000	74,325
3.10%, 09/15/49 (a)	150,000	98,991
3.70%, 05/15/50 (a)	100,000	72,400
2.70%, 11/15/51 (a)	100,000	59,135
4.60%, 06/01/52 (a)	100,000	82,744
4.95%, 09/15/52 (a)	100,000	88,891
5.35%, 10/01/52 (a)	78,000	73,129
5.55%, 06/15/54 (a)	150,000	145,099
5.80%, 04/01/55 (a)(d)	125,000	125,191
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	100,000	98,374
5.45%, 06/15/27 (a)	100,000	101,595
2.10%, 08/01/27 (a)	200,000	191,732
3.30%, 12/01/27 (a)	250,000	244,207
5.00%, 06/04/28 (a)	70,000	71,069
3.00%, 06/15/28 (a)	150,000	144,516
3.75%, 07/01/28	200,000	196,194
6.10%, 01/15/29 (a)	200,000	209,012
5.55%, 05/15/29 (a)	200,000	205,820
4.55%, 07/01/30 (a)	550,000	544,945
2.50%, 02/01/31 (a)	350,000	310,649
3.25%, 06/01/31 (a)	175,000	160,554
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 03/01/32 (a)	100,000	96,483
5.90%, 06/15/32 (a)	100,000	104,134
6.15%, 01/15/33 (a)	150,000	157,659
6.40%, 06/15/33 (a)	200,000	212,570
6.95%, 03/15/34 (a)	150,000	164,379
5.80%, 05/15/34 (a)	200,000	204,522
5.70%, 03/01/35 (a)	175,000	177,403
6.00%, 08/15/35 (a)	160,000	165,589
4.50%, 07/01/40 (a)	350,000	298,760
3.30%, 08/01/40 (a)	175,000	129,776
4.20%, 06/01/41 (a)	100,000	79,354
4.60%, 06/15/43 (a)	75,000	60,920
4.75%, 02/15/44 (a)	100,000	82,864
4.30%, 03/15/45 (a)	100,000	77,063
4.25%, 03/15/46 (a)	100,000	75,623
4.00%, 12/01/46 (a)	100,000	72,552
3.95%, 12/01/47 (a)	200,000	145,060
4.95%, 07/01/50 (a)	550,000	455,521
3.50%, 08/01/50 (a)	350,000	229,680
5.25%, 03/01/52 (a)	100,000	85,569
6.75%, 01/15/53 (a)	250,000	258,425
6.70%, 04/01/53 (a)	150,000	154,689
5.90%, 10/01/54 (a)	125,000	117,066
6.15%, 03/01/55 (a)	125,000	121,048
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,491
3.50%, 06/15/29 (a)	100,000	97,313
5.30%, 02/15/31 (a)	150,000	155,778
7.70%, 11/15/31	100,000	116,591
5.45%, 02/15/34 (a)	200,000	203,404
6.10%, 08/01/36	100,000	105,746
5.75%, 04/01/37	100,000	102,351
6.25%, 10/15/37	100,000	105,894
6.35%, 07/15/38	100,000	106,272
6.00%, 01/15/39	130,000	134,257
4.10%, 02/01/42 (a)	75,000	60,147
4.13%, 01/15/49 (a)	75,000	56,965
4.15%, 02/15/50 (a)	150,000	113,805
3.30%, 03/15/51 (a)	100,000	63,985
2.90%, 06/15/52 (a)	100,000	58,537
5.35%, 12/01/53 (a)	200,000	179,132
5.50%, 05/15/54 (a)	175,000	159,819
5.80%, 01/15/55 (a)	200,000	188,976
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	152,503
4.15%, 10/01/44 (a)	100,000	83,034
3.90%, 03/01/48 (a)	150,000	117,264
3.00%, 09/15/49 (a)	100,000	65,187
2.80%, 06/15/50 (a)	100,000	62,318
3.05%, 03/15/51 (a)	75,000	48,384
4.60%, 05/15/52 (a)	75,000	64,491
4.38%, 08/15/52 (a)	75,000	61,546
5.25%, 09/15/54 (a)	125,000	117,621
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	101,563
5.15%, 05/15/30 (a)	100,000	102,935
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	102,558
6.50%, 11/15/37	75,000	83,855
4.15%, 03/15/43 (a)	100,000	83,498
5.50%, 03/15/54 (a)	75,000	72,389
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	99,285
5.25%, 09/01/34 (a)	150,000	152,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	153,444
4.85%, 02/15/34 (a)	150,000	151,053
4.75%, 07/15/43 (a)	50,000	45,266
4.13%, 06/15/44 (a)	100,000	83,840
3.95%, 06/01/47 (a)	150,000	119,147
4.15%, 06/15/48 (a)	100,000	81,090
5.25%, 05/15/53 (a)	150,000	142,065
5.55%, 08/15/55 (a)	100,000	97,791
Progress Energy, Inc.
7.75%, 03/01/31	150,000	173,698
7.00%, 10/30/31	100,000	112,975
6.00%, 12/01/39	100,000	105,244
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	99,449
1.90%, 01/15/31 (a)	150,000	132,225
1.88%, 06/15/31 (a)	150,000	130,860
5.35%, 05/15/34 (a)	175,000	178,276
5.15%, 09/15/35 (a)	240,000	238,661
6.25%, 09/01/37	100,000	108,229
3.60%, 09/15/42 (a)	100,000	77,017
4.30%, 03/15/44 (a)	40,000	33,040
3.80%, 06/15/47 (a)	125,000	93,898
4.05%, 09/15/49 (a)	100,000	76,894
3.20%, 03/01/50 (a)	100,000	65,905
4.50%, 06/01/52 (a)	100,000	81,187
5.25%, 04/01/53 (a)	150,000	136,972
5.75%, 05/15/54 (a)	150,000	147,508
5.85%, 05/15/55 (a)	100,000	98,630
Public Service Co. of New Hampshire
4.40%, 07/01/28	50,000	50,533
2.20%, 06/15/31 (a)	100,000	89,519
5.35%, 10/01/33 (a)	100,000	104,474
3.60%, 07/01/49 (a)	50,000	36,841
5.15%, 01/15/53 (a)	50,000	46,226
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	88,025
5.25%, 01/15/33 (a)	100,000	102,215
5.20%, 01/15/35 (a)	150,000	150,555
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	150,000	147,234
3.65%, 09/01/28 (a)	100,000	99,006
3.20%, 05/15/29 (a)	100,000	97,129
1.90%, 08/15/31 (a)	250,000	218,617
4.90%, 12/15/32 (a)	150,000	152,935
5.20%, 08/01/33 (a)	100,000	103,393
5.20%, 03/01/34 (a)	100,000	102,854
4.85%, 08/01/34 (a)	100,000	100,379
4.90%, 08/15/35 (a)	130,000	129,797
5.50%, 03/01/40	75,000	76,559
3.95%, 05/01/42 (a)	150,000	124,014
3.80%, 03/01/46 (a)	150,000	116,997
3.60%, 12/01/47 (a)	100,000	74,465
3.85%, 05/01/49 (a)	150,000	114,998
3.20%, 08/01/49 (a)	75,000	51,366
3.15%, 01/01/50 (a)	100,000	67,598
2.70%, 05/01/50 (a)	150,000	91,949
2.05%, 08/01/50 (a)	200,000	106,104
5.13%, 03/15/53 (a)	50,000	46,307
5.45%, 08/01/53 (a)	100,000	97,298
5.45%, 03/01/54 (a)	100,000	97,442
5.30%, 08/01/54 (a)	100,000	95,049
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	207,208
5.88%, 10/15/28 (a)	150,000	157,243
5.20%, 04/01/29 (a)	150,000	154,816
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.60%, 08/15/30 (a)	200,000	174,664
2.45%, 11/15/31 (a)	125,000	110,919
6.13%, 10/15/33 (a)	75,000	80,446
5.45%, 04/01/34 (a)	75,000	77,156
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	94,934
4.10%, 06/15/30 (a)	100,000	97,505
4.22%, 03/15/32 (a)	75,000	71,419
5.73%, 03/15/35 (a)	110,000	111,836
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	77,141
6.27%, 03/15/37	62,000	67,274
5.76%, 10/01/39	75,000	77,882
5.80%, 03/15/40	75,000	77,639
4.30%, 05/20/45 (a)	75,000	61,399
4.22%, 06/15/48 (a)	100,000	80,735
3.25%, 09/15/49 (a)	100,000	66,867
2.89%, 09/15/51 (a)	100,000	61,607
5.45%, 06/01/53 (a)	75,000	71,407
5.69%, 06/15/54 (a)	75,000	74,068
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,687
1.70%, 10/01/30 (a)	200,000	176,396
3.00%, 03/15/32 (a)	100,000	90,971
6.00%, 06/01/39	50,000	53,576
4.50%, 08/15/40	100,000	90,897
3.75%, 06/01/47 (a)	75,000	56,105
4.15%, 05/15/48 (a)	100,000	79,531
4.10%, 06/15/49 (a)	100,000	78,391
3.32%, 04/15/50 (a)	100,000	67,300
2.95%, 08/15/51 (a)	150,000	94,509
5.35%, 04/01/53 (a)	150,000	139,899
5.55%, 04/15/54 (a)	100,000	95,882
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	74,508
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,807
5.85%, 11/01/27 (a)	150,000	154,552
3.65%, 03/01/28 (a)	100,000	98,489
5.30%, 03/01/28 (a)	150,000	153,385
5.65%, 10/01/28 (a)	100,000	103,596
4.20%, 03/01/29 (a)	100,000	99,179
5.15%, 06/01/29 (a)	100,000	102,215
2.85%, 08/01/29 (a)	100,000	94,188
5.25%, 03/15/30 (a)	150,000	153,649
2.25%, 06/01/30 (a)	150,000	134,986
5.45%, 06/01/31 (a)	150,000	155,236
2.75%, 02/01/32 (a)	100,000	87,883
5.95%, 11/01/32 (a)	125,000	131,571
6.00%, 01/15/34	150,000	156,177
5.20%, 06/01/34 (a)	200,000	198,912
5.45%, 03/01/35 (a)	100,000	100,735
5.75%, 04/01/35	75,000	77,438
5.63%, 02/01/36	100,000	100,582
5.55%, 01/15/37	75,000	74,551
5.95%, 02/01/38	100,000	102,371
6.05%, 03/15/39	100,000	102,986
5.50%, 03/15/40	100,000	97,447
4.50%, 09/01/40 (a)	75,000	65,843
4.05%, 03/15/42 (a)	100,000	79,113
3.90%, 03/15/43 (a)	50,000	38,491
4.65%, 10/01/43 (a)	150,000	126,470
3.60%, 02/01/45 (a)	100,000	71,885
4.00%, 04/01/47 (a)	300,000	223,662
4.13%, 03/01/48 (a)	250,000	189,345
4.88%, 03/01/49 (a)	100,000	83,696
3.65%, 02/01/50 (a)	200,000	137,714
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/01/51 (a)	100,000	60,730
3.65%, 06/01/51 (a)	100,000	68,126
3.45%, 02/01/52 (a)	100,000	65,262
5.45%, 06/01/52 (a)	50,000	44,595
5.70%, 03/01/53 (a)	100,000	92,501
5.88%, 12/01/53 (a)	150,000	142,903
5.75%, 04/15/54 (a)	50,000	46,647
5.90%, 03/01/55 (a)	100,000	95,563
6.20%, 09/15/55 (a)	125,000	124,276
Southern Co.
5.11%, 08/01/27 (f)	150,000	152,974
1.75%, 03/15/28 (a)	75,000	70,811
4.85%, 06/15/28 (a)	200,000	203,934
5.50%, 03/15/29 (a)	200,000	208,596
3.70%, 04/30/30 (a)	175,000	170,641
5.70%, 10/15/32 (a)	100,000	105,531
5.20%, 06/15/33 (a)	150,000	153,247
5.70%, 03/15/34 (a)	150,000	157,345
4.85%, 03/15/35 (a)	125,000	122,703
4.25%, 07/01/36 (a)	125,000	115,148
4.40%, 07/01/46 (a)	300,000	249,933
3.75%, 09/15/51 (a)(b)	200,000	197,520
6.38%, 03/15/55 (a)(b)	300,000	314,244
Southern Power Co.
5.15%, 09/15/41	100,000	94,641
5.25%, 07/15/43	50,000	47,262
4.95%, 12/15/46 (a)	100,000	88,114
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	75,000	73,749
4.10%, 09/15/28 (a)	150,000	149,823
5.30%, 04/01/33 (a)	100,000	101,648
6.20%, 03/15/40	100,000	104,626
3.90%, 04/01/45 (a)	75,000	56,873
3.85%, 02/01/48 (a)	50,000	36,457
3.25%, 11/01/51 (a)	75,000	48,432
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	132,372
3.40%, 08/15/46 (a)	75,000	51,900
3.70%, 08/15/47 (a)	100,000	73,198
3.15%, 05/01/50 (a)	150,000	96,837
6.00%, 06/01/54 (a)	100,000	100,272
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	78,139
5.30%, 12/15/34 (a)	100,000	99,696
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	102,358
2.40%, 03/15/31 (a)	100,000	90,705
4.10%, 06/15/42 (a)	200,000	167,762
4.30%, 06/15/48 (a)	250,000	204,285
Toledo Edison Co.
6.15%, 05/15/37	50,000	54,384
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	87,017
5.20%, 09/15/34 (a)	75,000	75,819
4.85%, 12/01/48 (a)	50,000	43,651
4.00%, 06/15/50 (a)	100,000	75,109
5.90%, 04/15/55 (a)	75,000	74,123
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	147,234
2.95%, 03/15/30 (a)	200,000	190,478
2.15%, 03/15/32 (a)	100,000	86,705
5.20%, 04/01/34 (a)	100,000	102,538
8.45%, 03/15/39	100,000	129,178
3.90%, 09/15/42 (a)	40,000	32,557
4.00%, 04/01/48 (a)	250,000	197,070
2.63%, 03/15/51 (a)	100,000	59,253
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/01/52 (a)	150,000	113,358
5.45%, 03/15/53 (a)	100,000	95,755
5.13%, 03/15/55 (a)	75,000	68,646
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	150,000	148,867
3.75%, 05/15/27 (a)	150,000	149,269
3.80%, 04/01/28 (a)	150,000	149,554
2.88%, 07/15/29 (a)	100,000	95,703
2.30%, 11/15/31 (a)	75,000	66,325
2.40%, 03/30/32 (a)	150,000	131,629
5.00%, 04/01/33 (a)	100,000	101,435
5.00%, 01/15/34 (a)	100,000	100,465
5.05%, 08/15/34 (a)	100,000	100,910
6.00%, 01/15/36	150,000	159,652
6.00%, 05/15/37	150,000	159,858
6.35%, 11/30/37	100,000	109,187
8.88%, 11/15/38	150,000	199,558
4.00%, 01/15/43 (a)	100,000	81,152
4.65%, 08/15/43 (a)	100,000	88,242
4.45%, 02/15/44 (a)	100,000	85,581
4.20%, 05/15/45 (a)	100,000	82,079
3.80%, 09/15/47 (a)	150,000	113,373
4.60%, 12/01/48 (a)	150,000	127,974
3.30%, 12/01/49 (a)	125,000	84,141
2.45%, 12/15/50 (a)	200,000	112,448
2.95%, 11/15/51 (a)	100,000	62,335
4.63%, 05/15/52 (a)	100,000	83,773
5.45%, 04/01/53 (a)	100,000	94,919
5.70%, 08/15/53 (a)	100,000	98,397
5.35%, 01/15/54 (a)	100,000	93,381
5.55%, 08/15/54 (a)	100,000	96,312
5.65%, 03/15/55 (a)	100,000	98,254
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,929
1.38%, 10/15/27 (a)	200,000	189,412
4.75%, 01/15/28 (a)	150,000	152,349
1.80%, 10/15/30 (a)	35,000	30,998
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	94,251
5.00%, 05/15/29 (a)	150,000	154,740
4.75%, 09/30/32 (a)	100,000	102,083
4.30%, 10/15/48 (a)	100,000	82,844
5.05%, 10/01/54 (a)	75,000	67,932
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	95,788
3.95%, 09/01/32 (a)	100,000	95,745
4.95%, 04/01/33 (a)	100,000	101,101
5.38%, 03/30/34 (a)	100,000	103,375
3.65%, 04/01/50 (a)	100,000	71,072
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	117,707
3.30%, 09/01/49 (a)	100,000	68,138
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	148,341
4.00%, 06/15/28 (a)	250,000	249,570
2.60%, 12/01/29 (a)	100,000	93,343
3.40%, 06/01/30 (a)	100,000	95,823
4.60%, 06/01/32 (a)	200,000	197,310
5.45%, 08/15/33 (a)	150,000	153,582
5.50%, 03/15/34 (a)	150,000	153,510
5.60%, 04/15/35 (a)	150,000	153,567
3.50%, 12/01/49 (a)	100,000	68,740
		110,345,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	98,432
2.63%, 09/15/29 (a)	125,000	118,133
1.50%, 01/15/31 (a)	150,000	130,071
5.90%, 11/15/33 (a)	150,000	161,718
5.20%, 08/15/35 (a)	90,000	91,249
4.13%, 10/15/44 (a)	175,000	145,833
4.30%, 10/01/48 (a)	100,000	82,780
4.13%, 03/15/49 (a)	100,000	79,364
3.38%, 09/15/49 (a)	100,000	69,430
2.85%, 02/15/52 (a)	150,000	91,718
5.75%, 10/15/52 (a)	100,000	99,769
6.20%, 11/15/53 (a)	100,000	106,771
5.00%, 12/15/54 (a)	100,000	90,083
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,488
4.00%, 04/01/28 (a)	100,000	99,658
1.75%, 10/01/30 (a)	100,000	88,253
5.40%, 07/01/34 (a)	75,000	76,772
5.85%, 01/15/41 (a)	100,000	101,772
National Grid USA
5.80%, 04/01/35	75,000	77,156
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	247,420
5.25%, 03/30/28 (a)	200,000	205,466
5.20%, 07/01/29 (a)	150,000	154,822
2.95%, 09/01/29 (a)	100,000	95,464
3.60%, 05/01/30 (a)	150,000	145,527
1.70%, 02/15/31 (a)	150,000	130,026
5.40%, 06/30/33 (a)	75,000	77,326
5.35%, 04/01/34 (a)	100,000	102,280
5.35%, 07/15/35 (a)	150,000	151,579
5.95%, 06/15/41 (a)	75,000	76,530
5.25%, 02/15/43 (a)	45,000	42,355
4.80%, 02/15/44 (a)	159,000	141,202
5.65%, 02/01/45 (a)	100,000	97,762
4.38%, 05/15/47 (a)	200,000	165,226
3.95%, 03/30/48 (a)	100,000	77,286
5.00%, 06/15/52 (a)	75,000	65,835
6.95%, 11/30/54 (a)(b)	75,000	78,051
6.38%, 03/31/55 (a)(b)	75,000	77,147
5.85%, 04/01/55 (a)	275,000	270,479
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	50,754
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	90,967
4.25%, 09/01/32 (a)	75,000	73,396
4.66%, 02/01/44 (a)	100,000	87,820
4.50%, 11/01/48 (a)	100,000	83,610
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	50,000	48,837
2.50%, 03/15/31 (a)	100,000	90,229
5.40%, 06/15/33 (a)	100,000	103,281
5.10%, 02/15/35 (a)	75,000	75,827
3.64%, 11/01/46 (a)	100,000	72,798
3.35%, 06/01/50 (a)	100,000	67,272
5.05%, 05/15/52 (a)	50,000	44,095
Sempra
3.25%, 06/15/27 (a)	100,000	98,295
3.40%, 02/01/28 (a)	200,000	196,106
3.70%, 04/01/29 (a)	150,000	147,151
5.50%, 08/01/33 (a)	150,000	154,278
3.80%, 02/01/38 (a)	150,000	126,514
6.00%, 10/15/39	150,000	153,732
4.00%, 02/01/48 (a)	150,000	112,287
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 04/01/52 (a)(b)	200,000	195,006
6.40%, 10/01/54 (a)(b)	200,000	197,962
6.88%, 10/01/54 (a)(b)	200,000	203,958
6.55%, 04/01/55 (a)(b)	100,000	98,802
6.63%, 04/01/55 (a)(b)	75,000	75,255
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	147,478
2.55%, 02/01/30 (a)	100,000	93,203
5.20%, 06/01/33 (a)	100,000	102,377
5.05%, 09/01/34 (a)	100,000	101,146
5.45%, 06/15/35 (a)	100,000	102,664
3.75%, 09/15/42 (a)	75,000	58,772
4.13%, 06/01/48 (a)	75,000	59,097
4.30%, 01/15/49 (a)	100,000	80,350
3.95%, 02/15/50 (a)	50,000	37,593
6.35%, 11/15/52 (a)	100,000	106,715
5.75%, 06/01/53 (a)	100,000	97,975
5.60%, 04/01/54 (a)	100,000	96,836
6.00%, 06/15/55 (a)	100,000	101,711
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	87,061
5.15%, 09/15/32 (a)	100,000	102,060
5.75%, 09/15/33 (a)	100,000	105,444
4.95%, 09/15/34 (a)	100,000	99,630
5.88%, 03/15/41 (a)	125,000	127,772
4.40%, 06/01/43 (a)	75,000	63,376
3.95%, 10/01/46 (a)	100,000	77,199
4.40%, 05/30/47 (a)	100,000	81,883
3.15%, 09/30/51 (a)	75,000	47,641
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	226,517
4.05%, 03/15/32 (a)	150,000	143,388
4.15%, 06/01/49 (a)	100,000	77,451
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	51,287
3.30%, 06/01/51 (a)	100,000	66,724
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	75,200
		9,683,015
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	238,450
3.45%, 06/01/29 (a)	300,000	293,235
2.30%, 06/01/31 (a)	200,000	178,422
5.15%, 03/01/34 (a)	100,000	102,370
6.59%, 10/15/37	150,000	168,750
4.00%, 12/01/46 (a)	50,000	40,131
3.75%, 09/01/47 (a)	200,000	151,550
4.20%, 09/01/48 (a)	100,000	80,534
4.15%, 06/01/49 (a)	150,000	118,821
3.45%, 05/01/50 (a)	100,000	70,437
3.25%, 06/01/51 (a)	200,000	134,540
5.45%, 03/01/54 (a)	100,000	96,233
5.70%, 09/01/55 (a)	200,000	197,032
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	101,138
3.57%, 05/01/29 (a)	75,000	73,044
2.70%, 04/15/30 (a)	100,000	92,929
2.40%, 05/01/31 (a)	50,000	44,723
5.38%, 01/15/34 (a)	100,000	101,906
5.25%, 08/15/35 (a)	150,000	149,274
4.28%, 05/01/49 (a)	100,000	78,192
3.35%, 04/15/50 (a)	100,000	66,256
5.30%, 05/01/52 (a)	100,000	90,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	100,000	106,955
		2,775,586
		122,803,774
Total Corporates (Cost $1,348,224,679)		1,261,086,953

TREASURIES 45.1% OF NET ASSETS
U.S. Treasury Bonds
6.50%, 11/15/26	955,300	989,445
6.63%, 02/15/27	496,400	518,331
6.38%, 08/15/27	743,300	782,018
6.13%, 11/15/27	1,509,500	1,591,166
5.50%, 08/15/28	280,000	295,312
5.25%, 11/15/28	1,588,100	1,666,637
5.25%, 02/15/29	795,300	839,694
6.13%, 08/15/29	900,000	981,984
6.25%, 05/15/30	950,000	1,054,500
5.38%, 02/15/31	1,460,000	1,575,830
4.50%, 02/15/36	1,536,700	1,577,158
4.75%, 02/15/37	881,000	917,066
5.00%, 05/15/37	1,180,000	1,254,211
4.38%, 02/15/38	1,290,600	1,287,676
4.50%, 05/15/38	1,481,000	1,496,851
3.50%, 02/15/39	1,728,300	1,559,251
4.25%, 05/15/39	1,887,500	1,833,382
4.50%, 08/15/39	2,223,300	2,208,189
4.38%, 11/15/39	2,375,900	2,321,885
4.63%, 02/15/40	3,148,600	3,155,734
1.13%, 05/15/40	7,600,000	4,732,781
4.38%, 05/15/40	2,377,000	2,314,232
1.13%, 08/15/40	9,100,000	5,603,609
3.88%, 08/15/40	2,459,100	2,253,727
1.38%, 11/15/40	9,800,000	6,247,500
4.25%, 11/15/40	2,273,600	2,170,577
1.88%, 02/15/41	11,700,000	8,044,664
4.75%, 02/15/41	2,200,000	2,219,078
2.25%, 05/15/41	8,800,000	6,380,688
4.38%, 05/15/41	1,613,700	1,555,834
1.75%, 08/15/41	12,000,000	7,950,938
3.75%, 08/15/41	2,103,600	1,875,162
2.00%, 11/15/41	10,800,000	7,409,812
3.13%, 11/15/41	2,381,600	1,942,120
2.38%, 02/15/42	8,800,000	6,371,063
3.13%, 02/15/42	2,430,900	1,972,258
3.00%, 05/15/42	2,505,300	1,987,799
3.25%, 05/15/42	8,100,000	6,662,883
2.75%, 08/15/42	2,668,100	2,027,548
3.38%, 08/15/42	6,100,000	5,089,211
2.75%, 11/15/42	4,010,800	3,032,227
4.00%, 11/15/42	7,000,000	6,343,203
3.13%, 02/15/43	3,282,900	2,618,626
3.88%, 02/15/43	6,100,000	5,421,375
2.88%, 05/15/43	5,672,800	4,339,249
3.88%, 05/15/43	6,600,000	5,852,859
3.63%, 08/15/43	4,042,900	3,449,099
4.38%, 08/15/43	6,700,000	6,336,211
3.75%, 11/15/43	3,902,900	3,380,582
4.75%, 11/15/43	7,550,000	7,482,758
3.63%, 02/15/44	4,262,900	3,616,804
4.50%, 02/15/44	7,650,000	7,334,437
3.38%, 05/15/44	3,893,600	3,173,588
4.63%, 05/15/44	7,500,000	7,297,266
3.13%, 08/15/44	5,288,200	4,133,885
4.13%, 08/15/44	7,549,000	6,859,564
3.00%, 11/15/44	4,553,600	3,476,033
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/44	7,650,000	7,424,086
2.50%, 02/15/45	5,807,000	4,047,660
4.75%, 02/15/45	7,250,000	7,143,516
3.00%, 05/15/45	2,868,600	2,175,654
5.00%, 05/15/45	6,850,000	6,966,129
2.88%, 08/15/45	3,588,200	2,654,988
4.88%, 08/15/45	2,000,000	2,002,461
3.00%, 11/15/45	2,618,600	1,974,793
2.50%, 02/15/46	4,800,000	3,292,875
2.50%, 05/15/46	4,717,800	3,226,164
2.25%, 08/15/46	6,295,800	4,078,990
2.88%, 11/15/46	2,598,900	1,892,527
3.00%, 02/15/47	5,500,000	4,085,039
3.00%, 05/15/47	4,200,000	3,109,969
2.75%, 08/15/47	6,075,000	4,278,604
2.75%, 11/15/47	6,300,000	4,424,766
3.00%, 02/15/48	7,050,000	5,174,039
3.13%, 05/15/48	7,400,000	5,543,641
3.00%, 08/15/48	7,750,000	5,658,711
3.38%, 11/15/48	8,300,000	6,480,484
3.00%, 02/15/49	8,500,000	6,175,781
2.88%, 05/15/49	8,050,000	5,694,746
2.25%, 08/15/49	8,000,000	4,938,750
2.38%, 11/15/49	7,200,000	4,557,375
2.00%, 02/15/50	8,570,000	4,950,514
1.25%, 05/15/50	10,700,000	5,044,883
1.38%, 08/15/50	11,651,000	5,631,620
1.63%, 11/15/50	11,401,000	5,884,876
1.88%, 02/15/51	13,300,000	7,319,156
2.38%, 05/15/51	13,500,000	8,390,039
2.00%, 08/15/51	12,200,000	6,888,234
1.88%, 11/15/51	12,000,000	6,533,438
2.25%, 02/15/52	10,900,000	6,518,711
2.88%, 05/15/52	10,899,000	7,517,756
3.00%, 08/15/52	9,900,000	7,001,930
4.00%, 11/15/52	10,200,000	8,755,266
3.63%, 02/15/53	10,300,000	8,246,437
3.63%, 05/15/53	10,300,000	8,237,586
4.13%, 08/15/53	11,519,000	10,092,624
4.75%, 11/15/53	12,150,000	11,813,977
4.25%, 02/15/54	12,225,000	10,942,330
4.63%, 05/15/54	12,550,000	11,959,758
4.25%, 08/15/54	12,700,000	11,366,500
4.50%, 11/15/54	12,700,000	11,859,617
4.63%, 02/15/55	12,350,000	11,776,883
4.75%, 05/15/55	12,800,000	12,456,000
4.75%, 08/15/55	4,750,000	4,623,457
U.S. Treasury Notes
0.88%, 09/30/26	7,500,000	7,267,676
1.63%, 09/30/26	3,800,000	3,712,273
3.50%, 09/30/26	13,800,000	13,751,215
4.63%, 10/15/26	8,500,000	8,574,541
1.13%, 10/31/26	10,601,000	10,278,622
1.63%, 10/31/26	4,301,000	4,195,407
4.13%, 10/31/26	14,000,000	14,046,484
2.00%, 11/15/26	8,773,900	8,590,882
4.63%, 11/15/26	8,800,000	8,883,703
1.25%, 11/30/26	11,098,000	10,759,641
1.63%, 11/30/26	3,700,000	3,604,393
4.25%, 11/30/26	13,000,000	13,070,586
4.38%, 12/15/26	9,800,000	9,872,734
1.25%, 12/31/26	10,600,000	10,257,984
1.75%, 12/31/26	4,300,000	4,189,729
4.25%, 12/31/26	13,000,000	13,079,473
4.00%, 01/15/27	9,501,000	9,531,804
1.50%, 01/31/27	14,200,000	13,765,125
4.13%, 01/31/27	12,000,000	12,060,703
2.25%, 02/15/27	8,442,600	8,268,471
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/15/27	10,000,000	10,053,906
1.13%, 02/28/27	2,450,000	2,358,891
1.88%, 02/28/27	9,000,000	8,760,410
4.13%, 02/28/27	12,000,000	12,069,844
4.25%, 03/15/27	10,000,000	10,080,078
0.63%, 03/31/27	3,850,000	3,671,261
2.50%, 03/31/27	8,800,000	8,640,328
3.88%, 03/31/27	12,000,000	12,032,578
4.50%, 04/15/27	10,000,000	10,125,391
0.50%, 04/30/27	5,400,000	5,127,047
2.75%, 04/30/27	8,050,000	7,930,979
3.75%, 04/30/27	12,000,000	12,013,828
2.38%, 05/15/27	10,000,000	9,789,258
4.50%, 05/15/27	10,000,000	10,134,570
0.50%, 05/31/27	5,800,000	5,494,141
2.63%, 05/31/27	8,700,000	8,548,260
3.88%, 05/31/27	12,600,000	12,643,559
4.63%, 06/15/27	10,000,000	10,165,234
0.50%, 06/30/27	6,500,000	6,142,373
3.25%, 06/30/27	8,200,000	8,143,465
3.75%, 06/30/27	12,000,000	12,021,563
4.38%, 07/15/27	10,300,000	10,434,383
0.38%, 07/31/27	8,000,000	7,524,062
2.75%, 07/31/27	8,050,000	7,918,559
3.88%, 07/31/27	12,500,000	12,553,223
2.25%, 08/15/27	8,042,000	7,834,039
3.75%, 08/15/27	9,950,000	9,971,960
0.50%, 08/31/27	6,600,000	6,207,480
3.13%, 08/31/27	8,500,000	8,420,312
3.63%, 08/31/27	13,500,000	13,502,900
3.38%, 09/15/27	9,500,000	9,457,324
0.38%, 09/30/27	8,400,000	7,861,547
4.13%, 09/30/27	7,900,000	7,980,852
3.88%, 10/15/27	10,000,000	10,052,734
0.50%, 10/31/27	8,450,000	7,909,332
4.13%, 10/31/27	7,500,000	7,579,102
2.25%, 11/15/27	7,500,000	7,286,133
4.13%, 11/15/27	10,000,000	10,108,203
0.63%, 11/30/27	8,600,000	8,055,109
3.88%, 11/30/27	7,100,000	7,140,492
4.00%, 12/15/27	10,000,000	10,089,062
0.63%, 12/31/27	9,400,000	8,781,289
3.88%, 12/31/27	6,900,000	6,942,855
4.25%, 01/15/28	9,900,000	10,044,246
0.75%, 01/31/28	11,000,000	10,283,281
3.50%, 01/31/28	8,000,000	7,982,812
2.75%, 02/15/28	10,351,000	10,148,428
4.25%, 02/15/28	10,000,000	10,152,344
1.13%, 02/29/28	11,500,000	10,830,664
4.00%, 02/29/28	7,500,000	7,572,949
3.88%, 03/15/28	9,500,000	9,569,023
1.25%, 03/31/28	10,000,000	9,429,687
3.63%, 03/31/28	8,000,000	8,009,062
3.75%, 04/15/28	10,500,000	10,541,016
1.25%, 04/30/28	11,000,000	10,355,469
3.50%, 04/30/28	8,000,000	7,981,875
2.88%, 05/15/28	11,350,000	11,142,508
3.75%, 05/15/28	10,500,000	10,544,707
1.25%, 05/31/28	11,300,000	10,615,379
3.63%, 05/31/28	7,500,000	7,507,324
3.88%, 06/15/28	10,000,000	10,078,516
1.25%, 06/30/28	9,900,000	9,284,730
4.00%, 06/30/28	7,650,000	7,736,660
3.88%, 07/15/28	10,000,000	10,078,516
1.00%, 07/31/28	11,000,000	10,220,977
4.13%, 07/31/28	8,000,000	8,118,438
2.88%, 08/15/28	11,550,000	11,323,061
3.63%, 08/15/28	9,500,000	9,512,988
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 08/31/28	10,900,000	10,143,387
4.38%, 08/31/28	7,300,000	7,462,254
1.25%, 09/30/28	9,350,000	8,718,145
4.63%, 09/30/28	9,100,000	9,372,645
1.38%, 10/31/28	10,100,000	9,436,398
4.88%, 10/31/28	9,000,000	9,341,367
3.13%, 11/15/28	10,750,000	10,598,408
1.50%, 11/30/28	10,500,000	9,832,266
4.38%, 11/30/28	10,000,000	10,236,328
1.38%, 12/31/28	10,000,000	9,311,328
3.75%, 12/31/28	9,700,000	9,745,469
1.75%, 01/31/29	9,900,000	9,316,055
4.00%, 01/31/29	11,000,000	11,139,648
2.63%, 02/15/29	10,650,000	10,315,107
1.88%, 02/28/29	8,800,000	8,304,313
4.25%, 02/28/29	11,350,000	11,589,414
2.38%, 03/31/29	8,500,000	8,152,031
4.13%, 03/31/29	12,300,000	12,510,926
2.88%, 04/30/29	8,000,000	7,798,750
4.63%, 04/30/29	13,000,000	13,446,367
2.38%, 05/15/29	9,050,000	8,665,022
2.75%, 05/31/29	7,300,000	7,079,859
4.50%, 05/31/29	12,800,000	13,189,000
3.25%, 06/30/29	7,300,000	7,203,047
4.25%, 06/30/29	12,600,000	12,878,086
2.63%, 07/31/29	6,750,000	6,505,576
4.00%, 07/31/29	12,500,000	12,667,480
1.63%, 08/15/29	8,350,000	7,753,432
3.13%, 08/31/29	6,600,000	6,477,539
3.63%, 08/31/29	12,600,000	12,597,047
3.50%, 09/30/29	12,500,000	12,435,547
3.88%, 09/30/29	6,600,000	6,659,812
4.00%, 10/31/29	6,500,000	6,589,629
4.13%, 10/31/29	12,100,000	12,321,676
1.75%, 11/15/29	5,850,000	5,431,131
3.88%, 11/30/29	6,100,000	6,152,898
4.13%, 11/30/29	12,700,000	12,935,148
3.88%, 12/31/29	6,200,000	6,254,977
4.38%, 12/31/29	11,905,000	12,244,944
3.50%, 01/31/30	6,400,000	6,357,750
4.25%, 01/31/30	12,900,000	13,206,375
1.50%, 02/15/30	10,050,000	9,171,018
4.00%, 02/28/30	17,050,000	17,292,430
3.63%, 03/31/30	6,200,000	6,187,164
4.00%, 03/31/30	12,500,000	12,673,340
3.50%, 04/30/30	5,900,000	5,855,059
3.88%, 04/30/30	12,000,000	12,103,594
0.63%, 05/15/30	13,705,000	11,914,249
3.75%, 05/31/30	5,500,000	5,515,469
4.00%, 05/31/30	12,000,000	12,168,750
3.75%, 06/30/30	6,300,000	6,317,473
3.88%, 06/30/30	12,501,000	12,605,989
3.88%, 07/31/30	12,700,000	12,805,172
4.00%, 07/31/30	6,451,000	6,537,433
0.63%, 08/15/30	18,700,000	16,117,062
3.63%, 08/31/30	14,000,000	13,959,258
4.13%, 08/31/30	6,500,000	6,623,145
4.63%, 09/30/30	6,400,000	6,667,250
4.88%, 10/31/30	6,400,000	6,743,500
0.88%, 11/15/30	19,450,000	16,865,277
4.38%, 11/30/30	6,650,000	6,851,838
3.75%, 12/31/30	6,950,000	6,953,529
4.00%, 01/31/31	6,250,000	6,325,928
1.13%, 02/15/31	19,050,000	16,643,449
4.25%, 02/28/31	7,250,000	7,426,436
4.13%, 03/31/31	7,500,000	7,634,766
4.63%, 04/30/31	7,500,000	7,821,094
1.63%, 05/15/31	18,150,000	16,161,299
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 05/31/31	8,000,000	8,341,562
4.25%, 06/30/31	7,800,000	7,981,898
4.13%, 07/31/31	7,800,000	7,930,102
1.25%, 08/15/31	20,550,000	17,762,104
3.75%, 08/31/31	8,000,000	7,971,562
3.63%, 09/30/31	7,700,000	7,614,879
4.13%, 10/31/31	7,750,000	7,870,186
1.38%, 11/15/31	18,600,000	16,075,922
4.13%, 11/30/31	6,200,000	6,293,969
4.50%, 12/31/31	8,000,000	8,285,625
4.38%, 01/31/32	6,750,000	6,940,371
1.88%, 02/15/32	18,100,000	16,039,711
4.13%, 02/29/32	7,700,000	7,807,379
4.13%, 03/31/32	6,750,000	6,842,285
4.00%, 04/30/32	8,000,000	8,048,125
2.88%, 05/15/32	18,050,000	16,958,539
4.13%, 05/31/32	8,000,000	8,103,125
4.00%, 06/30/32	8,000,000	8,043,125
4.00%, 07/31/32	7,300,000	7,334,789
2.75%, 08/15/32	17,455,000	16,208,604
3.88%, 08/31/32	7,500,000	7,478,174
4.13%, 11/15/32	17,450,000	17,649,039
3.50%, 02/15/33	16,900,000	16,383,758
3.38%, 05/15/33	18,200,000	17,449,250
3.88%, 08/15/33	18,800,000	18,609,062
4.50%, 11/15/33	19,950,000	20,579,672
4.00%, 02/15/34	21,250,000	21,132,129
4.38%, 05/15/34	21,350,000	21,773,664
3.88%, 08/15/34	21,500,000	21,081,758
4.25%, 11/15/34	21,350,000	21,495,113
4.63%, 02/15/35	21,750,000	22,499,355
4.25%, 05/15/35	21,400,000	21,475,234
4.25%, 08/15/35	6,600,000	6,613,922
Total Treasuries (Cost $2,427,635,393)		2,403,054,476

GOVERNMENT RELATED 4.2% OF NET ASSETS

Agency 1.2%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	200,000	202,464
4.75%, 05/21/27	500,000	508,070
4.25%, 03/01/28	250,000	253,467
4.00%, 05/28/28	300,000	302,733
4.13%, 01/18/29	300,000	304,074
3.75%, 09/05/29	150,000	150,146
4.50%, 01/24/30	200,000	206,014
		1,926,968
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	550,000	543,065
3.75%, 09/07/27	500,000	500,510
3.88%, 02/14/28	750,000	754,102
4.00%, 06/20/30	400,000	404,612
4.75%, 06/05/34	500,000	520,065
		2,722,354
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26 (h)	650,000	630,552
4.38%, 03/01/27 (h)	1,000,000	1,009,280
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 05/20/27 (h)	950,000	938,885
4.00%, 06/28/27 (h)	550,000	553,135
3.50%, 08/27/27 (h)	300,000	299,016
3.75%, 02/15/28 (h)	400,000	401,324
2.88%, 04/03/28 (h)	750,000	736,552
3.88%, 05/15/28 (h)	500,000	503,395
3.88%, 06/15/28 (h)	1,000,000	1,007,030
4.00%, 03/15/29 (h)	1,000,000	1,011,920
1.75%, 09/14/29 (h)	400,000	371,740
4.63%, 03/18/30 (h)	600,000	623,202
3.75%, 07/15/30 (h)	750,000	751,035
0.75%, 09/30/30 (h)	400,000	345,332
4.75%, 10/29/30 (h)	400,000	418,716
4.13%, 07/15/33 (h)	500,000	502,085
4.38%, 02/28/34 (h)	500,000	507,780
2.14%, 04/18/36 (h)(i)	300,000	189,999
2.63%, 06/29/37 (h)(i)	450,000	268,884
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (h)	250,000	250,938
2.50%, 11/15/27 (h)	250,000	243,810
4.63%, 04/17/29 (h)	300,000	309,606
4.13%, 05/28/30 (h)	300,000	305,412
0.88%, 09/03/30 (h)	500,000	434,855
		12,614,483
Japan 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	300,000	294,108
1.63%, 01/20/27	200,000	193,848
2.88%, 06/01/27	200,000	196,680
2.88%, 07/21/27	200,000	196,440
4.38%, 10/05/27	200,000	202,214
2.75%, 11/16/27	250,000	244,357
4.63%, 07/19/28	300,000	306,915
3.25%, 07/20/28	200,000	197,138
4.88%, 10/18/28	200,000	206,510
3.50%, 10/31/28	200,000	198,260
2.13%, 02/16/29	250,000	236,263
2.00%, 10/17/29	200,000	185,908
1.25%, 01/21/31	250,000	217,253
1.88%, 04/15/31	700,000	626,087
4.63%, 04/17/34	200,000	203,772
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	195,690
2.75%, 04/27/27	200,000	196,090
4.00%, 05/23/28	250,000	250,917
4.75%, 05/21/29	200,000	205,732
4.25%, 05/22/30	200,000	202,784
1.00%, 07/22/30	380,000	329,414
1.75%, 04/28/31	200,000	176,750
		5,263,130
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	200,000	197,302
7.25%, 09/23/27	200,000	212,804
3.63%, 09/10/28 (a)	300,000	297,462
3.13%, 04/06/30 (a)	250,000	239,852
2.38%, 05/22/30 (a)	100,000	92,606
3.63%, 04/06/40 (a)	100,000	84,773
5.10%, 08/17/40	114,000	113,536
4.25%, 11/23/41	100,000	88,794
3.95%, 05/15/43	150,000	126,011
4.80%, 11/08/43	100,000	92,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/18/49 (a)	300,000	209,037
3.70%, 04/06/50 (a)	250,000	189,293
		1,944,381
Republic of Korea 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	192,544
4.63%, 01/11/27	200,000	201,830
1.63%, 01/18/27	250,000	242,383
4.25%, 09/15/27	200,000	201,270
4.13%, 10/17/27	200,000	200,836
5.00%, 01/11/28	400,000	409,692
4.63%, 01/14/28	200,000	203,180
4.00%, 09/11/29	200,000	200,132
4.88%, 01/14/30	200,000	207,054
1.25%, 09/21/30	250,000	219,075
2.13%, 01/18/32	250,000	218,325
5.13%, 01/11/33	200,000	207,918
4.63%, 01/11/34 (c)	200,000	201,888
5.25%, 01/14/35 (c)	200,000	211,442
2.50%, 06/29/41	200,000	142,622
Korea Development Bank
1.00%, 09/09/26	200,000	193,890
4.63%, 02/15/27	350,000	353,363
2.25%, 02/24/27	200,000	195,196
4.63%, 02/03/28	200,000	203,070
4.38%, 02/15/28	200,000	202,036
4.50%, 02/15/29 (c)	500,000	508,325
4.88%, 02/03/30	200,000	207,222
2.00%, 10/25/31	250,000	222,905
4.25%, 09/08/32	250,000	247,232
4.38%, 02/15/33	200,000	198,572
		5,792,002
Sweden 0.0%
Svensk Exportkredit AB
4.88%, 09/14/26	250,000	252,372
2.25%, 03/22/27	250,000	243,918
3.88%, 08/04/27	200,000	200,462
3.75%, 05/08/28	500,000	500,705
4.88%, 10/04/30	500,000	523,515
		1,720,972
		31,984,290
U.S. 0.6%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	1,000,000	996,440
4.50%, 03/26/27	1,000,000	1,010,880
4.00%, 01/06/28	500,000	503,850
4.13%, 03/20/29	1,000,000	1,014,140
Federal Home Loan Banks
4.00%, 10/09/26	3,000,000	3,005,490
4.63%, 11/17/26	2,500,000	2,525,250
4.00%, 06/30/28	3,500,000	3,537,555
3.25%, 11/16/28	2,850,000	2,822,013
4.75%, 12/08/28	1,500,000	1,551,165
4.13%, 06/14/30	750,000	763,035
4.75%, 03/10/34	1,500,000	1,548,990
5.50%, 07/15/36	330,000	359,515
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	229,368
6.25%, 07/15/32	1,100,000	1,250,436
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
1.88%, 09/24/26	1,500,000	1,468,845
0.75%, 10/08/27	1,750,000	1,648,273
6.03%, 10/08/27	164,000	171,818
7.25%, 05/15/30	1,000,000	1,152,390
0.88%, 08/05/30	3,000,000	2,620,470
6.63%, 11/15/30	2,180,000	2,472,512
5.63%, 07/15/37	500,000	548,795
Private Export Funding Corp.
1.40%, 07/15/28	100,000	93,382
Tennessee Valley Authority
4.65%, 06/15/35	655,000	666,233
4.63%, 09/15/60	150,000	129,621
		32,090,466
		64,074,756

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	117,602
Province of Alberta
3.30%, 03/15/28	200,000	197,858
4.50%, 06/26/29	250,000	256,210
1.30%, 07/22/30	450,000	399,532
4.50%, 01/24/34	200,000	201,128
Province of British Columbia
4.70%, 01/24/28	700,000	715,624
4.80%, 11/15/28	400,000	412,668
4.90%, 04/24/29	400,000	415,252
1.30%, 01/29/31	500,000	436,300
4.20%, 07/06/33	450,000	446,197
4.75%, 06/12/34	350,000	356,982
4.80%, 06/11/35	500,000	508,460
Province of Manitoba
1.50%, 10/25/28	150,000	139,955
4.30%, 07/27/33	200,000	199,142
4.90%, 05/31/34	150,000	154,442
Province of New Brunswick
3.63%, 02/24/28	150,000	149,378
Province of Ontario
3.10%, 05/19/27	400,000	395,380
1.05%, 05/21/27	450,000	429,507
4.20%, 01/18/29	500,000	507,285
2.00%, 10/02/29	400,000	373,268
4.70%, 01/15/30	600,000	621,096
1.13%, 10/07/30	500,000	436,950
1.60%, 02/25/31	250,000	221,600
1.80%, 10/14/31	500,000	439,415
2.13%, 01/21/32	200,000	177,612
5.05%, 04/24/34	250,000	260,818
4.85%, 06/11/35	250,000	255,685
Province of Quebec
2.75%, 04/12/27	200,000	196,596
3.63%, 04/13/28	600,000	598,524
4.50%, 04/03/29	650,000	666,074
7.50%, 09/15/29	421,000	478,462
1.35%, 05/28/30	250,000	223,165
1.90%, 04/21/31	250,000	223,705
4.50%, 09/08/33	200,000	202,100
4.25%, 09/05/34	400,000	392,988
4.63%, 08/28/35	350,000	350,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Saskatchewan
3.25%, 06/08/27	200,000	197,938
4.65%, 01/28/30	200,000	206,648
		12,962,400
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	313,129
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	417,924
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	257,552
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	184,499
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	41,282
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	135,337
RB Series B
5.18%, 11/01/53 (a)	50,000	47,057
RB Series E
2.90%, 11/01/51 (a)	100,000	70,035
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	110,820
Series C
4.47%, 01/01/49	150,000	128,336
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	685,141	764,279
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	104,621
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	100,190
City of New York
6.27%, 12/01/37	200,000	216,299
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	206,201
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	70,750
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	70,006
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	195,438
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	199,102
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	187,616
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,200
Series H
2.90%, 09/01/49	100,000	66,565
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	102,160
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	82,262
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	166,883
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	68,084
County of Riverside
3.82%, 02/15/38	75,000	69,819
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	143,059
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	100,282
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	173,781
RB Series A
4.09%, 11/01/51	100,000	80,233
Series A
2.99%, 11/01/38	100,000	85,383
Series C
3.09%, 11/01/40 (a)	250,000	199,174
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	83,878
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	349,636
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	80,000	83,151
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	74,559
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	100,000	72,735
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	76,319
RB Series A
3.12%, 06/01/38 (a)	100,000	83,636
RB Series B
2.75%, 06/01/34 (a)	100,000	89,339
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	97,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	105,549
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	106,993
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	75,000	53,213
JobsOhio Beverage System
2.83%, 01/01/38	50,000	41,391
Series B
4.53%, 01/01/35	300,000	301,231
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	94,049
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	116,325
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	210,091
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	100,000	96,262
RB Series 2023
5.05%, 12/01/34 (a)	250,000	255,219
RB Series A
4.15%, 02/01/33 (a)	250,000	248,606
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	195,785
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	94,360
RB Series 2024
5.94%, 05/31/57 (a)	75,000	74,756
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	114,072
RB Series D
3.20%, 07/01/50	150,000	99,356
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	250,000	228,927
RB Series C
2.95%, 05/15/43 (a)	200,000	151,450
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	210,000	228,293
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	205,065
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	118,175
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	167,669
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan State University
RB Series A
4.17%, 08/15/22 (a)	75,000	54,303
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	138,000	145,876
RB (Build America Bonds) Series A
6.64%, 04/01/57	138,000	148,107
RB Series B
7.06%, 04/01/57	287,000	318,872
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	263,556
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	419,679
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	403,809
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	125,763
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	256,364
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	101,318
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	101,730
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,372
RB Series 2009F
5.63%, 03/15/39	100,000	103,242
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	165,305
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	290,346
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	95,689
RB Series 2022
4.38%, 11/01/45 (a)	150,000	142,102
Oregon School Boards Association
Series B
5.55%, 06/30/28	145,759	148,792
Pennsylvania State University
2.84%, 09/01/50	150,000	98,091
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	158,593
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	105,628
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	183,210
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	375,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	94,754
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	151,015
RB Series 2019 215
3.29%, 08/01/69	100,000	62,482
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	76,352
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	80,373
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	107,039
RB Series 2022 Q
4.56%, 05/15/53	100,000	84,132
RB Series N
3.26%, 05/15/60 (a)	100,000	62,872
RB Series N
3.71%, 05/15/20 (a)	75,000	46,223
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	50,383
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	65,750
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	81,621
RB Series 2017B
3.59%, 01/01/43	15,000	12,743
RB Series B
3.82%, 01/01/48	150,000	119,102
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	102,142
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	93,000
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	206,797
Series A
1.71%, 07/01/27	400,000	384,562
Series A
2.15%, 07/01/30	600,000	547,753
State of California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,046,695
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	661,800
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	580,256
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	233,014
GO Bonds
5.13%, 03/01/38 (a)	100,000	100,395
GO Bonds
7.60%, 11/01/40	300,000	365,816
GO Bonds Series 2010
7.63%, 03/01/40	300,000	361,486
GO Bonds Series 2019
2.38%, 10/01/26	175,000	172,137
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023
6.00%, 03/01/33	100,000	110,170
GO Bonds Series 2024
5.13%, 09/01/29	100,000	104,846
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	270,822
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	71,429	78,295
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,341,108	1,357,590
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	237,315	242,829
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	603,276
State of Wisconsin
3.15%, 05/01/27	100,000	98,948
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	264,801	272,234
RB Series 2023
5.17%, 04/01/41 (a)	200,000	204,101
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	118,263
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	120,702
RB Series 2019 BD
3.35%, 07/01/29	100,000	98,288
RB Series 2020 BG
1.32%, 05/15/27 (a)	195,000	187,124
RB Series AD
4.86%, 05/15/12	100,000	83,153
RB Series BG
1.61%, 05/15/30 (a)	250,000	225,044
University of Michigan
4.45%, 04/01/22 (a)	250,000	194,020
RB Series C
3.60%, 04/01/47	200,000	167,539
Series B
2.44%, 04/01/40 (a)	250,000	184,419
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	62,150
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	227,976
Series C
4.18%, 09/01/17 (a)	100,000	73,306
		24,871,015
		37,833,415

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	800,000	802,824
4.63%, 04/30/29	750,000	774,683
4.00%, 03/18/30	500,000	506,315
		2,083,822
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	250,000	245,455
3.24%, 02/06/28 (a)	250,000	244,972
4.85%, 01/22/29 (a)	300,000	306,597
2.45%, 01/31/31 (a)	300,000	271,575
2.55%, 01/27/32 (a)	200,000	177,438
2.55%, 07/27/33 (a)	500,000	427,015
3.50%, 01/31/34 (a)	250,000	227,132
4.95%, 01/05/36 (a)	200,843	199,242
5.65%, 01/13/37 (a)	300,000	312,081
3.10%, 05/07/41 (a)	350,000	262,640
4.34%, 03/07/42 (a)	250,000	217,943
3.63%, 10/30/42	150,000	121,452
3.86%, 06/21/47	200,000	154,606
3.50%, 01/25/50 (a)	500,000	353,515
4.00%, 01/31/52 (a)	200,000	152,946
5.33%, 01/05/54 (a)	300,000	282,426
3.10%, 01/22/61 (a)	250,000	150,048
3.25%, 09/21/71 (a)	200,000	120,508
		4,227,591
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	347,163
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	197,644
4.55%, 01/11/28 (a)	300,000	303,090
4.10%, 04/24/28	250,000	250,402
4.75%, 02/11/29	200,000	203,684
4.40%, 03/10/29 (a)	200,000	201,680
3.40%, 09/18/29	250,000	243,190
5.25%, 01/15/30 (a)	200,000	208,268
2.85%, 02/14/30	400,000	377,220
3.85%, 10/15/30	300,000	294,234
2.15%, 07/28/31 (a)	200,000	175,908
4.65%, 09/20/32 (a)	250,000	250,048
4.85%, 01/11/33 (a)	200,000	201,550
4.75%, 09/10/34 (a)	200,000	198,656
5.60%, 01/15/35 (a)	200,000	210,472
4.35%, 01/11/48	200,000	170,396
5.35%, 02/11/49	200,000	196,194
3.70%, 10/30/49	100,000	75,363
3.50%, 02/14/50	200,000	144,652
4.20%, 10/15/50	250,000	203,240
3.05%, 03/12/51	400,000	263,220
5.65%, 01/11/53 (a)	200,000	199,140
5.10%, 02/10/54 (a)	200,000	187,692
5.15%, 09/10/54 (a)	200,000	188,768
3.20%, 09/23/61 (a)	200,000	125,918
4.45%, 04/15/70	200,000	160,202
3.35%, 03/12/71	200,000	128,094
		5,358,925
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	200,000	194,642
5.38%, 03/12/29	300,000	307,539
5.38%, 02/19/30	400,000	411,164
2.75%, 07/03/30	350,000	320,478
4.50%, 01/17/33	350,000	338,275
5.50%, 03/12/34	700,000	713,678
5.63%, 02/19/35	500,000	512,235
4.50%, 01/30/43	300,000	254,586
4.13%, 01/17/48	200,000	152,560
3.88%, 07/03/50	300,000	212,226
5.75%, 03/12/54	500,000	462,545
4.50%, 04/03/20	200,000	144,206
State of Israel
2.50%, 01/15/30	200,000	182,924
3.38%, 01/15/50	350,000	229,264
		4,436,322
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	452,851
5.38%, 06/15/33	250,000	264,475
4.00%, 10/17/49	350,000	253,606
3.88%, 05/06/51	500,000	346,900
		1,317,832
Mexico 0.2%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	299,247
3.75%, 01/11/28	300,000	295,860
5.40%, 02/09/28 (a)	200,000	204,484
4.50%, 04/22/29	600,000	598,578
5.00%, 05/07/29 (a)	200,000	202,684
3.25%, 04/16/30 (a)	500,000	468,235
6.00%, 05/13/30 (a)	400,000	418,892
2.66%, 05/24/31 (a)	400,000	352,524
8.30%, 08/15/31	150,000	178,706
4.75%, 04/27/32 (a)	500,000	482,625
5.85%, 07/02/32 (a)	700,000	715,330
4.88%, 05/19/33 (a)	400,000	382,336
3.50%, 02/12/34 (a)	200,000	170,928
6.75%, 09/27/34	362,000	389,063
6.35%, 02/09/35 (a)	400,000	414,076
6.00%, 05/07/36 (a)	750,000	753,082
6.88%, 05/13/37 (a)	700,000	737,275
6.63%, 01/29/38 (a)	500,000	512,325
6.05%, 01/11/40	500,000	484,290
4.28%, 08/14/41 (a)	400,000	313,256
4.75%, 03/08/44	750,000	599,715
5.55%, 01/21/45	550,000	492,085
4.60%, 01/23/46	450,000	345,938
4.35%, 01/15/47	300,000	220,740
4.60%, 02/10/48	400,000	302,564
4.50%, 01/31/50 (a)	275,000	203,305
5.00%, 04/27/51 (a)	450,000	353,326
4.40%, 02/12/52 (a)	250,000	177,670
6.34%, 05/04/53 (a)	600,000	555,588
6.40%, 05/07/54 (a)	500,000	464,775
7.38%, 05/13/55 (a)	500,000	523,495
3.77%, 05/24/61 (a)	600,000	359,148
5.75%, 10/12/10	420,000	341,737
		13,313,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	271,147
3.88%, 03/17/28 (a)	200,000	195,960
9.38%, 04/01/29	300,000	339,591
3.16%, 01/23/30 (a)	200,000	184,108
7.50%, 03/01/31 (a)	200,000	217,670
2.25%, 09/29/32 (a)	600,000	475,074
3.30%, 01/19/33 (a)	200,000	168,950
6.40%, 02/14/35 (a)	450,000	453,240
6.70%, 01/26/36	131,000	134,517
6.88%, 01/31/36 (a)	200,000	206,546
8.00%, 03/01/38 (a)	200,000	221,464
4.50%, 05/15/47 (a)	250,000	183,735
4.50%, 04/16/50 (a)	400,000	284,376
4.30%, 04/29/53	400,000	275,380
6.85%, 03/28/54 (a)	200,000	192,590
4.50%, 04/01/56 (a)	350,000	241,633
7.88%, 03/01/57 (a)	200,000	214,460
3.87%, 07/23/60 (a)	650,000	393,614
4.50%, 01/19/63 (a)	250,000	171,108
		4,825,163
Peru 0.1%
Peru Government International Bonds
2.78%, 01/23/31 (a)	400,000	366,788
1.86%, 12/01/32 (a)	300,000	245,169
8.75%, 11/21/33	450,000	560,110
3.00%, 01/15/34 (a)	400,000	343,652
5.38%, 02/08/35 (a)	200,000	202,424
5.50%, 03/30/36 (a)	388,000	391,733
6.55%, 03/14/37	300,000	330,234
3.30%, 03/11/41 (a)	250,000	189,450
5.63%, 11/18/50	395,000	378,596
3.55%, 03/10/51 (a)	350,000	240,852
5.88%, 08/08/54 (a)	300,000	292,335
6.20%, 06/30/55 (a)	200,000	202,640
2.78%, 12/01/60 (a)	250,000	133,775
3.60%, 01/15/72 (a)	200,000	122,140
3.23%, 07/28/21 (a)	200,000	107,086
		4,106,984
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	197,234
3.00%, 02/01/28	400,000	389,064
3.75%, 01/14/29	200,000	196,986
9.50%, 02/02/30	250,000	301,980
2.46%, 05/05/30	200,000	184,998
7.75%, 01/14/31	350,000	407,456
1.95%, 01/06/32	200,000	172,132
6.38%, 01/15/32	300,000	330,738
3.56%, 09/29/32	200,000	188,092
5.61%, 04/13/33	200,000	211,966
5.25%, 05/14/34	200,000	206,510
6.38%, 10/23/34	400,000	446,168
5.50%, 02/04/35	200,000	210,778
4.75%, 03/05/35	200,000	199,156
5.00%, 01/13/37	200,000	201,890
3.95%, 01/20/40	400,000	353,488
3.70%, 03/01/41	550,000	458,518
3.70%, 02/02/42	400,000	327,376
2.95%, 05/05/45	200,000	139,892
2.65%, 12/10/45	200,000	131,852
3.20%, 07/06/46	500,000	358,045
4.20%, 03/29/47	200,000	167,734
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/17/48	200,000	200,098
5.60%, 05/14/49	200,000	200,636
5.18%, 09/05/49	200,000	189,372
5.90%, 02/04/50	200,000	208,020
		6,580,179
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	206,748
4.63%, 03/18/29 (a)	250,000	253,985
4.88%, 02/12/30	500,000	514,150
5.75%, 11/16/32 (a)	300,000	318,531
4.88%, 10/04/33 (a)	400,000	401,188
5.13%, 09/18/34 (a)	500,000	504,645
5.38%, 02/12/35 (a)	500,000	511,570
5.50%, 04/04/53 (a)	350,000	328,430
5.50%, 03/18/54 (a)	700,000	656,719
		3,695,966
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	250,000	246,423
3.50%, 09/20/28	200,000	198,004
2.50%, 06/19/29	200,000	190,690
4.50%, 07/03/29	200,000	204,786
1.75%, 10/15/31	200,000	176,674
4.13%, 06/10/44	200,000	174,514
		1,191,091
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	182,228
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	301,830
4.38%, 01/23/31 (a)	350,000	352,201
5.75%, 10/28/34 (a)	400,000	424,772
7.63%, 03/21/36	250,000	300,393
5.44%, 02/14/37 (a)	300,000	310,461
4.13%, 11/20/45	150,000	128,871
5.10%, 06/18/50	750,000	693,525
4.98%, 04/20/55	400,000	355,180
		3,049,461
		54,534,381

Supranational* 1.3%
African Development Bank
4.63%, 01/04/27	350,000	353,728
4.13%, 02/25/27	500,000	502,590
4.38%, 11/03/27	500,000	507,395
4.38%, 03/14/28	250,000	254,463
3.88%, 06/12/28	360,000	362,416
3.50%, 09/18/29	400,000	396,988
5.75%, 05/07/34(a)(b)(j)	200,000	200,368
4.50%, 06/12/35	180,000	183,121
Asian Development Bank
2.63%, 01/12/27	500,000	492,350
4.13%, 01/12/27	500,000	502,185
1.50%, 01/20/27	500,000	484,700
3.13%, 08/20/27	500,000	494,810
2.50%, 11/02/27	500,000	487,930
4.38%, 01/14/28	900,000	915,138
2.75%, 01/19/28	500,000	490,060
3.75%, 04/25/28	500,000	501,565
1.25%, 06/09/28	250,000	234,485
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.82%, 06/16/28	250,000	263,968
4.50%, 08/25/28	500,000	512,295
4.38%, 03/06/29	600,000	614,250
1.88%, 03/15/29	300,000	282,393
3.63%, 08/28/29	600,000	599,184
1.75%, 09/19/29	250,000	232,028
1.88%, 01/24/30	400,000	370,560
4.13%, 05/30/30	700,000	712,243
3.75%, 08/28/30	500,000	500,445
0.75%, 10/08/30	450,000	387,756
1.50%, 03/04/31	500,000	443,310
3.88%, 09/28/32	450,000	447,003
4.00%, 01/12/33	350,000	349,622
3.88%, 06/14/33	350,000	346,164
4.13%, 01/12/34	350,000	349,188
4.38%, 03/22/35	300,000	303,186
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	300,459
4.13%, 01/18/29	500,000	507,260
4.50%, 01/16/30	1,050,000	1,083,190
4.50%, 05/21/35	200,000	204,302
Corp. Andina de Fomento
2.25%, 02/08/27	400,000	390,024
6.00%, 04/26/27	300,000	309,219
5.00%, 01/24/29	400,000	412,636
5.00%, 01/22/30	400,000	415,072
Council of Europe Development Bank
4.63%, 06/11/27	350,000	355,303
3.63%, 05/08/28	200,000	200,022
4.13%, 01/24/29	250,000	253,753
4.50%, 01/15/30	300,000	309,405
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	508,945
4.13%, 01/25/29	500,000	507,725
4.25%, 03/13/34	250,000	251,050
European Investment Bank
0.75%, 10/26/26	500,000	482,880
1.38%, 03/15/27	750,000	723,930
4.38%, 03/19/27	700,000	706,797
2.38%, 05/24/27	450,000	440,122
3.25%, 11/15/27	500,000	495,865
3.88%, 03/15/28	1,050,000	1,056,730
3.88%, 06/15/28	300,000	302,103
4.50%, 10/16/28	750,000	769,447
4.00%, 02/15/29	750,000	758,775
1.75%, 03/15/29	500,000	468,835
4.75%, 06/15/29	1,100,000	1,142,427
1.63%, 10/09/29	350,000	323,145
3.75%, 11/15/29	1,000,000	1,003,040
4.50%, 03/14/30	1,000,000	1,033,280
0.88%, 05/17/30	170,000	149,410
3.63%, 07/15/30	800,000	796,800
0.75%, 09/23/30	500,000	432,020
3.88%, 10/15/30	600,000	603,990
1.25%, 02/14/31	500,000	438,545
1.63%, 05/13/31	250,000	222,578
4.38%, 10/10/31	750,000	772,890
4.25%, 08/16/32	910,000	925,379
3.75%, 02/14/33	500,000	492,770
4.13%, 02/13/34	750,000	749,182
4.63%, 02/12/35	500,000	515,445
4.88%, 02/15/36	550,000	577,863
Inter-American Development Bank
1.50%, 01/13/27	500,000	484,885
4.38%, 02/01/27	250,000	251,968
2.38%, 07/07/27	350,000	341,775
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 09/16/27	500,000	470,275
4.00%, 01/12/28	400,000	403,228
1.13%, 07/20/28	500,000	465,930
3.13%, 09/18/28	650,000	640,516
4.13%, 02/15/29	750,000	761,392
2.25%, 06/18/29	700,000	665,112
3.50%, 09/14/29	500,000	496,730
4.80%, 01/22/30(a)	100,000	100,935
4.50%, 02/15/30	750,000	774,157
3.75%, 06/14/30	400,000	400,464
1.13%, 01/13/31	750,000	653,812
3.63%, 09/17/31	400,000	394,892
3.50%, 04/12/33	500,000	482,515
4.50%, 09/13/33	350,000	359,961
4.38%, 07/17/34	400,000	405,160
4.38%, 07/16/35	530,000	533,625
4.38%, 01/24/44	150,000	138,975
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	201,844
4.75%, 09/19/28	200,000	205,786
4.25%, 02/14/29	150,000	152,297
4.25%, 04/01/30	200,000	203,514
International Bank for Reconstruction & Development
1.88%, 10/27/26	200,000	195,604
3.13%, 06/15/27	750,000	742,680
2.50%, 11/22/27	350,000	341,443
0.75%, 11/24/27	1,000,000	938,370
1.38%, 04/20/28	1,000,000	943,850
3.63%, 05/05/28	750,000	750,270
3.50%, 07/12/28	1,000,000	996,600
4.63%, 08/01/28	800,000	821,680
4.40%, 08/14/28(a)	100,000	100,040
1.13%, 09/13/28	1,000,000	928,510
3.63%, 09/21/29	700,000	698,439
3.88%, 10/16/29	1,000,000	1,007,160
1.75%, 10/23/29	450,000	416,790
3.88%, 02/14/30	1,000,000	1,006,850
4.13%, 03/20/30	1,000,000	1,017,110
0.88%, 05/14/30	700,000	614,922
4.00%, 07/25/30	500,000	505,890
0.75%, 08/26/30	750,000	648,937
4.00%, 01/10/31	800,000	808,136
1.25%, 02/10/31	750,000	656,737
4.50%, 04/10/31	500,000	517,190
1.63%, 11/03/31	1,000,000	877,390
4.63%, 01/15/32	1,000,000	1,038,450
2.50%, 03/29/32	750,000	687,427
4.00%, 05/06/32	900,000	901,782
4.75%, 11/14/33	550,000	575,459
3.88%, 08/28/34	500,000	488,125
4.75%, 02/15/35	80,000	83,045
4.38%, 08/27/35	900,000	906,111
International Finance Corp.
0.75%, 10/08/26	300,000	290,073
4.38%, 01/15/27	250,000	251,918
4.50%, 01/21/28	400,000	407,924
4.50%, 07/13/28	400,000	409,456
4.25%, 07/02/29	350,000	357,220
3.88%, 07/02/30	300,000	302,109
0.75%, 08/27/30	400,000	346,076
Nordic Investment Bank
4.38%, 03/14/28	250,000	254,450
3.75%, 08/28/28	300,000	301,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/28/29	250,000	254,838
3.75%, 05/09/30	200,000	200,298
		70,050,957
Total Government Related (Cost $238,710,087)		226,493,509

SECURITIZED 26.3% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	981,512
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	64,223	63,266
4.26%, 06/01/38	100,000	95,933
4.45%, 12/01/49	200,000	174,668
4.67%, 12/01/53	200,000	172,822
		506,689
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52	175,000	160,610
		1,648,811

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	147,504
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,158,908
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	933,738
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	564,667
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	274,721
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)	400,000	422,735
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	447,047
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(k)	1,500,000	1,618,012
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,037,655
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,062,371
Series 2028-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,040,374
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,969,443
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	666,737
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,305,427
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	590,548
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	929,682
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,778,667
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	232,406
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,173,553
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,604,446
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/17/52 (a)	2,500,000	2,342,474
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	2,000,000	1,981,209
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25 (a)	63,835	63,574
Series K054, Class A2
2.75%, 01/25/26 (a)	8,759	8,696
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	591,297
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	2,397,011	2,374,520
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	297,242
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	740,904
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,182,411
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	500,000	493,416
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,972,345
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	890,295
Series K074, Class A1
3.60%, 09/25/27 (a)	7,942	7,910
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,475,134
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,179,729
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	250,000	250,900
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	700,000	702,737
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	99,563
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	967,942
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,483,115
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,100,092
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,692,417
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,758,780
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,077,569
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,305,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	955,330
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	675,258
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,360,558
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	1,200,000	1,162,921
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	686,620
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	358,706
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	791,865
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,721,989
Series K163, Class A2
5.00%, 03/25/34 (a)(k)	600,000	623,315
Series K735, Class A2
2.86%, 05/25/26 (a)	791,313	784,003
Federal National Mortgage Association-ACES
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(k)	558,477	549,756
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,814,788
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	2,008,170
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,596,623	1,590,432
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,407,774
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	239,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,292,669
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	382,094	381,039
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	246,238
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	899,060
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	194,972
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,180,651
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	93,830	93,291
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,194,581
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	121,790	121,433
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,324,266
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	281	281
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,004,904
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	294,537
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,370,457
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	945,744
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	482,049	479,744
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	658,651
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,707,688
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	475,388
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,819,305
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,465,551
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(k)	300,000	289,399
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	158,299
		100,328,281

Mortgage-Backed Securities Pass-Through 24.4%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	269,497	234,708
1.50%, 08/01/35 to 08/01/51 (a)	39,623,980	32,130,637
2.00%, 01/01/28 to 04/01/52 (a)	141,905,892	116,036,654
2.50%, 04/01/27 to 05/01/52 (a)	69,803,269	59,211,748
3.00%, 08/01/26 to 06/01/53 (a)	44,909,645	40,218,600
3.50%, 01/01/26 to 02/01/53 (a)	23,273,154	21,598,978
4.00%, 05/01/26 to 11/01/54 (a)	15,032,902	14,374,079
4.50%, 05/01/34 to 09/01/52 (a)	11,344,581	11,169,305
5.00%, 11/01/33 to 11/01/54 (a)	21,726,550	21,645,101
5.50%, 06/01/33 to 07/01/55 (a)	44,364,438	44,866,946
6.00%, 05/01/32 to 08/01/55 (a)	36,233,890	37,304,366
6.50%, 02/01/36 to 05/01/55 (a)	18,915,219	19,728,262
7.00%, 12/01/53 to 01/01/54 (a)	2,940,086	3,099,175
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	626,502	548,673
1.50%, 08/01/35 to 03/01/51 (a)	24,454,017	20,604,851
2.00%, 12/01/27 to 04/01/52 (a)	148,683,480	122,974,428
2.50%, 07/01/27 to 05/01/52 (a)	124,138,607	105,762,892
3.00%, 10/01/26 to 04/01/52 (a)	66,522,211	59,887,457
3.50%, 10/01/25 to 08/01/52 (a)	45,109,968	41,998,959
4.00%, 06/01/27 to 08/01/52 (a)	30,156,495	28,951,229
4.50%, 03/01/30 to 10/01/52 (a)	18,845,651	18,486,410
5.00%, 11/01/33 to 06/01/55 (a)	36,908,904	36,676,039
5.50%, 03/01/33 to 06/01/55 (a)	37,403,125	37,852,730
6.00%, 04/01/35 to 07/01/55 (a)	42,511,896	43,649,917
6.50%, 08/01/34 to 03/01/55 (a)	16,890,894	17,593,683
7.00%, 10/01/53 to 09/01/55 (a)	4,425,662	4,656,966
7.50%, 11/01/53 to 08/01/54 (a)	760,778	811,736
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	708,791	557,288
2.00%, 04/20/36 to 05/20/52 (a)	54,861,107	44,981,350
2.50%, 08/20/27 to 06/20/52 (a)	56,720,165	48,403,663
3.00%, 04/20/27 to 05/20/52 (a)	40,845,761	36,505,764
3.50%, 09/20/32 to 12/20/54 (a)	31,746,289	29,420,009
4.00%, 06/15/39 to 10/20/52 (a)	20,558,476	19,517,597
4.50%, 07/15/39 to 07/20/55 (a)	23,901,196	23,275,737
5.00%, 02/20/33 to 07/20/55 (a)	31,952,114	31,794,196
5.50%, 04/15/33 to 08/20/55 (a)	37,640,705	38,021,076
6.00%, 04/20/44 to 08/20/55 (a)	24,005,615	24,572,381
6.50%, 01/20/53 to 08/20/55 (a)	8,958,639	9,228,864
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 01/20/53 to 12/20/54 (a)	1,726,384	1,787,480
7.50%, 12/20/53 (a)	114,286	118,317
Government National Mortgage Association, TBA
4.00%, 09/20/55 (a)(l)	2,000,000	1,865,219
4.50%, 09/20/55 (a)(l)	3,000,000	2,888,779
Uniform Mortgage-Backed Security, TBA
4.00%, 09/15/55 (a)(l)	12,500,000	11,668,606
4.50%, 09/15/55 (a)(l)	12,000,000	11,544,144
5.00%, 09/15/55 (a)(l)	1,000,000	986,350
		1,299,211,349
Total Securitized (Cost $1,526,742,086)		1,401,188,441

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (m)	62,249,824	62,249,824
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (m)(n)	1,276,368	1,276,368
		63,526,192
Total Short-Term Investments (Cost $63,526,192)		63,526,192
Total Investments in Securities (Cost $5,604,838,437)		5,355,349,571

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,235,103.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,399,389 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(j)	Perpetual security. Maturity date represents the next call date.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/25	FACE AMOUNT AT 8/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$49,221	$—	($49,530 )	($913 )	$1,537	($315 )	$—	$—	$872
0.90%, 03/11/26	189,134	—	(193,392)	(6,888)	11,333	(187)	—	—	1,050
1.15%, 05/13/26	141,804	—	(145,510)	(4,654)	8,501	(141)	—	—	1,299
5.88%, 08/24/26	153,807	—	(152,251)	2,121	(3,538)	(139)	—	—	8,837
3.20%, 03/02/27	97,057	—	—	—	3,896	(2,190)	98,763	100,000	3,209
2.45%, 03/03/27	228,665	—	—	—	4,334	1,536	234,535	240,000	5,896
3.30%, 04/01/27	97,209	—	—	—	3,512	(1,788)	98,933	100,000	3,309
3.20%, 01/25/28	96,160	—	—	—	2,711	(708)	98,163	100,000	3,209
2.00%, 03/20/28	184,452	—	—	—	6,644	(334)	190,762	200,000	4,011
4.00%, 02/01/29	49,226	24,163	—	—	2,303	(694)	74,998	75,000	2,653
5.64%, 05/19/29	196,667	—	—	—	1,047	(28)	197,686	190,000	10,751
3.25%, 05/22/29	71,397	—	—	—	2,287	(689)	72,995	75,000	2,444
2.75%, 10/01/29	46,113	—	—	—	1,764	(330)	47,547	50,000	1,379
6.20%, 11/17/29	212,078	—	—	—	2,805	(2,001)	212,882	200,000	12,426
4.63%, 03/22/30	50,536	—	—	—	1,154	(574)	51,116	50,000	2,319
1.65%, 03/11/31	83,288	—	—	—	3,444	83	86,815	100,000	1,655
2.30%, 05/13/31	86,821	—	—	—	3,550	(379)	89,992	100,000	2,306
1.95%, 12/01/31	104,335	—	—	—	3,959	2	108,296	125,000	2,444
2.90%, 03/03/32	132,957	—	—	—	2,456	556	135,969	150,000	4,362
5.85%, 05/19/34	210,894	25,559	—	—	3,731	(271)	239,913	225,000	12,686
6.14%, 08/24/34	215,106	26,065	—	—	3,396	(84)	244,483	225,000	13,299
Total	$2,696,927	$75,787	($540,683 )	($10,334 )	$70,826	($8,675 )	$2,283,848		$100,416
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,261,086,953	$—	$1,261,086,953
Treasuries[1]	—	2,403,054,476	—	2,403,054,476
Government Related[1]	—	226,493,509	—	226,493,509
Securitized[1]	—	1,401,188,441	—	1,401,188,441
Short-Term Investments[1]	63,526,192	—	—	63,526,192
Total	$63,526,192	$5,291,823,379	$—	$5,355,349,571

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $2,327,467)		$2,283,848
Investments in securities, at value - unaffiliated issuers (cost $5,602,510,970) including securities on loan of $1,235,103		5,353,065,723
Deposit with broker for futures contracts		837,500
Receivables:
Investments sold		67,967,610
Interest		42,469,429
Fund shares sold		18,941,717
Dividends		168,232
Income from securities on loan	+	2,157
Total assets		5,485,736,216

Liabilities
Collateral held for securities on loan		1,276,368
Payables:
Investments bought		89,793,904
Investments bought - delayed-delivery		32,770,499
Fund shares redeemed		25,926,265
Distributions to shareholders		3,072,387
Due to custodian		533,731
Investment adviser fees	+	186,815
Total liabilities		153,559,969
Net assets		$5,332,176,247

Net Assets by Source
Capital received from investors		$6,012,250,761
Total distributable loss	+	(680,074,514)
Net assets		$5,332,176,247

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,332,176,247		594,505,454		$8.97

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$209,837,650
Dividends received from securities - unaffiliated issuers		2,902,428
Interest received from securities - affiliated issuers		91,741
Other Interest		36,320
Securities on loan, net	+	24,144
Total investment income		212,892,283

Expenses
Investment adviser fees		2,130,868
Total expenses	–	2,130,868
Net investment income		210,761,415

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(10,334)
Net realized losses on sales of securities - unaffiliated issuers	+	(41,332,775)
Net realized losses		(41,343,109)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		70,826
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(5,485,854)
Net change in unrealized appreciation (depreciation)		(5,415,028)
Net realized and unrealized losses		(46,758,137)
Increase in net assets resulting from operations		$164,003,278
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$210,761,415	$168,214,083
Net realized losses		(41,343,109)	(95,340,981)
Net change in unrealized appreciation (depreciation)	+	(5,415,028)	251,216,360
Increase in net assets resulting from operations		$164,003,278	$324,089,462

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($214,213,453 )	($171,474,159 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		171,686,511	$1,528,686,668	177,284,720	$1,560,766,420
Shares reinvested		19,737,070	175,976,286	15,973,002	140,325,823
Shares redeemed	+	(165,022,378)	(1,466,114,543)	(141,018,028)	(1,231,129,235)
Net transactions in fund shares		26,401,203	$238,548,411	52,239,694	$469,963,008

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		568,104,251	$5,143,838,011	515,864,557	$4,521,259,700
Total increase	+	26,401,203	188,338,236	52,239,694	622,578,311
End of period		594,505,454	$5,332,176,247	568,104,251	$5,143,838,011
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$9.64	$9.40	$9.55	$10.28	$10.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.36	0.25	0.11	0.10
Net realized and unrealized gains (losses)	0.06	0.24	(0.15)	(0.70)	(0.08)
Total from investment operations	0.45	0.60	0.10	(0.59)	0.02
Less distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.25)	(0.11)	(0.10)
Distributions from net realized gains	—	—	—	(0.03)	(0.03)
Total distributions	(0.39)	(0.36)	(0.25)	(0.14)	(0.13)
Net asset value at end of period	$9.70	$9.64	$9.40	$9.55	$10.28
Total return	4.81%	6.56%	1.08%	(5.81%)	0.18%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%
Net investment income (loss)	4.11%	3.84%	2.62%	1.07%	0.96%
Portfolio turnover rate	49%	65%	97%	59%	61%
Net assets, end of period (x 1,000,000)	$1,506	$1,490	$1,505	$1,881	$2,228

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.0% OF NET ASSETS

Financial Institutions 10.8%
Banking 8.0%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	158,249
5.74%, 05/15/29 (a)(b)	100,000	102,629
6.99%, 06/13/29 (a)(b)	150,000	158,831
6.85%, 01/03/30 (a)(b)	150,000	159,309
5.54%, 01/17/31 (a)(b)	100,000	102,385
American Express Co.
1.65%, 11/04/26 (a)	150,000	145,844
2.55%, 03/04/27 (a)	250,000	244,533
3.30%, 05/03/27 (a)	250,000	247,150
5.85%, 11/05/27 (a)	200,000	207,548
5.10%, 02/16/28 (a)(b)	250,000	253,058
5.04%, 07/26/28 (a)(b)	150,000	152,441
4.73%, 04/25/29 (a)(b)	200,000	203,204
4.05%, 05/03/29 (a)	125,000	125,386
4.35%, 07/20/29 (a)(b)	200,000	201,058
5.28%, 07/27/29 (a)(b)	250,000	257,977
5.53%, 04/25/30 (a)(b)	200,000	208,922
5.09%, 01/30/31 (a)(b)	200,000	206,144
5.02%, 04/25/31 (a)(b)	200,000	205,544
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,608
4.36%, 06/18/28	250,000	252,970
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	207,090
5.38%, 03/13/29	200,000	207,094
Banco Santander SA
4.25%, 04/11/27	200,000	200,148
5.29%, 08/18/27	200,000	203,700
1.72%, 09/14/27 (a)(b)	200,000	194,552
4.18%, 03/24/28 (a)(b)	200,000	199,676
4.38%, 04/12/28	200,000	200,896
5.37%, 07/15/28 (a)(b)	200,000	204,112
5.59%, 08/08/28	200,000	208,048
6.61%, 11/07/28	200,000	214,122
3.31%, 06/27/29	200,000	193,256
5.57%, 01/17/30	200,000	208,874
5.54%, 03/14/30 (a)(b)	200,000	207,556
3.49%, 05/28/30	200,000	192,330
Bank of America Corp.
4.25%, 10/22/26	200,000	200,020
3.25%, 10/21/27 (a)	400,000	394,056
4.18%, 11/25/27 (a)	300,000	299,892
3.82%, 01/20/28 (a)(b)	300,000	298,296
2.55%, 02/04/28 (a)(b)	300,000	293,070
3.71%, 04/24/28 (a)(b)	300,000	297,588
4.38%, 04/27/28 (a)(b)	400,000	401,000
3.59%, 07/21/28 (a)(b)	250,000	247,320
4.95%, 07/22/28 (a)(b)	500,000	506,785
6.20%, 11/10/28 (a)(b)	150,000	156,339
3.42%, 12/20/28 (a)(b)	700,000	687,806
4.98%, 01/24/29 (a)(b)	300,000	305,325
3.97%, 03/05/29 (a)(b)	400,000	397,740
5.20%, 04/25/29 (a)(b)	500,000	512,750
4.62%, 05/09/29 (a)(b)	300,000	303,432
2.09%, 06/14/29 (a)(b)	400,000	378,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.27%, 07/23/29 (a)(b)	500,000	501,355
5.82%, 09/15/29 (a)(b)	450,000	470,547
3.97%, 02/07/30 (a)(b)	400,000	396,740
3.19%, 07/23/30 (a)(b)	350,000	336,269
2.88%, 10/22/30 (a)(b)	200,000	189,266
5.16%, 01/24/31 (a)(b)	400,000	412,972
2.50%, 02/13/31 (a)(b)	300,000	277,137
2.59%, 04/29/31 (a)(b)	350,000	323,820
1.90%, 07/23/31 (a)(b)	570,000	507,032
Bank of Montreal
1.25%, 09/15/26	300,000	291,342
2.65%, 03/08/27	100,000	98,075
5.37%, 06/04/27	200,000	204,466
4.57%, 09/10/27 (a)(b)	100,000	100,292
4.70%, 09/14/27 (a)	200,000	202,406
5.20%, 02/01/28 (a)	200,000	205,262
5.72%, 09/25/28 (a)	200,000	209,240
5.00%, 01/27/29 (a)(b)	100,000	102,033
4.64%, 09/10/30 (a)(b)	100,000	101,434
3.80%, 12/15/32 (a)(b)	200,000	196,038
Bank of New York Mellon Corp.
2.05%, 01/26/27 (a)	100,000	97,493
3.25%, 05/16/27 (a)	200,000	197,920
3.40%, 01/29/28 (a)	200,000	197,746
3.44%, 02/07/28 (a)(b)	150,000	148,785
4.44%, 06/09/28 (a)(b)	100,000	100,631
3.99%, 06/13/28 (a)(b)	150,000	149,897
5.80%, 10/25/28 (a)(b)	200,000	207,248
3.00%, 10/30/28 (a)	150,000	145,245
4.54%, 02/01/29 (a)(b)	100,000	101,232
3.85%, 04/26/29 (a)	150,000	149,673
3.30%, 08/23/29 (a)	50,000	48,443
6.32%, 10/25/29 (a)(b)	150,000	159,858
4.98%, 03/14/30 (a)(b)	150,000	154,215
4.94%, 02/11/31 (a)(b)	200,000	205,590
Bank of Nova Scotia
1.30%, 09/15/26	250,000	242,970
1.95%, 02/02/27	175,000	170,310
2.95%, 03/11/27	200,000	196,868
4.40%, 09/08/28 (a)(b)	100,000	100,510
4.93%, 02/14/29 (a)(b)	200,000	203,434
5.45%, 08/01/29	50,000	52,197
4.85%, 02/01/30	200,000	204,664
5.13%, 02/14/31 (a)(b)	150,000	154,352
BankUnited, Inc.
5.13%, 06/11/30 (a)	40,000	40,068
Barclays PLC
2.28%, 11/24/27 (a)(b)	200,000	195,088
4.34%, 01/10/28 (a)	200,000	200,126
4.84%, 05/09/28 (a)	300,000	301,386
5.50%, 08/09/28 (a)(b)	200,000	204,314
4.84%, 09/10/28 (a)(b)	200,000	202,088
7.39%, 11/02/28 (a)(b)	200,000	212,404
5.09%, 02/25/29 (a)(b)	200,000	203,490
4.97%, 05/16/29 (a)(b)	300,000	304,521
6.49%, 09/13/29 (a)(b)	200,000	212,094
4.48%, 11/11/29 (a)(b)	200,000	200,428
5.69%, 03/12/30 (a)(b)	300,000	312,183
5.09%, 06/20/30 (a)(b)	200,000	202,906
4.94%, 09/10/30 (a)(b)	200,000	203,222
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 02/25/31 (a)(b)	200,000	206,376
2.65%, 06/24/31 (a)(b)	200,000	183,378
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	250,000	247,878
4.51%, 09/11/27 (a)(b)	100,000	100,248
4.86%, 01/13/28 (a)(b)	100,000	100,866
5.00%, 04/28/28 (a)	150,000	153,483
5.99%, 10/03/28 (a)	250,000	263,320
4.86%, 03/30/29 (a)(b)	200,000	203,012
5.26%, 04/08/29 (a)	200,000	207,070
4.63%, 09/11/30 (a)(b)	100,000	101,123
5.25%, 01/13/31 (a)(b)	100,000	103,262
Capital One Financial Corp.
4.10%, 02/09/27 (a)	150,000	149,730
3.65%, 05/11/27 (a)	250,000	247,895
7.15%, 10/29/27 (a)(b)	100,000	103,060
1.88%, 11/02/27 (a)(b)	200,000	194,374
3.80%, 01/31/28 (a)	200,000	198,244
4.93%, 05/10/28 (a)(b)	200,000	202,090
5.47%, 02/01/29 (a)(b)	250,000	256,717
6.31%, 06/08/29 (a)(b)	250,000	262,502
5.70%, 02/01/30 (a)(b)	150,000	155,801
3.27%, 03/01/30 (a)(b)	250,000	241,028
5.46%, 07/26/30 (a)(b)	200,000	207,168
Citibank NA
5.49%, 12/04/26 (a)	250,000	254,030
4.88%, 11/19/27 (a)(b)	300,000	302,304
5.80%, 09/29/28 (a)	350,000	367,066
4.84%, 08/06/29 (a)	250,000	256,450
4.91%, 05/29/30 (a)	300,000	308,022
Citigroup, Inc.
3.20%, 10/21/26 (a)	500,000	494,470
4.30%, 11/20/26	250,000	250,320
4.45%, 09/29/27	500,000	501,545
3.89%, 01/10/28 (a)(b)	400,000	397,776
3.07%, 02/24/28 (a)(b)	400,000	392,924
4.64%, 05/07/28 (a)(b)	250,000	251,363
4.66%, 05/24/28 (a)(b)	250,000	251,560
3.67%, 07/24/28 (a)(b)	350,000	346,143
4.13%, 07/25/28	300,000	299,595
3.52%, 10/27/28 (a)(b)	300,000	295,482
4.79%, 03/04/29 (a)(b)	300,000	303,957
4.08%, 04/23/29 (a)(b)	300,000	298,863
5.17%, 02/13/30 (a)(b)	400,000	410,600
3.98%, 03/20/30 (a)(b)	300,000	296,340
4.54%, 09/19/30 (a)(b)	400,000	401,972
2.98%, 11/05/30 (a)(b)	300,000	283,608
2.67%, 01/29/31 (a)(b)	300,000	278,400
4.41%, 03/31/31 (a)(b)	500,000	498,970
4.95%, 05/07/31 (a)(b)	300,000	305,796
2.57%, 06/03/31 (a)(b)	410,000	376,519
5.59%, 11/19/34 (a)(b)	175,000	178,840
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	200,000	208,148
3.25%, 04/30/30 (a)	150,000	141,888
5.25%, 03/05/31 (a)(b)	100,000	102,303
Comerica, Inc.
5.98%, 01/30/30 (a)(b)	150,000	155,654
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	253,098
Cooperatieve Rabobank UA
4.80%, 01/09/29	250,000	255,782
4.49%, 10/17/29	250,000	254,135
Deutsche Bank AG
2.31%, 11/16/27 (a)(b)	350,000	341,453
2.55%, 01/07/28 (a)(b)	200,000	195,384
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 01/10/29 (a)(b)	200,000	204,446
6.72%, 01/18/29 (a)(b)	200,000	210,470
6.82%, 11/20/29 (a)(b)	250,000	268,127
5.00%, 09/11/30 (a)(b)	150,000	152,579
5.30%, 05/09/31 (a)(b)	200,000	205,000
5.88%, 07/08/31 (a)(b)	200,000	207,226
4.95%, 08/04/31 (a)(b)	230,000	231,946
4.88%, 12/01/32 (a)(b)	200,000	199,322
Fifth Third Bancorp
2.55%, 05/05/27 (a)	175,000	170,664
1.71%, 11/01/27 (a)(b)	100,000	97,049
6.36%, 10/27/28 (a)(b)	250,000	261,130
6.34%, 07/27/29 (a)(b)	200,000	211,192
4.77%, 07/28/30 (a)(b)	100,000	101,275
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,493
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	257,180
FNB Corp.
5.72%, 12/11/30 (a)(b)	75,000	76,418
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	500,000	495,960
3.85%, 01/26/27 (a)	300,000	298,698
1.54%, 09/10/27 (a)(b)	550,000	534,611
1.95%, 10/21/27 (a)(b)	500,000	486,795
2.64%, 02/24/28 (a)(b)	400,000	390,516
3.62%, 03/15/28 (a)(b)	600,000	593,904
4.94%, 04/23/28 (a)(b)	250,000	252,620
3.69%, 06/05/28 (a)(b)	375,000	371,520
4.48%, 08/23/28 (a)(b)	250,000	251,175
3.81%, 04/23/29 (a)(b)	400,000	395,972
4.22%, 05/01/29 (a)(b)	400,000	400,252
6.48%, 10/24/29 (a)(b)	500,000	532,170
2.60%, 02/07/30 (a)	200,000	187,006
3.80%, 03/15/30 (a)	300,000	294,972
5.73%, 04/25/30 (a)(b)	350,000	366,429
5.05%, 07/23/30 (a)(b)	300,000	307,227
4.69%, 10/23/30 (a)(b)	200,000	202,288
5.21%, 01/28/31 (a)(b)	300,000	309,228
5.22%, 04/23/31 (a)(b)	400,000	413,144
HSBC Holdings PLC
4.38%, 11/23/26	200,000	200,274
2.25%, 11/22/27 (a)(b)	250,000	243,860
4.04%, 03/13/28 (a)(b)	400,000	398,588
5.60%, 05/17/28 (a)(b)	300,000	306,321
4.76%, 06/09/28 (a)(b)	400,000	403,092
5.21%, 08/11/28 (a)(b)	250,000	254,072
2.01%, 09/22/28 (a)(b)	200,000	190,974
7.39%, 11/03/28 (a)(b)	250,000	265,760
5.13%, 11/19/28 (a)(b)	200,000	203,280
4.90%, 03/03/29 (a)(b)	200,000	202,808
6.16%, 03/09/29 (a)(b)	200,000	208,720
4.58%, 06/19/29 (a)(b)	500,000	503,515
2.21%, 08/17/29 (a)(b)	200,000	188,462
5.55%, 03/04/30 (a)(b)	225,000	233,501
4.95%, 03/31/30	200,000	204,976
3.97%, 05/22/30 (a)(b)	500,000	492,165
5.29%, 11/19/30 (a)(b)	300,000	309,306
5.13%, 03/03/31 (a)(b)	200,000	204,906
5.24%, 05/13/31 (a)(b)	400,000	411,332
2.85%, 06/04/31 (a)(b)	200,000	185,546
2.36%, 08/18/31 (a)(b)	200,000	180,574
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,614
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	200,000	210,822
5.27%, 01/15/31 (a)(b)	200,000	206,296
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	251,410
5.65%, 01/10/30 (a)	250,000	261,752
ING Groep NV
3.95%, 03/29/27	200,000	199,226
4.02%, 03/28/28 (a)(b)	300,000	298,947
4.55%, 10/02/28	300,000	303,207
4.05%, 04/09/29	200,000	198,680
5.34%, 03/19/30 (a)(b)	200,000	206,518
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	400,000	395,588
4.13%, 12/15/26	300,000	300,132
1.47%, 09/22/27 (a)(b)	450,000	437,188
4.25%, 10/01/27	200,000	201,346
6.07%, 10/22/27 (a)(b)	250,000	254,942
5.04%, 01/23/28 (a)(b)	400,000	404,320
3.78%, 02/01/28 (a)(b)	150,000	149,123
2.95%, 02/24/28 (a)(b)	200,000	196,402
5.57%, 04/22/28 (a)(b)	300,000	306,462
4.32%, 04/26/28 (a)(b)	500,000	500,705
3.54%, 05/01/28 (a)(b)	300,000	296,775
2.18%, 06/01/28 (a)(b)	350,000	338,572
4.98%, 07/22/28 (a)(b)	350,000	355,190
4.85%, 07/25/28 (a)(b)	600,000	607,434
4.51%, 10/22/28 (a)(b)	200,000	201,380
3.51%, 01/23/29 (a)(b)	350,000	344,872
4.92%, 01/24/29 (a)(b)	300,000	305,343
4.01%, 04/23/29 (a)(b)	350,000	348,628
2.07%, 06/01/29 (a)(b)	250,000	236,498
4.20%, 07/23/29 (a)(b)	250,000	250,310
5.30%, 07/24/29 (a)(b)	400,000	412,084
6.09%, 10/23/29 (a)(b)	200,000	210,972
4.45%, 12/05/29 (a)(b)	350,000	352,761
5.01%, 01/23/30 (a)(b)	350,000	358,505
5.58%, 04/22/30 (a)(b)	400,000	417,804
3.70%, 05/06/30 (a)(b)	300,000	294,315
4.57%, 06/14/30 (a)(b)	250,000	252,715
5.00%, 07/22/30 (a)(b)	400,000	410,376
2.74%, 10/15/30 (a)(b)	500,000	471,370
4.60%, 10/22/30 (a)(b)	350,000	353,881
5.14%, 01/24/31 (a)(b)	300,000	309,489
4.49%, 03/24/31 (a)(b)	400,000	403,144
2.52%, 04/22/31 (a)(b)	350,000	323,487
5.10%, 04/22/31 (a)(b)	350,000	361,168
2.96%, 05/13/31 (a)(b)	400,000	373,356
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	250,000	253,257
KeyBank NA
5.85%, 11/15/27 (a)	250,000	257,947
4.39%, 12/14/27	250,000	250,935
KeyCorp
2.25%, 04/06/27	250,000	242,273
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	198,948
5.46%, 01/05/28 (a)(b)	200,000	202,936
3.75%, 03/18/28 (a)(b)	250,000	247,958
4.38%, 03/22/28	200,000	200,884
4.55%, 08/16/28	200,000	202,122
3.57%, 11/07/28 (a)(b)	300,000	295,506
5.87%, 03/06/29 (a)(b)	200,000	207,716
4.82%, 06/13/29 (a)(b)	200,000	202,826
5.72%, 06/05/30 (a)(b)	200,000	209,356
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	108,885
5.18%, 07/08/31 (a)(b)	100,000	102,297
5.40%, 07/30/35 (a)(b)	100,000	100,804
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,095
4.76%, 07/06/28 (a)(b)	250,000	252,100
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	200,000	197,166
3.29%, 07/25/27	200,000	197,374
1.64%, 10/13/27 (a)(b)	250,000	242,845
4.08%, 04/19/28 (a)(b)	200,000	199,592
5.35%, 09/13/28 (a)(b)	250,000	255,692
5.42%, 02/22/29 (a)(b)	200,000	205,820
3.74%, 03/07/29	200,000	197,806
5.24%, 04/19/29 (a)(b)	200,000	205,208
3.20%, 07/18/29	200,000	192,506
2.56%, 02/25/30	200,000	185,948
5.26%, 04/17/30 (a)(b)	200,000	206,572
2.05%, 07/17/30	200,000	180,014
5.20%, 01/16/31 (a)(b)	200,000	206,568
5.16%, 04/24/31 (a)(b)	200,000	206,576
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	199,932
5.41%, 09/13/28 (a)(b)	200,000	204,774
5.67%, 05/27/29 (a)(b)	200,000	207,558
5.78%, 07/06/29 (a)(b)	200,000	208,364
4.25%, 09/11/29 (a)(b)	200,000	200,238
5.38%, 07/10/30 (a)(b)	200,000	207,234
3.15%, 07/16/30 (a)(b)	200,000	191,482
5.10%, 05/13/31 (a)(b)	200,000	205,462
5.74%, 05/27/31 (a)(b)	200,000	210,862
2.20%, 07/10/31 (a)(b)	200,000	180,274
Morgan Stanley
4.35%, 09/08/26	250,000	250,345
3.63%, 01/20/27	400,000	398,000
3.95%, 04/23/27	300,000	299,001
2.48%, 01/21/28 (a)(b)	400,000	390,512
5.65%, 04/13/28 (a)(b)	200,000	204,362
4.21%, 04/20/28 (a)(b)	200,000	200,012
3.59%, 07/22/28 (a)(b)	500,000	494,005
6.30%, 10/18/28 (a)(b)	400,000	417,028
3.77%, 01/24/29 (a)(b)	250,000	247,508
5.12%, 02/01/29 (a)(b)	300,000	306,429
5.16%, 04/20/29 (a)(b)	350,000	357,955
5.45%, 07/20/29 (a)(b)	350,000	361,455
6.41%, 11/01/29 (a)(b)	300,000	318,876
5.17%, 01/16/30 (a)(b)	385,000	395,818
4.43%, 01/23/30 (a)(b)	450,000	452,146
5.66%, 04/18/30 (a)(b)	350,000	365,487
5.04%, 07/19/30 (a)(b)	300,000	307,431
4.65%, 10/18/30 (a)(b)	300,000	303,027
5.23%, 01/15/31 (a)(b)	300,000	309,735
2.70%, 01/22/31 (a)(b)	400,000	372,860
3.62%, 04/01/31 (a)(b)	400,000	387,064
5.19%, 04/17/31 (a)(b)	450,000	464,094
Morgan Stanley Bank NA
4.45%, 10/15/27 (a)(b)	250,000	250,290
4.95%, 01/14/28 (a)(b)	250,000	252,328
5.50%, 05/26/28 (a)(b)	300,000	306,687
4.97%, 07/14/28 (a)(b)	250,000	253,500
5.02%, 01/12/29 (a)(b)	300,000	305,418
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	260,000	261,136
4.73%, 07/18/31 (a)(b)	400,000	405,752
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Australia Bank Ltd.
3.91%, 06/09/27	275,000	274,912
4.94%, 01/12/28	250,000	255,760
4.31%, 06/13/28	250,000	252,495
4.90%, 06/13/28	250,000	256,457
4.53%, 06/13/30	250,000	254,590
National Bank of Canada
4.50%, 10/10/29	250,000	251,705
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,770
3.07%, 05/22/28 (a)(b)	200,000	196,256
4.89%, 05/18/29 (a)(b)	100,000	101,626
5.08%, 01/27/30 (a)(b)	300,000	306,675
4.45%, 05/08/30 (a)(b)	200,000	200,648
4.96%, 08/15/30 (a)(b)	200,000	204,264
5.12%, 05/23/31 (a)(b)	200,000	204,994
6.48%, 06/01/34 (a)(b)	200,000	210,162
Northern Trust Corp.
4.00%, 05/10/27 (a)	200,000	200,140
1.95%, 05/01/30 (a)	100,000	90,949
PNC Bank NA
4.43%, 07/21/28 (a)(b)	250,000	250,933
4.05%, 07/26/28	250,000	249,343
PNC Financial Services Group, Inc.
5.30%, 01/21/28 (a)(b)	200,000	203,060
5.35%, 12/02/28 (a)(b)	250,000	256,362
3.45%, 04/23/29 (a)	250,000	244,755
5.58%, 06/12/29 (a)(b)	500,000	518,780
2.55%, 01/22/30 (a)	250,000	233,620
5.49%, 05/14/30 (a)(b)	250,000	260,392
5.22%, 01/29/31 (a)(b)	100,000	103,368
4.90%, 05/13/31 (a)(b)	200,000	204,098
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	150,000	156,209
Royal Bank of Canada
1.40%, 11/02/26	250,000	242,585
3.63%, 05/04/27	250,000	248,585
4.24%, 08/03/27	250,000	251,263
4.51%, 10/18/27 (a)(b)	100,000	100,302
6.00%, 11/01/27	250,000	260,032
4.90%, 01/12/28	150,000	153,125
4.72%, 03/27/28 (a)(b)	200,000	201,798
5.20%, 08/01/28	150,000	154,962
4.52%, 10/18/28 (a)(b)	100,000	100,762
4.97%, 01/24/29 (a)(b)	200,000	203,660
4.95%, 02/01/29	150,000	154,428
4.97%, 08/02/30 (a)(b)	175,000	178,857
4.65%, 10/18/30 (a)(b)	250,000	252,373
5.15%, 02/04/31 (a)(b)	200,000	206,028
4.97%, 05/02/31 (a)(b)	100,000	102,453
4.70%, 08/06/31 (a)(b)	130,000	131,362
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	200,000	197,652
4.40%, 07/13/27 (a)	175,000	175,383
2.49%, 01/06/28 (a)(b)	150,000	146,189
6.50%, 03/09/29 (a)(b)	125,000	130,960
5.47%, 03/20/29 (a)(b)	100,000	102,369
6.57%, 06/12/29 (a)(b)	50,000	52,608
5.35%, 09/06/30 (a)(b)	100,000	102,792
5.74%, 03/20/31 (a)(b)	50,000	51,986
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	250,000	243,653
3.82%, 11/03/28 (a)(b)	200,000	197,632
4.86%, 09/11/30 (a)(b)	200,000	202,604
5.69%, 04/15/31 (a)(b)	200,000	208,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SouthState Corp.
7.00%, 06/13/35 (a)(b)	50,000	51,723
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	256,845
State Street Corp.
4.99%, 03/18/27 (a)	100,000	101,575
4.33%, 10/22/27 (a)	100,000	100,861
2.20%, 02/07/28 (a)(b)	200,000	194,664
4.54%, 02/28/28 (a)	250,000	253,565
5.82%, 11/04/28 (a)(b)	75,000	77,711
4.53%, 02/20/29 (a)(b)	100,000	101,081
5.68%, 11/21/29 (a)(b)	150,000	157,415
4.14%, 12/03/29 (a)(b)	100,000	100,429
2.40%, 01/24/30	100,000	93,839
3.15%, 03/30/31 (a)(b)	100,000	95,931
3.03%, 11/01/34 (a)(b)	75,000	70,374
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	300,000	291,588
3.01%, 10/19/26	200,000	197,502
3.45%, 01/11/27	200,000	198,276
2.17%, 01/14/27	200,000	194,892
3.36%, 07/12/27	200,000	197,700
5.52%, 01/13/28	250,000	258,207
3.54%, 01/17/28	200,000	197,710
5.80%, 07/13/28	200,000	209,218
5.72%, 09/14/28	200,000	208,962
1.90%, 09/17/28	250,000	234,135
3.04%, 07/16/29	400,000	382,228
2.72%, 09/27/29	200,000	188,872
5.71%, 01/13/30	200,000	211,018
2.13%, 07/08/30	200,000	180,656
5.85%, 07/13/30	200,000	212,946
4.66%, 07/08/31 (a)(b)	200,000	202,512
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	255,655
Synchrony Financial
3.95%, 12/01/27 (a)	50,000	49,345
5.15%, 03/19/29 (a)	100,000	101,281
5.02%, 07/29/29 (a)(b)	70,000	70,499
5.94%, 08/02/30 (a)(b)	50,000	51,818
5.45%, 03/06/31 (a)(b)	100,000	101,982
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	75,000	77,995
Toronto-Dominion Bank
4.57%, 12/17/26	200,000	201,046
1.95%, 01/12/27	100,000	97,263
2.80%, 03/10/27	250,000	245,415
4.11%, 06/08/27	250,000	250,253
4.69%, 09/15/27	300,000	303,564
5.16%, 01/10/28	200,000	204,752
4.86%, 01/31/28	250,000	254,317
5.52%, 07/17/28	150,000	155,684
4.99%, 04/05/29	100,000	102,580
4.78%, 12/17/29	125,000	127,714
4.81%, 06/03/30	90,000	91,931
3.63%, 09/15/31 (a)(b)	200,000	198,074
5.15%, 09/10/34 (a)(b)	100,000	101,437
Truist Bank
4.42%, 07/24/28 (a)(b)	250,000	250,778
2.25%, 03/11/30 (a)	250,000	227,775
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	141,993
4.87%, 01/26/29 (a)(b)	250,000	253,862
1.89%, 06/07/29 (a)(b)	200,000	188,130
7.16%, 10/30/29 (a)(b)	250,000	271,420
5.44%, 01/24/30 (a)(b)	150,000	155,472
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 06/05/30 (a)	90,000	80,977
5.07%, 05/20/31 (a)(b)	200,000	204,904
U.S. Bancorp
3.15%, 04/27/27 (a)	150,000	148,010
2.22%, 01/27/28 (a)(b)	200,000	194,508
4.55%, 07/22/28 (a)(b)	200,000	201,402
4.65%, 02/01/29 (a)(b)	300,000	303,507
5.78%, 06/12/29 (a)(b)	250,000	260,487
5.38%, 01/23/30 (a)(b)	250,000	258,742
1.38%, 07/22/30 (a)	140,000	122,405
5.10%, 07/23/30 (a)(b)	200,000	205,786
5.05%, 02/12/31 (a)(b)	200,000	205,194
5.08%, 05/15/31 (a)(b)	200,000	205,678
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	250,758
4.73%, 05/15/28 (a)(b)	250,000	252,290
UBS AG
4.86%, 01/10/28 (a)(b)	250,000	252,335
7.50%, 02/15/28	350,000	377,744
5.65%, 09/11/28	250,000	261,307
Wells Fargo & Co.
3.00%, 10/23/26	400,000	394,816
4.30%, 07/22/27	400,000	401,252
4.90%, 01/24/28 (a)(b)	300,000	302,637
3.53%, 03/24/28 (a)(b)	500,000	494,770
5.71%, 04/22/28 (a)(b)	400,000	409,188
3.58%, 05/22/28 (a)(b)	500,000	494,685
2.39%, 06/02/28 (a)(b)	500,000	484,850
4.81%, 07/25/28 (a)(b)	500,000	505,530
4.15%, 01/24/29 (a)	350,000	349,909
4.97%, 04/23/29 (a)(b)	250,000	254,772
5.57%, 07/25/29 (a)(b)	700,000	725,817
6.30%, 10/23/29 (a)(b)	400,000	424,112
5.20%, 01/23/30 (a)(b)	400,000	411,752
2.88%, 10/30/30 (a)(b)	350,000	330,662
5.24%, 01/24/31 (a)(b)	400,000	413,324
2.57%, 02/11/31 (a)(b)	200,000	185,302
4.48%, 04/04/31 (a)(b)	450,000	451,768
5.15%, 04/23/31 (a)(b)	450,000	463,716
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	250,000	253,540
Westpac Banking Corp.
3.35%, 03/08/27	200,000	198,368
5.46%, 11/18/27	250,000	258,060
3.40%, 01/25/28	200,000	197,870
5.54%, 11/17/28	200,000	209,714
1.95%, 11/20/28	200,000	188,202
2.65%, 01/16/30	100,000	94,497
4.35%, 07/01/30	100,000	101,142
4.32%, 11/23/31 (a)(b)	300,000	298,899
4.11%, 07/24/34 (a)(b)	150,000	146,768
		120,596,575
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	40,000	38,033
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	100,000	104,843
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	106,120
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,221
6.60%, 06/10/29 (a)	75,000	78,296
6.15%, 04/02/30 (a)(c)	100,000	102,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.70%, 03/14/29 (a)	100,000	102,568
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,062
3.25%, 04/30/29 (a)	100,000	97,881
2.40%, 04/30/30 (a)	100,000	92,927
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	198,598
4.85%, 03/29/29 (a)	175,000	178,059
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	149,123
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	50,000	49,382
2.45%, 03/03/27 (a)(d)	200,000	195,446
3.30%, 04/01/27 (a)(d)	50,000	49,466
3.20%, 01/25/28 (a)(d)	90,000	88,347
2.00%, 03/20/28 (a)(d)	150,000	143,071
4.00%, 02/01/29 (a)(d)	75,000	74,998
5.64%, 05/19/29 (a)(b)(d)	150,000	156,067
3.25%, 05/22/29 (a)(d)	75,000	72,995
2.75%, 10/01/29 (a)(d)	50,000	47,547
6.20%, 11/17/29 (a)(b)(d)	175,000	186,272
4.63%, 03/22/30 (a)(d)	50,000	51,116
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	99,688
4.40%, 03/15/30 (a)	100,000	101,092
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,179
4.00%, 09/15/27 (a)	250,000	249,827
3.63%, 09/01/28 (a)	150,000	148,073
3.75%, 09/21/28 (a)	100,000	99,131
4.35%, 06/15/29 (a)	100,000	100,833
2.10%, 06/15/30 (a)	150,000	136,194
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,490
5.88%, 07/21/28 (a)	150,000	156,412
4.15%, 01/23/30	100,000	98,762
Lazard Group LLC
4.38%, 03/11/29 (a)	75,000	74,958
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	75,937
6.75%, 11/17/28 (a)	100,000	107,079
5.20%, 03/15/30 (a)	100,000	102,283
5.15%, 06/15/30 (a)	70,000	71,443
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,405
6.40%, 11/04/29 (a)	75,000	77,333
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,605
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	194,600
5.84%, 01/18/28	200,000	206,946
6.07%, 07/12/28	200,000	209,630
2.17%, 07/14/28	200,000	188,800
4.90%, 07/01/30	200,000	202,880
2.68%, 07/16/30	200,000	183,514
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	76,442
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,988
		6,184,296
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	250,000	244,860
6.45%, 04/15/27 (a)	250,000	258,125
3.65%, 07/21/27 (a)	200,000	198,082
4.63%, 10/15/27 (a)	150,000	151,075
4.88%, 04/01/28 (a)	250,000	253,860
5.75%, 06/06/28 (a)	150,000	155,581
3.00%, 10/29/28 (a)	500,000	481,035
5.10%, 01/19/29 (a)	150,000	153,598
4.63%, 09/10/29 (a)	150,000	151,305
6.95%, 03/10/55 (a)(b)	150,000	157,144
Air Lease Corp.
2.20%, 01/15/27 (a)	200,000	194,682
5.85%, 12/15/27 (a)	100,000	103,595
5.30%, 02/01/28 (a)	150,000	153,624
4.63%, 10/01/28 (a)	100,000	101,083
5.10%, 03/01/29 (a)	100,000	102,736
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	200,000	210,340
5.88%, 08/30/30 (a)(c)	50,000	50,754
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	97,502
2.88%, 06/15/28 (a)	200,000	190,946
5.88%, 03/01/29 (a)	150,000	154,453
5.95%, 07/15/29 (a)	100,000	103,439
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	125,000	126,781
5.45%, 09/09/28 (a)(c)	80,000	80,572
6.35%, 08/15/29 (a)	125,000	129,406
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	50,000	48,764
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	98,252
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(c)	50,000	49,890
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	100,000	100,638
7.30%, 11/27/28 (a)	150,000	160,437
4.00%, 01/15/29 (a)	100,000	97,696
5.95%, 07/16/29 (a)	100,000	103,159
5.60%, 11/22/29 (a)	175,000	178,313
5.25%, 04/01/30 (a)	100,000	100,465
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	150,000	147,277
2.13%, 02/15/27 (a)	100,000	96,473
5.35%, 04/13/28 (a)	75,000	76,089
2.85%, 09/30/28 (a)	100,000	94,510
5.30%, 06/30/30 (a)	70,000	70,589
Blue Owl Capital Corp.
8.45%, 11/15/26 (a)	75,000	77,777
2.63%, 01/15/27 (a)	50,000	48,490
3.13%, 04/13/27 (a)	50,000	48,555
2.88%, 06/11/28 (a)	100,000	94,507
5.95%, 03/15/29 (a)	150,000	152,325
6.20%, 07/15/30 (a)	70,000	71,845
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	73,536
4.70%, 02/08/27 (a)	75,000	74,780
7.75%, 09/16/27 (a)	100,000	105,035
7.95%, 06/13/28 (a)	100,000	107,120
7.75%, 01/15/29 (a)	75,000	80,348
6.60%, 09/15/29 (a)	175,000	181,965
5.80%, 03/15/30 (a)	125,000	126,650
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	72,454
6.10%, 03/15/28 (a)(c)	100,000	101,345
6.75%, 04/04/29 (a)	100,000	103,565
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	75,000	77,923
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	96,932
3.13%, 10/12/28 (a)	100,000	91,895
7.88%, 01/15/29 (a)	75,000	78,665
6.88%, 08/15/29 (a)	50,000	51,077
6.13%, 01/15/30 (a)	100,000	99,363
GATX Corp.
3.25%, 09/15/26 (a)	100,000	98,752
5.40%, 03/15/27 (a)	75,000	76,142
3.50%, 03/15/28 (a)	75,000	73,610
4.00%, 06/30/30 (a)	60,000	58,967
Goldman Sachs Private Credit Corp.
6.25%, 05/06/30 (a)(c)	100,000	102,436
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	100,000	96,102
6.00%, 07/15/29 (a)	75,000	76,835
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(c)	70,000	70,281
5.80%, 09/12/29 (a)	145,000	146,657
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	73,297
3.38%, 01/20/27 (a)	100,000	97,760
6.00%, 06/16/30 (a)	50,000	50,780
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	100,966
6.75%, 01/30/29 (a)	100,000	104,372
6.25%, 09/30/29 (a)(e)	75,000	77,643
5.85%, 06/05/30 (a)(c)	70,000	71,169
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	76,708
5.40%, 08/15/28 (a)	50,000	50,227
6.95%, 03/01/29 (a)	75,000	78,626
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,729
MSD Investment Corp.
6.25%, 05/31/30 (a)(c)	100,000	101,504
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,884
6.88%, 02/01/29 (a)	50,000	51,348
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	51,833
6.34%, 02/27/30 (a)	50,000	50,470
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	54,351
6.50%, 07/23/29 (a)	75,000	77,910
6.19%, 07/15/30 (a)(c)	50,000	50,819
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	207,928
5.75%, 01/15/30 (a)	100,000	101,489
6.13%, 07/15/30 (a)(c)	100,000	103,166
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	77,447
5.63%, 08/15/30 (a)	40,000	40,507
		10,143,997
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	101,588
4.65%, 09/10/29	100,000	101,317
		202,905
Insurance 0.9%
ACE Capital Trust II
9.70%, 04/01/30	50,000	60,297
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	100,000	100,974
Aflac, Inc.
3.60%, 04/01/30 (a)	175,000	171,243
Allstate Corp.
3.28%, 12/15/26 (a)	100,000	98,910
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,388
3.40%, 06/30/30 (a)	40,000	38,486
5.75%, 04/01/48 (a)(b)	50,000	50,950
American National Group, Inc.
5.00%, 06/15/27 (a)	100,000	100,787
5.75%, 10/01/29 (a)	75,000	77,527
Aon Corp.
3.75%, 05/02/29 (a)	125,000	123,234
2.80%, 05/15/30 (a)	100,000	93,834
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	97,992
Aon North America, Inc.
5.13%, 03/01/27 (a)	125,000	126,770
5.15%, 03/01/29 (a)	150,000	154,426
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	149,724
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	100,961
4.85%, 12/15/29 (a)	100,000	101,978
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	40,000	41,540
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	76,102
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	78,985
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	199,606
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	100,000	97,036
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,410
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	100,000	97,746
1.85%, 03/12/30 (a)	100,000	91,313
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	123,332
5.63%, 05/15/30 (a)(e)	100,000	102,542
Brown & Brown, Inc.
4.60%, 12/23/26	50,000	50,258
4.70%, 06/23/28 (a)	70,000	70,734
4.90%, 06/23/30 (a)	100,000	101,365
Centene Corp.
4.25%, 12/15/27 (a)	400,000	390,920
2.45%, 07/15/28 (a)	400,000	369,968
4.63%, 12/15/29 (a)	450,000	433,714
3.38%, 02/15/30 (a)	200,000	182,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	50,000	51,014
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	107,163
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	98,726
2.05%, 08/15/30 (a)	60,000	53,387
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	102,025
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	175,000	173,455
3.85%, 04/05/29 (a)	150,000	147,933
6.88%, 12/15/52 (a)(b)	150,000	155,020
Elevance Health, Inc.
3.65%, 12/01/27 (a)	250,000	247,875
4.10%, 03/01/28 (a)	150,000	149,916
5.15%, 06/15/29 (a)	150,000	154,582
2.88%, 09/15/29 (a)	100,000	94,826
4.75%, 02/15/30 (a)	100,000	101,708
2.25%, 05/15/30 (a)	100,000	91,226
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	130,545
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	74,351
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	100,894
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	200,628
Essent Group Ltd.
6.25%, 07/01/29 (a)	75,000	78,692
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	105,241
6.50%, 06/04/29 (a)	75,000	78,176
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,392
4.63%, 04/29/30 (a)	75,000	75,274
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	50,213
3.40%, 06/15/30 (a)	80,000	75,940
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,816
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	75,662
2.15%, 08/15/30 (a)	50,000	44,757
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	50,000	47,439
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	53,806
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	144,096
3.95%, 03/15/27 (a)	150,000	149,578
5.75%, 12/01/28 (a)	75,000	78,244
3.70%, 03/23/29 (a)	100,000	97,987
3.13%, 08/15/29 (a)	50,000	47,626
4.88%, 04/01/30 (a)	75,000	76,022
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	101,361
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	99,228
3.05%, 01/15/30 (a)	100,000	95,120
Loews Corp.
3.20%, 05/15/30 (a)	75,000	71,704
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manulife Financial Corp.
4.06%, 02/24/32 (a)(b)	100,000	99,045
Markel Group, Inc.
3.50%, 11/01/27 (a)	75,000	73,878
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	125,000	126,454
4.38%, 03/15/29 (a)	150,000	151,479
4.65%, 03/15/30 (a)	100,000	101,811
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,422
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	101,832
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	100,072
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,524
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	75,000	73,412
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	75,000	73,597
2.13%, 06/15/30 (a)	70,000	63,398
Progressive Corp.
2.45%, 01/15/27	100,000	98,008
2.50%, 03/15/27 (a)	100,000	97,736
4.00%, 03/01/29 (a)	100,000	100,037
3.20%, 03/26/30 (a)	100,000	96,325
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	92,170
4.50%, 09/15/47 (a)(b)	100,000	98,723
5.70%, 09/15/48 (a)(b)	150,000	152,647
Prudential Funding Asia PLC
3.13%, 04/14/30	150,000	143,365
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	150,376
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	75,000	74,049
3.15%, 06/15/30 (a)	70,000	66,214
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	73,090
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	79,450
UnitedHealth Group, Inc.
3.45%, 01/15/27	100,000	99,178
3.70%, 05/15/27 (a)	200,000	198,936
2.95%, 10/15/27	150,000	146,713
5.25%, 02/15/28 (a)	200,000	205,676
3.85%, 06/15/28	150,000	149,358
4.40%, 06/15/28 (a)	70,000	70,662
3.88%, 12/15/28	100,000	99,238
4.25%, 01/15/29 (a)	200,000	200,714
4.70%, 04/15/29 (a)	75,000	76,405
4.00%, 05/15/29 (a)	125,000	124,420
2.88%, 08/15/29	50,000	47,639
4.80%, 01/15/30 (a)	200,000	204,400
5.30%, 02/15/30 (a)	200,000	208,130
2.00%, 05/15/30	100,000	90,438
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	50,000	48,562
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	151,045
4.50%, 09/15/28 (a)	100,000	100,897
2.95%, 09/15/29 (a)	100,000	94,743
		13,191,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	100,000	94,316
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,388
2.75%, 12/15/29 (a)	150,000	140,679
4.70%, 07/01/30 (a)	60,000	60,470
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,887
4.90%, 02/15/29 (a)	50,000	50,934
4.95%, 06/15/30 (a)	90,000	91,714
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	98,226
1.90%, 12/01/28 (a)	75,000	70,205
3.30%, 06/01/29 (a)	100,000	97,111
2.30%, 03/01/30 (a)	100,000	92,081
Boston Properties LP
2.75%, 10/01/26 (a)	100,000	98,277
6.75%, 12/01/27 (a)	100,000	105,234
4.50%, 12/01/28 (a)	150,000	150,096
3.40%, 06/21/29 (a)	100,000	95,900
2.90%, 03/15/30 (a)	100,000	92,839
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	75,000	74,593
4.13%, 05/15/29 (a)	100,000	99,119
4.05%, 07/01/30 (a)	100,000	98,042
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,366
4.10%, 10/15/28 (a)	50,000	50,078
3.15%, 07/01/29 (a)	75,000	72,101
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	69,319
Cousins Properties LP
5.25%, 07/15/30 (a)	70,000	71,853
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	98,673
2.25%, 12/15/28 (a)	100,000	94,186
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	198,470
5.55%, 01/15/28 (a)	150,000	154,554
4.45%, 07/15/28 (a)	100,000	100,767
DOC Dr. LLC
3.95%, 01/15/28 (a)	100,000	99,505
EPR Properties
4.75%, 12/15/26 (a)	100,000	100,149
4.50%, 06/01/27 (a)	100,000	99,762
3.75%, 08/15/29 (a)	150,000	144,084
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	98,624
3.50%, 03/01/28 (a)	100,000	98,733
3.00%, 07/01/29 (a)	150,000	143,980
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	94,157
4.00%, 03/01/29 (a)	75,000	74,312
3.00%, 01/15/30 (a)	100,000	94,563
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	103,355
3.90%, 04/01/29 (a)	150,000	147,867
4.00%, 06/15/29 (a)	150,000	148,528
5.50%, 07/01/30 (a)	110,000	114,990
Federal Realty OP LP
5.38%, 05/01/28 (a)	50,000	51,430
3.50%, 06/01/30 (a)	50,000	48,179
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,362
3.10%, 02/15/30 (a)	75,000	70,567
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,211
3.50%, 07/15/29 (a)	75,000	72,928
3.00%, 01/15/30 (a)	100,000	94,758
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	98,587
3.05%, 02/15/30 (a)	75,000	69,283
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	50,000	47,464
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	94,455
5.45%, 08/15/30 (a)	60,000	62,421
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	75,187
4.25%, 08/15/29 (a)	50,000	48,912
3.05%, 02/15/30 (a)	75,000	69,031
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	99,396
1.90%, 03/01/28 (a)	100,000	94,973
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	70,000	71,370
Lineage OP LP
5.25%, 07/15/30 (a)(c)	70,000	70,636
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	53,200
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	148,971
3.95%, 03/15/29 (a)	100,000	99,396
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,703
4.30%, 10/15/28 (a)	100,000	100,328
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,250
4.75%, 01/15/28 (a)	50,000	50,439
3.63%, 10/01/29 (a)	75,000	71,806
5.20%, 07/01/30 (a)	80,000	81,175
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	100,000	111,164
6.88%, 07/15/29 (a)	75,000	79,390
3.15%, 08/15/30 (a)	40,000	36,208
Prologis LP
2.13%, 04/15/27 (a)	100,000	97,066
4.88%, 06/15/28 (a)	100,000	102,310
3.88%, 09/15/28 (a)	100,000	99,451
4.00%, 09/15/28 (a)	75,000	74,990
4.38%, 02/01/29 (a)	75,000	75,721
2.25%, 04/15/30 (a)	125,000	114,982
1.75%, 07/01/30 (a)	40,000	35,614
Public Storage Operating Co.
1.50%, 11/09/26 (a)	100,000	97,106
1.85%, 05/01/28 (a)	100,000	94,637
1.95%, 11/09/28 (a)	75,000	70,427
5.13%, 01/15/29 (a)	100,000	103,536
4.38%, 07/01/30 (a)	60,000	60,353
Realty Income Corp.
4.13%, 10/15/26 (a)	150,000	149,877
3.00%, 01/15/27 (a)	150,000	147,756
3.95%, 08/15/27 (a)	150,000	149,740
3.65%, 01/15/28 (a)	100,000	99,198
2.10%, 03/15/28 (a)	75,000	71,534
4.75%, 02/15/29 (a)	75,000	76,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/15/29 (a)	75,000	72,648
4.00%, 07/15/29 (a)	75,000	74,531
3.40%, 01/15/30 (a)	100,000	96,641
4.85%, 03/15/30 (a)	100,000	102,567
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	99,238
2.95%, 09/15/29 (a)	75,000	71,539
3.70%, 06/15/30 (a)	80,000	77,994
Sabra Health Care LP
3.90%, 10/15/29 (a)	75,000	72,639
Simon Property Group LP
3.25%, 11/30/26 (a)	150,000	148,456
1.38%, 01/15/27 (a)	150,000	144,604
3.38%, 06/15/27 (a)	100,000	98,981
3.38%, 12/01/27 (a)	100,000	98,748
1.75%, 02/01/28 (a)	50,000	47,455
2.45%, 09/13/29 (a)	150,000	140,698
2.65%, 07/15/30 (a)	90,000	83,687
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,749
4.63%, 03/15/29 (a)	75,000	74,545
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	47,354
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	98,632
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	148,309
4.40%, 01/26/29 (a)	50,000	50,158
3.20%, 01/15/30 (a)	100,000	95,716
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,835
4.00%, 03/01/28 (a)	100,000	99,499
4.40%, 01/15/29 (a)	100,000	100,345
3.00%, 01/15/30 (a)	100,000	94,632
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,191
4.25%, 04/15/28 (a)	102,000	102,597
4.13%, 03/15/29 (a)	75,000	75,011
3.10%, 01/15/30 (a)	100,000	95,425
4.50%, 07/01/30 (a)	80,000	80,795
WP Carey, Inc.
4.65%, 07/15/30 (a)	50,000	50,331
		11,434,569
		161,753,878

Industrial 12.5%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	80,000	80,701
4.60%, 02/08/29 (a)	100,000	101,789
2.05%, 05/15/30 (a)	150,000	136,848
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	150,114
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	208,664
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	100,000	101,109
4.75%, 02/28/28 (a)	175,000	178,092
5.10%, 09/08/28 (a)	150,000	154,501
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	74,194
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,036
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,371
7.38%, 11/01/29	54,000	59,885
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	350,000	356,818
Eastman Chemical Co.
5.00%, 08/01/29 (a)	50,000	50,937
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	196,958
3.25%, 12/01/27 (a)	150,000	147,876
4.80%, 03/24/30 (a)	100,000	102,885
EIDP, Inc.
2.30%, 07/15/30 (a)	60,000	55,124
FMC Corp.
3.20%, 10/01/26 (a)	150,000	148,080
3.45%, 10/01/29 (a)	75,000	70,992
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,038
4.13%, 03/01/28 (a)	100,000	99,545
5.25%, 09/01/29 (a)	100,000	101,474
4.25%, 03/01/30 (a)	100,000	98,834
4.63%, 08/01/30 (a)	80,000	80,170
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,360
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	75,401
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	100,213
Linde, Inc.
1.10%, 08/10/30 (a)	80,000	69,480
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	149,308
5.38%, 11/15/28 (a)	50,000	51,581
Nucor Corp.
4.30%, 05/23/27 (a)	100,000	100,307
3.95%, 05/01/28 (a)	100,000	99,806
2.70%, 06/01/30 (a)	60,000	56,038
4.65%, 06/01/30 (a)	70,000	71,110
Nutrien Ltd.
4.50%, 03/12/27	100,000	100,515
4.90%, 03/27/28 (a)	125,000	127,205
4.20%, 04/01/29 (a)	175,000	174,617
2.95%, 05/13/30 (a)	100,000	94,122
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	143,139
PPG Industries, Inc.
2.80%, 08/15/29 (a)	50,000	47,483
2.55%, 06/15/30 (a)	40,000	36,950
Reliance, Inc.
2.15%, 08/15/30 (a)	60,000	53,818
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	162,543
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,620
4.50%, 03/14/28 (a)	100,000	101,104
4.88%, 03/14/30 (a)	200,000	205,180
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	99,257
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	300,000	296,592
4.55%, 03/01/28 (a)	50,000	50,519
4.30%, 08/15/28 (a)	70,000	70,298
2.95%, 08/15/29 (a)	50,000	47,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 05/15/30 (a)	100,000	91,677
4.50%, 08/15/30 (a)	70,000	70,408
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	206,462
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	100,000	94,781
3.45%, 04/15/30 (a)	75,000	71,960
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	206,088
5.00%, 01/15/30 (a)	200,000	200,054
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,608
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	190,000	181,180
Westlake Corp.
3.38%, 06/15/30 (a)	40,000	38,216
WestRock MWV LLC
8.20%, 01/15/30	100,000	115,241
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	100,000	98,943
4.00%, 04/15/30 (a)	100,000	98,619
WRKCo, Inc.
4.00%, 03/15/28 (a)	100,000	99,568
3.90%, 06/01/28 (a)	100,000	99,339
		7,799,352
Capital Goods 1.5%
3M Co.
2.25%, 09/19/26 (a)	100,000	98,070
2.88%, 10/15/27 (a)	200,000	195,454
3.38%, 03/01/29 (a)	100,000	97,602
2.38%, 08/26/29 (a)	125,000	117,051
4.80%, 03/15/30 (a)	100,000	102,273
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,079
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,558
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,530
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	100,000	101,134
5.10%, 03/17/30 (a)	100,000	102,286
2.63%, 06/19/30 (a)	60,000	55,225
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	75,000	77,680
Amphenol Corp.
4.38%, 06/12/28 (a)	100,000	100,987
5.05%, 04/05/29 (a)	75,000	77,398
4.35%, 06/01/29 (a)	75,000	75,773
2.80%, 02/15/30 (a)	100,000	94,595
Amrize Finance U.S. LLC
4.95%, 04/07/30 (a)(c)	275,000	280,742
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,388
Berry Global, Inc.
1.65%, 01/15/27 (a)	100,000	96,563
5.50%, 04/15/28 (a)	100,000	103,099
Boeing Co.
2.70%, 02/01/27 (a)	200,000	195,538
6.26%, 05/01/27 (a)	150,000	154,366
3.25%, 02/01/28 (a)	150,000	146,466
3.25%, 03/01/28 (a)	100,000	97,486
3.20%, 03/01/29 (a)	150,000	144,423
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 05/01/29 (a)	350,000	371,794
5.15%, 05/01/30 (a)	600,000	615,408
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	99,104
2.75%, 03/01/30 (a)	100,000	93,531
Carrier Global Corp.
2.49%, 02/15/27 (a)	125,000	122,308
2.72%, 02/15/30 (a)	200,000	187,932
Caterpillar Financial Services Corp.
1.15%, 09/14/26	150,000	145,678
4.45%, 10/16/26	100,000	100,548
5.00%, 05/14/27	200,000	203,446
3.60%, 08/12/27	200,000	198,894
1.10%, 09/14/27	200,000	189,362
4.40%, 10/15/27	50,000	50,517
4.10%, 08/15/28	100,000	100,362
4.85%, 02/27/29	150,000	154,113
4.38%, 08/16/29	50,000	50,738
4.70%, 11/15/29	150,000	153,771
4.80%, 01/08/30	100,000	103,181
Caterpillar, Inc.
2.60%, 04/09/30 (a)	100,000	93,982
CNH Industrial Capital LLC
4.75%, 03/21/28 (a)	100,000	101,155
5.10%, 04/20/29 (a)	100,000	102,625
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,531
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,452
5.13%, 01/09/30 (a)	200,000	205,810
Deere & Co.
5.38%, 10/16/29	75,000	78,815
Dover Corp.
2.95%, 11/04/29 (a)	75,000	71,447
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,416
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	193,362
1.80%, 10/15/27 (a)	100,000	95,839
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,691
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,512
2.63%, 11/15/27 (a)	150,000	146,061
3.75%, 05/15/28 (a)	100,000	99,785
General Electric Co.
4.30%, 07/29/30 (a)	130,000	130,629
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,803
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	149,029
Honeywell International, Inc.
2.50%, 11/01/26 (a)	200,000	196,388
1.10%, 03/01/27 (a)	100,000	95,732
4.65%, 07/30/27 (a)	100,000	101,245
4.25%, 01/15/29 (a)	100,000	100,574
2.70%, 08/15/29 (a)	50,000	47,595
4.88%, 09/01/29 (a)	100,000	103,006
4.70%, 02/01/30 (a)	150,000	153,004
1.95%, 06/01/30 (a)	120,000	108,665
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,270
6.75%, 01/15/28	50,000	52,834
3.00%, 01/15/29 (a)	100,000	96,328
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	147,462
2.04%, 08/16/28 (a)	100,000	93,796
5.35%, 01/15/30 (a)	100,000	103,232
4.20%, 05/01/30 (a)	100,000	98,729
IDEX Corp.
4.95%, 09/01/29 (a)	100,000	102,219
3.00%, 05/01/30 (a)	100,000	94,159
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	197,192
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	103,475
5.18%, 06/15/29 (a)	100,000	103,388
John Deere Capital Corp.
2.25%, 09/14/26	100,000	98,228
1.30%, 10/13/26	150,000	145,741
4.50%, 01/08/27	100,000	100,750
1.70%, 01/11/27	100,000	97,140
1.75%, 03/09/27	100,000	96,749
4.20%, 07/15/27	100,000	100,634
4.15%, 09/15/27	200,000	200,906
4.65%, 01/07/28	100,000	101,745
4.75%, 01/20/28	200,000	203,738
4.90%, 03/03/28	125,000	127,905
1.50%, 03/06/28	175,000	165,032
4.25%, 06/05/28	90,000	90,788
4.95%, 07/14/28	250,000	257,005
4.50%, 01/16/29	200,000	203,210
3.45%, 03/07/29	150,000	147,343
4.85%, 06/11/29	150,000	154,339
2.45%, 01/09/30	100,000	93,560
4.55%, 06/05/30	100,000	101,626
4.70%, 06/10/30	130,000	133,335
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	104,267
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	75,581
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	203,166
4.40%, 06/15/28 (a)	200,000	201,224
5.05%, 06/01/29 (a)	100,000	102,696
2.90%, 12/15/29 (a)	100,000	94,494
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	98,397
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	103,588
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,654
4.15%, 08/15/28 (a)	70,000	70,385
4.50%, 02/15/29 (a)	100,000	101,465
1.85%, 06/15/30 (a)	50,000	45,078
4.40%, 08/15/30 (a)	100,000	100,857
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	98,693
2.50%, 03/15/30 (a)	100,000	92,814
Masco Corp.
1.50%, 02/15/28 (a)	100,000	93,680
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	104,506
3.63%, 05/15/30 (a)	100,000	96,366
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	77,849
4.50%, 12/15/29 (a)	75,000	75,667
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	98,788
3.25%, 01/15/28 (a)	250,000	245,565
4.60%, 02/01/29 (a)	75,000	76,211
4.40%, 05/01/30 (a)	100,000	100,872
4.65%, 07/15/30 (a)	70,000	71,171
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	100,293
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,702
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	150,000	154,722
2.57%, 02/15/30 (a)	200,000	186,446
Owens Corning
3.95%, 08/15/29 (a)	50,000	49,442
3.88%, 06/01/30 (a)	40,000	39,070
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	150,000	148,293
4.25%, 09/15/27 (a)	200,000	200,776
3.25%, 06/14/29 (a)	150,000	145,516
4.50%, 09/15/29 (a)	100,000	101,428
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,417
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	100,000	103,536
6.30%, 02/15/30 (a)	150,000	158,808
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,323
3.95%, 05/15/28 (a)	100,000	100,054
4.88%, 04/01/29 (a)	100,000	102,625
2.30%, 03/01/30 (a)	100,000	92,501
4.75%, 07/15/30 (a)	70,000	71,849
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	73,618
RTX Corp.
2.65%, 11/01/26 (a)	100,000	98,309
5.75%, 11/08/26 (a)	100,000	101,669
3.50%, 03/15/27 (a)	150,000	148,701
3.13%, 05/04/27 (a)	150,000	147,748
4.13%, 11/16/28 (a)	450,000	450,463
5.75%, 01/15/29 (a)	75,000	78,715
7.50%, 09/15/29	100,000	112,056
2.25%, 07/01/30 (a)	120,000	109,727
Snap-on, Inc.
3.25%, 03/01/27 (a)	100,000	98,818
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	100,460
3.13%, 05/01/30 (a)	100,000	94,173
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	104,177
2.30%, 03/15/30 (a)	100,000	91,006
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	142,970
Textron, Inc.
3.65%, 03/15/27 (a)	100,000	99,025
3.90%, 09/17/29 (a)	50,000	49,341
3.00%, 06/01/30 (a)	80,000	75,171
Timken Co.
4.50%, 12/15/28 (a)	75,000	75,617
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	99,058
Veralto Corp.
5.50%, 09/18/26 (a)	100,000	101,019
5.35%, 09/18/28 (a)	150,000	154,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	94,996
Vulcan Materials Co.
4.95%, 12/01/29 (a)	100,000	102,528
3.50%, 06/01/30 (a)	90,000	86,909
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	75,577
Waste Management, Inc.
3.88%, 01/15/29 (a)	350,000	347,270
2.00%, 06/01/29 (a)	200,000	186,106
4.63%, 02/15/30 (a)	100,000	101,961
4.65%, 03/15/30 (a)	100,000	102,039
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	99,069
4.70%, 09/15/28 (a)(f)	200,000	202,636
4.90%, 05/29/30 (a)	100,000	102,256
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,907
1.95%, 01/30/28 (a)	100,000	95,530
		21,867,911
Communications 1.2%
America Movil SAB de CV
2.88%, 05/07/30 (a)	200,000	186,676
American Tower Corp.
1.45%, 09/15/26 (a)	150,000	145,730
3.38%, 10/15/26 (a)	150,000	148,578
2.75%, 01/15/27 (a)	200,000	196,152
3.13%, 01/15/27 (a)	100,000	98,514
3.65%, 03/15/27 (a)	100,000	99,248
3.60%, 01/15/28 (a)	100,000	98,710
5.25%, 07/15/28 (a)	100,000	102,879
5.80%, 11/15/28 (a)	100,000	104,581
5.20%, 02/15/29 (a)	100,000	102,906
3.95%, 03/15/29 (a)	100,000	98,952
3.80%, 08/15/29 (a)	200,000	195,964
2.90%, 01/15/30 (a)	100,000	94,048
5.00%, 01/31/30 (a)	100,000	102,415
4.90%, 03/15/30 (a)	100,000	102,072
2.10%, 06/15/30 (a)	90,000	80,978
AppLovin Corp.
5.13%, 12/01/29 (a)	125,000	127,865
AT&T, Inc.
4.25%, 03/01/27 (a)	200,000	200,190
2.30%, 06/01/27 (a)	400,000	387,516
1.65%, 02/01/28 (a)	300,000	283,131
4.10%, 02/15/28 (a)	250,000	249,767
4.35%, 03/01/29 (a)	475,000	477,166
4.30%, 02/15/30 (a)	400,000	400,428
4.70%, 08/15/30 (a)	130,000	131,966
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	150,000	147,866
4.20%, 03/15/28 (a)	175,000	174,004
2.25%, 01/15/29 (a)	200,000	186,050
5.05%, 03/30/29 (a)	225,000	228,625
6.10%, 06/01/29 (a)	200,000	210,326
Comcast Corp.
2.35%, 01/15/27 (a)	200,000	195,588
3.30%, 02/01/27 (a)	200,000	197,788
3.30%, 04/01/27 (a)	150,000	148,320
5.35%, 11/15/27 (a)	150,000	154,167
3.15%, 02/15/28 (a)	150,000	147,015
3.55%, 05/01/28 (a)	150,000	148,237
4.15%, 10/15/28 (a)	600,000	601,866
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 01/15/29 (a)	100,000	101,494
5.10%, 06/01/29 (a)	100,000	103,452
2.65%, 02/01/30 (a)	200,000	187,532
3.40%, 04/01/30 (a)	200,000	193,388
Crown Castle, Inc.
2.90%, 03/15/27 (a)	150,000	146,933
3.65%, 09/01/27 (a)	150,000	148,196
5.00%, 01/11/28 (a)	150,000	152,085
3.80%, 02/15/28 (a)	100,000	98,817
4.80%, 09/01/28 (a)	100,000	101,202
4.30%, 02/15/29 (a)	75,000	74,652
5.60%, 06/01/29 (a)	100,000	103,947
4.90%, 09/01/29 (a)	200,000	202,654
3.30%, 07/01/30 (a)	90,000	85,046
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	540,000	639,052
Fox Corp.
4.71%, 01/25/29 (a)	300,000	303,582
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,849
4.75%, 03/30/30 (a)	100,000	100,833
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	225,000	223,738
4.60%, 05/15/28 (a)	275,000	280,357
4.30%, 08/15/29 (a)	100,000	101,340
4.80%, 05/15/30 (a)	100,000	103,256
Netflix, Inc.
4.38%, 11/15/26	175,000	176,011
4.88%, 04/15/28	250,000	255,752
5.88%, 11/15/28	300,000	316,905
Omnicom Group, Inc.
4.20%, 06/01/30 (a)	80,000	79,370
Paramount Global
2.90%, 01/15/27 (a)	200,000	195,660
3.70%, 06/01/28 (a)	100,000	98,152
7.88%, 07/30/30	130,000	146,818
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	200,000	196,868
5.00%, 02/15/29 (a)	200,000	204,190
Sprint Capital Corp.
6.88%, 11/15/28	400,000	430,428
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	198,602
4.95%, 03/28/28 (a)	100,000	101,949
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	249,315
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	97,975
3.70%, 09/15/27 (a)	100,000	99,057
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	500,000	496,865
2.05%, 02/15/28 (a)	250,000	238,020
4.95%, 03/15/28 (a)	150,000	152,817
4.80%, 07/15/28 (a)	150,000	152,811
4.85%, 01/15/29 (a)	150,000	153,046
2.63%, 02/15/29 (a)	150,000	142,205
2.40%, 03/15/29 (a)	75,000	70,528
3.38%, 04/15/29 (a)	300,000	290,778
4.20%, 10/01/29 (a)	100,000	99,996
3.88%, 04/15/30 (a)	900,000	881,793
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	150,000	147,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verizon Communications, Inc.
4.13%, 03/16/27	300,000	300,387
2.10%, 03/22/28 (a)	350,000	333,200
4.33%, 09/21/28	500,000	503,540
4.02%, 12/03/29 (a)	400,000	396,876
3.15%, 03/22/30 (a)	200,000	191,004
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,400
Walt Disney Co.
2.20%, 01/13/28	100,000	96,309
2.00%, 09/01/29 (a)	300,000	277,959
3.80%, 03/22/30	200,000	197,896
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	189,288
		18,583,254
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	394,832
Amazon.com, Inc.
3.30%, 04/13/27 (a)	350,000	347,158
1.20%, 06/03/27 (a)	100,000	95,687
3.15%, 08/22/27 (a)	525,000	518,506
4.55%, 12/01/27 (a)	300,000	304,425
1.65%, 05/12/28 (a)	350,000	330,865
4.65%, 12/01/29 (a)	200,000	205,372
1.50%, 06/03/30 (a)	230,000	205,477
American Honda Finance Corp.
2.35%, 01/08/27	150,000	146,543
4.90%, 03/12/27	98,000	99,042
4.55%, 07/09/27	120,000	120,954
4.45%, 10/22/27	100,000	100,741
4.70%, 01/12/28	100,000	101,373
4.55%, 03/03/28	100,000	101,007
2.00%, 03/24/28	100,000	94,852
5.13%, 07/07/28	150,000	154,033
5.65%, 11/15/28	150,000	156,571
2.25%, 01/12/29	100,000	93,873
4.90%, 03/13/29	125,000	127,783
4.40%, 09/05/29	100,000	100,589
4.80%, 03/05/30	100,000	102,023
4.60%, 04/17/30	200,000	202,110
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	99,648
AutoNation, Inc.
1.95%, 08/01/28 (a)	50,000	46,807
4.75%, 06/01/30 (a)	60,000	60,282
AutoZone, Inc.
3.75%, 06/01/27 (a)	200,000	198,624
4.50%, 02/01/28 (a)	100,000	101,084
6.25%, 11/01/28 (a)	100,000	106,224
5.10%, 07/15/29 (a)	100,000	103,029
5.13%, 06/15/30 (a)	70,000	72,314
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,578
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	71,105
3.88%, 08/15/30 (a)	80,000	76,854
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	194,750
4.95%, 08/15/29 (a)	50,000	51,048
CBRE Services, Inc.
4.80%, 06/15/30 (a)	80,000	81,203
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	50,000	47,828
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	98,712
1.38%, 06/20/27 (a)	250,000	239,507
1.60%, 04/20/30 (a)	200,000	180,092
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	102,793
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	149,040
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	99,473
4.63%, 11/01/27 (a)	100,000	100,778
4.13%, 05/01/28 (a)	100,000	99,660
3.50%, 04/03/30 (a)	150,000	144,194
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	199,558
DR Horton, Inc.
1.30%, 10/15/26 (a)	200,000	193,894
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	148,853
2.70%, 03/11/30 (a)	100,000	93,560
Expedia Group, Inc.
4.63%, 08/01/27 (a)	150,000	150,966
3.80%, 02/15/28 (a)	150,000	148,602
3.25%, 02/15/30 (a)	100,000	95,398
Ford Motor Co.
4.35%, 12/08/26 (a)	250,000	248,800
Ford Motor Credit Co. LLC
4.27%, 01/09/27 (a)	200,000	198,124
5.80%, 03/05/27 (a)	200,000	201,720
5.85%, 05/17/27 (a)	200,000	202,146
4.95%, 05/28/27 (a)	250,000	249,445
7.35%, 11/04/27 (a)	250,000	260,337
5.92%, 03/20/28 (a)	200,000	203,122
6.80%, 05/12/28 (a)	250,000	259,662
6.80%, 11/07/28 (a)	200,000	208,268
2.90%, 02/10/29 (a)	200,000	184,344
5.80%, 03/08/29 (a)	200,000	202,342
5.11%, 05/03/29 (a)	200,000	197,294
5.88%, 11/07/29 (a)	200,000	202,306
7.35%, 03/06/30 (a)	200,000	213,048
7.20%, 06/10/30 (a)	200,000	212,608
General Motors Co.
6.80%, 10/01/27 (a)	200,000	208,798
5.35%, 04/15/28 (a)	100,000	102,272
5.00%, 10/01/28 (a)	100,000	101,685
5.40%, 10/15/29 (a)	100,000	103,188
5.63%, 04/15/30 (a)	100,000	103,349
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	200,000	199,116
4.35%, 01/17/27 (a)	150,000	149,892
2.35%, 02/26/27 (a)	250,000	242,990
5.00%, 04/09/27 (a)	200,000	201,782
2.70%, 08/20/27 (a)	200,000	194,234
6.00%, 01/09/28 (a)	150,000	155,485
2.40%, 04/10/28 (a)	200,000	190,554
5.80%, 06/23/28 (a)	200,000	207,138
2.40%, 10/15/28 (a)	200,000	188,716
5.80%, 01/07/29 (a)	250,000	259,647
4.30%, 04/06/29 (a)	150,000	148,515
5.55%, 07/15/29 (a)	250,000	257,780
4.90%, 10/06/29 (a)	150,000	151,223
5.35%, 01/07/30 (a)	200,000	204,732
5.85%, 04/06/30 (a)	150,000	156,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 06/21/30 (a)	130,000	123,553
5.45%, 07/15/30 (a)	130,000	133,636
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,844
4.95%, 08/15/29 (a)	100,000	102,093
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	50,000	51,487
5.30%, 01/15/29 (a)	250,000	254,862
4.00%, 01/15/30 (a)	100,000	96,720
Home Depot, Inc.
2.13%, 09/15/26 (a)	150,000	147,195
2.50%, 04/15/27 (a)	200,000	195,690
4.88%, 06/25/27 (a)	150,000	152,526
2.80%, 09/14/27 (a)	200,000	195,782
0.90%, 03/15/28 (a)	100,000	92,984
1.50%, 09/15/28 (a)	150,000	139,934
3.90%, 12/06/28 (a)	150,000	150,303
2.95%, 06/15/29 (a)	350,000	337,561
4.75%, 06/25/29 (a)	200,000	204,916
2.70%, 04/15/30 (a)	150,000	141,123
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	250,000	244,137
4.69%, 07/08/30 (a)	170,000	171,681
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	101,690
4.38%, 09/15/28 (a)	100,000	100,123
5.75%, 04/23/30 (a)(g)	75,000	78,009
JD.com, Inc.
3.38%, 01/14/30 (a)(e)	200,000	193,814
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	75,000	80,673
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	100,000	102,049
3.90%, 08/08/29 (a)	50,000	48,270
6.00%, 08/15/29 (a)	50,000	51,948
6.00%, 06/14/30 (a)	150,000	156,271
Lear Corp.
3.80%, 09/15/27 (a)	150,000	148,623
Lennar Corp.
5.00%, 06/15/27 (a)	100,000	100,798
4.75%, 11/29/27 (a)	150,000	151,220
5.20%, 07/30/30 (a)	75,000	77,462
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	103,315
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	100,000	98,867
3.10%, 05/03/27 (a)	300,000	295,230
1.30%, 04/15/28 (a)	200,000	186,716
1.70%, 09/15/28 (a)	150,000	139,892
6.50%, 03/15/29	100,000	108,063
3.65%, 04/05/29 (a)	200,000	196,510
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	76,831
2.45%, 06/15/30 (a)	90,000	82,889
Marriott International, Inc.
5.45%, 09/15/26 (a)	75,000	75,903
4.20%, 07/15/27	50,000	50,082
5.00%, 10/15/27 (a)	150,000	152,508
4.00%, 04/15/28 (a)	100,000	99,663
5.55%, 10/15/28 (a)	100,000	103,908
4.88%, 05/15/29 (a)	150,000	152,863
4.80%, 03/15/30 (a)	100,000	101,722
4.63%, 06/15/30 (a)	130,000	131,052
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	198,326
3.80%, 04/01/28 (a)	200,000	199,206
4.80%, 08/14/28 (a)	200,000	204,472
2.63%, 09/01/29 (a)	100,000	94,747
2.13%, 03/01/30 (a)	100,000	91,627
4.60%, 05/15/30 (a)	100,000	101,738
3.60%, 07/01/30 (a)	130,000	126,864
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	75,000	72,135
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	98,217
2.75%, 03/27/27 (a)	150,000	147,326
2.85%, 03/27/30 (a)	200,000	189,938
NVR, Inc.
3.00%, 05/15/30 (a)	100,000	94,510
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	100,000	99,057
4.35%, 06/01/28 (a)	100,000	100,479
3.90%, 06/01/29 (a)	75,000	74,298
4.20%, 04/01/30 (a)	75,000	74,828
PACCAR Financial Corp.
2.00%, 02/04/27	200,000	194,708
4.25%, 06/23/27	50,000	50,318
4.45%, 08/06/27	50,000	50,613
4.60%, 01/10/28	100,000	101,683
4.00%, 08/08/28	50,000	50,138
4.95%, 08/10/28	100,000	102,979
4.60%, 01/31/29	150,000	153,108
PVH Corp.
5.50%, 06/13/30 (a)	70,000	71,383
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	90,000	84,975
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	100,000	98,264
Sands China Ltd.
2.30%, 03/08/27 (a)(g)	200,000	193,462
5.40%, 08/08/28 (a)(g)	300,000	305,877
4.38%, 06/18/30 (a)(g)	200,000	195,312
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	96,921
3.50%, 03/01/28 (a)	100,000	98,822
4.50%, 05/15/28 (a)	100,000	101,090
4.00%, 11/15/28 (a)	150,000	149,775
3.55%, 08/15/29 (a)	50,000	49,084
2.25%, 03/12/30 (a)	100,000	91,843
4.80%, 05/15/30 (a)	100,000	102,111
Tapestry, Inc.
4.13%, 07/15/27 (a)	75,000	74,717
5.10%, 03/11/30 (a)	100,000	102,215
Target Corp.
4.35%, 06/15/28 (a)	70,000	70,746
3.38%, 04/15/29 (a)	200,000	195,878
2.35%, 02/15/30 (a)	250,000	232,747
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	172,034
1.15%, 05/15/28 (a)	100,000	93,070
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,697
Toyota Motor Corp.
3.67%, 07/20/28	150,000	149,826
2.76%, 07/02/29	100,000	95,510
4.45%, 06/30/30 (a)	200,000	202,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
4.60%, 01/08/27	100,000	100,850
3.20%, 01/11/27	200,000	198,000
1.90%, 01/13/27	50,000	48,638
5.00%, 03/19/27	150,000	152,210
3.05%, 03/22/27	300,000	295,800
4.55%, 09/20/27	200,000	202,280
4.35%, 10/08/27	100,000	100,776
5.45%, 11/10/27	150,000	154,594
3.05%, 01/11/28	100,000	97,992
4.63%, 01/12/28	200,000	202,986
5.25%, 09/11/28	200,000	207,212
4.65%, 01/05/29	150,000	152,809
3.65%, 01/08/29	100,000	98,893
5.05%, 05/16/29	150,000	154,912
4.45%, 06/29/29	150,000	151,898
4.55%, 08/09/29	100,000	101,599
4.95%, 01/09/30	100,000	103,089
4.80%, 05/15/30	100,000	102,375
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	200,000	200,710
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	75,000	79,478
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	201,716
4.95%, 02/15/30 (a)	150,000	151,787
Walmart, Inc.
1.05%, 09/17/26 (a)	100,000	97,105
3.95%, 09/09/27 (a)	200,000	200,688
3.90%, 04/15/28 (a)	250,000	250,997
3.70%, 06/26/28 (a)	250,000	249,750
1.50%, 09/22/28 (a)	200,000	186,988
2.38%, 09/24/29 (a)	100,000	94,469
4.35%, 04/28/30 (a)	200,000	202,970
		31,413,103
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.75%, 11/30/26 (a)	150,000	149,776
1.15%, 01/30/28 (a)	150,000	141,041
1.40%, 06/30/30 (a)	70,000	62,277
AbbVie, Inc.
2.95%, 11/21/26 (a)	600,000	592,344
4.80%, 03/15/27 (a)	300,000	303,222
4.65%, 03/15/28 (a)	200,000	203,324
4.25%, 11/14/28 (a)	100,000	100,840
4.80%, 03/15/29 (a)	400,000	409,424
3.20%, 11/21/29 (a)	725,000	698,972
4.88%, 03/15/30 (a)	100,000	103,036
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	74,611
2.21%, 06/15/30 (a)	40,000	36,723
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	100,125
2.75%, 09/15/29 (a)	100,000	94,789
2.10%, 06/04/30 (a)	60,000	54,390
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	109,126
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	98,364
6.20%, 11/01/28 (a)	100,000	105,747
4.80%, 02/14/29 (a)	300,000	304,719
3.40%, 05/06/30 (a)	100,000	95,879
4.50%, 08/06/30 (a)	70,000	69,999
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amgen, Inc.
2.20%, 02/21/27 (a)	200,000	194,698
3.20%, 11/02/27 (a)	200,000	196,330
5.15%, 03/02/28 (a)	400,000	409,256
1.65%, 08/15/28 (a)	150,000	140,108
3.00%, 02/22/29 (a)	100,000	96,239
4.05%, 08/18/29 (a)	100,000	99,551
2.45%, 02/21/30 (a)	200,000	185,132
5.25%, 03/02/30 (a)	400,000	414,304
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	400,000	408,940
3.50%, 06/01/30 (a)	220,000	214,227
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	100,000	96,277
Ascension Health
2.53%, 11/15/29 (a)	100,000	94,047
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	100,000	101,222
4.88%, 03/03/28 (a)	200,000	204,584
1.75%, 05/28/28 (a)	200,000	189,256
4.85%, 02/26/29 (a)	200,000	205,418
4.90%, 03/03/30 (a)	100,000	103,277
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	98,800
1.38%, 08/06/30 (a)	300,000	263,463
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	197,754
3.56%, 08/15/27 (a)	300,000	296,082
2.26%, 03/25/28 (a)	150,000	142,913
3.46%, 09/06/29 (a)	100,000	96,867
4.91%, 04/02/30 (a)	150,000	152,835
6.34%, 08/02/30 (a)	265,000	286,168
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	200,868
5.93%, 02/02/29 (a)	100,000	105,103
Baxter International, Inc.
1.92%, 02/01/27 (a)	300,000	290,229
2.27%, 12/01/28 (a)	150,000	140,694
3.95%, 04/01/30 (a)	75,000	73,688
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	248,210
4.69%, 02/13/28 (a)	150,000	152,011
4.87%, 02/08/29 (a)	100,000	102,032
2.82%, 05/20/30 (a)	100,000	93,617
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	182,100
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	48,457
Boston Scientific Corp.
2.65%, 06/01/30 (a)	140,000	130,742
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	150,000	151,944
1.13%, 11/13/27 (a)	175,000	165,179
3.45%, 11/15/27 (a)	100,000	99,213
3.90%, 02/20/28 (a)	200,000	199,990
4.90%, 02/22/29 (a)	250,000	256,875
3.40%, 07/26/29 (a)	350,000	341,162
Brunswick Corp.
5.85%, 03/18/29 (a)	125,000	129,559
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	60,000	60,629
3.75%, 09/25/27 (a)	75,000	74,483
4.10%, 01/07/28 (a)	100,000	100,001
4.55%, 08/04/30 (a)	90,000	90,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Campbell's Co.
5.20%, 03/19/27	100,000	101,527
4.15%, 03/15/28 (a)	150,000	149,998
5.20%, 03/21/29 (a)	100,000	102,759
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	175,000	172,769
5.13%, 02/15/29 (a)	100,000	102,880
5.00%, 11/15/29 (a)	100,000	102,457
Cencora, Inc.
3.45%, 12/15/27 (a)	150,000	147,813
4.85%, 12/15/29 (a)	100,000	102,131
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	73,824
Cigna Group
3.40%, 03/01/27 (a)	250,000	247,382
4.38%, 10/15/28 (a)	500,000	502,740
5.00%, 05/15/29 (a)	150,000	154,099
2.40%, 03/15/30 (a)	200,000	184,270
Clorox Co.
3.10%, 10/01/27 (a)	75,000	73,602
3.90%, 05/15/28 (a)	100,000	99,608
1.80%, 05/15/30 (a)	100,000	89,523
Coca-Cola Co.
3.38%, 03/25/27	250,000	248,347
1.45%, 06/01/27	300,000	288,351
1.50%, 03/05/28	100,000	94,727
1.00%, 03/15/28	100,000	93,474
2.13%, 09/06/29	100,000	93,445
3.45%, 03/25/30	200,000	195,054
1.65%, 06/01/30	170,000	152,636
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,310
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	150,000	141,305
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	148,386
4.60%, 03/01/28 (a)	100,000	101,906
CommonSpirit Health
3.35%, 10/01/29 (a)	200,000	192,940
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	150,000	140,727
7.00%, 10/01/28	100,000	106,944
4.85%, 11/01/28 (a)	200,000	202,198
5.00%, 08/01/30 (a)	70,000	70,676
Conopco, Inc.
7.25%, 12/15/26	50,000	51,987
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	75,000	74,497
3.50%, 05/09/27 (a)	100,000	98,856
4.35%, 05/09/27 (a)	50,000	50,131
4.65%, 11/15/28 (a)	75,000	75,911
4.80%, 01/15/29 (a)	75,000	76,159
3.15%, 08/01/29 (a)	50,000	47,962
2.88%, 05/01/30 (a)	150,000	140,385
4.80%, 05/01/30 (a)	100,000	101,488
CVS Health Corp.
3.63%, 04/01/27 (a)	50,000	49,529
1.30%, 08/21/27 (a)	200,000	188,854
4.30%, 03/25/28 (a)	700,000	699,804
5.00%, 01/30/29 (a)	200,000	204,012
5.40%, 06/01/29 (a)	200,000	206,716
3.25%, 08/15/29 (a)	150,000	143,540
5.13%, 02/21/30 (a)	200,000	204,834
3.75%, 04/01/30 (a)	175,000	169,109
1.75%, 08/21/30 (a)	265,000	231,639
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	90,000	82,735
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	94,164
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	205,244
2.38%, 10/24/29 (a)	200,000	187,240
2.00%, 04/29/30 (a)	200,000	181,826
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,560
Eli Lilly & Co.
4.50%, 02/09/27 (a)	150,000	151,254
5.50%, 03/15/27	75,000	76,864
3.10%, 05/15/27 (a)	100,000	98,745
4.15%, 08/14/27 (a)	100,000	100,625
4.00%, 10/15/28 (a)	130,000	130,330
4.50%, 02/09/29 (a)	300,000	305,103
4.20%, 08/14/29 (a)	150,000	151,311
4.75%, 02/12/30 (a)	200,000	205,712
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	125,873
2.38%, 12/01/29 (a)	100,000	92,912
2.60%, 04/15/30 (a)	75,000	69,732
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	100,000	98,905
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	250,000	257,845
4.80%, 08/14/29 (a)	200,000	204,222
5.86%, 03/15/30 (a)	100,000	106,204
General Mills, Inc.
3.20%, 02/10/27 (a)	150,000	148,017
4.20%, 04/17/28 (a)	200,000	200,344
5.50%, 10/17/28 (a)	100,000	103,924
4.88%, 01/30/30 (a)	100,000	102,286
2.88%, 04/15/30 (a)	100,000	93,975
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	300,000	295,503
4.80%, 11/15/29 (a)	100,000	102,638
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	100,000	100,639
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	299,910
4.50%, 04/15/30 (a)	150,000	151,899
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	247,180
3.38%, 03/24/29 (a)	250,000	244,122
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	123,753
3.50%, 09/15/27 (a)	100,000	98,534
3.90%, 11/19/29 (a)	100,000	97,464
HCA, Inc.
4.50%, 02/15/27 (a)	250,000	250,265
3.13%, 03/15/27 (a)	150,000	147,622
5.20%, 06/01/28 (a)	150,000	153,667
5.63%, 09/01/28 (a)	200,000	206,364
5.88%, 02/01/29 (a)	150,000	156,339
3.38%, 03/15/29 (a)	100,000	96,831
4.13%, 06/15/29 (a)	250,000	247,677
5.25%, 03/01/30 (a)	100,000	103,319
Hershey Co.
2.45%, 11/15/29 (a)	150,000	140,784
4.75%, 02/24/30 (a)	75,000	76,897
1.70%, 06/01/30 (a)	40,000	35,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	94,081
1.80%, 06/11/30 (a)	120,000	107,621
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	209,138
Illumina, Inc.
4.65%, 09/09/26	100,000	100,307
5.75%, 12/13/27 (a)	100,000	102,880
Ingredion, Inc.
3.20%, 10/01/26 (a)	75,000	74,163
2.90%, 06/01/30 (a)	70,000	65,514
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	206,464
6.25%, 02/01/29 (a)	150,000	158,119
J.M. Smucker Co.
3.38%, 12/15/27 (a)	100,000	98,598
5.90%, 11/15/28 (a)	100,000	105,072
2.38%, 03/15/30 (a)	100,000	92,052
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	200,000	191,498
Johnson & Johnson
2.95%, 03/03/27 (a)	100,000	98,826
0.95%, 09/01/27 (a)	200,000	189,672
2.90%, 01/15/28 (a)	275,000	270,039
4.80%, 06/01/29 (a)	150,000	154,858
6.95%, 09/01/29	100,000	111,612
4.70%, 03/01/30 (a)	100,000	103,031
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	148,108
Kellanova
4.30%, 05/15/28 (a)	100,000	100,698
2.10%, 06/01/30 (a)	60,000	54,434
Kenvue, Inc.
5.05%, 03/22/28 (a)	75,000	76,918
5.00%, 03/22/30 (a)	100,000	103,448
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	125,000	126,220
3.43%, 06/15/27 (a)	150,000	147,640
4.60%, 05/25/28 (a)	100,000	100,465
5.05%, 03/15/29 (a)	125,000	127,353
3.95%, 04/15/29 (a)	150,000	147,589
3.20%, 05/01/30 (a)	100,000	94,271
Kimberly-Clark Corp.
3.20%, 04/25/29 (a)	100,000	97,582
3.10%, 03/26/30 (a)	100,000	95,965
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	248,415
3.75%, 04/01/30 (a)	100,000	97,088
Kroger Co.
2.65%, 10/15/26 (a)	100,000	98,346
4.50%, 01/15/29 (a)	150,000	151,852
2.20%, 05/01/30 (a)	100,000	91,470
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	94,760
4.35%, 04/01/30 (a)	75,000	75,027
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	75,000	69,287
McKesson Corp.
4.90%, 07/15/28 (a)	100,000	102,244
4.25%, 09/15/29 (a)	100,000	100,451
4.65%, 05/30/30 (a)	75,000	76,280
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	151,104
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
1.70%, 06/10/27 (a)	150,000	144,571
4.05%, 05/17/28 (a)	150,000	150,888
1.90%, 12/10/28 (a)	150,000	140,855
3.40%, 03/07/29 (a)	250,000	245,275
1.45%, 06/24/30 (a)	140,000	123,747
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	146,661
4.13%, 05/07/28 (a)	100,000	100,222
2.75%, 04/13/30 (a)	100,000	93,665
4.50%, 05/06/30 (a)	100,000	100,700
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,112
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	194,978
3.10%, 05/17/27 (a)	200,000	197,660
3.80%, 09/18/29 (a)	100,000	99,726
2.20%, 08/14/30 (a)	180,000	165,269
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	101,008
4.55%, 02/16/29 (a)	325,000	330,424
PepsiCo, Inc.
2.38%, 10/06/26 (a)	200,000	196,652
2.63%, 03/19/27 (a)	100,000	98,093
3.00%, 10/15/27 (a)	300,000	295,050
3.60%, 02/18/28 (a)	100,000	99,521
4.45%, 05/15/28 (a)	100,000	101,604
4.10%, 01/15/29 (a)	100,000	100,265
7.00%, 03/01/29	100,000	109,852
2.63%, 07/29/29 (a)	150,000	142,703
2.75%, 03/19/30 (a)	200,000	188,858
1.63%, 05/01/30 (a)	100,000	89,659
4.30%, 07/23/30 (a)	90,000	90,581
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	708,323
4.65%, 05/19/30 (a)	400,000	407,744
Pfizer, Inc.
3.00%, 12/15/26	300,000	296,691
3.60%, 09/15/28 (a)	100,000	99,469
2.63%, 04/01/30 (a)	150,000	140,856
1.70%, 05/28/30 (a)	100,000	89,581
Pharmacia LLC
6.60%, 12/01/28	150,000	161,418
Philip Morris International, Inc.
4.75%, 02/12/27	100,000	100,915
5.13%, 11/17/27 (a)	300,000	306,369
4.88%, 02/15/28 (a)	300,000	305,568
3.13%, 03/02/28 (a)	75,000	73,429
5.25%, 09/07/28 (a)	100,000	103,337
4.88%, 02/13/29 (a)	150,000	153,213
3.38%, 08/15/29 (a)	50,000	48,563
4.63%, 11/01/29 (a)	125,000	127,059
5.63%, 11/17/29 (a)	200,000	210,522
5.13%, 02/15/30 (a)	300,000	310,419
2.10%, 05/01/30 (a)	150,000	136,520
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	105,953
Procter & Gamble Co.
2.45%, 11/03/26	100,000	98,392
1.90%, 02/01/27	250,000	243,510
2.80%, 03/25/27	150,000	147,676
3.95%, 01/26/28	150,000	150,946
3.00%, 03/25/30	200,000	192,046
4.05%, 05/01/30	200,000	201,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	50,000	49,235
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	50,000	50,556
4.20%, 06/30/29 (a)	100,000	100,125
4.63%, 12/15/29 (a)	100,000	101,546
2.95%, 06/30/30 (a)	100,000	94,183
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	69,858
3.30%, 09/15/29 (a)	100,000	95,575
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	142,764
5.15%, 09/02/29 (a)	100,000	102,690
Sanofi SA
3.63%, 06/19/28 (a)	100,000	99,487
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	250,000	247,420
Solventum Corp.
5.45%, 02/25/27 (a)	100,000	101,959
5.40%, 03/01/29 (a)	250,000	260,740
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,870
Stryker Corp.
4.70%, 02/10/28 (a)	75,000	76,174
4.85%, 12/08/28 (a)	100,000	102,472
4.25%, 09/11/29 (a)	100,000	100,425
4.85%, 02/10/30 (a)	200,000	205,156
1.95%, 06/15/30 (a)	120,000	108,263
Sysco Corp.
3.25%, 07/15/27 (a)	100,000	98,649
5.75%, 01/17/29 (a)	75,000	78,597
5.95%, 04/01/30 (a)	150,000	159,546
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	204,628
2.05%, 03/31/30 (a)	400,000	362,920
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	150,000	151,680
1.75%, 10/15/28 (a)	100,000	93,520
5.00%, 01/31/29 (a)	300,000	309,054
2.60%, 10/01/29 (a)	100,000	94,810
4.98%, 08/10/30 (a)	100,000	103,618
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	200,000	197,888
4.35%, 03/01/29 (a)	150,000	150,165
5.40%, 03/15/29 (a)	100,000	103,649
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	197,046
3.50%, 03/22/28 (a)	150,000	148,684
4.88%, 09/08/28 (a)	100,000	102,767
2.13%, 09/06/29 (a)	100,000	93,033
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	145,890
4.63%, 10/15/29 (a)	75,000	74,822
Viatris, Inc.
2.30%, 06/22/27 (a)	125,000	120,033
2.70%, 06/22/30 (a)	170,000	152,779
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	75,000	77,711
5.05%, 02/19/30 (a)	75,000	77,198
Zoetis, Inc.
3.00%, 09/12/27 (a)	150,000	147,108
4.15%, 08/17/28 (a)	110,000	110,289
2.00%, 05/15/30 (a)	75,000	68,057
		46,946,564
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.4%
APA Corp.
4.25%, 01/15/30 (a)(c)	75,000	72,626
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	146,024
3.34%, 12/15/27 (a)	200,000	196,906
3.14%, 11/07/29 (a)	75,000	72,230
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	150,000	150,340
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	200,000	197,550
3.59%, 04/14/27 (a)	100,000	99,392
5.02%, 11/17/27 (a)	150,000	153,136
3.94%, 09/21/28 (a)	100,000	99,750
4.23%, 11/06/28 (a)	400,000	401,992
4.70%, 04/10/29 (a)	150,000	152,953
4.97%, 10/17/29 (a)	100,000	103,087
3.63%, 04/06/30 (a)	200,000	195,682
1.75%, 08/10/30 (a)	120,000	106,696
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	197,170
3.72%, 11/28/28 (a)	100,000	98,970
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	198,646
5.00%, 12/15/29 (a)(c)	100,000	101,957
2.95%, 07/15/30 (a)	60,000	55,960
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	50,000	50,009
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	252,730
3.70%, 11/15/29 (a)	150,000	145,812
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	100,000	99,786
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	249,825
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	194,120
2.24%, 05/11/30 (a)	250,000	230,587
Chevron USA, Inc.
3.95%, 08/13/27	70,000	70,221
3.85%, 01/15/28 (a)	100,000	100,195
4.48%, 02/26/28 (a)	125,000	126,854
4.05%, 08/13/28 (a)	90,000	90,540
3.25%, 10/15/29 (a)	100,000	97,206
4.69%, 04/15/30 (a)	150,000	153,438
ConocoPhillips Co.
4.70%, 01/15/30 (a)	200,000	203,920
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	173,973
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	124,235
4.38%, 03/15/29 (a)	75,000	74,883
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	204,310
8.13%, 08/16/30	50,000	57,472
Devon Energy Corp.
4.50%, 01/15/30 (a)	100,000	100,060
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	148,292
3.50%, 12/01/29 (a)	150,000	144,662
5.15%, 01/30/30 (a)	100,000	102,810
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	71,438
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	145,808
5.90%, 11/15/26 (a)	100,000	101,774
4.25%, 12/01/26 (a)	100,000	100,019
4.60%, 06/20/28 (a)	50,000	50,560
5.30%, 04/05/29 (a)	100,000	103,176
3.13%, 11/15/29 (a)	150,000	142,938
4.90%, 06/20/30 (a)	80,000	81,703
7.38%, 03/15/55 (a)(b)	100,000	105,325
Energy Transfer LP
4.40%, 03/15/27 (a)	200,000	200,430
4.20%, 04/15/27 (a)	100,000	99,925
5.50%, 06/01/27 (a)	200,000	203,552
5.55%, 02/15/28 (a)	200,000	205,952
4.95%, 05/15/28 (a)	100,000	101,651
4.95%, 06/15/28 (a)	150,000	152,589
6.10%, 12/01/28 (a)	75,000	79,013
5.25%, 04/15/29 (a)	200,000	205,662
5.25%, 07/01/29 (a)	150,000	154,645
3.75%, 05/15/30 (a)	200,000	193,766
Eni USA, Inc.
7.30%, 11/15/27	50,000	53,203
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	99,838
4.30%, 06/20/28 (a)	70,000	70,512
4.15%, 10/16/28 (a)	150,000	150,643
3.13%, 07/31/29 (a)	200,000	192,704
2.80%, 01/31/30 (a)	150,000	141,659
5.25%, 08/16/77 (a)(b)	150,000	148,912
5.38%, 02/15/78 (a)(b)	100,000	99,097
EOG Resources, Inc.
4.40%, 07/15/28 (a)	70,000	70,701
EQT Corp.
3.90%, 10/01/27 (a)	200,000	198,204
5.70%, 04/01/28 (a)	50,000	51,716
4.50%, 01/15/29 (a)(c)	100,000	99,788
5.00%, 01/15/29 (a)	75,000	75,913
6.38%, 04/01/29 (a)(c)	100,000	103,689
7.00%, 02/01/30 (a)(f)	100,000	108,855
7.50%, 06/01/30 (a)(c)	70,000	77,125
Expand Energy Corp.
5.38%, 02/01/29 (a)	100,000	100,306
5.38%, 03/15/30 (a)	200,000	202,228
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	100,000	95,066
3.48%, 03/19/30 (a)	350,000	342,464
Halliburton Co.
2.92%, 03/01/30 (a)	100,000	94,093
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	50,000	50,096
4.85%, 12/01/29 (a)	140,000	139,506
Hess Corp.
4.30%, 04/01/27 (a)	175,000	175,490
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,206
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	75,000	72,861
4.30%, 03/01/28 (a)	125,000	125,480
5.00%, 02/01/29 (a)	100,000	102,173
5.10%, 08/01/29 (a)	200,000	205,570
5.15%, 06/01/30 (a)	150,000	154,401
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,846
3.80%, 04/01/28 (a)	100,000	99,062
5.15%, 03/01/30 (a)	200,000	205,816
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
4.13%, 03/01/27 (a)	250,000	249,460
4.25%, 12/01/27 (a)	150,000	150,124
4.00%, 03/15/28 (a)	175,000	174,083
2.65%, 08/15/30 (a)	175,000	160,022
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	100,380
5.50%, 03/15/30 (a)	100,000	103,399
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	96,694
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	75,000	79,041
6.38%, 09/01/28 (a)	100,000	104,470
5.20%, 08/01/29 (a)	175,000	177,480
8.88%, 07/15/30 (a)	150,000	172,666
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	99,685
4.25%, 09/24/27 (a)	100,000	100,134
4.55%, 07/15/28 (a)	100,000	100,807
5.65%, 11/01/28 (a)	150,000	155,854
5.38%, 06/01/29 (a)	100,000	102,982
3.40%, 09/01/29 (a)	100,000	96,175
4.40%, 10/15/29 (a)	75,000	74,971
3.10%, 03/15/30 (a)	100,000	94,341
3.25%, 06/01/30 (a)	60,000	56,761
Ovintiv, Inc.
5.65%, 05/15/28 (a)	100,000	103,025
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	73,226
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,205
Phillips 66 Co.
3.75%, 03/01/28 (a)	50,000	49,607
3.15%, 12/15/29 (a)	100,000	95,827
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	130,000	116,415
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	225,000	216,979
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	200,000	201,162
4.20%, 03/15/28 (a)	125,000	124,995
4.50%, 05/15/30 (a)	300,000	300,978
Schlumberger Investment SA
2.65%, 06/26/30 (a)	60,000	55,823
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	150,000	140,405
2.75%, 04/06/30 (a)	200,000	188,978
Shell International Finance BV
3.88%, 11/13/28 (a)	200,000	199,834
2.75%, 04/06/30 (a)	100,000	94,631
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	50,000	50,464
5.03%, 10/01/29 (a)	230,000	233,013
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	148,509
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	203,318
6.15%, 03/01/29 (a)	150,000	158,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	150,199
5.50%, 03/01/30 (a)	100,000	101,974
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,788
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	147,756
2.83%, 01/10/30 (a)	150,000	143,438
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	149,898
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	250,317
4.10%, 04/15/30 (a)	150,000	147,819
7.00%, 06/01/65 (a)(b)	100,000	101,720
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	74,831
3.25%, 05/15/30 (a)	100,000	95,246
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	95,980
4.35%, 06/01/28 (a)	200,000	200,818
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,695
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	70,000	70,566
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	74,935
4.75%, 08/15/28 (a)	100,000	100,641
6.35%, 01/15/29 (a)	100,000	105,232
4.05%, 02/01/30 (a)(g)	100,000	97,219
Williams Cos., Inc.
3.75%, 06/15/27 (a)	250,000	248,025
5.30%, 08/15/28 (a)	150,000	154,795
4.90%, 03/15/29 (a)	175,000	178,407
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,314
5.40%, 05/19/30 (a)	200,000	205,562
		21,237,098
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	175,000	174,184
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,770
Leland Stanford Junior University
4.15%, 08/01/30 (a)	70,000	70,323
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	78,495
Quanta Services, Inc.
4.75%, 08/09/27 (a)	50,000	50,540
4.30%, 08/09/28 (a)	70,000	70,206
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	40,000	40,354
Trustees of Princeton University
4.65%, 07/01/30 (a)	40,000	41,000
		656,872
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	100,000	100,033
4.05%, 10/04/29 (a)	200,000	199,910
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	195,372
4.75%, 01/17/28 (a)	100,000	102,022
4.95%, 01/17/30 (a)	100,000	103,806
2.30%, 02/01/30 (a)	200,000	186,002
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advanced Micro Devices, Inc.
4.21%, 09/24/26	100,000	100,197
4.32%, 03/24/28 (a)	100,000	101,034
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	141,966
4.00%, 05/15/30 (a)	100,000	100,637
1.10%, 08/15/30 (a)	260,000	227,365
Amdocs Ltd.
2.54%, 06/15/30 (a)	80,000	73,210
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,247
4.25%, 06/15/28 (a)	110,000	110,893
1.70%, 10/01/28 (a)	100,000	93,459
4.50%, 06/15/30 (a)	90,000	91,269
Apple, Inc.
2.05%, 09/11/26 (a)	300,000	294,420
3.35%, 02/09/27 (a)	400,000	397,280
3.20%, 05/11/27 (a)	200,000	197,982
2.90%, 09/12/27 (a)	350,000	344,407
3.00%, 11/13/27 (a)	250,000	246,400
1.20%, 02/08/28 (a)	200,000	188,224
4.00%, 05/10/28 (a)	100,000	100,682
1.40%, 08/05/28 (a)	300,000	280,881
3.25%, 08/08/29 (a)	150,000	146,865
2.20%, 09/11/29 (a)	300,000	281,037
1.65%, 05/11/30 (a)	500,000	450,930
1.25%, 08/20/30 (a)	265,000	232,734
Applied Materials, Inc.
3.30%, 04/01/27 (a)	175,000	173,486
4.80%, 06/15/29 (a)	150,000	154,104
1.75%, 06/01/30 (a)	90,000	80,790
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	98,739
5.15%, 08/21/29 (a)	50,000	51,170
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	77,254
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	98,923
2.85%, 01/15/30 (a)	100,000	94,452
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	100,000	94,637
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	104,164
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	201,302
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	475,000	473,119
Broadcom, Inc.
5.05%, 07/12/27 (a)	150,000	152,415
1.95%, 02/15/28 (a)(c)	100,000	95,137
4.80%, 04/15/28 (a)	200,000	203,692
4.11%, 09/15/28 (a)	150,000	149,973
4.00%, 04/15/29 (a)(c)	150,000	149,013
4.75%, 04/15/29 (a)	250,000	254,610
5.05%, 07/12/29 (a)	300,000	308,505
4.35%, 02/15/30 (a)	200,000	200,456
5.00%, 04/15/30 (a)	75,000	77,177
5.05%, 04/15/30 (a)	150,000	154,654
4.60%, 07/15/30 (a)	230,000	232,426
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	94,651
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,389
4.30%, 09/10/29 (a)	100,000	100,631
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	150,000	146,838
4.25%, 04/01/28 (a)	100,000	99,502
3.28%, 12/01/28 (a)	75,000	72,305
3.25%, 02/15/29 (a)	100,000	95,727
5.10%, 03/01/30 (a)	100,000	101,827
CGI, Inc.
1.45%, 09/14/26 (a)	150,000	145,958
4.95%, 03/14/30 (a)(c)	100,000	102,075
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	250,000	246,302
4.80%, 02/26/27 (a)	300,000	303,927
4.85%, 02/26/29 (a)	375,000	385,241
Concentrix Corp.
6.60%, 08/02/28 (a)	175,000	185,281
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	250,000	251,220
6.10%, 07/15/27 (a)	100,000	103,275
5.25%, 02/01/28 (a)	200,000	205,110
4.75%, 04/01/28 (a)	150,000	152,109
5.30%, 10/01/29 (a)	300,000	310,644
5.00%, 04/01/30 (a)	150,000	153,742
6.20%, 07/15/30 (a)	75,000	80,651
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	145,893
2.38%, 09/15/28 (a)	100,000	93,878
Equifax, Inc.
5.10%, 12/15/27 (a)	100,000	101,934
5.10%, 06/01/28 (a)	100,000	102,292
4.80%, 09/15/29 (a)	100,000	101,658
3.10%, 05/15/30 (a)	100,000	94,409
Equinix, Inc.
2.90%, 11/18/26 (a)	150,000	147,579
1.55%, 03/15/28 (a)	75,000	70,353
2.00%, 05/15/28 (a)	100,000	94,551
3.20%, 11/18/29 (a)	175,000	167,288
2.15%, 07/15/30 (a)	130,000	117,295
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,189
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	100,000	94,200
Fiserv, Inc.
2.25%, 06/01/27 (a)	150,000	145,337
5.45%, 03/02/28 (a)	150,000	154,288
5.38%, 08/21/28 (a)	100,000	103,188
4.20%, 10/01/28 (a)	100,000	99,947
3.50%, 07/01/29 (a)	500,000	485,515
4.75%, 03/15/30 (a)	100,000	101,474
2.65%, 06/01/30 (a)	120,000	110,933
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	151,723
4.88%, 05/12/30 (a)	100,000	101,149
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	78,191
Global Payments, Inc.
2.15%, 01/15/27 (a)	175,000	170,126
4.45%, 06/01/28 (a)	100,000	100,289
3.20%, 08/15/29 (a)	175,000	166,182
5.30%, 08/15/29 (a)	50,000	51,203
2.90%, 05/15/30 (a)	100,000	92,516
Hewlett Packard Enterprise Co.
4.40%, 09/25/27 (a)	100,000	100,511
5.25%, 07/01/28 (a)	100,000	102,917
4.55%, 10/15/29 (a)	250,000	251,667
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
3.00%, 06/17/27 (a)	175,000	171,512
4.75%, 01/15/28 (a)	100,000	101,366
4.00%, 04/15/29 (a)	100,000	98,750
5.40%, 04/25/30 (a)	75,000	77,966
3.40%, 06/17/30 (a)	60,000	57,127
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,691
4.60%, 02/05/29 (a)	100,000	101,482
Intel Corp.
3.75%, 03/25/27 (a)	250,000	247,720
3.75%, 08/05/27 (a)	250,000	247,525
4.88%, 02/10/28 (a)	200,000	202,670
1.60%, 08/12/28 (a)	150,000	139,194
4.00%, 08/05/29 (a)	50,000	49,277
2.45%, 11/15/29 (a)	250,000	230,637
5.13%, 02/10/30 (a)	200,000	205,008
3.90%, 03/25/30 (a)	200,000	195,034
International Business Machines Corp.
3.30%, 01/27/27	100,000	99,015
2.20%, 02/09/27 (a)	100,000	97,430
1.70%, 05/15/27 (a)	150,000	144,347
4.15%, 07/27/27 (a)	200,000	200,786
4.50%, 02/06/28 (a)	200,000	202,190
3.50%, 05/15/29	500,000	490,150
4.80%, 02/10/30 (a)	200,000	204,928
1.95%, 05/15/30 (a)	100,000	90,360
Intuit, Inc.
5.13%, 09/15/28 (a)	225,000	232,632
1.65%, 07/15/30 (a)	60,000	53,421
Jabil, Inc.
4.25%, 05/15/27 (a)	100,000	99,977
3.95%, 01/12/28 (a)	75,000	74,393
3.60%, 01/15/30 (a)	100,000	96,104
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	48,887
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,705
5.35%, 07/30/30 (a)	100,000	103,956
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,223
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	97,346
2.70%, 10/15/28 (a)	50,000	47,576
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	149,990
1.90%, 06/15/30 (a)	90,000	81,347
Leidos, Inc.
4.38%, 05/15/30 (a)	100,000	99,521
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	150,000	143,690
5.75%, 02/15/29 (a)	75,000	78,302
4.75%, 07/15/30 (a)	70,000	70,686
Mastercard, Inc.
3.30%, 03/26/27 (a)	250,000	247,785
4.10%, 01/15/28 (a)	100,000	100,739
4.88%, 03/09/28 (a)	125,000	128,096
2.95%, 06/01/29 (a)	200,000	193,414
3.35%, 03/26/30 (a)	200,000	194,596
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	152,197
5.05%, 03/15/29 (a)	100,000	102,016
5.05%, 02/15/30 (a)	150,000	153,121
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Micron Technology, Inc.
5.38%, 04/15/28 (a)	100,000	103,089
5.33%, 02/06/29 (a)	100,000	102,817
6.75%, 11/01/29 (a)	200,000	217,172
4.66%, 02/15/30 (a)	100,000	100,623
Microsoft Corp.
3.40%, 09/15/26 (a)	200,000	199,168
3.30%, 02/06/27 (a)	500,000	496,405
3.40%, 06/15/27 (a)	75,000	74,782
Moody's Corp.
3.25%, 01/15/28 (a)	150,000	147,617
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,617
4.60%, 05/23/29 (a)	100,000	101,100
4.85%, 08/15/30 (a)	80,000	81,533
NetApp, Inc.
2.38%, 06/22/27 (a)	100,000	96,814
2.70%, 06/22/30 (a)	80,000	73,789
Nokia OYJ
4.38%, 06/12/27	100,000	99,414
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	99,236
1.55%, 06/15/28 (a)	250,000	235,572
2.85%, 04/01/30 (a)	150,000	143,466
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	98,321
4.40%, 06/01/27 (a)	50,000	50,151
4.30%, 08/19/28 (a)	70,000	70,151
4.30%, 06/18/29 (a)	200,000	199,792
3.40%, 05/01/30 (a)	100,000	95,759
Oracle Corp.
2.80%, 04/01/27 (a)	200,000	195,812
3.25%, 11/15/27 (a)	400,000	392,296
2.30%, 03/25/28 (a)	350,000	334,463
4.50%, 05/06/28 (a)	100,000	100,891
4.80%, 08/03/28 (a)	150,000	152,847
4.20%, 09/27/29 (a)	200,000	199,534
6.15%, 11/09/29 (a)	150,000	160,396
2.95%, 04/01/30 (a)	400,000	376,692
4.65%, 05/06/30 (a)	200,000	202,786
Paychex, Inc.
5.10%, 04/15/30 (a)	200,000	205,886
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	99,922
4.45%, 03/06/28 (a)	100,000	101,159
2.85%, 10/01/29 (a)	200,000	190,720
2.30%, 06/01/30 (a)	120,000	110,234
Qorvo, Inc.
4.38%, 10/15/29 (a)	100,000	98,060
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	250,000	247,545
1.30%, 05/20/28 (a)	150,000	140,282
2.15%, 05/20/30 (a)	150,000	137,705
RELX Capital, Inc.
4.00%, 03/18/29 (a)	100,000	99,686
4.75%, 03/27/30 (a)	150,000	153,262
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	149,138
1.40%, 09/15/27 (a)	100,000	94,758
4.20%, 09/15/28 (a)	100,000	100,170
4.25%, 09/15/28 (a)	70,000	70,279
2.95%, 09/15/29 (a)	100,000	95,412
4.50%, 10/15/29 (a)	75,000	75,660
2.00%, 06/30/30 (a)	70,000	62,866
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
4.75%, 08/01/28 (a)	100,000	102,013
2.70%, 03/01/29 (a)	150,000	143,511
4.25%, 05/01/29 (a)	150,000	151,009
2.50%, 12/01/29 (a)	150,000	140,697
1.25%, 08/15/30 (a)	70,000	60,936
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	149,535
1.50%, 07/15/28 (a)	200,000	187,496
Synopsys, Inc.
4.55%, 04/01/27	100,000	100,612
4.65%, 04/01/28 (a)	100,000	101,350
4.85%, 04/01/30 (a)	275,000	280,698
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	94,846
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	60,000	54,890
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	150,000	145,823
2.90%, 11/03/27 (a)	100,000	98,012
4.60%, 02/15/28 (a)	100,000	101,699
4.60%, 02/08/29 (a)	100,000	102,226
2.25%, 09/04/29 (a)	100,000	93,604
1.75%, 05/04/30 (a)	75,000	67,661
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,467
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	340,788
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,257
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	75,020
4.50%, 08/15/30 (a)	100,000	100,416
Visa, Inc.
1.90%, 04/15/27 (a)	200,000	193,902
2.75%, 09/15/27 (a)	150,000	146,855
2.05%, 04/15/30 (a)	150,000	137,804
VMware LLC
4.65%, 05/15/27 (a)	100,000	100,633
3.90%, 08/21/27 (a)	200,000	198,994
1.80%, 08/15/28 (a)	100,000	93,549
4.70%, 05/15/30 (a)	100,000	101,251
Western Digital Corp.
2.85%, 02/01/29 (a)	75,000	70,619
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	198,108
3.70%, 04/01/29 (a)	100,000	98,489
Xilinx, Inc.
2.38%, 06/01/30 (a)	90,000	83,336
		34,761,382
Transportation 0.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	92,123	91,164
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	74,928	73,227
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	57,194	55,791
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	91,050	87,701
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	118,250	114,697
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	200,000	194,362
4.00%, 06/01/28 (a)	100,000	99,930
2.05%, 03/05/30 (a)	100,000	91,125
4.80%, 03/30/30 (a)	100,000	102,463
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	100,141
CSX Corp.
3.25%, 06/01/27 (a)	250,000	246,700
3.80%, 03/01/28 (a)	150,000	149,269
2.40%, 02/15/30 (a)	75,000	69,775
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	70,103	67,051
Delta Air Lines, Inc.
4.95%, 07/10/28 (a)	130,000	131,582
3.75%, 10/28/29 (a)	150,000	145,536
5.25%, 07/10/30 (a)	130,000	132,721
FedEx Corp.
3.40%, 02/15/28 (a)(c)	100,000	98,440
3.10%, 08/05/29 (a)(c)	50,000	47,816
4.25%, 05/15/30 (a)(c)	100,000	99,048
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	104,905
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	100,000	102,405
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,896
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	100,000	99,588
2.55%, 11/01/29 (a)	75,000	70,621
5.05%, 08/01/30 (a)	80,000	82,941
Ryder System, Inc.
1.75%, 09/01/26 (a)	100,000	97,504
2.85%, 03/01/27 (a)	200,000	196,064
5.25%, 06/01/28 (a)	100,000	102,770
5.38%, 03/15/29 (a)	100,000	103,447
4.95%, 09/01/29 (a)	100,000	102,294
4.90%, 12/01/29 (a)	100,000	102,090
4.85%, 06/15/30 (a)	40,000	40,796
Southwest Airlines Co.
5.13%, 06/15/27 (a)	350,000	354,102
Union Pacific Corp.
2.15%, 02/05/27 (a)	100,000	97,495
3.00%, 04/15/27 (a)	100,000	98,397
3.95%, 09/10/28 (a)	100,000	99,957
6.63%, 02/01/29	100,000	107,966
3.70%, 03/01/29 (a)	125,000	123,556
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	70,823	70,145
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	43,340	41,728
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	68,029	64,958
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	184,389	188,438
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	150,000	147,484
3.40%, 03/15/29 (a)	100,000	98,211
2.50%, 09/01/29 (a)	100,000	94,277
		5,090,574
		188,356,110

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 1.7%
Electric 1.5%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,284
5.45%, 05/15/29 (a)	150,000	155,803
2.10%, 07/01/30 (a)	70,000	63,109
AES Corp.
5.45%, 06/01/28 (a)	150,000	153,670
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	149,515
Ameren Corp.
1.95%, 03/15/27 (a)	75,000	72,513
1.75%, 03/15/28 (a)	75,000	70,778
5.00%, 01/15/29 (a)	100,000	102,324
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	99,704
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	98,024
4.30%, 12/01/28 (a)	100,000	100,534
5.20%, 01/15/29 (a)	150,000	154,749
7.05%, 12/15/54 (a)(b)	100,000	104,450
3.88%, 02/15/62 (a)(b)	100,000	97,044
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,015
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	98,350
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	98,275
3.70%, 07/15/30 (a)	140,000	137,087
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	98,513
5.95%, 03/15/28 (a)	75,000	78,020
2.50%, 06/15/30 (a)	50,000	45,915
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	103,279
4.80%, 03/15/30 (a)	100,000	102,428
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	100,000	103,693
7.00%, 02/15/55 (a)(b)	50,000	52,563
6.70%, 05/15/55 (a)(b)	100,000	102,476
CMS Energy Corp.
3.45%, 08/15/27 (a)	50,000	49,337
4.75%, 06/01/50 (a)(b)	60,000	58,133
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	150,000	148,938
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	100,000	98,816
4.95%, 01/15/30 (a)	100,000	102,713
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	99,621
4.00%, 12/01/28 (a)	75,000	75,147
3.35%, 04/01/30 (a)	100,000	96,944
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	125,000	129,546
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,143
4.90%, 02/15/29 (a)	75,000	76,945
4.60%, 05/30/29 (a)	100,000	101,748
4.70%, 01/15/30 (a)	100,000	102,152
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(c)	50,000	50,191
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	100,000	100,224
3.38%, 04/01/30 (a)	150,000	144,002
5.00%, 06/15/30 (a)	110,000	113,021
6.88%, 02/01/55 (a)(b)	250,000	261,830
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	94,918
2.25%, 03/01/30 (a)	100,000	92,280
DTE Energy Co.
2.85%, 10/01/26 (a)	125,000	123,201
4.88%, 06/01/28 (a)	150,000	152,685
5.10%, 03/01/29 (a)	200,000	205,142
3.40%, 06/15/29 (a)	100,000	96,776
5.20%, 04/01/30 (a)	150,000	154,693
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	100,000	100,039
2.45%, 08/15/29 (a)	100,000	94,063
4.85%, 03/15/30 (a)	100,000	102,867
Duke Energy Corp.
2.65%, 09/01/26 (a)	200,000	197,118
4.85%, 01/05/27	100,000	100,949
5.00%, 12/08/27 (a)	150,000	152,872
4.30%, 03/15/28 (a)	150,000	150,774
4.85%, 01/05/29 (a)	125,000	127,546
3.40%, 06/15/29 (a)	100,000	97,126
2.45%, 06/01/30 (a)	100,000	91,983
3.25%, 01/15/82 (a)(b)	100,000	96,647
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	197,982
2.50%, 12/01/29 (a)	100,000	93,892
1.75%, 06/15/30 (a)	60,000	53,624
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,870
2.13%, 06/01/30 (a)	50,000	45,505
Duke Energy Progress LLC
4.35%, 03/06/27	100,000	100,642
3.45%, 03/15/29 (a)	75,000	73,499
Edison International
5.75%, 06/15/27 (a)	150,000	152,787
4.13%, 03/15/28 (a)	100,000	98,438
5.25%, 11/15/28 (a)	100,000	101,052
6.95%, 11/15/29 (a)	75,000	79,637
6.25%, 03/15/30 (a)	100,000	104,084
Enel Americas SA
4.00%, 10/25/26 (a)	150,000	149,137
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	151,894
Entergy Corp.
2.95%, 09/01/26 (a)	100,000	98,617
1.90%, 06/15/28 (a)	100,000	94,176
2.80%, 06/15/30 (a)	70,000	65,195
7.13%, 12/01/54 (a)(b)	150,000	156,292
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	98,257
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	45,799
Evergy, Inc.
2.90%, 09/15/29 (a)	100,000	94,732
6.65%, 06/01/55 (a)(b)	70,000	71,100
Eversource Energy
4.60%, 07/01/27 (a)	100,000	100,648
3.30%, 01/15/28 (a)	150,000	147,094
5.45%, 03/01/28 (a)	225,000	231,403
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 02/01/29 (a)	125,000	131,186
1.65%, 08/15/30 (a)	70,000	61,455
Exelon Corp.
2.75%, 03/15/27 (a)	150,000	146,905
5.15%, 03/15/28 (a)	100,000	102,344
5.15%, 03/15/29 (a)	100,000	102,933
4.05%, 04/15/30 (a)	150,000	148,408
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	200,000	198,666
2.65%, 03/01/30 (a)	100,000	92,853
Florida Power & Light Co.
5.05%, 04/01/28 (a)	150,000	154,074
4.40%, 05/15/28 (a)	100,000	101,164
5.15%, 06/15/29 (a)	100,000	103,844
Fortis, Inc.
3.06%, 10/04/26 (a)	200,000	197,032
Georgia Power Co.
3.25%, 03/30/27 (a)	50,000	49,426
4.65%, 05/16/28 (a)	100,000	101,583
2.65%, 09/15/29 (a)	100,000	94,652
4.55%, 03/15/30 (a)	100,000	101,646
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,560
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	99,988
3.60%, 04/01/29 (a)	100,000	98,207
2.30%, 06/01/30 (a)	50,000	45,627
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	97,834
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	147,199
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	100,000	98,662
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,412
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27 (a)	250,000	254,287
4.12%, 09/16/27 (a)	100,000	100,241
3.40%, 02/07/28 (a)	125,000	123,193
4.80%, 03/15/28 (a)	100,000	101,947
4.15%, 08/25/28 (a)	90,000	90,354
5.05%, 09/15/28 (a)	75,000	77,074
4.85%, 02/07/29 (a)	125,000	128,025
3.70%, 03/15/29 (a)	75,000	74,017
2.40%, 03/15/30 (a)	100,000	92,906
7.13%, 09/15/53 (a)(b)	100,000	105,295
Nevada Power Co.
3.70%, 05/01/29 (a)	200,000	196,992
6.25%, 05/15/55 (a)(b)	50,000	50,267
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	145,428
3.55%, 05/01/27 (a)	250,000	247,570
4.63%, 07/15/27 (a)	250,000	252,277
4.69%, 09/01/27	270,000	272,589
4.90%, 02/28/28 (a)	200,000	203,558
1.90%, 06/15/28 (a)	225,000	212,278
4.90%, 03/15/29 (a)	200,000	204,426
3.50%, 04/01/29 (a)	75,000	73,381
2.75%, 11/01/29 (a)	125,000	118,061
5.00%, 02/28/30 (a)	150,000	154,606
5.05%, 03/15/30 (a)	100,000	102,966
2.25%, 06/01/30 (a)	230,000	209,608
6.70%, 09/01/54 (a)(b)	100,000	103,161
6.38%, 08/15/55 (a)(b)	200,000	206,768
4.80%, 12/01/77 (a)(b)	100,000	96,545
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 05/01/79 (a)(b)	75,000	75,004
3.80%, 03/15/82 (a)(b)	100,000	96,780
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	147,964
4.85%, 03/01/30 (a)	100,000	102,516
3.95%, 04/01/30 (a)	75,000	74,391
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	77,974
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	100,000	95,900
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27 (c)	100,000	100,725
3.70%, 11/15/28 (a)	100,000	99,037
5.75%, 03/15/29 (a)	75,000	78,587
4.65%, 11/01/29 (a)	75,000	76,370
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	100,000	101,595
2.10%, 08/01/27 (a)	150,000	143,799
3.30%, 12/01/27 (a)	150,000	146,525
5.00%, 06/04/28 (a)	50,000	50,764
3.00%, 06/15/28 (a)	100,000	96,344
3.75%, 07/01/28	100,000	98,097
4.65%, 08/01/28 (a)	100,000	100,234
6.10%, 01/15/29 (a)	150,000	156,759
5.55%, 05/15/29 (a)	125,000	128,638
4.55%, 07/01/30 (a)	400,000	396,324
PacifiCorp
5.10%, 02/15/29 (a)	75,000	76,868
Pinnacle West Capital Corp.
5.15%, 05/15/30 (a)	100,000	102,935
Public Service Co. of New Hampshire
4.40%, 07/01/28	40,000	40,426
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	100,000	98,156
3.70%, 05/01/28 (a)	75,000	74,591
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,604
5.88%, 10/15/28 (a)	100,000	104,829
5.20%, 04/01/29 (a)	100,000	103,211
4.90%, 03/15/30 (a)	100,000	102,242
1.60%, 08/15/30 (a)	60,000	52,399
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	94,934
4.10%, 06/15/30 (a)	70,000	68,254
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,687
Southern California Edison Co.
4.40%, 09/06/26	100,000	100,129
4.70%, 06/01/27 (a)	150,000	150,807
3.65%, 03/01/28 (a)	200,000	196,978
5.30%, 03/01/28 (a)	125,000	127,821
5.65%, 10/01/28 (a)	100,000	103,596
4.20%, 03/01/29 (a)	75,000	74,384
2.85%, 08/01/29 (a)	100,000	94,188
5.25%, 03/15/30 (a)	100,000	102,433
2.25%, 06/01/30 (a)	60,000	53,995
Southern Co.
5.11%, 08/01/27 (g)	100,000	101,983
4.85%, 06/15/28 (a)	100,000	101,967
5.50%, 03/15/29 (a)	150,000	156,447
3.70%, 04/30/30 (a)	150,000	146,264
3.75%, 09/15/51 (a)(b)	200,000	197,520
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	100,000	99,882
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	104,185
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	76,769
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	30,000	26,105
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	73,617
2.95%, 03/15/30 (a)	100,000	95,239
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	100,000	99,245
3.75%, 05/15/27 (a)	150,000	149,269
3.80%, 04/01/28 (a)	100,000	99,703
WEC Energy Group, Inc.
5.60%, 09/12/26 (a)	42,000	42,551
5.15%, 10/01/27 (a)	50,000	50,965
1.38%, 10/15/27 (a)	150,000	142,059
4.75%, 01/15/28 (a)	100,000	101,566
2.20%, 12/15/28 (a)	75,000	70,541
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	148,341
1.75%, 03/15/27 (a)	100,000	96,453
4.00%, 06/15/28 (a)	100,000	99,828
2.60%, 12/01/29 (a)	75,000	70,007
3.40%, 06/01/30 (a)	70,000	67,076
		23,152,457
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	73,824
2.63%, 09/15/29 (a)	100,000	94,506
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,488
NiSource, Inc.
3.49%, 05/15/27 (a)	100,000	98,968
5.25%, 03/30/28 (a)	150,000	154,099
5.20%, 07/01/29 (a)	100,000	103,215
2.95%, 09/01/29 (a)	100,000	95,464
3.60%, 05/01/30 (a)	100,000	97,018
6.95%, 11/30/54 (a)(b)	75,000	78,051
ONE Gas, Inc.
5.10%, 04/01/29 (a)	75,000	77,445
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	75,000	73,256
Sempra
3.25%, 06/15/27 (a)	100,000	98,295
3.40%, 02/01/28 (a)	150,000	147,079
3.70%, 04/01/29 (a)	75,000	73,576
4.13%, 04/01/52 (a)(b)	200,000	195,006
6.88%, 10/01/54 (a)(b)	100,000	101,979
6.63%, 04/01/55 (a)(b)	50,000	50,170
Southern California Gas Co.
2.95%, 04/15/27 (a)	100,000	98,319
2.55%, 02/01/30 (a)	100,000	93,203
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,982
3.70%, 04/01/28 (a)	50,000	49,398
2.20%, 06/15/30 (a)	50,000	45,304
		2,206,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	97,989
3.75%, 09/01/28 (a)	100,000	99,354
2.80%, 05/01/30 (a)	100,000	93,955
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	50,000	50,569
3.57%, 05/01/29 (a)	75,000	73,044
United Utilities PLC
6.88%, 08/15/28	75,000	80,216
		495,127
		25,854,229
Total Corporates (Cost $370,127,410)		375,964,217

TREASURIES 67.9% OF NET ASSETS
U.S. Treasury Bonds
6.50%, 11/15/26	999,800	1,035,535
6.63%, 02/15/27	699,800	730,717
6.38%, 08/15/27	999,800	1,051,879
6.13%, 11/15/27	1,100,000	1,159,512
5.50%, 08/15/28	800,000	843,750
5.25%, 11/15/28	1,300,000	1,364,289
5.25%, 02/15/29	700,000	739,074
6.13%, 08/15/29	500,000	545,547
6.25%, 05/15/30	1,000,000	1,110,000
U.S. Treasury Notes
4.63%, 09/15/26	6,350,000	6,400,354
0.88%, 09/30/26	1,300,000	1,259,730
1.63%, 09/30/26	2,600,000	2,539,977
3.50%, 09/30/26	9,550,000	9,516,239
4.63%, 10/15/26	6,350,000	6,405,687
1.13%, 10/31/26	7,450,000	7,223,444
1.63%, 10/31/26	3,200,000	3,121,438
4.13%, 10/31/26	9,500,000	9,531,543
2.00%, 11/15/26	6,700,000	6,560,242
4.63%, 11/15/26	6,500,000	6,561,826
1.25%, 11/30/26	7,800,000	7,562,191
1.63%, 11/30/26	2,900,000	2,825,064
4.25%, 11/30/26	9,025,000	9,074,003
4.38%, 12/15/26	6,850,000	6,900,840
1.25%, 12/31/26	7,500,000	7,258,008
1.75%, 12/31/26	3,100,000	3,020,502
4.25%, 12/31/26	8,900,000	8,954,408
4.00%, 01/15/27	6,800,000	6,822,047
1.50%, 01/31/27	10,400,000	10,081,500
4.13%, 01/31/27	9,150,000	9,196,286
2.25%, 02/15/27	6,100,000	5,974,188
4.13%, 02/15/27	7,550,000	7,590,699
1.13%, 02/28/27	1,650,000	1,588,641
1.88%, 02/28/27	7,140,000	6,949,925
4.13%, 02/28/27	9,300,000	9,354,129
4.25%, 03/15/27	7,425,000	7,484,458
0.63%, 03/31/27	3,100,000	2,956,080
2.50%, 03/31/27	6,800,000	6,676,617
3.88%, 03/31/27	9,500,000	9,525,791
4.50%, 04/15/27	8,350,000	8,454,701
0.50%, 04/30/27	4,100,000	3,892,758
2.75%, 04/30/27	6,400,000	6,305,375
3.75%, 04/30/27	9,500,000	9,510,947
2.38%, 05/15/27	7,200,000	7,048,266
4.50%, 05/15/27	7,800,000	7,904,965
0.50%, 05/31/27	4,299,800	4,073,053
2.63%, 05/31/27	6,500,000	6,386,631
3.88%, 05/31/27	10,100,000	10,134,916
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 06/15/27	8,000,000	8,132,188
0.50%, 06/30/27	5,049,800	4,771,962
3.25%, 06/30/27	6,650,000	6,604,151
3.75%, 06/30/27	10,300,000	10,318,508
4.38%, 07/15/27	8,100,000	8,205,680
0.38%, 07/31/27	5,899,800	5,548,808
2.75%, 07/31/27	6,500,000	6,393,867
3.88%, 07/31/27	9,750,000	9,791,514
2.25%, 08/15/27	5,750,000	5,601,309
3.75%, 08/15/27	8,200,000	8,218,098
0.50%, 08/31/27	4,900,000	4,608,584
3.13%, 08/31/27	5,900,000	5,844,688
3.63%, 08/31/27	7,800,000	7,801,676
3.38%, 09/15/27	8,000,000	7,964,062
0.38%, 09/30/27	6,350,000	5,942,955
4.13%, 09/30/27	5,700,000	5,758,336
3.88%, 10/15/27	7,700,000	7,740,605
0.50%, 10/31/27	6,300,000	5,896,898
4.13%, 10/31/27	5,500,000	5,558,008
2.25%, 11/15/27	6,000,000	5,828,906
4.13%, 11/15/27	7,000,000	7,075,742
0.63%, 11/30/27	6,700,000	6,275,492
3.88%, 11/30/27	2,450,000	2,463,973
4.00%, 12/15/27	7,020,000	7,082,522
0.63%, 12/31/27	7,100,000	6,632,676
3.88%, 12/31/27	5,225,000	5,257,452
4.25%, 01/15/28	7,350,000	7,457,092
0.75%, 01/31/28	7,000,000	6,543,906
3.50%, 01/31/28	5,700,000	5,687,754
2.75%, 02/15/28	7,150,000	7,010,072
4.25%, 02/15/28	7,250,000	7,360,449
1.13%, 02/29/28	7,600,000	7,157,656
4.00%, 02/29/28	5,250,000	5,301,064
3.88%, 03/15/28	7,500,000	7,554,492
1.25%, 03/31/28	6,850,000	6,459,336
3.63%, 03/31/28	4,950,000	4,955,607
3.75%, 04/15/28	6,750,000	6,776,367
1.25%, 04/30/28	8,150,000	7,672,461
3.50%, 04/30/28	5,300,000	5,287,992
2.88%, 05/15/28	8,100,000	7,951,922
3.75%, 05/15/28	7,650,000	7,682,572
1.25%, 05/31/28	8,100,000	7,609,254
3.63%, 05/31/28	5,175,000	5,180,054
3.88%, 06/15/28	7,300,000	7,357,316
1.25%, 06/30/28	7,500,000	7,033,887
4.00%, 06/30/28	6,200,000	6,270,234
3.88%, 07/15/28	7,700,000	7,760,457
1.00%, 07/31/28	8,025,000	7,456,667
4.13%, 07/31/28	5,700,000	5,784,387
2.88%, 08/15/28	8,350,000	8,185,936
3.63%, 08/15/28	4,750,000	4,756,494
1.13%, 08/31/28	8,080,000	7,519,134
4.38%, 08/31/28	5,975,000	6,107,804
1.25%, 09/30/28	8,100,000	7,552,617
4.63%, 09/30/28	6,900,000	7,106,730
1.38%, 10/31/28	7,600,000	7,100,656
4.88%, 10/31/28	6,750,000	7,006,025
3.13%, 11/15/28	8,000,000	7,887,188
1.50%, 11/30/28	7,600,000	7,116,688
4.38%, 11/30/28	7,200,000	7,370,156
1.38%, 12/31/28	7,350,000	6,843,826
3.75%, 12/31/28	7,700,000	7,736,094
1.75%, 01/31/29	6,900,000	6,493,008
4.00%, 01/31/29	8,200,000	8,304,102
2.63%, 02/15/29	7,900,000	7,651,582
1.88%, 02/28/29	6,500,000	6,133,867
4.25%, 02/28/29	8,600,000	8,781,406
2.38%, 03/31/29	6,150,000	5,898,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/31/29	8,700,000	8,849,191
2.88%, 04/30/29	5,900,000	5,751,578
4.63%, 04/30/29	9,250,000	9,567,607
2.38%, 05/15/29	6,800,000	6,510,734
2.75%, 05/31/29	5,900,000	5,722,078
4.50%, 05/31/29	9,200,000	9,479,594
3.25%, 06/30/29	5,500,000	5,426,953
4.25%, 06/30/29	9,300,000	9,505,254
2.63%, 07/31/29	5,500,000	5,300,840
4.00%, 07/31/29	9,400,000	9,525,945
1.63%, 08/15/29	6,100,000	5,664,184
3.13%, 08/31/29	5,200,000	5,103,516
3.63%, 08/31/29	9,575,000	9,572,756
3.50%, 09/30/29	9,600,000	9,550,500
3.88%, 09/30/29	4,800,000	4,843,500
4.00%, 10/31/29	5,050,000	5,119,635
4.13%, 10/31/29	9,400,000	9,572,211
1.75%, 11/15/29	4,650,000	4,317,053
3.88%, 11/30/29	4,500,000	4,539,023
4.13%, 11/30/29	9,575,000	9,752,287
3.88%, 12/31/29	4,900,000	4,943,449
4.38%, 12/31/29	9,475,000	9,745,556
3.50%, 01/31/30	4,800,000	4,768,313
4.25%, 01/31/30	9,275,000	9,495,281
1.50%, 02/15/30	7,800,000	7,117,805
4.00%, 02/28/30	13,850,000	14,046,930
3.63%, 03/31/30	4,550,000	4,540,580
4.00%, 03/31/30	9,400,000	9,530,352
3.50%, 04/30/30	4,750,000	4,713,818
3.88%, 04/30/30	9,455,000	9,536,623
0.63%, 05/15/30	10,700,000	9,301,895
3.75%, 05/31/30	4,500,000	4,512,656
4.00%, 05/31/30	9,300,000	9,430,781
3.75%, 06/30/30	4,700,000	4,713,035
3.88%, 06/30/30	9,275,000	9,352,896
3.88%, 07/31/30	9,575,000	9,654,293
4.00%, 07/31/30	4,600,000	4,661,633
0.63%, 08/15/30	13,700,000	11,807,688
3.63%, 08/31/30	9,200,000	9,173,227
4.13%, 08/31/30	5,200,000	5,298,516
Total Treasuries (Cost $1,010,861,172)		1,023,408,743

GOVERNMENT RELATED 6.0% OF NET ASSETS

Agency 2.3%
Foreign 1.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	250,000	253,080
4.25%, 03/01/28	250,000	253,467
4.00%, 05/28/28	200,000	201,822
4.13%, 01/18/29	200,000	202,716
3.75%, 09/05/29	250,000	250,243
4.50%, 01/24/30	200,000	206,014
		1,367,342
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	641,803
3.75%, 09/07/27	250,000	250,255
3.88%, 02/14/28	500,000	502,735
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/13/29	300,000	304,599
4.00%, 06/20/30	250,000	252,883
		1,952,275
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26 (h)	350,000	339,528
4.38%, 03/01/27 (h)	500,000	504,640
3.00%, 05/20/27 (h)	650,000	642,395
4.00%, 06/28/27 (h)	390,000	392,223
3.50%, 08/27/27 (h)	300,000	299,016
3.75%, 02/15/28 (h)	500,000	501,655
2.88%, 04/03/28 (h)	250,000	245,518
3.88%, 05/15/28 (h)	450,000	453,055
3.88%, 06/15/28 (h)	1,000,000	1,007,030
4.00%, 03/15/29 (h)	1,000,000	1,011,920
1.75%, 09/14/29 (h)	100,000	92,935
4.63%, 03/18/30 (h)	400,000	415,468
3.75%, 07/15/30 (h)	650,000	650,897
Landwirtschaftliche Rentenbank
2.50%, 11/15/27 (h)	200,000	195,048
4.63%, 04/17/29 (h)	100,000	103,202
4.13%, 05/28/30 (h)	300,000	305,412
		7,159,942
Japan 0.2%
Japan Bank for International Cooperation
2.25%, 11/04/26	300,000	294,108
2.88%, 06/01/27	400,000	393,360
2.88%, 07/21/27	250,000	245,550
2.75%, 11/16/27	250,000	244,358
4.63%, 07/19/28	250,000	255,762
3.25%, 07/20/28	200,000	197,138
3.50%, 10/31/28	200,000	198,260
2.13%, 02/16/29	200,000	189,010
2.00%, 10/17/29	200,000	185,908
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	195,690
2.75%, 04/27/27	200,000	196,090
4.00%, 05/23/28	250,000	250,917
4.75%, 05/21/29	200,000	205,732
		3,051,883
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	100,000	98,651
3.63%, 09/10/28 (a)	250,000	247,885
3.13%, 04/06/30 (a)	250,000	239,853
		586,389
Republic of Korea 0.2%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	192,544
1.63%, 01/18/27	250,000	242,382
2.38%, 04/21/27	200,000	195,156
5.00%, 01/11/28	200,000	204,846
4.63%, 01/14/28	200,000	203,180
4.50%, 01/11/29	200,000	203,164
4.88%, 01/14/30	200,000	207,054
Korea Development Bank
1.38%, 04/25/27	600,000	575,826
4.63%, 02/03/28	200,000	203,070
4.38%, 02/15/28	200,000	202,036
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/15/29	200,000	203,330
4.88%, 02/03/30	200,000	207,222
		2,839,810
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500,000	487,835
3.75%, 05/08/28	250,000	250,353
4.13%, 06/14/28	200,000	202,158
4.25%, 02/01/29	200,000	203,228
		1,143,574
		18,101,215
U.S. 1.1%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	2,000,000	1,992,880
4.13%, 03/20/29	500,000	507,070
4.75%, 04/30/29	500,000	517,830
Federal Home Loan Banks
4.63%, 11/17/26	1,000,000	1,010,100
1.25%, 12/21/26	3,000,000	2,904,990
4.75%, 04/09/27	2,000,000	2,032,500
4.00%, 06/30/28	2,000,000	2,021,460
3.25%, 11/16/28	1,000,000	990,180
4.13%, 06/14/30	1,000,000	1,017,380
Federal National Mortgage Association
0.75%, 10/08/27	3,000,000	2,825,610
7.25%, 05/15/30	1,000,000	1,152,390
		16,972,390
		35,073,605

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Hydro-Quebec
8.50%, 12/01/29	500,000	588,010
Province of Alberta
3.30%, 03/15/28	150,000	148,394
4.50%, 06/26/29	250,000	256,210
1.30%, 07/22/30	200,000	177,570
Province of British Columbia
4.70%, 01/24/28	500,000	511,160
4.80%, 11/15/28	300,000	309,501
4.90%, 04/24/29	400,000	415,252
Province of Manitoba
1.50%, 10/25/28	100,000	93,303
Province of Ontario
3.10%, 05/19/27	400,000	395,380
1.05%, 05/21/27	350,000	334,061
4.20%, 01/18/29	250,000	253,642
3.70%, 09/17/29	300,000	299,139
2.00%, 10/02/29	100,000	93,317
4.70%, 01/15/30	400,000	414,064
Province of Quebec
4.50%, 04/03/29	600,000	614,838
7.50%, 09/15/29	100,000	113,649
1.35%, 05/28/30	200,000	178,532
Province of Saskatchewan
3.25%, 06/08/27	225,000	222,680
4.65%, 01/28/30	100,000	103,324
		5,522,026
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.1%
Commonwealth of Massachusetts
RB Series 2022 A
3.77%, 07/15/29	50,000	49,680
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	122,290
Oregon School Boards Association
Series B
5.55%, 06/30/28	91,100	92,995
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	108,010
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	96,140
Series A
2.15%, 07/01/30	150,000	136,938
State of California
2.50%, 10/01/29	100,000	95,048
GO Bonds Series 2019
2.38%, 10/01/26	40,000	39,346
GO Bonds Series 2021A
1.70%, 02/01/28	125,000	119,085
GO Bonds Series 2024
5.13%, 09/01/29	150,000	157,269
GO Bonds Series A
3.05%, 04/01/29	50,000	48,764
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	82,784	84,708
State of Wisconsin
3.15%, 05/01/27	100,000	98,948
State Public School Building Authority
RB Series A
5.00%, 09/15/27	20,000	20,368
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	150,000	153,530
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	98,288
RB Series 2020 BG
1.32%, 05/15/27 (a)	150,000	143,941
		1,665,348
		7,187,374

Sovereign 0.7%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	600,000	602,118
4.63%, 04/30/29	400,000	413,164
4.00%, 03/18/30	500,000	506,315
		1,521,597
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	400,000	392,728
3.24%, 02/06/28 (a)	200,000	195,978
4.85%, 01/22/29 (a)	200,000	204,398
		793,104
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,468
3.50%, 01/11/28	200,000	197,644
4.55%, 01/11/28 (a)	200,000	202,060
4.10%, 04/24/28	200,000	200,322
3.40%, 09/18/29	200,000	194,552
5.25%, 01/15/30 (a)	200,000	208,268
		1,203,314
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	512,565
5.38%, 02/19/30	300,000	308,373
2.75%, 07/03/30	200,000	183,130
		1,004,068
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	238,342
Mexico 0.1%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	299,247
3.75%, 01/11/28	400,000	394,480
4.50%, 04/22/29	400,000	399,052
5.00%, 05/07/29 (a)	200,000	202,684
3.25%, 04/16/30 (a)	200,000	187,294
6.00%, 05/13/30 (a)	200,000	209,446
		1,692,203
Panama 0.0%
Panama Government International Bonds
3.88%, 03/17/28 (a)	200,000	195,960
9.38%, 04/01/29	200,000	226,394
3.16%, 01/23/30 (a)	200,000	184,108
		606,462
Peru 0.0%
Peru Government International Bonds
4.13%, 08/25/27	200,000	200,956
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	194,532
3.75%, 01/14/29	400,000	393,972
9.50%, 02/02/30	300,000	362,376
4.38%, 03/05/30	200,000	201,990
		1,152,870
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	206,748
4.63%, 03/18/29 (a)	200,000	203,188
4.88%, 02/12/30	400,000	411,320
		821,256
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	197,138
2.50%, 06/19/29	200,000	190,690
		387,828
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	301,830
		9,923,830

Supranational* 2.5%
African Development Bank
4.63%, 01/04/27	300,000	303,195
4.38%, 11/03/27	500,000	507,395
4.38%, 03/14/28	400,000	407,140
3.88%, 06/12/28	260,000	261,745
3.50%, 09/18/29	100,000	99,247
4.00%, 03/18/30	300,000	303,444
Arab Energy Fund
1.48%, 10/06/26 (c)	200,000	193,892
Asian Development Bank
1.50%, 01/20/27	750,000	727,050
3.13%, 08/20/27	500,000	494,810
2.50%, 11/02/27	500,000	487,930
4.38%, 01/14/28	700,000	711,774
2.75%, 01/19/28	500,000	490,060
3.75%, 04/25/28	1,000,000	1,003,130
4.50%, 08/25/28	500,000	512,295
4.38%, 03/06/29	500,000	511,875
3.63%, 08/28/29	500,000	499,320
1.75%, 09/19/29	500,000	464,055
1.88%, 01/24/30	200,000	185,280
4.13%, 05/30/30	500,000	508,745
3.75%, 08/28/30	390,000	390,347
Asian Infrastructure Investment Bank
3.75%, 09/14/27	500,000	500,765
4.00%, 01/18/28	350,000	352,951
4.13%, 01/18/29	450,000	456,534
4.50%, 01/16/30	300,000	309,483
Corp. Andina de Fomento
2.25%, 02/08/27	100,000	97,506
6.00%, 04/26/27	100,000	103,073
4.13%, 01/07/28	300,000	301,191
5.00%, 01/24/29	200,000	206,318
5.00%, 01/22/30	300,000	311,304
Council of Europe Development Bank
0.88%, 09/22/26	250,000	242,355
4.13%, 01/24/29	200,000	203,002
4.50%, 01/15/30	200,000	206,270
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	199,940
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	508,945
4.13%, 01/25/29	400,000	406,180
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Investment Bank
1.38%, 03/15/27	750,000	723,930
2.38%, 05/24/27	500,000	489,025
3.25%, 11/15/27	650,000	644,625
3.88%, 03/15/28	1,000,000	1,006,410
3.88%, 06/15/28	500,000	503,505
4.50%, 10/16/28	750,000	769,447
4.00%, 02/15/29	1,000,000	1,011,700
4.75%, 06/15/29	1,000,000	1,038,570
1.63%, 10/09/29	100,000	92,327
3.75%, 11/15/29	750,000	752,280
4.50%, 03/14/30	500,000	516,640
3.63%, 07/15/30	550,000	547,800
Inter-American Development Bank
1.50%, 01/13/27	850,000	824,304
2.38%, 07/07/27	850,000	830,025
1.13%, 07/20/28	200,000	186,372
3.13%, 09/18/28	200,000	197,082
4.13%, 02/15/29	750,000	761,392
2.25%, 06/18/29	350,000	332,556
3.50%, 09/14/29	300,000	298,038
4.50%, 02/15/30	600,000	619,326
3.75%, 06/14/30	260,000	260,302
Inter-American Investment Corp.
3.63%, 02/17/27	100,000	99,662
4.75%, 09/19/28	200,000	205,786
4.25%, 04/01/30	200,000	203,514
International Bank for Reconstruction & Development
1.88%, 10/27/26	500,000	489,010
3.13%, 06/15/27	600,000	594,144
2.50%, 11/22/27	500,000	487,775
0.75%, 11/24/27	1,000,000	938,370
1.38%, 04/20/28	750,000	707,887
3.63%, 05/05/28	500,000	500,180
3.50%, 07/12/28	500,000	498,300
4.63%, 08/01/28	750,000	770,325
1.13%, 09/13/28	750,000	696,383
3.63%, 09/21/29	300,000	299,331
3.88%, 10/16/29	750,000	755,370
1.75%, 10/23/29	250,000	231,550
3.88%, 02/14/30	700,000	704,795
4.13%, 03/20/30	750,000	762,832
0.88%, 05/14/30	400,000	351,384
4.00%, 07/25/30	400,000	404,712
0.75%, 08/26/30	340,000	294,185
International Finance Corp.
0.75%, 10/08/26	100,000	96,691
4.50%, 01/21/28	300,000	305,943
4.50%, 07/13/28	400,000	409,456
4.25%, 07/02/29	300,000	306,189
3.88%, 07/02/30	300,000	302,109
0.75%, 08/27/30	110,000	95,171
Nordic Investment Bank
4.38%, 03/14/28	250,000	254,450
3.75%, 05/09/30	250,000	250,373
		37,890,079
Total Government Related (Cost $89,230,422)		90,074,888
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (i)	8,710,776	8,710,776
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (i)(j)	310,790	310,790
		9,021,566
Total Short-Term Investments (Cost $9,021,566)		9,021,566
Total Investments in Securities (Cost $1,479,240,570)		1,498,469,414

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,904,300 or 0.2% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $300,772.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/25	FACE AMOUNT AT 8/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$39,377	$—	($39,624 )	($1,043 )	$1,768	($478 )	$—	$—	$698
0.90%, 03/11/26	165,492	—	(169,156)	(5,518)	8,986	196	—	—	906
1.15%, 05/13/26	118,170	—	(121,259)	(3,779)	6,901	(33)	—	—	1,082
5.88%, 08/24/26	128,173	—	(126,876)	1,768	(2,949)	(116)	—	—	7,364
3.20%, 03/02/27	48,529	—	—	—	636	217	49,382	50,000	1,604
2.45%, 03/03/27	190,554	—	—	—	2,445	2,447	195,446	200,000	4,915
3.30%, 04/01/27	97,209	—	(49,193)	(628)	1,929	149	49,466	50,000	2,755
3.20%, 01/25/28	86,544	—	—	—	298	1,505	88,347	90,000	2,888
2.00%, 03/20/28	138,339	—	—	—	653	4,079	143,071	150,000	3,008
4.00%, 02/01/29	73,839	—	—	—	623	536	74,998	75,000	3,008
5.64%, 05/19/29	155,263	—	—	—	775	29	156,067	150,000	8,488
3.25%, 05/22/29	71,397	—	—	—	799	799	72,995	75,000	2,445
2.75%, 10/01/29	—	45,859	—	—	1,102	586	47,547	50,000	1,031
6.20%, 11/17/29	185,568	—	—	—	1,437	(733)	186,272	175,000	10,873
4.63%, 03/22/30	—	50,682	—	—	480	(46)	51,116	50,000	777
Total	$1,498,454	$96,541	($506,108 )	($9,200 )	$25,883	$9,137	$1,114,707		$51,842
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$375,964,217	$—	$375,964,217
Treasuries[1]	—	1,023,408,743	—	1,023,408,743
Government Related[1]	—	90,074,888	—	90,074,888
Short-Term Investments[1]	9,021,566	—	—	9,021,566
Total	$9,021,566	$1,489,447,848	$—	$1,498,469,414

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $1,089,661)		$1,114,707
Investments in securities, at value - unaffiliated issuers (cost $1,478,150,909) including securities on loan of $300,772		1,497,354,707
Cash		129,773
Receivables:
Investments sold		44,058,768
Interest		13,886,435
Fund shares sold		1,735,633
Dividends		24,448
Income from securities on loan	+	1,403
Total assets		1,558,305,874

Liabilities
Collateral held for securities on loan		310,790
Payables:
Investments bought		48,260,391
Distributions to shareholders		2,070,646
Fund shares redeemed		1,598,699
Investment adviser fees	+	78,313
Total liabilities		52,318,839
Net assets		$1,505,987,035

Net Assets by Source
Capital received from investors		$1,621,986,105
Total distributable loss	+	(115,999,070)
Net assets		$1,505,987,035

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,505,987,035		155,304,540		$9.70

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $1,201)		$60,969,787
Dividends received from securities - unaffiliated issuers		247,520
Interest received from securities - affiliated issuers		60,979
Securities on loan, net	+	51,133
Total investment income		61,329,419

Expenses
Investment adviser fees		885,673
Total expenses	–	885,673
Net investment income		60,443,746

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(9,200)
Net realized losses on sales of securities - unaffiliated issuers	+	(2,056,342)
Net realized losses		(2,065,542)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		25,883
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	9,643,902
Net change in unrealized appreciation (depreciation)		9,669,785
Net realized and unrealized gains		7,604,243
Increase in net assets resulting from operations		$68,047,989
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$60,443,746	$56,642,466
Net realized losses		(2,065,542)	(19,720,555)
Net change in unrealized appreciation (depreciation)	+	9,669,785	57,620,782
Increase in net assets resulting from operations		$68,047,989	$94,542,693

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($60,444,566 )	($56,641,401 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		43,128,811	$414,426,513	48,989,775	$463,449,896
Shares reinvested		3,751,874	36,102,565	3,533,837	33,481,302
Shares redeemed	+	(46,040,034)	(441,804,411)	(58,155,331)	(549,995,346)
Net transactions in fund shares		840,651	$8,724,667	(5,631,719)	($53,064,148 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,463,889	$1,489,658,945	160,095,608	$1,504,821,801
Total increase (decrease)	+	840,651	16,328,090	(5,631,719)	(15,162,856)
End of period		155,304,540	$1,505,987,035	154,463,889	$1,489,658,945
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab Short-Term Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities:  The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond Index Fund may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds and government related securities. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and the Investment Advisory and Administration Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold.  The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities - unaffiliated securities in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds, except the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	4.8%	— %
Schwab MarketTrack Balanced Portfolio	— %	4.0%	0.4%
Schwab MarketTrack Conservative Portfolio	— %	2.1%	0.1%
Schwab MarketTrack Growth Portfolio	— %	3.1%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.3%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.2%	0.2%
Schwab Target 2015 Fund	0.1%	0.2%	0.2%
Schwab Target 2020 Fund	0.7%	1.3%	1.4%
Schwab Target 2025 Fund	0.9%	1.8%	1.9%
Schwab Target 2030 Fund	0.8%	2.9%	3.1%
Schwab Target 2035 Fund	0.1%	1.3%	1.3%
Schwab Target 2040 Fund	— %	1.7%	1.8%
Schwab Target 2045 Fund	— %	0.3%	0.3%
Schwab Target 2050 Fund	— %	0.2%	0.2%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2025, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$910,776,207	$—	$910,776,207
Schwab U.S. Aggregate Bond Index Fund	2,139,255,401	326,015,100	2,465,270,501
Schwab Short-Term Bond Index Fund	549,658,901	164,991,741	714,650,642
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$782,361,310	$—	$782,361,310
Schwab U.S. Aggregate Bond Index Fund	1,946,483,597	296,333,545	2,242,817,142
Schwab Short-Term Bond Index Fund	549,725,159	169,694,301	719,419,460
*
Includes securities guaranteed by U.S. Government Agencies.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

 7. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,858,867,718	$27,644,318	($187,153,946 )	($159,509,628 )
Schwab U.S. Aggregate Bond Index Fund	5,638,683,892	43,615,708	(326,950,029)	(283,334,321)
Schwab Short-Term Bond Index Fund	1,480,308,546	20,622,712	(2,461,844)	18,160,868
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Treasury Inflation Protected Securities Index Fund	$47,041,044	($159,509,628 )	($213,560,799 )	($326,029,383 )
Schwab U.S. Aggregate Bond Index Fund	3,097,205	(283,334,321)	(396,765,011)	(677,002,127)
Schwab Short-Term Bond Index Fund	2,082,001	18,160,868	(134,171,293)	(113,928,424)
The components of distributable earnings on a tax basis may not match the Total distributable loss line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and sales on TIPS.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$213,560,799
Schwab U.S. Aggregate Bond Index Fund	396,765,011
Schwab Short-Term Bond Index Fund	134,171,293
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Treasury Inflation Protected Securities Index Fund	$88,811,994	$93,949,390
Schwab U.S. Aggregate Bond Index Fund	214,213,453	171,474,159
Schwab Short-Term Bond Index Fund	60,444,566	56,641,401
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 22, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term Bond Index Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar mutual funds tracking fixed income indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
(ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

MFR13655-28
00317404

Annual Holdings and Financial Statements | August 31, 2025
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
1

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$11.05	$10.82	$10.93	$12.22	$12.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.37	0.32	0.22	0.21
Net realized and unrealized gains (losses)	(0.38)	0.23	(0.11)	(1.24)	0.16
Total from investment operations	0.01	0.60	0.21	(1.02)	0.37
Less distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.32)	(0.22)	(0.21)
Distributions from net realized gains	—	—	—	(0.05)	(0.07)
Total distributions	(0.38)	(0.37)	(0.32)	(0.27)	(0.28)
Net asset value at end of period	$10.68	$11.05	$10.82	$10.93	$12.22
Total return	0.14%	5.64%	1.93%	(8.48%)	3.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%	0.38%	0.38%	0.48%[2,3]	0.49%
Total expenses	0.41%	0.41%	0.41%	0.53%[3]	0.55%
Net investment income (loss)	3.56%	3.39%	2.92%	1.88%	1.72%
Portfolio turnover rate	49%[4]	127%[5]	101%[5]	87%[5]	53%[5]
Net assets, end of period (x 1,000)	$540,656	$591,612	$545,929	$542,993	$801,234

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
[5]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate.  In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 50%, 50%, 42%, and 28%, respectively (see financial note 2b for additional information).

See financial notes
2
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
ALABAMA 3.3%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	545,028
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,107,022
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,117,897
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,126,564
Black Belt Energy Gas District
RB Series 2024B	5.00%	10/01/55 (a)(b)	2,500,000	2,663,790
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	2,022,895
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,505,607
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (b)	2,000,000	2,148,340
Southeast Alabama Gas Supply District
Refunding RB Series 2024B	5.00%	06/01/49 (a)(b)	1,500,000	1,597,356
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (a)(b)	2,000,000	1,992,632
RB Series 2022A-1	5.50%	01/01/53 (a)(b)	2,000,000	2,143,697
				17,970,828
ARIZONA 0.5%
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,633,492
ARKANSAS 0.2%
Beaver Water District of Benton & Washington Counties
RB Series 2025	5.00%	04/15/35 (b)(c)	500,000	544,921
RB Series 2025	4.50%	04/15/42 (b)(c)	500,000	491,548
				1,036,469
CALIFORNIA 7.7%
Antelope Valley Community College District
GO Bonds Series 2025D	4.66%	08/01/45 (b)(d)	1,000,000	382,872
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,155,624
RB Series 2024C	5.00%	08/01/55 (a)(b)	1,000,000	1,063,006
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	2,000,000	2,014,867
Waste Management, Inc. RB Series 2020	4.13%	10/01/45 (b)(d)	1,250,000	1,250,000
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,153,981
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
3

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California State University
Refunding RB Series 2025A	4.63%	11/01/56 (b)	1,500,000	1,452,993
California Statewide Communities Development Authority
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,044,338
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,321,381
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,043,085
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/33	1,600,000	1,791,084
Pasadena Public Financing Authority
Refunding RB Series 2024	4.48%	06/01/44 (b)(d)	1,000,000	400,320
Refunding RB Series 2024	4.63%	06/01/47 (b)(d)	825,000	278,802
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (b)	500,000	442,821
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	2,505,000	2,686,525
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,741,710
San Diego Unified School District
GO Bonds Series 2010C	6.22%	07/01/31 (d)	1,250,000	1,060,394
GO Bonds Series 2010C	6.32%	07/01/32 (d)	1,500,000	1,222,202
GO Bonds Series 2010C	6.41%	07/01/33 (d)	1,000,000	781,762
GO Bonds Series 2010C	6.46%	07/01/35 (d)	1,300,000	922,770
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,475,424
RB Series 2019E	5.00%	05/01/40 (b)	425,000	427,254
Refunding RB Series 2022A	5.00%	05/01/30	800,000	869,912
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,851,722
State of California
Refunding GO Bonds Series 2024	4.00%	08/01/36 (b)	1,000,000	1,033,985
University of California
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	3,250,000	3,552,497
				41,421,331
COLORADO 1.9%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2025	5.50%	12/01/25 (e)	1,000,000	1,007,613
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,955,537
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,179,690
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,089,006
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	3.96%	08/01/31 (b)(d)	380,000	302,116
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(e)	610,000	573,041
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,423,412
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,646,412
				10,176,827
See financial notes
4
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CONNECTICUT 1.1%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	2,500,000	2,806,466
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	2,000,000	2,011,986
State of Connecticut Special Tax Revenue
RB Series 2024A-2	5.00%	07/01/38 (b)	1,000,000	1,091,089
				5,909,541
FLORIDA 5.9%
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,733,836
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,475,073
City of Jacksonville
Baptist Health System Obligated Group Refunding RB Series 2017	5.00%	08/15/34 (b)	910,000	931,527
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	4.41%	09/01/34 (b)(d)	1,005,000	695,215
State of Florida Cigarette Tax Revenue RB Series 2020A	3.71%	09/01/36 (b)(d)	800,000	492,827
State of Florida Cigarette Tax Revenue RB Series 2020A	3.78%	09/01/37 (b)(d)	855,000	494,266
State of Florida Cigarette Tax Revenue RB Series 2020A	3.85%	09/01/38 (b)(d)	1,000,000	540,622
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,160,339
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,005,414
Florida Higher Educational Facilities Financing Authority
Florida Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	710,146
Florida Insurance Assistance Interlocal Agency, Inc.
Florida Insurance Guaranty Association, Inc. RB Series 2023A-1	5.00%	09/01/25 (b)	2,750,000	2,750,000
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,097,836
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,008,420
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,008,443
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	2,897,809
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2014	5.00%	11/15/25 (b)	250,000	250,294
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/39 (b)	850,000	901,996
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	525,140
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	966,892
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/30	960,000	1,028,195
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)	2,000,000	2,237,306
Tampa Bay Water
RB Series 2022	5.25%	10/01/47 (b)	1,500,000	1,545,468
Refunding RB Series 2025	5.00%	10/01/30	2,000,000	2,244,672
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
5

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village Community Development District No. 15
Special Assessment Series 2023	4.38%	05/01/33 (b)	390,000	398,501
Special Assessment Series 2023	4.85%	05/01/38 (b)	495,000	499,209
Special Assessment Series 2023	5.25%	05/01/54 (b)	490,000	475,423
Special Assessment Series 2024	3.75%	05/01/29	250,000	251,610
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	246,925
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	231,735
				31,805,139
GEORGIA 3.2%
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.75%	04/01/53 (b)	500,000	522,622
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	558,216
Georgia Housing & Finance Authority
RB Series 2025C	5.05%	12/01/45 (b)	2,500,000	2,508,732
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	1,515,000	1,520,307
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,143,302
RB Series 2023D	5.00%	05/01/54 (a)(b)	1,250,000	1,329,499
RB Series 2024B	5.00%	12/01/54 (b)	2,000,000	2,147,563
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,126,106
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,676,607
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	785,843
				17,318,797
GUAM 0.4%
Guam Government Waterworks Authority
RB Series 2025A	5.00%	07/01/38 (b)	655,000	682,996
RB Series 2025A	5.25%	07/01/39 (b)	500,000	526,875
Guam Waterworks Authority Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	519,593
Guam Waterworks Authority Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	511,491
				2,240,955
HAWAII 0.3%
State of Hawaii Airports System Revenue
RB Series 2020A	4.00%	07/01/35 (b)	1,500,000	1,489,450
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	516,144
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(e)	500,000	526,272
				1,042,416
See financial notes
6
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 7.7%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	781,406
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,030,053
RB Series 2018A	5.00%	01/01/28	1,000,000	1,052,643
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,076,184
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,823,352
Chicago O’Hare International Airport
Refunding RB Series 2016A	5.00%	01/01/33 (b)	400,000	401,492
Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,006,726
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	635,197
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,828,597
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,495,198
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,033,791
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,531,927
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,592,636
City of Chicago Wastewater Transmission Revenue
Refunding RB Series 2024A	5.00%	01/01/40 (b)	1,000,000	1,049,940
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	926,273
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	978,526
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,352,093
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/26	700,000	705,992
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	409,428
Illinois State Toll Highway Authority
RB Series 2015A	5.00%	01/01/37 (b)	2,100,000	2,100,817
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	809,351
Kankakee River Metropolitan Agency
Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,326,411
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	5.00%	06/15/53 (b)	2,000,000	1,902,331
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	338,330
RB Series 2021	5.00%	10/01/30	325,000	350,393
Refunding RB Series 2020B	5.00%	04/01/29	400,000	425,595
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,049,522
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,623,821
GO Bonds Series 2021A	4.00%	03/01/40 (b)	2,000,000	1,808,713
GO Bonds Series 2023B	4.50%	05/01/48 (b)	500,000	440,912
GO Bonds Series 2024B	4.25%	05/01/46 (b)	1,000,000	866,824
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,548,915
Refunding GO Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,564,453
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	806,648
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,256,433
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
7

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village of Bellwood
Refunding GO Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,903,804
				41,834,727
INDIANA 0.3%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	600,000	604,702
Indiana Finance Authority
Republic Services, Inc. RB Series 2012	3.95%	12/01/37 (a)(b)	1,000,000	1,000,000
				1,604,702
IOWA 0.9%
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,086,158
KANSAS 0.5%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,705,752
KENTUCKY 1.3%
Kentucky Public Energy Authority
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,731,730
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,331,387
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,299,516
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(e)	750,000	590,903
				6,953,536
LOUISIANA 1.2%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,730,000	1,887,375
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,045,937
Louisiana Public Facilities Authority
Loyola University New Orleans RB Series 2023A	5.00%	10/01/38 (b)	1,000,000	1,006,339
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	518,699
				6,458,350
MAINE 0.1%
City of Portland General Airport Revenue
Refunding RB Series 2019	5.00%	01/01/34 (b)	620,000	658,873
MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	823,243
See financial notes
8
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Maryland
GO Bonds Series 2018A	3.13%	03/15/33 (b)	2,000,000	2,000,448
				2,823,691
MASSACHUSETTS 3.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.00%	07/01/37 (b)	1,500,000	1,671,714
RB Series 2025B	5.00%	07/01/40 (b)	1,500,000	1,614,750
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,786,852
Beth Israel Lahey Health Obligated Group Refunding RB Series 2015F	5.00%	08/15/28 (b)	950,000	950,826
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,847,947
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/26	865,000	877,503
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,523,626
UMass Memorial Health Care Obligated Group Refunding RB Series 2016	5.00%	07/01/36 (b)	1,815,000	1,828,119
Massachusetts Housing Finance Agency
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	650,000	656,621
				16,757,958
MICHIGAN 2.2%
Detroit Downtown Development Authority
Detroit Downtown Development Authority Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,335,000	1,350,581
Great Lakes Water Authority Water Supply System Revenue
RB Series 2022B	5.25%	07/01/47 (b)	2,000,000	2,063,368
RB Series 2025D	5.25%	07/01/44 (b)	1,300,000	1,358,459
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	450,942
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	452,393
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/34 (c)	500,000	557,766
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/41 (b)(c)	510,000	528,823
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	797,163
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	789,078
Michigan State Building Authority
Refunding RB Series 2025I	5.00%	04/15/42 (b)	2,000,000	2,092,083
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)	1,500,000	1,588,759
				12,029,415
MINNESOTA 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,109,616
Minnesota Health & Education Facilities Authority
University of St Thomas/Minneapolis RB Series 2024A	5.00%	10/01/42 (b)	1,000,000	1,017,991
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(e)	1,665,000	1,787,033
				3,914,640
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.3%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/25	1,000,000	1,001,739
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	604,693
				1,606,432
MISSOURI 1.9%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	2,400,000	2,450,672
Health & Educational Facilities Authority of the State of Missouri
Kansas City University RB Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,024,697
Kansas City University RB Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,072,984
Lutheran Senior Services Obligated Group RB Series 2021	4.00%	02/01/42 (b)	910,000	765,273
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	1,837,522
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/44 (b)	680,000	670,248
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,955,000	1,875,512
Missouri Housing Development Commission
RB Series 2018A	4.25%	05/01/49 (b)	695,000	702,287
				10,399,195
MONTANA 0.5%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	1,995,000	2,156,972
Refunding RB Series 2018A	4.00%	06/01/49 (b)	350,000	351,535
				2,508,507
NEBRASKA 0.5%
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,509,070
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,123,272
				2,632,342
NEVADA 0.6%
Carson City
Carson Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/25	600,000	600,000
Carson Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	626,728
Clark County School District
GO Bonds Series 2018A	4.00%	06/15/36 (b)	1,800,000	1,799,981
				3,026,709
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)	1,500,000	1,608,334
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,035,402
				2,643,736
See financial notes
10
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 5.6%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	5,000,000	5,553,846
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	2,500,000	2,828,148
New Jersey Transportation Trust Fund Authority
RB Series 2014BB-1	5.00%	06/15/33 (b)	3,500,000	3,690,564
RB Series 2019BB	5.00%	06/15/44 (b)	1,000,000	1,003,655
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,446,110
RB Series 2023BB	5.25%	06/15/50 (b)	2,000,000	2,041,138
RB Series 2024CC	5.00%	06/15/31	1,000,000	1,117,639
RB Series 2024CC	5.00%	06/15/38 (b)	1,000,000	1,066,345
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	2,857,594
Refunding RB Series 2023AA	4.25%	06/15/44 (b)	1,000,000	909,725
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,500,000	2,732,622
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,562,540
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,750,000	1,670,655
Township of Gloucester
GO Bonds Series 2025	2.00%	05/15/27	1,035,000	1,019,027
				30,499,608
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	535,000	538,720
NEW YORK 12.8%
City of New York
GO Bonds Series 2013D4	3.90%	08/01/40 (b)(e)(f)	650,000	650,000
GO Bonds Series 2016A5	3.95%	08/01/44 (b)(e)(f)	3,330,000	3,330,000
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	1,942,124
GO Bonds Series 2022A-4	3.90%	09/01/49 (b)(e)(f)	160,000	160,000
GO Bonds Series 2025A-1	5.00%	08/01/42 (b)	1,250,000	1,307,827
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (b)	3,000,000	3,009,969
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	756,026
Metropolitan Transportation Authority
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	2,991,920
RB Series 2020C-1	4.75%	11/15/45 (b)	1,200,000	1,150,331
Nassau County Local Economic Assistance Corp.
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/26 (b)	250,000	250,307
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,606,358
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,107,968
New York City Transitional Finance Authority
Future Tax Secured Revenue RB Series 2025A	5.00%	05/01/40 (b)	1,500,000	1,598,583
Future Tax Secured Revenue RB Series 2025H	5.00%	11/01/44 (b)	500,000	514,196
Future Tax Secured Revenue Refunding RB Series 2025F-1	5.00%	11/01/30	500,000	558,626
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2018S-3A	5.00%	07/15/35 (b)	2,000,000	2,089,933
Refunding RB Series 2018S-3A	5.00%	07/15/36 (b)	1,450,000	1,507,068
Refunding RB Series 2025S-2	5.00%	07/15/28 (c)	2,600,000	2,776,343
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2016E-4	3.95%	02/01/45 (b)(e)(f)	450,000	450,000
RB Series 2019A-2	5.00%	05/01/39 (b)	5,000,000	5,147,381
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)	1,250,000	1,376,726
Montefiore Obligated Group RB Series 2024	5.25%	11/01/41 (b)	375,000	386,977
Northwell Health Obligated Group Refunding RB Series 2024A	4.00%	05/01/39 (b)	1,000,000	943,148
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/46 (b)	5,000,000	5,043,359
Rochester Institute of Technology RB Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,053,840
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29	1,250,000	1,363,769
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30	1,500,000	1,665,817
State University of New York Dormitory Facilities Revenue Refunding RB Series 2025B	4.00%	07/01/37 (b)	1,205,000	1,199,959
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	367,539
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	519,379
White Plains Hospital Obligated Group RB Series 2024	5.25%	10/01/49 (b)	750,000	728,022
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,755,688
Refunding RB Series 2024P	5.00%	01/01/38 (b)	500,000	547,585
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,031,605
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	1,250,000	1,191,369
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	1,924,959
JFK NTO LLC RB Series 2025	5.50%	06/30/39 (b)	1,000,000	1,050,107
JFK NTO LLC RB Series 2025	6.00%	06/30/40 (b)	500,000	539,429
JFK NTO LLC RB Series 2025	6.00%	06/30/41 (b)	500,000	535,150
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	2,977,267
RB Series 2022-236	5.00%	01/15/37 (b)	1,000,000	1,052,229
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,042,021
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	2,001,388
Refunding RB Series 2025250	5.00%	10/15/40 (b)	2,000,000	2,148,073
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.00%	11/15/37 (b)	500,000	552,659
Refunding RB Series 2025A-2	5.00%	11/15/37 (b)	675,000	746,090
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,741,722
				69,390,836
NORTH CAROLINA 2.4%
County of Brunswick
GO Bonds Series 2018	3.20%	08/01/34 (b)	2,230,000	2,194,749
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,034,208
See financial notes
12
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Capital Facilities Finance Agency
Meredith College Refunding RB Series 2018	5.00%	06/01/26	1,735,000	1,745,286
Meredith College Refunding RB Series 2018	5.00%	06/01/30 (b)	1,000,000	1,003,720
Meredith College Refunding RB Series 2018	5.00%	06/01/31 (b)	1,305,000	1,307,973
Meredith College Refunding RB Series 2018	5.00%	06/01/32 (b)	1,255,000	1,256,188
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,279,007
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.13%	10/01/54 (b)	1,000,000	952,753
				12,773,884
OHIO 2.0%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	1,945,000	2,025,660
Refunding RB Series 2020A-2	5.00%	06/01/35 (b)	3,055,000	3,157,675
City of Cleveland Airport System Revenue
Refunding RB Series 2019B	5.00%	01/01/26	1,045,000	1,052,949
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	2,500,000	2,405,860
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	2,005,233
				10,647,377
OKLAHOMA 0.0%
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,029
OREGON 1.7%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/49 (b)	750,000	720,367
City of Seaside Transient Lodging Tax Revenue
RB Series 2018	5.00%	12/15/37 (b)	1,875,000	1,932,434
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	3.44%	06/15/34 (b)(d)(e)	300,000	207,323
GO Bonds Series 2019A	3.49%	06/15/35 (b)(d)(e)	265,000	173,080
GO Bonds Series 2019A	3.54%	06/15/36 (b)(d)(e)	420,000	258,452
GO Bonds Series 2019A	3.59%	06/15/37 (b)(d)(e)	500,000	289,190
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,100,261
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	2,000,000	1,861,384
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(e)	340,000	354,280
GO Bonds Series 2017	5.00%	06/15/30 (b)(e)	300,000	311,674
GO Bonds Series 2017	5.00%	06/15/32 (b)(e)	350,000	361,002
GO Bonds Series 2017	5.00%	06/15/33 (b)(e)	520,000	534,832
GO Bonds Series 2017	5.00%	06/15/34 (b)(e)	350,000	358,958
GO Bonds Series 2017	5.00%	06/15/35 (b)(e)	410,000	419,418
GO Bonds Series 2023B	5.08%	06/15/53 (b)(d)(e)	1,600,000	352,527
				9,235,182
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 4.8%
City of Philadelphia
Refunding GO Bonds Series 2025C	5.00%	08/01/30	1,250,000	1,391,198
Lancaster County Hospital Authority
Penn State Health Obligated Group RB Series 2021	5.00%	11/01/46 (b)	1,000,000	984,588
Northampton County General Purpose Authority
St. Luke’s Hospital Obligated Group RB Series 2024B	3.90%	08/15/54 (b)(e)(f)	1,000,000	1,000,000
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (a)(b)	2,000,000	2,142,560
Waste Management, Inc. RB Series 2017A	3.88%	08/01/37 (a)(b)	1,250,000	1,250,390
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group RB Series 2024D-3	3.95%	11/01/61 (b)(e)(f)	5,530,000	5,530,000
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	5.25%	11/01/40 (b)	1,000,000	1,063,081
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	2,000,000	1,782,936
Pennsylvania Housing Finance Agency
Refunding RB Series 2025150A	4.90%	10/01/40 (b)(c)	2,000,000	2,011,180
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	696,905
Refunding RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,009,920
Refunding RB Series 2022B	5.25%	12/01/52 (b)	750,000	765,884
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,161,365
Pocono Mountains Industrial Park Authority
St. Luke’s Hospital Obligated Group RB Series 2015A	5.00%	08/15/40 (b)	2,000,000	2,000,172
Redevelopment Authority of the City of Philadelphia
RB Series 2023B	5.00%	09/01/43 (b)	3,000,000	3,073,812
				25,863,991
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (b)	3,321,000	3,046,214
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,077,296
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	786,257
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/39 (b)	600,000	622,186
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/44 (b)	565,000	555,430
				4,041,169
SOUTH CAROLINA 1.8%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	431,964
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	576,771
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,018,990
RB Series 2025A	5.00%	12/01/36 (b)	250,000	273,579
RB Series 2025A	5.00%	12/01/40 (b)	375,000	394,224
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,735,379
See financial notes
14
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	986,689
Refunding RB Series 2025B	5.00%	12/01/28	500,000	539,769
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)	1,605,000	1,594,379
				9,551,744
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Sanford Obligated Group Refunding RB Series 2015	5.00%	11/01/26 (b)	1,000,000	1,003,989
TENNESSEE 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/48 (b)	1,500,000	1,510,593
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
Refunding RB Series 2025	5.00%	07/01/41 (b)	500,000	530,978
Refunding RB Series 2025	5.00%	07/01/42 (b)	300,000	315,730
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,512,909
RB Series 2022B	5.50%	07/01/52 (b)	1,250,000	1,277,153
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,067,120
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	465,000	508,747
				6,723,230
TEXAS 12.2%
Central Texas Regional Mobility Authority
RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,101,861
City of Allen
Refunding GO Bonds Series 2024	5.00%	08/15/37 (b)	1,000,000	1,083,526
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,098,457
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	500,000	545,497
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	4,000,000	4,034,092
City of Dallas
Special Tax Series 2023	6.00%	08/15/53 (a)(b)	5,000,000	5,008,753
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,319,616
City of Houston Airport System Revenue
RB Series 2025A	5.00%	07/01/28	750,000	793,552
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	427,700
RB Series 2025	5.00%	02/15/41 (b)	250,000	263,591
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	1,875,614
Refunding GO Bonds Series 2019	3.00%	08/01/35 (b)	1,445,000	1,320,162
City of San Antonio Electric & Gas Systems Revenue
RB Series 2024A	5.25%	02/01/49 (b)	500,000	514,677
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	385,603
GO Bonds Series 2023	4.25%	08/01/43 (b)	500,000	472,829
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/27 (e)	1,000,000	1,035,196
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/29 (e)	575,000	618,121
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/32 (e)	2,875,000	3,164,409
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(e)	1,700,000	1,901,767
GO Bonds Series 2024	4.25%	02/15/54 (b)(e)	1,500,000	1,325,263
Greater Texoma Utility Authority
City of Sherman Water & Sewer System Revenue RB Series 2023A	4.38%	10/01/53 (b)	2,000,000	1,772,640
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(e)	1,000,000	851,245
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,144,535
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,576,267
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (e)	1,250,000	1,383,542
Refunding GO Bonds Series 2025	5.00%	02/15/31 (e)	2,000,000	2,242,096
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2020A	3.95%	05/01/46 (a)(b)	1,500,000	1,500,000
Waste Management, Inc. Refunding RB Series 2020B	3.78%	07/01/40 (a)(b)(d)	1,750,000	1,750,000
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(e)	500,000	534,015
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/42 (b)(e)	600,000	616,462
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(e)	680,000	684,494
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(e)	500,000	499,445
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(e)	1,865,000	1,905,065
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(e)	1,000,000	863,906
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/27	750,000	789,294
Refunding RB Series 2025	5.00%	09/01/28	1,000,000	1,076,849
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(e)	2,465,000	2,488,891
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (e)	2,500,000	2,809,426
Prosper Independent School District
GO Bonds Series 2019B	4.00%	02/15/50 (a)(b)(e)	2,500,000	2,531,913
GO Bonds Series 2025	4.75%	02/15/55 (b)(e)	1,500,000	1,465,093
Rockwall Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)	2,000,000	1,718,310
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	1,000,000	991,736
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	455,000	460,617
RB Series 2019A	4.75%	01/01/49 (b)	680,000	690,545
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,336,493
See financial notes
16
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	875,248
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	1,835,000	1,849,481
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	570,000	575,419
				66,273,313
UTAH 0.5%
Downtown Revitalization Public Infrastructure District
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.00%	06/01/40 (b)	500,000	532,283
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.25%	06/01/43 (b)	500,000	526,610
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.00%	06/01/40 (b)	500,000	532,283
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.25%	06/01/43 (b)	500,000	526,610
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	361,648
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,720
				2,905,154
VERMONT 0.1%
Vermont Housing Finance Agency
RB Series 2017D	4.00%	05/01/48 (b)	50,000	50,036
RB Series 2018C	4.75%	11/01/48 (b)	401,000	404,387
				454,423
VIRGINIA 0.9%
Albemarle County Economic Development Authority
Sentara Healthcare Obligated Group Refunding RB Series 2018B	3.90%	10/01/48 (b)(e)(f)	970,000	970,000
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	2,500,000	2,162,785
Lynchburg Economic Development Authority
Centra Health Obligated Group Refunding RB Series 2021	4.00%	01/01/40 (b)	580,000	542,106
Virginia Small Business Financing Authority
Carilion Clinic Obligated Group RB Series 2008A	3.90%	07/01/42 (b)(e)(f)	990,000	990,000
				4,664,891
WASHINGTON 2.7%
Central Puget Sound Regional Transit Authority
Central Puget Sound Regional Transit Authority Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,406,933
Grant County School District No. 161 Moses Lake
GO Bonds Series 2018	5.00%	12/01/34 (b)(e)	1,000,000	1,043,463
GO Bonds Series 2018	5.00%	12/01/35 (b)(e)	1,250,000	1,299,198
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(e)	1,000,000	949,547
King County School District No. 406 Tukwila
GO Bonds Series 2018	5.00%	12/01/37 (b)(e)	2,830,000	2,919,304
Port of Seattle
RB Series 2025B	5.00%	10/01/28	1,000,000	1,065,826
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/38 (b)	300,000	317,537
RB Series 2024	5.50%	12/01/39 (b)	500,000	525,167
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,423
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2017B	5.00%	07/01/32 (b)	1,845,000	1,887,588
Washington State Housing Finance Commission
Provident Group-SH I Properties LLC RB Series 2024	5.00%	07/01/54 (b)	1,500,000	1,408,642
				14,603,628
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,062,202
West Virginia United Health System Obligated Group RB Series 2023A	4.25%	06/01/47 (b)	2,000,000	1,772,608
				2,834,810
WISCONSIN 2.0%
Public Finance Authority
Waste Management, Inc. Refunding RB Series 2017A-2	3.85%	10/01/25	6,000,000	6,000,096
Wisconsin Center District
RB Series 2020D	3.12%	12/15/34 (b)(d)	820,000	575,833
RB Series 2020D	3.20%	12/15/35 (b)(d)	2,900,000	1,930,264
Wisconsin Health & Educational Facilities Authority
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,051,390
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,077,675
				10,635,258
Total Municipal Securities (Cost $546,670,012)				542,406,418
Total Investments in Securities (Cost $546,670,012)				542,406,418

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Refunded bond.

GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note
See financial notes
18
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$542,406,418	$—	$542,406,418
Total	$—	$542,406,418	$—	$542,406,418

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
19

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $546,670,012)		$542,406,418
Cash		7,224
Receivables:
Interest		5,866,679
Fund shares sold		365,244
Prepaid expenses	+	23,022
Total assets		548,668,587

Liabilities
Payables:
Investments bought - delayed-delivery		6,894,376
Distributions to shareholders		669,488
Fund shares redeemed		194,445
Investment adviser fees		93,627
Shareholder service fees		67,665
Independent trustees’ fees		31
Accrued expenses	+	93,430
Total liabilities		8,013,062
Net assets		$540,655,525

Net Assets by Source
Capital received from investors		$586,062,451
Total distributable loss	+	(45,406,926)
Net assets		$540,655,525

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$540,655,525		50,610,507		$10.68

See financial notes
20
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$22,212,079

Expenses
Investment adviser and administrator fees		1,243,014
Shareholder service fees		818,176
Portfolio accounting fees		93,768
Registration fees		56,855
Professional fees		38,325
Shareholder reports		21,717
Independent trustees’ fees		10,951
Transfer agent fees		1,493
Custodian fees		537
Other expenses	+	8,778
Total expenses		2,293,614
Expense reduction	–	145,039
Net expenses	–	2,148,575
Net investment income		20,063,504

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(6,981,582)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(12,565,919)
Net realized and unrealized losses		(19,547,501)
Increase in net assets resulting from operations		$516,003
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
21

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$20,063,504	$19,634,679
Net realized losses		(6,981,582)	(6,565,404)
Net change in unrealized appreciation (depreciation)	+	(12,565,919)	16,811,496
Increase in net assets resulting from operations		$516,003	$29,880,771

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,045,944 )	($19,607,926 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,771,931	$214,308,683	25,033,618	$273,928,894
Shares reinvested		994,641	10,774,942	946,594	10,313,538
Shares redeemed	+	(23,708,478)	(256,509,852)	(22,865,362)	(248,832,858)
Net transactions in fund shares		(2,941,906)	($31,426,227 )	3,114,850	$35,409,574

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,552,413	$591,611,693	50,437,563	$545,929,274
Total increase (decrease)	+	(2,941,906)	(50,956,168)	3,114,850	45,682,419
End of period		50,610,507	$540,655,525	53,552,413	$591,611,693
See financial notes
22
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$11.17	$10.91	$11.01	$12.24	$12.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.34	0.28	0.21	0.20
Net realized and unrealized gains (losses)	(0.34)	0.26	(0.10)	(1.17)	0.07
Total from investment operations	0.02	0.60	0.18	(0.96)	0.27
Less distributions:
Distributions from net investment income	(0.35)	(0.34)	(0.28)	(0.21)	(0.20)
Distributions from net realized gains	—	—	—	(0.06)	(0.09)
Total distributions	(0.35)	(0.34)	(0.28)	(0.27)	(0.29)
Net asset value at end of period	$10.84	$11.17	$10.91	$11.01	$12.24
Total return	0.21%	5.55%	1.65%	(7.97%)	2.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%	0.38%	0.38%	0.48%[2,3]	0.49%
Total expenses	0.41%	0.41%	0.41%	0.56%[3]	0.58%
Net investment income (loss)	3.24%	3.05%	2.55%	1.78%	1.64%
Portfolio turnover rate	35%[4]	81%[5]	65%[5]	67%[5]	43%[5]
Net assets, end of period (x 1,000)	$468,247	$439,249	$399,865	$419,849	$504,491

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
[5]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 41%, 36%, 35%, and 25%, respectively (see financial note 2b for additional information).

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
23

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.7% OF NET ASSETS
CALIFORNIA 98.6%
Alameda Corridor Transportation Authority
RB Series 2024C	4.90%	10/01/49 (a)(b)	1,000,000	297,388
RB Series 2024C	5.03%	10/01/53 (a)(b)	1,000,000	238,607
Refunding RB Series 2022A	5.40%	10/01/50 (a)(c)	3,000,000	1,672,639
Alameda County Fire Department
GO Bonds Series 2025	5.00%	06/01/44 (a)	625,000	663,003
GO Bonds Series 2025	5.00%	06/01/50 (a)	1,225,000	1,270,564
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,042,325
American Canyon Financing Authority
American Canyon Road East Assessment District Refunding Special Assessment Series 2015	5.00%	09/02/25	690,000	690,000
Anaheim Housing & Public Improvements Authority
Electric System Revenue RB Series 2025A	5.00%	10/01/32 (a)(d)	450,000	497,336
Electric System Revenue Refunding RB Series 2025B	5.00%	10/01/32 (a)(d)	500,000	552,595
Antelope Valley Community College District
GO Bonds Series 2025D	4.65%	08/01/44 (a)(b)	850,000	344,958
GO Bonds Series 2025D	4.71%	08/01/46 (a)(b)	1,000,000	362,682
Banning Financing Authority
Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	650,817
Bay Area Toll Authority
Refunding RB Series 2023B	3.15%	04/01/55 (a)(e)(f)	4,145,000	4,145,000
Beverly Hills Unified School District
GO Bonds Series 2009	4.04%	08/01/26 (b)	555,000	544,746
GO Bonds Series 2017	4.06%	08/01/34 (a)(b)	7,705,000	5,391,582
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,343,264
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(g)	5,000,000	5,063,235
RB Series 2023C	5.25%	01/01/54 (a)(g)	3,750,000	3,944,530
RB Series 2023D	5.50%	05/01/54 (a)(g)	6,000,000	6,359,704
RB Series 2023F	5.50%	10/01/54 (a)(g)	4,500,000	4,835,949
RB Series 2023G	5.25%	11/01/54 (a)(g)	2,000,000	2,141,829
RB Series 2024E	5.00%	02/01/55 (a)(g)	2,000,000	2,144,463
RB Series 2025B	5.00%	03/01/56 (a)(g)	3,000,000	3,210,556
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	340,000	317,351
California Educational Facilities Authority
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)(g)	1,000,000	1,137,937
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)(g)	1,250,000	1,451,295
St. Mary’s College of California Refunding RB Series 2023A	5.25%	10/01/44 (a)	665,000	634,403
See financial notes
24
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	2,000,000	1,942,118
University of Southern California RB Series 2025A	5.00%	10/01/35	3,000,000	3,554,278
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	599,819
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	513,067
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/38 (a)	1,165,000	1,237,369
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/41 (a)	1,250,000	1,294,138
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,439,411
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,410,962
El Camino Healthcare Obligated Group Refunding RB Series 2025C	3.35%	02/01/55 (a)(e)(f)	760,000	760,000
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,301,219
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	2,000,000	1,782,071
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/25 (a)(e)	200,000	200,378
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(e)	800,000	801,572
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	758,157
California Housing Finance Agency
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	554,111
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	1,913,887
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,333,759
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	252,664
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	333,387
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/31 (a)	350,000	353,353
California Municipal Finance Authority
Aldersly RB Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,536,752
California Municipal Finance Authority BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,024,533
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	912,889
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	712,809
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	389,567
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (e)	350,000	366,371
Channing House Refunding RB Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,070,508
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	620,558
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,178,645
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	660,823
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	755,626
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	502,811
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (a)	1,600,000	1,611,893
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/42 (a)	2,000,000	2,010,587
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	588,788
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,649,220
Inland Christian Home, Inc. RB Series 2020	4.00%	12/01/39 (a)(e)	500,000	498,015
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(e)	250,000	262,616
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(e)	575,000	600,856
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(e)	250,000	260,288
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(e)	250,000	259,331
Palomar Health Obligated Group COP Series 2022A	5.00%	11/01/27	100,000	104,065
Palomar Health Obligated Group COP Series 2022A	5.00%	11/01/28	115,000	121,528
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Palomar Health Obligated Group COP Series 2022A	5.00%	11/01/29	125,000	133,826
Palomar Health Obligated Group COP Series 2022A	5.00%	11/01/30	100,000	107,707
Palomar Health Obligated Group COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,004,845
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	945,721
Republic Services, Inc. Refunding RB Series 2021A	3.75%	07/01/41 (a)(g)	1,000,000	999,946
Samuel Merritt University RB Series 2022	5.25%	06/01/53 (a)	2,000,000	2,052,098
Scripps College RB Series 2025	5.00%	07/01/30	300,000	329,483
Scripps College RB Series 2025	5.00%	07/01/31	465,000	513,829
Scripps College RB Series 2025	5.00%	07/01/32	500,000	554,773
Scripps College RB Series 2025	5.00%	07/01/50 (a)	750,000	739,141
System Management Group RB Series 2019A	5.00%	04/01/26	650,000	659,488
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,147,205
University of La Verne Refunding RB Series 2017A	5.00%	06/01/28 (a)	1,000,000	1,033,616
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,029,304
Waste Management, Inc. RB Series 2024A	4.16%	11/01/46 (a)(g)	2,000,000	2,000,000
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2017A-1	3.85%	11/01/42 (a)(g)	1,500,000	1,500,121
Republic Services, Inc. RB Series 2019A2	3.85%	11/01/42 (a)(g)	750,000	750,060
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	430,099
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	559,090
Hoag Memorial Hospital Presbyterian Obligated Group RB Series 2022B1	3.40%	07/15/62 (a)(e)(f)	215,000	215,000
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.50%	06/01/54 (a)	3,500,000	3,224,824
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,248,960
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	249,311
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	268,812
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	283,406
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	302,650
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	596,167
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,082,359
Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,134,330
Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,144,569
California State University
RB Series 2015A	5.00%	11/01/37 (a)	2,460,000	2,470,550
Refunding RB Series 2015A	5.00%	11/01/37 (a)	40,000	40,056
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(g)	2,200,000	2,204,652
Refunding RB Series 2025A	5.00%	11/01/28	1,065,000	1,158,999
Refunding RB Series 2025A	5.00%	11/01/43 (a)	2,000,000	2,129,793
California Statewide Communities Development Authority
Adventist Health System/West Obligated Group Refunding RB Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,695,539
California Statewide Communities Development Authority Community Facilities District No. 2021- Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,750,161
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	505,891
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,261,685
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,141,262
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,544,202
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,451,499
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	809,296
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/32 (a)	700,000	705,905
See financial notes
26
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,789,743
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,414,013
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(e)	300,000	321,822
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(e)	235,000	251,397
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(e)	900,000	952,283
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(e)	275,000	277,170
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(e)	425,000	427,178
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,022,975
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(g)	1,000,000	1,074,898
Chaffey Joint Union High School District
GO Bonds Series 2023G	4.30%	08/01/37 (a)(b)	1,000,000	609,923
GO Bonds Series 2023G	4.41%	08/01/38 (a)(b)	500,000	286,477
GO Bonds Series 2023G	4.57%	08/01/41 (a)(b)	1,500,000	714,623
GO Bonds Series 2023G	4.60%	08/01/42 (a)(b)	1,000,000	452,579
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,220,477
Chino Valley Unified School District
GO Bonds Series 2024D	4.27%	08/01/40 (a)(b)	655,000	323,804
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	1,934,419
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,062,067
City of Irvine
City of Irvine Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.82%	09/01/50 (a)(b)	1,170,000	310,872
City of Irvine Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.83%	09/01/51 (a)(b)	750,000	187,868
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,001,720
City of Los Angeles
Revenue Notes Series 2025	5.00%	06/25/26	5,000,000	5,120,865
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	826,620
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,264,892
RB Series 2019F	5.00%	05/15/36 (a)	850,000	873,929
RB Series 2020C	5.00%	05/15/27	1,290,000	1,341,308
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,275,411
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,037,713
Refunding RB Series 2018D	5.00%	05/15/27	1,060,000	1,102,160
Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,477,172
Refunding RB Series 2022C	5.00%	05/15/27	1,000,000	1,039,773
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,129,975
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,533,380
City of Los Angeles Wastewater System Revenue
Refunding RB Series 2025A	5.00%	06/01/31	2,690,000	3,085,644
Refunding RB Series 2025A	5.00%	06/01/34	1,655,000	1,936,454
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,145,918
City of Oakland
Refunding GO Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	621,114
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	294,691
City of Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	601,043
City of Reedley Water System Revenue
Refunding RB Series 2017	5.00%	09/01/25	540,000	540,000
City of San Francisco Public Utilities Commission Water Revenue
Refunding RB Series 2025F	5.00%	11/01/36	1,500,000	1,753,493
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	640,024
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	706,673
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,024,013
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	553,800
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	921,412
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	768,176
Corona-Norco Unified School District
GO Bonds Series 2002D	3.85%	09/01/27 (b)	2,400,000	2,284,756
County of Sacramento Airport System Revenue
RB Series 2025A	5.00%	07/01/31	750,000	816,203
RB Series 2025A	5.00%	07/01/33	1,250,000	1,358,739
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/25	350,000	351,396
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,003,777
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	635,000	620,067
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,251,072
Discovery Bay Public Financing Authority
Discovery Bay Community Services District RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,026,963
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,325,179
El Camino Community College District Foundation
GO Bonds Series 2024E	4.00%	08/01/42 (a)	500,000	475,644
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,124,613
Fresno Joint Powers Financing Authority
RB Series 2025A	5.25%	04/01/50 (a)(d)	1,500,000	1,551,903
Refunding RB Series 2017A	5.00%	04/01/26	850,000	863,546
Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,476,907
Fresno Unified School District
GO Bonds Series 2018A	4.08%	08/01/33 (a)(b)(h)	1,120,000	825,762
GO Bonds Series 2018A	4.18%	08/01/34 (a)(b)(h)	1,900,000	1,334,891
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	442,241
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	737,810
See financial notes
28
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,046,089
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,513,477
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(h)	1,430,000	1,515,022
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	4.25%	05/15/26	810,000	816,606
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	1,971,783
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,252,442
Inglewood Redevelopment Successor Agency
Refunding Tax Allocation Series 2017A	5.00%	05/01/26	500,000	508,337
Inglewood Unified School District
GO Bonds Series 2018B	5.00%	08/01/35 (a)	200,000	203,014
GO Bonds Series 2018B	5.00%	08/01/37 (a)	720,000	728,264
Irvine Ranch Water District
Refunding Special Assessment Series 2011A-2	3.58%	10/01/37 (a)(e)(f)(g)	3,935,000	3,935,000
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,527,910
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	1,006,688
Lake Tahoe Unified School District
GO Bonds Series 2025A	5.00%	08/01/54 (a)	2,455,000	2,520,882
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	4.00%	08/01/26	1,360,000	1,375,859
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	839,169
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	336,128
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,382,428
Los Angeles County Development Authority
Building 402 LP RB Series 2023F	3.38%	01/01/46 (a)(g)	3,250,000	3,252,424
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/38 (a)(d)	2,000,000	2,207,418
RB Series 2025J	5.00%	12/01/42 (a)(d)	600,000	632,388
Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,711,342
Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,133,577
Los Angeles County Sanitation Districts Financing Authority
Los Angeles County Sanitation District No. 14 Refunding RB Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,886,056
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2016B	5.00%	07/01/36 (a)	1,265,000	1,268,199
Los Angeles Department of Water & Power Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	777,098
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,484,118
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	790,098
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	102,558
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
System Revenue Refunding RB Series 2025B	5.00%	07/01/32	3,500,000	3,906,154
System Revenue Refunding RB Series 2025B	5.00%	07/01/34	1,000,000	1,118,237
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,109,066
Refunding RB Series 2025A	5.00%	01/01/30 (a)(d)	2,000,000	2,156,710
Los Angeles Unified School District
COP Series 2023A	5.00%	10/01/25 (h)	685,000	686,405
COP Series 2023A	5.00%	10/01/25	465,000	466,019
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	688,397
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	844,975
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,575,584
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Special Assessment Series 2019	5.00%	09/02/26	740,000	756,839
Madera Irrigation District
Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,210,153
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,017,722
Metropolitan Water District of Southern California
RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	393,682
Refunding RB Series 2024C	5.00%	04/01/39 (a)	1,000,000	1,104,333
Midpeninsula Regional Open Space District Field Employees Corp.
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	690,284
Modesto Irrigation District
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,252,637
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,001,533
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)	1,115,000	1,185,702
GO Bonds Series 2025A	5.25%	08/01/45 (a)	1,300,000	1,376,225
Moulton-Niguel Water District Public Facilities Corp.
COP Series 2021	2.25%	09/01/45 (a)	1,500,000	954,982
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,115,482
GO Bonds Series 2025C	5.00%	08/01/41 (a)	675,000	728,976
Mount San Antonio Community College District
GO Bonds Series 2021E	4.27%	08/01/46 (a)(b)	1,430,000	498,914
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	3.95%	07/01/29 (a)(b)	1,250,000	1,096,407
New Haven Unified School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	2,000,000	1,912,834
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)	3,000,000	3,200,583
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	520,982
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,251,394
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	535,569
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	702,025
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	765,333
Oceanside Unified School District
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,379,812
See financial notes
30
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ojai Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,100,000	1,145,974
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,837,012
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,094,206
Orange County Water District
COP Series 2003A	2.65%	08/01/42 (a)(e)(f)	2,120,000	2,120,000
Oxnard Financing Authority
Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,322,035
Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,304,900
Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	809,418
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,031,561
Pacifica Financing Authority
City of Pacifica Wastewater Revenue RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,075,096
Palmdale Elementary School District
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,552,316
Pasadena Public Financing Authority
Refunding RB Series 2024	4.54%	06/01/45 (a)(b)	1,000,000	377,052
Refunding RB Series 2024	4.65%	06/01/48 (a)(b)	500,000	159,449
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,465,096
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,112,061
Pico Rivera Public Financing Authority
Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	362,145
Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	823,143
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	885,641
Pittsburg Unified School District
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,041,631
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,670,000	1,791,017
Pleasanton Unified School District
GO Bonds Series 2025	5.00%	08/01/26	750,000	769,589
Port of Los Angeles
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,107,819
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	1,950,491
Port of Oakland
RB Series 2021H	5.00%	05/01/26 (h)	5,000	5,085
RB Series 2021H	5.00%	05/01/28 (h)	15,000	16,029
Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,769,576
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,299,126
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,226,270
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,639,883
Redwood City Public Facilities & Infrastructure Authority
RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,227,879
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	390,158
COP Series 2024	5.00%	09/01/31	325,000	364,768
COP Series 2024	5.00%	09/01/32	450,000	508,394
Rib Floater Trust Various States
RB Series 2022-008	3.09%	05/31/26 (a)(e)(i)(j)	3,100,000	3,100,000
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	685,927
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	577,814
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	767,411
Riverside County Infrastructure Financing Authority
RB Series 2015A	5.00%	11/01/25	1,020,000	1,024,426
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	3,749,614
Ross Valley Public Financing Authority
RB Series 2013	5.00%	10/01/27 (a)	200,000	200,380
RB Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,534
San Bernardino Community College District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	3,375,000	3,034,356
San Diego Community College District
GO Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,169,487
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,050,541
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,028,093
RB Series 2023B	5.00%	07/01/33	2,245,000	2,457,863
San Diego Public Facilities Financing Authority
Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	921,256
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,292,305
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/38 (a)	1,120,000	1,248,910
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,000
San Diego Unified School District
GO Bonds Series 2010C	3.55%	07/01/33 (b)	110,000	85,994
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	543,379
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,475,424
RB Series 2019E	5.00%	05/01/40 (a)	425,000	427,255
Refunding RB Series 2018G	5.00%	05/01/27	1,200,000	1,244,833
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,590,200
Refunding RB Series 2022A	5.00%	05/01/30	800,000	869,912
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,846,259
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,474,002
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,482
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,637
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	958,792
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,087,021
See financial notes
32
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,829,821
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,525,418
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,566,955
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,309,874
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,360,370
San Jacinto Unified School District
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,196,602
San Luis Obispo County Community College District
GO Bonds Series 2024D	4.00%	08/01/40 (a)	500,000	495,093
GO Bonds Series 2024D	4.00%	08/01/41 (a)	275,000	268,533
Santa Monica Public Financing Authority
RB Series 2018	5.00%	07/01/35 (a)	575,000	593,369
Santa Monica-Malibu Unified School District
GO Bonds Series 2024C	4.00%	08/01/42 (a)	1,000,000	963,023
Santa Rosa High School District
GO Bonds Series 2025B	5.00%	08/01/42 (a)	500,000	531,001
GO Bonds Series 2025B	5.00%	08/01/43 (a)	500,000	527,643
Sierra View Local Health Care District
Refunding RB Series 2020	4.00%	07/01/26	300,000	302,514
Refunding RB Series 2020	5.00%	07/01/27	630,000	653,297
Refunding RB Series 2020	5.00%	07/01/30	645,000	698,679
South San Francisco Public Facilities Financing Authority
RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,339,218
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	885,226
Southern California Public Power Authority
Los Angeles Department of Water & Power Power System Revenue RB Series 20251	5.25%	07/01/42 (a)	500,000	529,907
Los Angeles Department of Water & Power Power System Revenue RB Series 20251	5.25%	07/01/43 (a)	500,000	527,544
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,606,100
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,067,066
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,520,000	1,422,324
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)(h)	30,000	32,052
GO Bonds Series 2020	4.00%	03/01/36 (a)	1,365,000	1,392,689
GO Bonds Series 2022	5.00%	09/01/39 (a)	1,250,000	1,340,964
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,136,833
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,420,000	1,522,064
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,988,232
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	429,390
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,720,248
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,010
Refunding GO Bonds Series 2015	5.00%	08/01/34 (a)	3,500,000	3,504,486
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,324,157
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016	4.00%	09/01/33 (a)	1,500,000	1,508,989
Refunding GO Bonds Series 2017	3.50%	08/01/27	1,500,000	1,536,767
Refunding GO Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,041,066
Refunding GO Bonds Series 2019	5.00%	10/01/25	5,000,000	5,011,119
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,155,485
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	2,000,000	2,216,954
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	5,000,000	5,705,581
Refunding GO Bonds Series 2025	5.00%	03/01/38 (a)	1,000,000	1,113,503
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	525,085
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	628,382
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	545,059
Tender Option Bond Trust Receipts/Certificates
RB Series 2025XX-1369	3.80%	04/13/33 (a)(e)(i)(j)	315,000	315,000
Truckee-Donner Public Utility District Water System Revenue
RB Series 2022A	5.00%	11/15/52 (a)	1,500,000	1,538,385
Refunding RB Series 2015	4.00%	11/15/25	460,000	461,499
Twin Rivers Unified School District
GO Bonds Series 2025B	4.50%	08/01/49 (a)	2,000,000	1,923,699
University of California
RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,005,746
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,203,960
RB Series 2025CB	5.00%	05/15/37 (a)	1,500,000	1,678,768
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	652,852
Refunding RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,048,980
Refunding RB Series 2024BV	5.00%	05/15/40 (a)	500,000	537,621
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,075,242
University of California Hastings College of the Law
Refunding RB Series 2017	5.00%	04/01/32 (a)	1,100,000	1,138,502
Refunding RB Series 2017	5.00%	04/01/34 (a)	1,115,000	1,148,904
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	924,277
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	499,422
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	437,809
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/26	450,000	461,505
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	609,998
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	649,911
				461,520,240
GUAM 1.6%
Guam Government Waterworks Authority
RB Series 2025A	5.25%	07/01/40 (a)	645,000	674,779
RB Series 2025A	5.25%	07/01/41 (a)	585,000	606,381
RB Series 2025A	5.25%	07/01/50 (a)	250,000	251,329
Guam Waterworks Authority Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	609,862
See financial notes
34
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,196,078
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,232,560
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	431,864
Refunding RB Series 2024A	5.00%	10/01/37 (a)	425,000	453,203
Territory of Guam
Refunding RB Series 2025G	5.00%	01/01/28	500,000	522,281
Refunding RB Series 2025G	5.00%	01/01/34	500,000	542,904
				7,521,241
PUERTO RICO 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (a)	2,500,000	2,293,146
Total Municipal Securities (Cost $475,191,229)				471,334,627
Total Investments in Securities (Cost $475,191,229)				471,334,627

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	Refunded bond.
(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,415,000 or 0.7% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$471,334,627	$—	$471,334,627
Total	$—	$471,334,627	$—	$471,334,627

[1]	As categorized in the Portfolio Holdings.
See financial notes
36
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $475,191,229)		$471,334,627
Cash		10,038
Receivables:
Interest		5,105,253
Fund shares sold		276,719
Investments sold		44,744
Prepaid expenses	+	5,927
Total assets		476,777,308

Liabilities
Payables:
Investments bought - delayed-delivery		7,574,338
Distributions to shareholders		561,212
Fund shares redeemed		175,413
Investment adviser fees		78,892
Shareholder service fees		59,032
Independent trustees’ fees		31
Accrued expenses	+	81,585
Total liabilities		8,530,503
Net assets		$468,246,805

Net Assets by Source
Capital received from investors		$497,223,071
Total distributable loss	+	(28,976,266)
Net assets		$468,246,805

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$468,246,805		43,199,254		$10.84

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
37

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$16,324,408

Expenses
Investment adviser and administrator fees		995,590
Shareholder service fees		653,336
Portfolio accounting fees		89,191
Professional fees		54,770
Registration fees		25,695
Shareholder reports		11,385
Independent trustees’ fees		10,619
Custodian fees		2,990
Transfer agent fees		1,143
Other expenses	+	7,682
Total expenses		1,852,401
Expense reduction	–	131,461
Net expenses	–	1,720,940
Net investment income		14,603,468

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(4,252,900)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(9,245,253)
Net realized and unrealized losses		(13,498,153)
Increase in net assets resulting from operations		$1,105,315
See financial notes
38
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$14,603,468	$12,989,574
Net realized losses		(4,252,900)	(3,301,834)
Net change in unrealized appreciation (depreciation)	+	(9,245,253)	13,707,872
Increase in net assets resulting from operations		$1,105,315	$23,395,612

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,559,021 )	($12,975,696 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,218,792	$188,388,507	12,432,791	$135,836,881
Shares reinvested		737,724	8,094,529	675,367	7,449,493
Shares redeemed	+	(14,086,604)	(154,031,307)	(10,413,792)	(114,322,764)
Net transactions in fund shares		3,869,912	$42,451,729	2,694,366	$28,963,610

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,329,342	$439,248,782	36,634,976	$399,865,256
Total increase	+	3,869,912	28,998,023	2,694,366	39,383,526
End of period		43,199,254	$468,246,805	39,329,342	$439,248,782
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
39

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$9.09	$8.81	$9.20	$10.64	$10.42
Income (loss) from investment operations:
Net investment income (loss)[2]	0.34 [3]	0.32	0.56 [3]	0.27	0.32
Net realized and unrealized gains (losses)	(0.52)	0.32	(0.37)	(1.43)	0.23
Total from investment operations	(0.18)	0.64	0.19	(1.16)	0.55
Less distributions:
Distributions from net investment income	(0.36)[3]	(0.36)	(0.58)[3]	(0.28)	(0.26)
Distributions from net realized gains	—	—	—	—	(0.07)
Total distributions	(0.36)	(0.36)	(0.58)	(0.28)	(0.33)
Redemption fees[2]	—	—	—	—	— [4]
Net asset value at end of period	$8.55	$9.09	$8.81	$9.20	$10.64
Total return	(1.98%)	7.39%	2.14%	(11.10%)	5.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.50%	0.50%	0.50%	0.50%[5]	0.58%[6]
Total expenses	0.59%	0.60%	0.68%	0.55%[5]	0.70%
Net investment income (loss)	3.81%[3]	3.56%	6.28%[3]	2.63%	2.99%
Portfolio turnover rate	39%[7]	181%[8]	157%[8]	126%[8]	83%[8]
Net assets, end of period (x 1,000)	$72,883	$67,548	$41,279	$48,588	$69,314

[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]	Calculated based on the average shares outstanding during the period.
[3]
Includes a payment of past due interest income received from defaulted securities. At August 31, 2025, the per share effect on net investment income and distributions from net investment income was $0.01 and ($0.04), respectively. At August 31, 2023, the per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively. The effect on net investment income to average net assets at August 31, 2025, and August 31, 2023, was 0.13% and 2.77%, respectively
(see financial note 2(d) for additional information).

[4]	Effective July 1, 2021, redemption fees were eliminated.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
[8]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 67%, 82%, 57%, and 47%, respectively (see financial note 2b for additional information).

See financial notes
40
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.7% OF NET ASSETS
ALABAMA 3.0%
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)(b)	250,000	271,064
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	263,707
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	500,000	505,724
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.50%	10/01/53 (b)	585,000	596,448
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)(b)	250,000	275,756
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	266,710
				2,179,409
ARIZONA 2.3%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	3.95%	01/01/46 (b)(c)(d)	855,000	855,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/33 (b)	150,000	161,715
Equitable School Revolving Fund LLC Obligated Group RB Series 2024A	5.00%	11/01/49 (b)	250,000	238,518
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (b)	400,000	396,235
				1,651,468
CALIFORNIA 9.8%
Antelope Valley Community College District
GO Bonds Series 2025D	4.62%	08/01/43 (b)(e)	700,000	301,741
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	5.25%	07/01/54 (b)	100,000	100,982
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	262,969
RB Series 2024A-1	5.00%	05/01/54 (a)(b)	250,000	267,142
California Educational Facilities Authority
St. Mary’s College of California Refunding RB Series 2023A	5.00%	10/01/38 (b)	200,000	200,135
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	210,000	211,561
Republic Services, Inc. RB Series 2021B	3.85%	07/01/51 (a)(b)	250,000	250,037
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	358,572
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (b)	250,000	232,681
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
41

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/26	230,000	233,609
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (b)	175,000	170,595
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (b)	185,000	178,609
Chaffey Joint Union High School District
GO Bonds Series 2024H	4.46%	08/01/49 (b)(e)	500,000	151,074
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (b)	250,000	184,182
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2025D	5.00%	11/01/51 (b)	250,000	255,656
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/43 (b)	250,000	234,354
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/55 (b)(f)	250,000	257,566
Hawthorne Public Financing Authority
RB 2024	5.00%	11/01/49 (b)	250,000	258,338
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/44 (b)(f)	250,000	259,900
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2022B	5.00%	07/01/43 (b)	200,000	203,716
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (b)	155,000	163,453
Pacifica School District
GO Bonds Series 2024	4.00%	08/01/42 (b)	140,000	133,205
GO Bonds Series 2024	4.00%	08/01/43 (b)	200,000	187,448
Pasadena Public Financing Authority
Refunding RB Series 2024	4.38%	06/01/42 (b)(e)	500,000	225,958
Poway Unified School District
Poway Unified School District Facilities Improvement District No. 2007-1 GO Bonds Series 2011	4.67%	08/01/51 (e)	600,000	159,401
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (b)	250,000	214,786
RB Series 2023B	5.25%	07/01/34 (b)	250,000	277,275
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/38 (b)	205,000	208,073
Santa Rosa High School District
GO Bonds Series 2025B	4.75%	08/01/54 (b)	250,000	246,146
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (b)	250,000	264,977
State of California
GO Bonds Series 2022	3.00%	04/01/52 (b)	330,000	233,516
Refunding GO Bonds Series 2025	5.00%	03/01/37 (b)	250,000	280,138
				7,167,795
COLORADO 2.9%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (b)	500,000	417,116
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (b)(c)	375,000	346,476
See financial notes
42
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	228,394
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (b)	200,000	173,135
CommonSpirit Health Obligated Group Refunding RB Series 2024A	5.25%	12/01/54 (b)	250,000	249,159
Intermountain Healthcare Obligated Group Refunding RB Series 2019A	4.00%	01/01/35 (b)	375,000	375,923
Whispering Pines Metropolitan District No. 1
Refunding GO Bonds Series 2023	5.00%	12/01/43 (b)	325,000	330,149
				2,120,352
CONNECTICUT 0.7%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	250,000	284,129
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	250,000	251,498
				535,627
DISTRICT OF COLUMBIA 1.0%
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (b)	250,000	248,730
Refunding RB Series 2025A	5.00%	10/01/50 (b)	250,000	247,416
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (b)	250,000	250,721
				746,867
FLORIDA 7.0%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (b)	250,000	173,788
City of Cape Coral Water & Sewer Revenue
Refunding RB Series 2025	5.25%	10/01/55 (b)(f)	250,000	255,872
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	218,781
City of Tampa
RB Series 2021C	2.00%	10/01/40 (b)	250,000	168,990
H Lee Moffitt Cancer Center & Research Institute Obligated Group RB Series 2020B	5.00%	07/01/34 (b)	255,000	270,213
County of Miami-Dade Seaport Department
Refunding RB Series 2023A	5.00%	10/01/26	210,000	214,845
Florida Development Finance Corp.
Florida Health Sciences Center, Inc. Obligated Group RB Series 2024A	4.50%	08/01/55 (b)	300,000	262,586
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	272,585
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (b)	250,000	260,056
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (b)	250,000	271,195
Refunding RB Series 2024A	5.00%	10/01/39 (b)	250,000	268,762
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (b)	275,000	276,239
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (b)	600,000	606,051
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/54 (b)	250,000	228,476
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
43

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami Beach Redevelopment Agency
Tax Allocation Series 2025	5.00%	02/01/43 (b)	250,000	253,969
Palm Beach County Health Facilities Authority
Baptist Health South Florida Foundation, Inc. RB Series 2019	3.00%	08/15/44 (b)	150,000	109,807
School Board of Miami-Dade County
Refunding COP Series 2016C	3.25%	02/01/33 (b)	265,000	261,343
Village Community Development District No. 15
Phase I Special Assessment Special Assessment Series 2023	5.00%	05/01/43 (b)	250,000	242,961
Phase I Special Assessment Special Assessment Series 2024	4.20%	05/01/39 (b)	250,000	233,811
Phase I Special Assessment Special Assessment Series 2024	4.80%	05/01/55 (b)	250,000	223,307
				5,073,637
GEORGIA 1.4%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (b)	300,000	225,506
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (b)	250,000	248,194
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)(b)	250,000	265,900
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	286,247
				1,025,847
IDAHO 0.8%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (b)(c)	300,000	309,918
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (b)(c)	230,000	234,369
				544,287
ILLINOIS 5.8%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	479,790
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (b)	300,000	299,996
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (b)	200,000	209,709
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (b)	250,000	239,114
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	495,928
GO Bonds Series 2024A	5.00%	01/01/45 (b)	440,000	413,428
City of Chicago Waterworks Revenue
Refunding RB Series 2023B	5.00%	11/01/35 (b)	250,000	268,420
Illinois Finance Authority
Northwestern Memorial Healthcare Obligated Group Refunding RB Series 2021A	4.00%	07/15/35 (b)	235,000	236,326
State of Illinois Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (b)	250,000	257,433
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.77%	06/15/43 (e)	405,000	163,713
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.20%	06/15/41 (b)(e)	500,000	224,615
See financial notes
44
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (b)	250,000	247,084
GO Bonds Series 2023B	5.25%	05/01/39 (b)	250,000	261,421
GO Bonds Series 2024B	5.25%	05/01/49 (b)	200,000	201,104
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (b)	250,000	257,273
				4,255,354
INDIANA 0.2%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	150,000	151,175
KENTUCKY 0.9%
Kenton County School District Finance Corp.
RB Series 2021	2.00%	12/01/27 (c)	330,000	321,460
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	200,000	157,041
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(c)	240,000	189,089
				667,590
LOUISIANA 1.4%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	205,000	223,648
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (b)	215,000	150,452
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (b)	350,000	348,997
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2025B	5.00%	05/01/35	250,000	283,555
				1,006,652
MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (b)	250,000	255,604
MARYLAND 0.8%
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (b)	250,000	255,030
Maryland Health & Higher Educational Facilities Authority
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (b)	350,000	358,263
				613,293
MASSACHUSETTS 2.9%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (b)	200,000	147,544
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.25%	07/01/55 (b)	500,000	519,025
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
45

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (b)	285,000	269,408
Emerson College RB Series 2018	5.00%	01/01/43 (b)	500,000	480,465
Smith College Refunding RB Series 2025	4.00%	07/01/45 (b)	500,000	454,288
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (b)	250,000	260,471
				2,131,201
MICHIGAN 2.3%
Anchor Bay School District
GO Bonds Series 2025II	5.00%	11/01/44 (b)(c)	250,000	255,338
Lansing Board of Water & Light
Refunding RB Series 2024A	5.00%	07/01/49 (b)	250,000	254,883
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/43 (b)(f)	500,000	509,525
Southfield Public Schools
Go Bonds 2025	5.00%	05/01/36 (b)(c)	220,000	246,588
State of Michigan Trunk Line Revenue
RB Series 2023	5.50%	11/15/49 (b)	250,000	264,425
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (b)(c)	200,000	147,207
				1,677,966
MINNESOTA 1.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	279,617
Eden Prairie Independent School District No. 272
GO Bonds Series 2019B	3.00%	02/01/34 (b)(c)	330,000	314,651
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (b)(c)	285,000	272,168
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024B	5.00%	01/01/30	250,000	271,039
				1,137,475
MISSOURI 1.2%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (b)	250,000	258,002
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	295,000	283,006
Kansas City Industrial Development Authority
City of Kansas City Airport Revenue RB Series 2020A	5.00%	03/01/32 (b)	345,000	364,110
				905,118
NEBRASKA 0.4%
Omaha Airport Authority
RB Series 2024	5.00%	12/15/33	250,000	272,017
See financial notes
46
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.3%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	244,331
NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (b)	250,000	234,646
Waste Management, Inc. Refunding RB Series 2018A	4.00%	10/01/33 (a)(b)	250,000	250,078
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (b)	250,000	259,642
				744,366
NEW JERSEY 3.7%
New Jersey Economic Development Authority
RB Series 2017B	5.00%	06/15/30 (b)	240,000	257,979
New Jersey Transportation Trust Fund Authority
RB Series 2020AA	4.00%	06/15/50 (b)	180,000	153,361
RB Series 2023BB	5.00%	06/15/46 (b)	250,000	251,063
RB Series 2024CC	5.25%	06/15/50 (b)	250,000	254,894
Refunding RB Series 2019A	5.00%	12/15/33 (b)	225,000	239,917
New Jersey Turnpike Authority
RB Series 2022B	4.50%	01/01/48 (b)	500,000	479,308
RB Series 2025B	5.00%	01/01/28	250,000	264,908
RB Series 2025B	5.00%	01/01/31	250,000	278,743
Tobacco Settlement Financing Corp.
Refunding RB Series 2018A	5.25%	06/01/46 (b)	500,000	495,591
				2,675,764
NEW YORK 15.9%
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (b)	250,000	257,492
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	4.00%	09/01/40 (b)	250,000	231,615
City of New York
GO Bonds Series 2015F5	3.85%	06/01/44 (b)(c)(d)	400,000	400,000
GO Bonds Series 2019B-1	3.00%	10/01/44 (b)	265,000	197,550
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	250,000	242,766
GO Bonds Series 2021F-1	4.00%	03/01/47 (b)	295,000	257,090
GO Bonds Series 2022D-1	5.50%	05/01/46 (b)	250,000	260,069
GO Bonds Series 2025A-1	5.25%	08/01/53 (b)	250,000	256,678
GO Bonds Series 2025G-1	5.00%	02/01/39 (b)	250,000	268,438
Metropolitan Transportation Authority
RB Series 2020C-1	4.75%	11/15/45 (b)	500,000	479,305
Refunding RB Series 2016C-2A	3.00%	11/15/38 (b)	200,000	155,207
New York City Municipal Water Finance Authority
New York City Water & Sewer System RB Series 2024CC-1	4.25%	06/15/54 (b)	250,000	222,140
New York City Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (b)	250,000	255,654
Water & Sewer System RB Series 2016BB	4.00%	06/15/49 (b)(c)(d)	190,000	190,000
Water & Sewer System RB Series 2024AA	5.00%	06/15/51 (b)	250,000	253,198
Water & Sewer System Refunding RB Series 2022BB1	3.85%	06/15/44 (b)(c)(d)	850,000	850,000
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Authority
Future Tax Secured Revenue RB Series 2025A	5.25%	05/01/52 (b)	250,000	257,572
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2023B	4.38%	05/01/53 (b)	250,000	229,685
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2024G-1	5.25%	05/01/51 (b)	500,000	513,665
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2025E	5.00%	11/01/37 (b)	250,000	272,006
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2025H	5.50%	11/01/51 (b)	250,000	262,865
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB Series 2025F-1	5.00%	11/01/37 (b)	250,000	273,000
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2025S-1	5.00%	07/15/34	250,000	282,828
RB Series 2025S-1	5.00%	07/15/35	250,000	282,321
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2019A-2	5.00%	05/01/39 (b)	280,000	288,253
RB Series 2022A-1	4.00%	08/01/48 (b)	500,000	433,631
RB Series 2022C-1	4.00%	02/01/39 (b)	250,000	238,186
New York State Dormitory Authority
New York Institute of Technology RB Series 2024	5.00%	07/01/43 (b)	500,000	501,454
State of New York Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/36 (b)	500,000	496,124
State University of New York Dormitory Facilities Revenue RB Series 2025A	5.25%	07/01/55 (b)	250,000	256,157
New York State Thruway Authority
State of New York Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (b)	275,000	241,688
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (b)	250,000	243,260
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (b)	250,000	257,174
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (b)	250,000	240,132
JFK NTO LLC RB Series 2025	6.00%	06/30/50 (b)	250,000	258,574
Port Authority of New York & New Jersey
Refunding RB Series 2025250	5.25%	10/15/51 (b)	250,000	259,806
Triborough Bridge & Tunnel Authority
Refunding RB Series 2001C	3.85%	01/01/32 (b)(c)(d)	155,000	155,000
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (b)	230,000	240,295
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/38 (b)	325,000	349,464
				11,610,342
NORTH CAROLINA 2.0%
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (b)	250,000	216,398
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (b)	250,000	253,417
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	500,000	484,895
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (b)	510,000	483,192
				1,437,902
See financial notes
48
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OHIO 1.4%
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	250,000	240,586
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (b)	250,000	255,971
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (b)	250,000	248,209
University of Cincinnati
RB Series 2024A	5.25%	06/01/54 (b)	250,000	256,212
				1,000,978
OKLAHOMA 1.2%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (b)	500,000	473,433
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (b)	195,000	175,631
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (b)	250,000	214,939
				864,003
OREGON 1.5%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/54 (b)	250,000	237,546
Lane County School District No. 40 Creswell
GO Bonds Series 2023	5.18%	06/15/43 (b)(c)(e)	900,000	362,751
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/26	250,000	253,736
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	250,000	232,673
				1,086,706
PENNSYLVANIA 3.2%
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (b)	500,000	517,675
Commonwealth of Pennsylvania
GO Bonds Series 20241ST	5.00%	08/15/27	305,000	320,916
Pennsylvania Economic Development Financing Authority
Republic Services, Inc. Refunding RB Series 2019A	3.85%	04/01/34 (a)(b)	250,000	250,020
Waste Management Obligated Group RB Series 2013	3.85%	08/01/45 (a)(b)	250,000	250,032
Waste Management, Inc. RB Series 2021A	4.00%	06/01/41 (a)(b)	250,000	249,755
Pennsylvania Housing Finance Agency
Refunding RB Series 2025150A	4.15%	04/01/36 (b)(f)	150,000	149,354
Refunding RB Series 2025150A	4.25%	10/01/36 (b)(f)	100,000	99,597
Pennsylvania Turnpike Commission
Refunding RB Series 2022B	5.00%	12/01/47 (b)	500,000	504,960
				2,342,309
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (b)	250,000	229,315
RHODE ISLAND 0.9%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/43 (b)	460,000	464,954
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/40 (b)	200,000	204,830
				669,784
SOUTH CAROLINA 1.7%
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (b)	260,000	209,608
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (b)	500,000	528,183
RB Series 2024A	5.00%	12/01/30	250,000	276,710
Refunding RB Series 2016B	5.00%	12/01/56 (b)	250,000	244,948
				1,259,449
TENNESSEE 2.4%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (b)	500,000	500,268
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (b)	250,000	249,436
Metropolitan Government Nashville & Davidson County Industrial Development Board
Waste Management, Inc. of Tennessee RB Series 2001	3.88%	08/01/31 (a)(b)	250,000	250,242
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
Refunding RB Series 2025	5.25%	07/01/55 (b)	250,000	258,186
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	250,000	252,151
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	230,000	251,638
				1,761,921
TEXAS 12.0%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	173,808
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (b)	500,000	451,833
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (b)	250,000	209,741
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (b)(c)	250,000	216,505
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (b)	400,000	354,431
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)(b)	245,000	245,047
City of Garland Electric Utility System Revenue
RB Series 2023	4.25%	03/01/48 (b)	250,000	230,511
See financial notes
50
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (b)	250,000	217,725
City of Houston Airport System Revenue
RB Series 2021A	4.00%	07/01/46 (b)	250,000	212,783
Refunding RB Series 2023A	5.00%	07/01/31	275,000	300,341
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (b)	250,000	231,105
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (b)	250,000	224,875
RB Series 2024C	5.00%	02/01/54 (b)	250,000	250,891
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (b)	500,000	465,535
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/30 (c)	250,000	271,971
Community Independent School District
Refunding GO Bonds Series 2024	5.00%	02/15/40 (b)(c)	170,000	180,746
County of Harris Toll Road Revenue
RB Series 2024A	4.00%	08/15/49 (b)	400,000	345,829
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (b)	150,000	111,900
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/33 (b)	165,000	167,859
Refunding GO Bonds Series 2017	5.00%	08/15/35 (b)	200,000	202,348
Garland Independent School District
GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	250,000	252,930
Gonzales Independent School District
GO Bonds Series 2024	5.00%	08/01/44 (b)(c)	250,000	256,473
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (b)	250,000	256,113
Refunding RB Series 2016	3.25%	02/15/42 (b)	195,000	149,604
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (b)	280,000	279,783
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (b)	250,000	223,991
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (b)	500,000	432,376
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	5.25%	08/15/44 (b)(c)	250,000	259,182
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (b)(c)	250,000	218,728
Orenda Education RB Series 2023A	4.25%	08/15/58 (b)(c)	200,000	173,005
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (b)(c)	250,000	252,931
Prosper Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	215,799
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28 (c)	275,000	289,443
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	165,000	166,302
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
51

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Houston
RB Series 2024A	4.00%	02/15/49 (b)	250,000	215,373
				8,707,817
UTAH 2.1%
City of Salt Lake City Airport Revenue
RB Series 2021A	5.00%	07/01/46 (b)	265,000	261,748
RB Series 2023A	5.00%	07/01/28	425,000	451,228
RB Series 2023A	5.25%	07/01/40 (b)	250,000	260,429
Duchesne County School District
RB Series 2025	5.00%	06/01/29	300,000	324,333
Utah Housing Corp.
Daybreak I Holdings LP RB Series 2025	2.95%	04/01/46 (a)(b)(f)	250,000	250,005
				1,547,743
VIRGINIA 0.9%
Albemarle County Economic Development Authority
Sentara Healthcare Obligated Group Refunding RB Series 2018B	3.90%	10/01/48 (b)(c)(d)	195,000	195,000
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	500,000	432,557
				627,557
WASHINGTON 2.8%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (b)	250,000	258,468
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (b)	165,000	170,618
RB Series 2025B	5.00%	10/01/32	250,000	274,854
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	535,541
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (b)	300,000	307,365
State of Washington
GO Bonds Series 2024C	5.00%	02/01/34	445,000	508,258
				2,055,104
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (b)	250,000	263,977
WISCONSIN 1.2%
State of Wisconsin
GO Bonds Series 20253	5.00%	05/01/37 (b)	325,000	361,519
See financial notes
52
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (b)	125,000	107,376
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (b)	500,000	411,262
				880,157
Total Municipal Securities (Cost $76,352,152)				74,128,259
Total Investments in Securities (Cost $76,352,152)				74,128,259

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$74,128,259	$—	$74,128,259
Total	$—	$74,128,259	$—	$74,128,259

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
53

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $76,352,152)		$74,128,259
Cash		93,978
Receivables:
Interest		722,555
Fund shares sold		7,884
Prepaid expenses	+	14,847
Total assets		74,967,523

Liabilities
Payables:
Investments bought - delayed-delivery		1,779,400
Distributions to shareholders		122,642
Fund shares redeemed		105,254
Investment adviser fees		17,548
Accrued expenses	+	59,310
Total liabilities		2,084,154
Net assets		$72,883,369

Net Assets by Source
Capital received from investors		$84,050,253
Total distributable loss	+	(11,166,884)
Net assets		$72,883,369

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$72,883,369		8,523,794		$8.55

See financial notes
54
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$2,988,254
Interest received from defaulted securities - unaffiliated issuers[1]	+	94,435
Total investment income		3,082,689

Expenses
Investment adviser and administrator fees		285,849
Portfolio accounting fees		50,003
Professional fees		30,800
Registration fees		28,597
Independent trustees’ fees		9,589
Shareholder reports		5,326
Custodian fees		4,307
Transfer agent fees		2,850
Other expenses	+	5,081
Total expenses		422,402
Expense reduction	–	64,904
Net expenses	–	357,498
Net investment income		2,725,191

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(727,986)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,500,000)
Net realized and unrealized losses		(4,227,986)
Decrease in net assets resulting from operations		($1,502,795 )

[1]	Includes a payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
55

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$2,725,191 [1]	$1,875,754
Net realized losses		(727,986)	(442,706)
Net change in unrealized appreciation (depreciation)	+	(3,500,000)	2,228,346
Increase (decrease) in net assets resulting from operations		($1,502,795 )	$3,661,394

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,934,977 )[1]	($2,125,904 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,673,599	$50,192,634	5,288,501	$47,453,243
Shares reinvested		161,918	1,426,780	124,448	1,109,806
Shares redeemed	+	(4,742,462)	(41,846,193)	(2,667,612)	(23,829,560)
Net transactions in fund shares		1,093,055	$9,773,221	2,745,337	$24,733,489

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,430,739	$67,547,920	4,685,402	$41,278,941
Total increase	+	1,093,055	5,335,449	2,745,337	26,268,979
End of period		8,523,794	$72,883,369	7,430,739	$67,547,920

[1]	Includes a payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
56
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Tax-Free Bond Fund seeks high current income that is exempt from federal income tax, consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax.
The Schwab California Tax-Free Bond Fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax.
The Schwab Opportunistic Municipal Bond Fund seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
57

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund held Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
to the transfer in-kind to the predecessor fund. During the period ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a substantial distribution payment to bondholders. Due to the sale of the underlying properties, accruals for interest were suspended. A portion of the distribution payment received in April 2023 consisted of past due unpaid interest income and the fund’s shareholders received an income distribution payment of the past due interest income which represented $0.27 per share on record date. During the period ended August 31, 2025, a final residual distribution payment was made to bond holders which consisted of county tax levy deficit payments collected less trust operating, administration, and legal expenses related to liquidating the trust. The total residual distribution payment made was $841,310 of which the fund allocated $94,435 as past due unpaid interest income which is disclosed as Interest received from defaulted securities — unaffiliated issuers in the fund’s Statement of Operations. In addition, the fund’s shareholders received a distribution of net investment income on a tax basis of past due interest income in June 2025 in the amount of $307,864 which represented $0.04 per share on record date (see financial note 8 Federal income taxes for additional information).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except the Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays distributions from net investment income, if any, on the last business day of every month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.
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Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes (continued)

 3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At August 31, 2025, as a percentage of the total assets the Schwab Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund had credit and/or liquidity enhancements in the amount of 10% and 12% of total assets, respectively, with no single entity providing greater than 10% of total assets in credit and/or liquidity enhancements. The Schwab California Tax-Free Bond Fund held less than 10% of total assets in securities with credit and/or liquidity enhancements.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.22%	0.22%	0.40%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.38%	0.38%	0.50%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended August 31, 2025, the funds did not have any purchases and sales of securities with other funds managed by the investment adviser.
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Schwab Municipal Bond Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2025, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$273,297,905	$302,861,069
Schwab California Tax-Free Bond Fund	194,357,166	151,936,945
Schwab Opportunistic Municipal Bond Fund	37,342,109	27,382,667
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Schwab Municipal Bond Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$546,778,743	$4,707,895	($9,080,220 )	($4,372,325 )
Schwab California Tax-Free Bond Fund	475,390,796	3,520,362	(7,576,531)	(4,056,169)
Schwab Opportunistic Municipal Bond Fund	76,352,152	382,947	(2,606,840)	(2,223,893)
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the differing treatment of amortization of bond discounts and premiums. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Tax-Free Bond Fund	$710,944	($4,372,325 )	($41,076,057 )	($44,737,438 )
Schwab California Tax-Free Bond Fund	557,526	(4,056,169)	(24,916,411)	(28,415,054)
Schwab Opportunistic Municipal Bond Fund	226,225	(2,223,893)	(9,046,574)	(11,044,242)
The components of distributable earnings on a tax basis may not match the Total distributable loss line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$41,076,057
Schwab California Tax-Free Bond Fund	24,916,411
Schwab Opportunistic Municipal Bond Fund	8,517,074
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $529,500, all of which will be available in the next fiscal year.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$20,045,944	$—	$19,607,926	$—
Schwab California Tax-Free Bond Fund	14,557,296	1,725	12,975,696	—
Schwab Opportunistic Municipal Bond Fund	2,903,886	31,091	2,120,921	4,983
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
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Schwab Municipal Bond Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion
Deloitte & Touche LLP
Denver, Colorado
October 22, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Municipal Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity,
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Schwab Municipal Bond Funds
due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on
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Schwab Municipal Bond Funds
this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
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MFR13656-28
00317403

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments - Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 22, 2025